Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Aerospace & Defense - 2.1%
Lockheed Martin Corp.	1,131	484,204
Northrop Grumman Corp.	104	38,955
Raytheon Co.	299	66,061
Teledyne Technologies, Inc.*	26	9,492

		598,712

Banks - 1.8%
Commerce Bancshares, Inc.	3,003	203,183
Investors Bancorp, Inc.	11,011	133,068
JPMorgan Chase & Co.	845	111,844
M&T Bank Corp.	26	4,381
Popular, Inc.	806	45,104

		497,580

Beverages - 6.0%
Coca-Cola Co. (The)	10,075	588,380
Coca-Cola European Partners plc	4,056	213,386
PepsiCo, Inc.	6,240	886,205

		1,687,971

Capital Markets - 1.5%
Intercontinental Exchange, Inc.	2,639	263,214
Nasdaq, Inc.	1,404	163,510

		426,724

Chemicals - 1.3%
Ecolab, Inc.	923	181,009
NewMarket Corp.	416	182,882

		363,891

Commercial Services & Supplies - 2.4%
Advanced Disposal Services, Inc.*	4,186	137,929
Cintas Corp.	65	18,133
Clean Harbors, Inc.*	247	20,308
Republic Services, Inc.	1,716	163,106
Tetra Tech, Inc.	2,353	201,417
UniFirst Corp.	650	132,554

		673,447

Communications Equipment - 0.5%
EchoStar Corp., Class A*	3,302	131,766

Consumer Finance - 0.7%
Credit Acceptance Corp.*	468	200,763

Distributors - 0.6%
Pool Corp.	728	159,650

Diversified Consumer Services - 0.6%
H&R Block, Inc.	7,085	164,372

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B*	949	212,984

Diversified Telecommunication Services - 5.5%
AT&T, Inc.	16,029	603,011
Verizon Communications, Inc.	15,522	922,628

		1,525,639

Investments	Shares	Value ($)
Electric Utilities - 3.7%
American Electric Power Co., Inc.	1,885	196,455
Duke Energy Corp.	65	6,346
IDACORP, Inc.	1,846	207,103
NextEra Energy, Inc.	741	198,736
Pinnacle West Capital Corp.	2,028	198,115
Portland General Electric Co.	3,185	195,877
Southern Co. (The)	442	31,117

		1,033,749

Electronic Equipment, Instruments & Components - 0.5%
Dolby Laboratories, Inc., Class A	1,989	137,917

Entertainment - 0.9%
Cinemark Holdings, Inc.	3,354	105,685
Madison Square Garden Co. (The), Class A*	507	150,168

		255,853

Equity Real Estate Investment Trusts (REITs) - 6.7%
AvalonBay Communities, Inc.	1,053	228,174
Camden Property Trust	1,846	207,546
Crown Castle International Corp.	1,144	171,417
Equinix, Inc.	65	38,332
Equity LifeStyle Properties, Inc.	3,016	219,414
Equity Residential	416	34,561
Essex Property Trust, Inc.	689	213,425
Extra Space Storage, Inc.	156	17,266
Federal Realty Investment Trust	936	117,019
Life Storage, Inc.	1,859	210,402
National Retail Properties, Inc.	1,079	60,424
Public Storage	897	200,713
Realty Income Corp.	2,002	156,977

		1,875,670

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	286	46,006
Sysco Corp.	2,860	234,920

		280,926

Food Products - 2.2%
Flowers Foods, Inc.	1,391	29,948
Hershey Co. (The)	1,378	213,824
Hormel Foods Corp.	3,380	159,739
Kellogg Co.	559	38,129
McCormick & Co., Inc. (Non-Voting)	923	150,791
Nomad Foods Ltd.*	260	5,247
Post Holdings, Inc.*	182	19,032

		616,710

Health Care Equipment & Supplies - 0.8%
Stryker Corp.	988	208,171

Health Care Providers & Services - 1.2%
Chemed Corp.	338	157,860
Encompass Health Corp.	2,015	155,215
Quest Diagnostics, Inc.	156	17,265

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
UnitedHealth Group, Inc.	52	14,167

		344,507

Hotels, Restaurants & Leisure - 5.7%
Cracker Barrel Old Country Store, Inc.	1,261	192,845
Domino’s Pizza, Inc.	273	76,918
Dunkin’ Brands Group, Inc.	1,820	142,124
Restaurant Brands International, Inc.	2,210	134,832
Starbucks Corp.	5,343	453,247
Wendy’s Co. (The)	6,656	144,235
Wyndham Destinations, Inc.	4,212	204,408
Yum! Brands, Inc.	2,301	243,377

		1,591,986

Household Durables - 0.4%
Helen of Troy Ltd.*	637	120,425

Household Products - 0.5%
Clorox Co. (The)	936	147,242
Procter & Gamble Co. (The)	39	4,860

		152,102

Industrial Conglomerates - 1.0%
Honeywell International, Inc.	1,573	272,475

Insurance - 7.3%
Alleghany Corp.*	182	145,174
Allstate Corp. (The)	598	70,887
American Financial Group, Inc.	1,300	141,427
Arthur J Gallagher & Co.	1,586	162,676
Assured Guaranty Ltd.	3,185	146,000
Chubb Ltd.	1,300	197,587
Fidelity National Financial, Inc.	793	38,659
First American Financial Corp.	1,417	87,826
Hanover Insurance Group, Inc. (The)	1,508	208,979
Progressive Corp. (The)	52	4,196
Reinsurance Group of America, Inc.	299	43,071
RenaissanceRe Holdings Ltd.	1,131	214,256
Travelers Cos., Inc. (The)	1,235	162,551
White Mountains Insurance Group Ltd.	182	203,334
WR Berkley Corp.	3,068	225,590

		2,052,213

Interactive Media & Services - 1.7%
Alphabet, Inc., Class A*	104	149,009
Alphabet, Inc., Class C*	117	167,805
Facebook, Inc., Class A*	780	157,490

		474,304

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc.*	221	443,927

IT Services - 10.6%
Accenture plc, Class A	2,210	453,514
Amdocs Ltd.	2,002	144,044
Automatic Data Processing, Inc.	481	82,438
Genpact Ltd.	5,018	222,147

Investments	Shares	Value ($)
Jack Henry & Associates, Inc.	1,105	165,242
Mastercard, Inc., Class A	3,354	1,059,663
Visa, Inc., Class A	4,160	827,715
Wix.com Ltd.*	104	14,840

		2,969,603

Life Sciences Tools & Services - 0.9%
ICON plc*	1,352	227,974
QIAGEN NV*	507	17,127

		245,101

Media - 0.8%
Cable One, Inc.	91	155,067
Liberty Global plc, Class C*	3,471	67,615

		222,682

Metals & Mining - 0.7%
Royal Gold, Inc.	1,781	205,385

Multi-Utilities - 2.3%
Consolidated Edison, Inc.	1,742	163,748
DTE Energy Co.	1,157	153,430
NorthWestern Corp.	949	73,044
WEC Energy Group, Inc.	2,418	241,534

		631,756

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	2,457	263,243
Exxon Mobil Corp.	7,332	455,464

		718,707

Pharmaceuticals - 9.3%
Eli Lilly & Co.	3,887	542,781
Johnson & Johnson	8,775	1,306,334
Merck & Co., Inc.	7,540	644,218
Pfizer, Inc.	2,119	78,911
Zoetis, Inc.	117	15,703

		2,587,947

Professional Services - 0.6%
Verisk Analytics, Inc.	1,079	175,305

Semiconductors & Semiconductor Equipment - 0.4%
Mellanox Technologies Ltd.*	923	111,591

Software - 5.1%
Check Point Software Technologies Ltd.*	1,807	206,558
Globant SA*	1,365	167,486
Intuit, Inc.	208	58,319
j2 Global, Inc.	2,106	201,881
Microsoft Corp.	4,680	796,676

		1,430,920

Specialty Retail - 1.9%
Home Depot, Inc. (The)	1,261	287,634
Ross Stores, Inc.	858	96,259
TJX Cos., Inc. (The)	2,691	158,877

		542,770

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	3,029	937,506

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	3,822	189,609

Transportation Infrastructure - 0.5%
Macquarie Infrastructure Corp.	3,289	145,078

Water Utilities - 0.7%
American States Water Co.	2,106	186,507

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	1,391	110,153

TOTAL COMMON STOCKS (Cost $27,225,357)		27,915,054

Total Investments - 99.9% (Cost $27,225,357)		27,915,054
Other Assets Less Liabilities - 0.1%		40,469

Net Assets - 100.0%		27,955,523

*	Non-income producing security.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 0.2%
Thales SA	228	25,070

Air Freight & Logistics - 0.2%
SG Holdings Co. Ltd.	1,200	25,742

Airlines - 0.9%
Deutsche Lufthansa AG (Registered)	1,460	22,377
Japan Airlines Co. Ltd.	2,400	68,533

		90,910

Auto Components - 0.1%
Bridgestone Corp.	400	14,397

Automobiles - 0.3%
Toyota Motor Corp.	400	28,240

Banks - 9.5%
Bank Hapoalim BM	3,944	34,025
Bank Leumi Le-Israel BM	11,356	82,096
Bank of Nova Scotia (The)	2,340	127,886
Bendigo & Adelaide Bank Ltd.	4,256	29,660
Commonwealth Bank of Australia	3,280	187,214
Hang Seng Bank Ltd.	3,600	73,345
HSBC Holdings plc	15,968	116,149
Royal Bank of Canada	1,952	154,353
Skandinaviska Enskilda Banken AB, Class A	620	6,126
Sumitomo Mitsui Financial Group, Inc.	2,500	89,588
Swedbank AB, Class A	540	8,306
Toronto-Dominion Bank (The)	920	50,878
Westpac Banking Corp.	2,136	35,920

		995,546

Beverages - 0.9%
Diageo plc	1,436	56,978
Suntory Beverage & Food Ltd.	800	34,285

		91,263

Capital Markets - 1.0%
Deutsche Boerse AG	628	102,339

Chemicals - 3.2%
Air Liquide SA	928	134,464
Akzo Nobel NV	944	89,236
Givaudan SA (Registered)	16	52,755
Israel Chemicals Ltd.	6,176	26,166
Symrise AG	352	36,255

		338,876

Commercial Services & Supplies - 2.5%
Brambles Ltd.	7,244	61,249
Secom Co. Ltd.	1,000	89,616

Investments	Shares	Value ($)
Securitas AB, Class B	1,840	28,969
Societe BIC SA	1,152	77,811

		257,645

Diversified Financial Services - 0.0%(a)
Sofina SA	16	3,661

Diversified Telecommunication Services - 3.9%
BCE, Inc.	720	33,949
Deutsche Telekom AG (Registered)	5,004	80,997
Elisa OYJ	1,536	92,497
HKT Trust & HKT Ltd.	20,000	29,981
Nippon Telegraph & Telephone Corp.	2,400	61,702
Orange SA	2,620	37,179
Proximus SADP	1,532	43,667
Singapore Telecommunications Ltd.	12,400	29,980
Spark New Zealand Ltd.	1,316	3,969

		413,921

Electric Utilities - 3.4%
Chubu Electric Power Co., Inc.	2,400	32,949
CLP Holdings Ltd.	8,500	88,832
Emera, Inc.	528	23,539
Fortis, Inc.	900	39,279
Hydro One Ltd.(b)	4,556	92,667
Orsted A/S(b)	420	45,841
Power Assets Holdings Ltd.	4,000	29,002
Red Electrica Corp. SA	144	2,878

		354,987

Electrical Equipment - 0.9%
Vestas Wind Systems A/S	936	93,387

Equity Real Estate Investment Trusts (REITs) - 3.7%
Covivio	260	30,888
Derwent London plc	632	34,241
GPT Group (The)	5,924	23,795
H&R REIT	1,568	25,360
Japan Real Estate Investment Corp.	4	29,192
Japan Retail Fund Investment Corp.	12	25,653
Link REIT	8,000	81,392
RioCan REIT	1,224	25,136
Scentre Group	14,156	36,580
United Urban Investment Corp.	40	71,707

		383,944

Food & Staples Retailing - 4.5%
Colruyt SA	1,392	69,649
ICA Gruppen AB	640	28,140
Kesko OYJ, Class B	56	3,788
Koninklijke Ahold Delhaize NV	3,764	92,602
Loblaw Cos. Ltd.	1,504	78,740
Metro, Inc.	532	21,702
Seven & i Holdings Co. Ltd.	1,600	62,252
Wm Morrison Supermarkets plc	3,192	7,656
Woolworths Group Ltd.	3,728	104,420

		468,949

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 4.3%
MEIJI Holdings Co. Ltd.	400	28,491
Nestle SA (Registered)	3,320	366,200
Orkla ASA	1,472	14,212
Saputo, Inc.	972	29,883
Tate & Lyle plc	1,632	17,056

		455,842

Gas Utilities - 1.2%
Enagas SA	956	25,766
Hong Kong & China Gas Co. Ltd.	20,000	38,532
Tokyo Gas Co. Ltd.	3,000	66,651

		130,949

Health Care Equipment & Supplies - 2.0%
Alcon, Inc.*	704	41,563
Carl Zeiss Meditec AG	20	2,449
Coloplast A/S, Class B	724	91,368
Fisher & Paykel Healthcare Corp. Ltd.	372	5,609
Siemens Healthineers AG(b)	684	32,200
Smith & Nephew plc	1,672	40,257

		213,446

Health Care Providers & Services - 0.6%
Medipal Holdings Corp.	1,200	25,863
Sonic Healthcare Ltd.	1,532	32,481

		58,344

Hotels, Restaurants & Leisure - 3.0%
Accor SA	1,648	67,628
Compass Group plc	3,216	79,572
Crown Resorts Ltd.	2,560	20,051
Flutter Entertainment plc	328	37,193
McDonald’s Holdings Co. Japan Ltd.	500	23,896
Oriental Land Co. Ltd.	400	52,627
Sodexo SA	252	26,419
Whitbread plc	176	10,371

		317,757

Household Durables - 2.2%
Barratt Developments plc	2,388	25,271
Bellway plc	744	39,082
Berkeley Group Holdings plc	1,448	100,019
Iida Group Holdings Co. Ltd.	1,600	27,458
Sekisui House Ltd.	1,600	34,853

		226,683

Household Products - 1.1%
Reckitt Benckiser Group plc	1,384	114,590

Industrial Conglomerates - 0.0%(a)
Jardine Strategic Holdings Ltd.	100	3,083

Insurance - 9.1%
Admiral Group plc	2,648	78,852
Ageas	1,456	80,306
AIA Group Ltd.	800	8,010
Assicurazioni Generali SpA	4,496	87,666
Direct Line Insurance Group plc	22,644	100,831
Gjensidige Forsikring ASA	1,488	32,447
Great-West Lifeco, Inc.	1,316	34,120

Investments	Shares	Value ($)
Hannover Rueck SE	472	91,799
Helvetia Holding AG (Registered)	224	32,237
Japan Post Holdings Co. Ltd.	3,200	29,415
Mapfre SA	7,272	18,632
MS&AD Insurance Group Holdings, Inc.	2,700	91,100
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	376	110,963
Power Financial Corp.	1,328	34,492
RSA Insurance Group plc	4,480	32,504
Sampo OYJ, Class A	772	34,966
SCOR SE	580	24,701
Tryg A/S	572	17,338
Zurich Insurance Group AG	44	18,281

		958,660

IT Services - 2.2%
CGI, Inc.*	520	39,841
Fujitsu Ltd.	300	32,149
Itochu Techno-Solutions Corp.	800	23,951
Nexi SpA*(b)	7,388	104,815
NTT Data Corp.	2,400	34,433

		235,189

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	1,100	64,730

Machinery - 1.7%
Alstom SA	1,908	101,366
Mitsubishi Heavy Industries Ltd.	2,000	74,254

		175,620

Marine - 0.3%
Kuehne + Nagel International AG (Registered)	176	28,468

Media - 0.1%
Shaw Communications, Inc., Class B	676	13,218

Metals & Mining - 2.3%
Barrick Gold Corp.	5,672	105,116
Kinross Gold Corp.*	6,724	34,114
Newcrest Mining Ltd.	1,700	33,607
Polymetal International plc	2,024	34,311
Wheaton Precious Metals Corp.	1,181	34,790

		241,938

Multiline Retail - 0.9%
Canadian Tire Corp. Ltd., Class A	280	30,048
Wesfarmers Ltd.	2,244	67,917

		97,965

Multi-Utilities - 0.3%
Algonquin Power & Utilities Corp.	1,996	30,577
Canadian Utilities Ltd., Class A	84	2,572

		33,149

Oil, Gas & Consumable Fuels - 4.0%
BP plc	3,528	21,239
Imperial Oil Ltd.	1,116	26,479
Neste OYJ	2,348	93,362

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Royal Dutch Shell plc, Class A	2,024	53,211
Royal Dutch Shell plc, Class B	144	3,797
TOTAL SA	4,488	219,560

		417,648

Personal Products - 0.3%
Beiersdorf AG	236	26,781
Unilever plc	32	1,913

		28,694

Pharmaceuticals - 10.5%
AstraZeneca plc	580	56,761
GlaxoSmithKline plc	9,732	228,865
Merck KGaA	408	52,404
Novartis AG (Registered)	592	55,962
Novo Nordisk A/S, Class B	2,336	142,896
Ono Pharmaceutical Co. Ltd.	400	9,372
Roche Holding AG	1,356	455,960
Roche Holding AG - BR	16	5,309
UCB SA	1,016	93,542

		1,101,071

Professional Services - 1.3%
RELX plc	4,216	111,873
Wolters Kluwer NV	324	24,387

		136,260

Real Estate Management & Development - 1.6%
Aroundtown SA	4,096	38,747
Deutsche Wohnen SE	436	18,457
Hongkong Land Holdings Ltd.	3,600	19,188
PSP Swiss Property AG (Registered)	576	87,076

		163,468

Road & Rail - 3.3%
Aurizon Holdings Ltd.	4,580	16,588
Central Japan Railway Co.	200	39,830
East Japan Railway Co.	1,000	89,496
Keio Corp.	400	23,177
Kintetsu Group Holdings Co. Ltd.	500	26,618
MTR Corp. Ltd.	6,000	33,922
Nagoya Railroad Co. Ltd.	800	23,730
Seibu Holdings, Inc.	800	12,629
West Japan Railway Co.	1,000	85,565

		351,555

Software - 1.1%
Nice Ltd.*	196	33,989
Open Text Corp.	864	38,910
Oracle Corp. Japan	400	35,208
SAP SE	52	6,789

		114,896

Specialty Retail - 1.0%
ABC-Mart, Inc.	1,200	77,944
Yamada Denki Co. Ltd.	5,600	28,469

		106,413

Technology Hardware, Storage & Peripherals - 1.7%
Canon, Inc.	3,200	85,222
FUJIFILM Holdings Corp.	1,900	96,135

		181,357

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	24	7,602

Investments	Shares	Value ($)
Hermes International	124	92,976
LVMH Moet Hennessy Louis Vuitton SE	4	1,752

		102,330

Tobacco - 0.8%
Japan Tobacco, Inc.	4,000	85,473

Trading Companies & Distributors - 1.0%
ITOCHU Corp.	4,400	104,251

Transportation Infrastructure - 0.4%
Aena SME SA(b)	68	12,596
Auckland International Airport Ltd.	8	45
Flughafen Zurich AG (Registered)	80	13,911
Fraport AG Frankfurt Airport Services Worldwide	248	18,507

		45,059

Water Utilities - 0.9%
Severn Trent plc	872	29,645
United Utilities Group plc	4,668	62,364

		92,009

Wireless Telecommunication Services - 2.9%
KDDI Corp.	3,600	108,646
NTT DOCOMO, Inc.	3,600	103,199
Softbank Corp.	6,400	88,337

		300,182

TOTAL COMMON STOCKS (Cost $10,097,686)		10,389,174

Total Investments - 98.9% (Cost $10,097,686)		10,389,174
Other Assets Less Liabilities - 1.1%		117,105

Net Assets - 100.0%		10,506,279

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contract as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI EAFE E-Mini Index	1	03/20/2020	USD	$98,825	$(1,138)

Abbreviations:

USD	—	US Dollar

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	6.2%
Belgium	2.8
Canada	10.7
Denmark	3.7
Finland	2.1
France	8.0
Germany	6.2
Hong Kong	3.7
Israel	1.7
Italy	1.8
Japan	22.5
Netherlands	2.0
New Zealand	0.1
Norway	0.4
Singapore	0.5
Spain	0.6
Sweden	0.7
Switzerland	11.0
United Kingdom	14.2
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Air Freight & Logistics - 0.6%
ZTO Express Cayman, Inc., ADR	1,268	27,541

		27,541

Airlines - 0.9%
Eva Airways Corp.	48,028	19,396
InterGlobe Aviation Ltd.(a)	1,196	23,101

		42,497

Banks - 17.7%
Attijariwafa Bank	434	22,789
Banco BBVA Peru SA	3,428	3,453
Banco Bradesco SA (Preference)*	1,800	13,854
Banco de Chile	273,028	26,869
Bank Central Asia Tbk. PT	44,600	105,825
Bank of China Ltd., Class H	116,000	45,265
Bank of Communications Co. Ltd., Class H	56,000	36,060
Bank of the Philippine Islands	2,480	4,025
Bank Rakyat Indonesia Persero Tbk. PT	4,800	1,568
Banque Centrale Populaire	844	24,128
BDO Unibank, Inc.	8,260	24,050
Chang Hwa Commercial Bank Ltd.	36,000	25,562
China CITIC Bank Corp. Ltd., Class H	6,000	3,153
China Construction Bank Corp., Class H	70,000	53,639
China Merchants Bank Co. Ltd., Class H	500	2,440
Commercial International Bank Egypt SAE	6,232	33,558
Credicorp Ltd.	154	31,847
E.Sun Financial Holding Co. Ltd.	24,000	22,325
First Financial Holding Co. Ltd.	42,000	32,811
Grupo Elektra SAB de CV	100	7,311
Hong Leong Bank Bhd.	5,800	22,645
Hua Nan Financial Holdings Co. Ltd.	42,000	30,100
Industrial & Commercial Bank of China Ltd., Class H	64,000	43,024
ING Bank Slaski SA	386	20,201
Intercorp Financial Services, Inc.*(a)	16	674
Itau Unibanco Holding SA (Preference)	2,600	19,969
Komercni banka A/S	1,166	40,202
Krung Thai Bank PCL	26,600	13,740
Malayan Banking Bhd.	8,600	17,691
Mega Financial Holding Co. Ltd.	34,000	35,509
Postal Savings Bank of China Co. Ltd., Class H(a)	16,000	9,994
Public Bank Bhd.	7,800	35,403
Sberbank of Russia PJSC	5,800	22,887

Investments	Shares	Value ($)
SinoPac Financial Holdings Co. Ltd.	34,000	14,519
Taiwan Cooperative Financial Holding Co. Ltd.	44,000	30,296

		877,386

Beverages - 0.6%
Ambev SA*	600	2,506
Emperador, Inc.	177,600	25,227

		27,733

Biotechnology - 0.5%
China Biologic Products Holdings, Inc.*	220	25,498

		25,498

Capital Markets - 0.5%
Macquarie Korea Infrastructure Fund	2,724	26,512

Chemicals - 2.5%
Acron PJSC	484	36,638
Formosa Plastics Corp.	7,000	21,643
Nan Ya Plastics Corp.	11,000	25,380
Pidilite Industries Ltd.	1,986	42,083

		125,744

Commercial Services & Supplies - 0.7%
S-1 Corp.	472	36,078

Construction Materials - 1.6%
LafargeHolcim Maroc SA	130	26,072
Siam Cement PCL (The)	300	3,445
Siam Cement PCL (The), NVDR	500	5,743
Siam City Cement PCL, NVDR	3,400	20,398
Ssangyong Cement Industrial Co. Ltd.	5,226	21,770

		77,428

Diversified Telecommunication Services - 4.1%
China Telecom Corp. Ltd., Class H	64,000	25,056
China Tower Corp. Ltd., Class H(a)	28,000	5,878
Chunghwa Telecom Co. Ltd.	10,000	35,751
Magyar Telekom Telecommunications plc	26,024	38,775
Maroc Telecom	2,526	40,922
O2 Czech Republic A/S	3,770	38,904
Rostelecom PJSC	13,960	19,222

		204,508

Electric Utilities - 2.1%
CEZ A/S	1,236	27,087
CPFL Energia SA	200	1,791
Equatorial Energia SA	5,000	27,895
Manila Electric Co.	5,800	29,211
Transmissora Alianca de Energia Eletrica SA	2,600	18,837

		104,821

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.5%
WPG Holdings Ltd.	20,000	25,158

Equity Real Estate Investment Trusts (REITs) - 1.4%
Embassy Office Parks REIT	4,600	26,755
Growthpoint Properties Ltd.	8,588	12,075
Hui Xian REIT	58,000	26,782
Redefine Properties Ltd.	5,652	2,709

		68,321

Food & Staples Retailing - 3.2%
BGF retail Co. Ltd.*	226	31,287
Clicks Group Ltd.	142	2,313
GS Retail Co. Ltd.*	754	25,084
President Chain Store Corp.	2,000	19,762
Puregold Price Club, Inc.	27,600	20,742
Sun Art Retail Group Ltd.	31,000	37,009
Wal-Mart de Mexico SAB de CV	8,000	23,195

		159,392

Food Products - 3.5%
Alicorp SAA	9,932	26,777
AVI Ltd.	3,352	17,297
Dali Foods Group Co. Ltd.(a)	34,000	24,039
GlaxoSmithKline Consumer Healthcare Ltd.	6	743
Indofood CBP Sukses Makmur Tbk. PT	4,400	3,665
Nestle Malaysia Bhd.	1,100	38,733
PPB Group Bhd.	6,200	28,171
Uni-President China Holdings Ltd.	32,000	32,804

		172,229

Gas Utilities - 1.3%
China Gas Holdings Ltd.	7,600	30,146
China Resources Gas Group Ltd.	4,000	21,172
ENN Energy Holdings Ltd.	1,000	11,732

		63,050

Health Care Equipment & Supplies - 0.0%(b)
Hartalega Holdings Bhd.	1,600	2,311

Health Care Providers & Services - 3.0%
Bangkok Dusit Medical Services PCL, NVDR	36,400	29,078
Bangkok Dusit Medical Services PCL, Class F	17,400	13,900
Hapvida Participacoes e Investimentos SA(a)	2,100	29,520
IHH Healthcare Bhd.	21,000	29,209
Odontoprev SA	4,800	19,837
Sinopharm Group Co. Ltd., Class H	7,600	24,959

		146,503

Hotels, Restaurants & Leisure - 0.4%
Kangwon Land, Inc.*	976	22,561

Household Durables - 1.6%
PIK Group PJSC	6,100	41,576
Woongjin Coway Co. Ltd.	520	38,307

		79,883

Investments	Shares	Value ($)
Household Products - 0.5%
Hindustan Unilever Ltd.	58	1,653
Unilever Indonesia Tbk. PT	37,000	21,542

		23,195

Independent Power and Renewable Electricity Producers - 0.7%
Aboitiz Power Corp.	10,000	6,364
Electricity Generating PCL	2,400	23,407
Unipro PJSC	118,000	5,432

		35,203

Insurance - 4.1%
IRB Brasil Resseguros S/A	4,600	48,258
Liberty Holdings Ltd.	3,278	23,078
Ping An Insurance Group Co. of China Ltd., Class H	3,500	39,981
Samsung Fire & Marine Insurance Co. Ltd.	150	26,555
Santam Ltd.	1,916	36,095
SBI Life Insurance Co. Ltd.(a)	2,276	31,708

		205,675

Interactive Media & Services - 4.2%
Tencent Holdings Ltd.	4,300	206,558

Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd., ADR*	1,106	228,489
B2W Cia Digital*	200	3,332
Naspers Ltd., Class N	252	41,341

		273,162

IT Services - 4.5%
HCL Technologies Ltd.	4,232	35,074
Infosys Ltd.	1,602	17,420
Larsen & Toubro Infotech Ltd.(a)	1,628	44,266
Mphasis Ltd.	56	730
Samsung SDS Co. Ltd.	58	9,441
Tata Consultancy Services Ltd.	2,196	63,982
Tech Mahindra Ltd.	1,628	18,174
Wipro Ltd.	10,994	36,484

		225,571

Life Sciences Tools & Services - 0.5%
WuXi AppTec Co. Ltd., Class H(a)	2,200	26,831

Media - 0.1%
Cheil Worldwide, Inc.	340	6,034

Metals & Mining - 0.6%
AngloGold Ashanti Ltd.	364	7,372
MMC Norilsk Nickel PJSC	6	1,953
Vale SA*	1,600	18,822

		28,147

Multiline Retail - 2.5%
Golden Eagle Retail Group Ltd.	34,000	35,117
Grupo Sanborns SAB de CV	2,600	3,202
Lojas Renner SA*	2,600	34,955
Robinson PCL	600	1,035
Robinson PCL, NVDR	16,800	28,970
Woolworths Holdings Ltd.	7,174	21,226

		124,505

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 5.2%
China Coal Energy Co. Ltd., Class H	66,000	22,609
China Shenhua Energy Co. Ltd., Class H	22,000	38,929
CNOOC Ltd.	6,000	9,164
Coal India Ltd.	2,448	6,233
Formosa Petrochemical Corp.	3,000	8,928
Gazprom PJSC	380	1,348
LUKOIL PJSC	286	29,313
MOL Hungarian Oil & Gas plc	2,492	21,100
Novatek PJSC	2,078	37,573
Petroleo Brasileiro SA*	800	5,682
Petroleo Brasileiro SA (Preference)	1,800	11,984
Petronas Dagangan Bhd.	4,600	24,875
Petronet LNG Ltd.	10,288	38,423
Tatneft PJSC	218	2,596

		258,757

Personal Products - 0.1%
Colgate-Palmolive India Ltd.	358	6,665
Procter & Gamble Hygiene & Health Care Ltd.	4	616

		7,281

Pharmaceuticals - 1.1%
China Resources Pharmaceutical Group Ltd.(a)	8,000	6,728
Dr Reddy’s Laboratories Ltd.	38	1,659
Hypera SA*	2,110	17,563
Kalbe Farma Tbk. PT	30,600	3,204
Yuhan Corp.*	130	23,778

		52,932

Real Estate Management & Development - 0.3%
NEPI Rockcastle plc	1,548	12,746

Road & Rail - 0.5%
CAR, Inc.*	34,000	22,638

Semiconductors & Semiconductor Equipment - 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	21,000	222,450

Specialty Retail - 1.5%
Home Product Center PCL	2,800	1,311
Home Product Center PCL, NVDR	65,200	30,540
Petrobras Distribuidora SA	6,200	41,786

		73,637

Technology Hardware, Storage & Peripherals - 4.8%
Chicony Electronics Co. Ltd.	13,000	36,966
Samsung Electronics Co. Ltd.	4,018	190,137
Samsung Electronics Co. Ltd. (Preference)	234	9,326

		236,429

Textiles, Apparel & Luxury Goods - 0.8%
Formosa Taffeta Co. Ltd.	22,000	24,615
Grendene SA	3,000	8,053

Investments		Shares	Value ($)
Shenzhou International Group Holdings Ltd.		400	5,347

			38,015

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.		326	11,028

Tobacco - 0.6%
KT&G Corp.		402	32,076

Transportation Infrastructure - 3.3%
Airports of Thailand PCL, NVDR		16,000	36,189
Jiangsu Expressway Co. Ltd., Class H		30,000	37,283
Promotora y Operadora de Infraestructura SAB de CV		2,780	29,957
Shenzhen Expressway Co. Ltd., Class H		28,000	36,348
Shenzhen International Holdings Ltd.		12,000	24,109

			163,886

Water Utilities - 0.6%
Guangdong Investment Ltd.		14,000	28,559

Wireless Telecommunication Services - 5.6%
America Movil SAB de CV, Series L		12,200	10,118
China Mobile Ltd.		20,000	165,360
Far EasTone Telecommunications Co. Ltd.		17,000	38,604
PLDT, Inc.		50	980
SK Telecom Co. Ltd.		112	21,566
Taiwan Mobile Co. Ltd.		11,000	38,962

			275,590

TOTAL COMMON STOCKS (Cost $4,905,758)			4,906,059

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(b)

Food Products - 0.0%(b)
Britannia Industries Ltd.
8.00%, 8/28/2022 (Cost $1)	INR	78	1

Total Investments - 99.0% (Cost $4,905,759)			4,906,060
Other Assets Less Liabilities - 1.0%			48,437

Net Assets - 100.0%			4,954,497

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
INR	Indian Rupee
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contract as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	1	03/20/2020	USD	$52,505	$(4,072)

Abbreviations:

USD	—	US Dollar

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Brazil	6.6%
Chile	0.5
China	28.7
Czech Republic	2.1
Egypt	0.7
Hungary	1.2
India	8.2
Indonesia	2.7
Malaysia	4.0
Mexico	1.5
Morocco	2.3
Peru	1.3
Philippines	2.2
Poland	0.4
Russia	4.0
South Africa	3.6
South Korea	10.5
Taiwan	14.3
Thailand	4.2
Other[1]	1.0

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Aerospace & Defense - 1.8%
AAR Corp.	5,280	224,822
Aerojet Rocketdyne Holdings, Inc.*	7,440	387,401
AeroVironment, Inc.*(a)	1,440	95,918
Arconic, Inc.	14,640	438,468
Astronics Corp.*	720	18,144
Axon Enterprise, Inc.*(a)	4,800	368,688
Boeing Co. (The)	16,080	5,117,782
BWX Technologies, Inc.	1,440	91,570
Cubic Corp.	1,200	78,348
Curtiss-Wright Corp.	2,640	383,935
Ducommun, Inc.*	240	9,823
General Dynamics Corp.	6,720	1,178,957
HEICO Corp.	4,320	528,898
Hexcel Corp.	4,800	356,256
Huntington Ingalls Industries, Inc.	2,160	563,760
Kratos Defense & Security Solutions, Inc.*	12,240	224,482
L3Harris Technologies, Inc.	6,720	1,487,338
Lockheed Martin Corp.	8,400	3,596,208
Maxar Technologies, Inc.	19,200	306,432
Mercury Systems, Inc.*	3,600	276,300
Moog, Inc., Class A	3,840	344,102
National Presto Industries, Inc.	240	20,685
Northrop Grumman Corp.	5,520	2,067,626
Raytheon Co.	9,360	2,067,998
Spirit AeroSystems Holdings, Inc., Class A	5,280	344,890
Teledyne Technologies, Inc.*	1,680	613,301
Textron, Inc.	8,160	374,789
TransDigm Group, Inc.	1,440	926,323
Triumph Group, Inc.(a)	8,880	181,418
United Technologies Corp.	28,320	4,253,664
Vectrus, Inc.*	2,400	133,800

		27,062,126

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	9,840	206,345
Atlas Air Worldwide Holdings, Inc.*	19,200	429,120
CH Robinson Worldwide, Inc.	3,120	225,326
Echo Global Logistics, Inc.*	720	13,954
Expeditors International of Washington, Inc.	4,320	315,533
FedEx Corp.	9,600	1,388,544
Forward Air Corp.	2,640	172,788
Hub Group, Inc., Class A*	9,360	494,863
United Parcel Service, Inc., Class B	30,720	3,180,134
XPO Logistics, Inc.*	5,280	469,498

		6,896,105

Airlines - 0.5%
Alaska Air Group, Inc.	4,320	279,029
Allegiant Travel Co.(a)	3,120	524,285

Investments	Shares	Value ($)
American Airlines Group, Inc.(a)	10,320	276,989
Delta Air Lines, Inc.	28,080	1,565,179
Hawaiian Holdings, Inc.(a)	13,440	374,707
JetBlue Airways Corp.*	17,760	352,181
SkyWest, Inc.	18,240	1,006,301
Southwest Airlines Co.	19,920	1,095,201
Spirit Airlines, Inc.*(a)	24,960	1,025,107
United Airlines Holdings, Inc.*	11,280	843,744

		7,342,723

Auto Components - 0.6%
Adient plc*(a)	30,000	771,300
American Axle & Manufacturing Holdings, Inc.*	46,320	427,997
Aptiv plc	10,080	854,683
Autoliv, Inc.(a)	4,080	312,650
BorgWarner, Inc.	10,080	345,643
Cooper Tire & Rubber Co.	16,320	432,317
Cooper-Standard Holdings, Inc.*	18,240	483,725
Dana, Inc.	35,520	547,363
Delphi Technologies plc*	40,080	614,827
Dorman Products, Inc.*	1,680	117,264
Fox Factory Holding Corp.*(a)	2,400	157,968
Garrett Motion, Inc.*	24,480	206,122
Gentex Corp.	9,360	278,647
Gentherm, Inc.*	3,360	154,930
Goodyear Tire & Rubber Co. (The)	107,280	1,408,586
LCI Industries(a)	7,440	803,297
Lear Corp.	3,600	443,448
Motorcar Parts of America, Inc.*(a)	4,800	95,328
Standard Motor Products, Inc.	2,880	139,910
Stoneridge, Inc.*(a)	6,480	180,533
Tenneco, Inc., Class A(a)	27,120	256,826
Veoneer, Inc.*(a)	37,680	490,971
Visteon Corp.*(a)	1,920	153,235

		9,677,570

Automobiles - 0.6%
Ford Motor Co.	179,280	1,581,250
General Motors Co.	57,360	1,915,250
Harley-Davidson, Inc.(a)	2,880	96,192
Tesla, Inc.*	5,040	3,278,873
Thor Industries, Inc.(a)	16,560	1,333,411
Winnebago Industries, Inc.	9,120	499,411

		8,704,387

Banks - 8.0%
1st Source Corp.	2,880	135,907
Ameris Bancorp	18,960	762,002
Associated Banc-Corp.	53,280	1,061,870
Atlantic Union Bankshares Corp.	23,280	784,303
Banc of California, Inc.(a)	8,640	137,894
BancFirst Corp.	3,120	180,336
Bancorp, Inc. (The)*	17,040	201,583
BancorpSouth Bank	26,640	761,105
Bank of America Corp.	386,160	12,677,633
Bank of Hawaii Corp.	2,640	236,544
Bank OZK	41,280	1,121,990

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BankUnited, Inc.	29,280	966,240
Banner Corp.	9,840	507,252
Berkshire Hills Bancorp, Inc.	13,440	378,336
BOK Financial Corp.	3,120	246,168
Boston Private Financial Holdings, Inc.	20,640	235,296
Bridge Bancorp, Inc.	5,040	152,964
Brookline Bancorp, Inc.	10,560	160,512
Bryn Mawr Bank Corp.	1,680	63,034
Byline Bancorp, Inc.	1,920	37,056
Cadence Bancorp	44,160	690,221
Camden National Corp.	2,160	102,082
Cathay General Bancorp	21,840	787,550
CBTX, Inc.	480	14,184
CenterState Bank Corp.	36,480	822,989
Central Pacific Financial Corp.	3,360	93,173
CIT Group, Inc.	34,080	1,557,797
Citigroup, Inc.	101,760	7,571,962
Citizens Financial Group, Inc.	22,080	823,142
City Holding Co.(a)	2,400	181,632
Columbia Banking System, Inc.	5,760	222,912
Comerica, Inc.	8,880	543,101
Commerce Bancshares, Inc.(a)	1,680	113,669
Community Bank System, Inc.	5,040	334,001
Community Trust Bancorp, Inc.	2,400	105,000
ConnectOne Bancorp, Inc.	4,800	113,328
Cullen/Frost Bankers, Inc.(a)	1,440	128,390
Customers Bancorp, Inc.*	8,640	184,723
CVB Financial Corp.(a)	27,600	573,252
Dime Community Bancshares, Inc.	8,640	167,702
Eagle Bancorp, Inc.	7,680	335,616
East West Bancorp, Inc.	9,600	440,064
Enterprise Financial Services Corp.	720	31,327
Equity Bancshares, Inc., Class A*	11,760	315,874
FB Financial Corp.	1,200	42,780
Fifth Third Bancorp	36,960	1,051,512
Financial Institutions, Inc.	2,160	66,549
First Bancorp	28,320	262,526
First Busey Corp.	11,280	287,640
First Citizens BancShares, Inc., Class A	2,400	1,264,368
First Commonwealth Financial Corp.	9,120	123,302
First Financial Bancorp	30,240	726,970
First Financial Bankshares, Inc.	7,680	257,434
First Financial Corp.	2,640	110,167
First Foundation, Inc.	4,080	67,320
First Hawaiian, Inc.	36,480	1,060,109
First Horizon National Corp.	96,240	1,539,840
First Interstate BancSystem, Inc., Class A	7,200	277,200
First Merchants Corp.	16,320	648,720
First Midwest Bancorp, Inc.	35,760	713,054
First of Long Island Corp. (The)	3,120	68,827
First Republic Bank	5,520	612,058
Flushing Financial Corp.	11,040	219,365
FNB Corp.	82,320	960,674
Franklin Financial Network, Inc.	3,360	123,883
Fulton Financial Corp.	34,800	573,156

Investments	Shares	Value ($)
Glacier Bancorp, Inc.	5,040	213,545
Great Southern Bancorp, Inc.	960	54,634
Great Western Bancorp, Inc.	13,200	390,060
Hancock Whitney Corp.	28,800	1,144,512
Hanmi Financial Corp.	2,160	36,331
Heartland Financial USA, Inc.	9,600	469,536
Heritage Commerce Corp.	7,200	83,520
Hilltop Holdings, Inc.	20,640	467,290
Home BancShares, Inc.(a)	54,960	1,050,835
Hope Bancorp, Inc.(a)	36,960	513,929
Horizon Bancorp, Inc.	8,160	138,067
Huntington Bancshares, Inc.	55,680	755,577
IBERIABANK Corp.	16,320	1,186,627
Independent Bank Corp. - MA	4,080	294,576
Independent Bank Corp. - MI	960	20,525
Independent Bank Group, Inc.	8,880	475,258
International Bancshares Corp.	16,320	643,008
Investors Bancorp, Inc.	12,000	145,020
JPMorgan Chase & Co.	151,200	20,012,832
KeyCorp	52,560	983,397
Lakeland Bancorp, Inc.	11,520	187,085
Lakeland Financial Corp.	4,080	193,555
Live Oak Bancshares, Inc.(a)	6,720	117,466
M&T Bank Corp.	5,280	889,786
Midland States Bancorp, Inc.	4,800	126,816
NBT Bancorp, Inc.(a)	5,760	217,670
OFG Bancorp	20,400	402,084
Old National Bancorp	46,080	825,293
Opus Bank	3,600	95,886
Pacific Premier Bancorp, Inc.	17,760	529,248
PacWest Bancorp(a)	33,120	1,160,856
Park National Corp.	3,360	319,099
Peoples Bancorp, Inc.	2,160	70,286
People’s United Financial, Inc.(a)	33,840	521,813
Pinnacle Financial Partners, Inc.(a)	21,120	1,247,347
PNC Financial Services Group, Inc. (The)	19,440	2,887,812
Popular, Inc.	6,960	389,482
Preferred Bank	1,440	86,558
Prosperity Bancshares, Inc.	8,160	572,832
RBB Bancorp	3,120	61,402
Regions Financial Corp.	44,400	691,308
Renasant Corp.	16,320	521,098
S&T Bancorp, Inc.	5,760	216,518
Sandy Spring Bancorp, Inc.	9,360	325,728
Seacoast Banking Corp. of Florida*	2,640	71,676
ServisFirst Bancshares, Inc.(a)	2,640	97,020
Signature Bank	3,120	442,697
Simmons First National Corp., Class A	24,720	592,786
South State Corp.	3,120	235,903
Southern National Bancorp of Virginia, Inc.	1,920	29,818
Southside Bancshares, Inc.	2,880	101,030
Sterling Bancorp	70,800	1,416,000
Stock Yards Bancorp, Inc.	3,840	148,762
SVB Financial Group*	2,160	519,113
Synovus Financial Corp.	10,560	369,811
TCF Financial Corp.	17,280	730,598

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Texas Capital Bancshares, Inc.*	17,280	949,709
Tompkins Financial Corp.	2,160	185,954
Towne Bank	5,040	133,812
TriCo Bancshares	1,680	61,152
TriState Capital Holdings, Inc.*	480	11,035
Triumph Bancorp, Inc.*(a)	720	28,066
Truist Financial Corp.	60,960	3,143,707
Trustmark Corp.	8,640	276,307
UMB Financial Corp.	2,160	143,554
Umpqua Holdings Corp.	72,000	1,216,800
United Bankshares, Inc.(a)	15,600	535,080
United Community Banks, Inc.	22,080	616,474
Univest Financial Corp.	6,960	172,886
US Bancorp	64,080	3,410,338
Valley National Bancorp	103,200	1,086,696
Veritex Holdings, Inc.	6,480	183,514
Washington Trust Bancorp, Inc.	2,640	124,951
Webster Financial Corp.	30,480	1,367,333
Wells Fargo & Co.	181,440	8,516,794
WesBanco, Inc.	14,640	484,877
Westamerica Bancorp(a)	240	15,206
Western Alliance Bancorp	26,160	1,444,817
Wintrust Financial Corp.	14,160	896,045
Zions Bancorp NA	11,040	502,210

		120,117,808

Beverages - 1.2%
Boston Beer Co., Inc. (The), Class A*(a)	480	171,063
Brown-Forman Corp., Class B(a)	9,600	649,344
Coca-Cola Co. (The)	133,440	7,792,896
Coca-Cola Consolidated, Inc.	720	194,983
Constellation Brands, Inc., Class A	5,520	1,039,416
Keurig Dr Pepper, Inc.(a)	7,200	205,416
Molson Coors Beverage Co., Class B(a)	1,200	66,696
Monster Beverage Corp.*	14,640	975,024
National Beverage Corp.*(a)	1,200	51,492
PepsiCo, Inc.	48,960	6,953,299

		18,099,629

Biotechnology - 2.2%
AbbVie, Inc.	67,920	5,502,878
ACADIA Pharmaceuticals, Inc.*(a)	7,920	316,325
Acceleron Pharma, Inc.*(a)	2,880	261,446
Agenus, Inc.*	2,880	10,771
Agios Pharmaceuticals, Inc.*(a)	4,560	222,209
Aimmune Therapeutics, Inc.*(a)	2,880	89,424
Akebia Therapeutics, Inc.*(a)	35,520	256,454
Alector, Inc.*	1,440	40,234
Alexion Pharmaceuticals, Inc.*	6,720	667,901
Alnylam Pharmaceuticals, Inc.*	3,840	440,794
AMAG Pharmaceuticals, Inc.*(a)	14,400	127,584
Amgen, Inc.	21,360	4,614,828
Amicus Therapeutics, Inc.*	13,200	116,688
Anika Therapeutics, Inc.*	720	29,599
Arena Pharmaceuticals, Inc.*	8,400	383,796
Arrowhead Pharmaceuticals, Inc.*(a)	5,520	231,343
Assembly Biosciences, Inc.*(a)	2,160	37,930

Investments	Shares	Value ($)
Atara Biotherapeutics, Inc.*(a)	17,760	234,965
Biogen, Inc.*	7,440	2,000,244
Biohaven Pharmaceutical Holding Co. Ltd.*	2,400	116,376
BioMarin Pharmaceutical, Inc.*	5,520	460,920
Bluebird Bio, Inc.*(a)	2,160	172,130
Blueprint Medicines Corp.*	3,360	213,192
Catalyst Pharmaceuticals, Inc.*	4,560	18,742
Coherus Biosciences, Inc.*(a)	9,360	168,854
CRISPR Therapeutics AG*(a)	2,160	112,212
Dicerna Pharmaceuticals, Inc.*	2,880	56,866
Dynavax Technologies Corp.*(a)	7,920	39,996
Eagle Pharmaceuticals, Inc.*	480	25,834
Editas Medicine, Inc.*(a)	3,600	95,148
Emergent BioSolutions, Inc.*	2,400	132,216
Epizyme, Inc.*(a)	7,920	165,765
Esperion Therapeutics, Inc.*(a)	4,320	233,626
Exact Sciences Corp.*(a)	4,320	402,970
Exelixis, Inc.*	13,440	231,168
FibroGen, Inc.*(a)	5,040	210,924
Flexion Therapeutics, Inc.*(a)	12,000	210,240
Gilead Sciences, Inc.	55,440	3,503,808
Global Blood Therapeutics, Inc.*(a)	4,080	266,261
Halozyme Therapeutics, Inc.*	9,360	177,653
Heron Therapeutics, Inc.*(a)	1,200	25,032
ImmunoGen, Inc.*	10,320	48,762
Immunomedics, Inc.*(a)	12,000	222,840
Incyte Corp.*	6,720	491,030
Insmed, Inc.*(a)	5,520	113,381
Intellia Therapeutics, Inc.*(a)	3,840	45,734
Intercept Pharmaceuticals, Inc.*	1,920	177,427
Ionis Pharmaceuticals, Inc.*(a)	5,040	293,933
Iovance Biotherapeutics, Inc.*(a)	20,640	448,714
Ironwood Pharmaceuticals, Inc.*(a)	10,800	130,464
Kadmon Holdings, Inc.*	16,080	73,807
Karyopharm Therapeutics, Inc.*(a)	3,360	54,264
Kindred Biosciences, Inc.*	3,360	29,333
Lexicon Pharmaceuticals, Inc.*	2,880	8,899
Ligand Pharmaceuticals, Inc.*(a)	1,440	126,446
Mirati Therapeutics, Inc.*(a)	720	62,518
Momenta Pharmaceuticals, Inc.*	8,160	236,803
Myriad Genetics, Inc.*(a)	1,200	33,180
Natera, Inc.*	3,360	117,634
Neurocrine Biosciences, Inc.*	3,840	384,307
OPKO Health, Inc.*(a)	174,480	252,996
PDL BioPharma, Inc.*	49,680	163,447
Portola Pharmaceuticals, Inc.*(a)	4,560	58,322
Precision BioSciences, Inc.*(a)	1,200	9,708
Progenics Pharmaceuticals, Inc.*(a)	1,680	7,493
Prothena Corp. plc*	4,560	55,495
PTC Therapeutics, Inc.*	4,080	210,120
Ra Pharmaceuticals, Inc.*	1,920	89,990
Radius Health, Inc.*	5,760	101,146
Regeneron Pharmaceuticals, Inc.*	2,880	973,267
REGENXBIO, Inc.*(a)	2,160	94,025
Retrophin, Inc.*	3,360	51,946
Rigel Pharmaceuticals, Inc.*	24,240	54,782
Sangamo Therapeutics, Inc.*(a)	12,480	91,478
Sarepta Therapeutics, Inc.*(a)	3,600	417,456

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Seattle Genetics, Inc.*	4,080	442,231
Spectrum Pharmaceuticals, Inc.*(a)	9,840	24,895
TG Therapeutics, Inc.*(a)	3,360	47,746
Ultragenyx Pharmaceutical, Inc.*(a)	2,400	126,120
United Therapeutics Corp.*	13,680	1,336,126
Vanda Pharmaceuticals, Inc.*	4,560	58,140
Vertex Pharmaceuticals, Inc.*	9,120	2,070,696
Viking Therapeutics, Inc.*(a)	24,240	152,227
Voyager Therapeutics, Inc.*	4,080	45,002
XBiotech, Inc.*(a)	720	16,135
Xencor, Inc.*	2,880	97,747
Y-mAbs Therapeutics, Inc.*	240	7,918
ZIOPHARM Oncology, Inc.*(a)	15,840	62,410

		32,843,886

Building Products - 0.6%
AAON, Inc.(a)	4,800	251,712
Advanced Drainage Systems, Inc.	1,440	59,861
Allegion plc	1,920	248,294
American Woodmark Corp.*(a)	4,800	526,320
AO Smith Corp.(a)	6,000	256,140
Apogee Enterprises, Inc.	4,800	152,736
Armstrong World Industries, Inc.	240	24,079
Builders FirstSource, Inc.*	33,840	839,063
Continental Building Products, Inc.*	1,440	53,266
Cornerstone Building Brands, Inc.*(a)	15,360	131,789
Fortune Brands Home & Security, Inc.	7,440	511,202
Gibraltar Industries, Inc.*	1,920	104,678
Griffon Corp.	9,360	194,595
Insteel Industries, Inc.	480	10,738
JELD-WEN Holding, Inc.*	13,680	326,678
Johnson Controls International plc	33,840	1,334,988
Lennox International, Inc.	1,680	391,406
Masco Corp.	13,920	661,478
Masonite International Corp.*	6,480	486,713
Owens Corning	4,320	261,317
Patrick Industries, Inc.	8,880	460,694
Quanex Building Products Corp.	10,080	178,618
Resideo Technologies, Inc.*	52,320	532,618
Simpson Manufacturing Co., Inc.	1,920	158,726
Trex Co., Inc.*(a)	5,520	542,285
Universal Forest Products, Inc.	11,760	563,304

		9,263,298

Capital Markets - 2.8%
Affiliated Managers Group, Inc.	16,080	1,283,988
Ameriprise Financial, Inc.	6,720	1,111,555
Ares Management Corp.	1,680	60,581
Artisan Partners Asset Management, Inc., Class A	13,680	456,912
Bank of New York Mellon Corp. (The)	37,920	1,698,058
BGC Partners, Inc., Class A	81,120	468,062
BlackRock, Inc.	4,560	2,404,716
Blackstone Group, Inc. (The), Class A	13,200	806,124

Investments	Shares	Value ($)
Blucora, Inc.*	7,680	173,184
Charles Schwab Corp. (The)	40,320	1,836,576
CME Group, Inc.	12,000	2,605,320
Cohen & Steers, Inc.	960	71,021
Cowen, Inc., Class A*(a)	13,680	219,838
Donnelley Financial Solutions, Inc.*	26,160	237,010
E*TRADE Financial Corp.	11,760	501,211
Eaton Vance Corp.(a)	10,560	483,120
Evercore, Inc., Class A	8,160	625,219
FactSet Research Systems, Inc.(a)	720	205,999
Federated Investors, Inc., Class B	27,840	1,008,643
Focus Financial Partners, Inc., Class A*	720	20,340
Goldman Sachs Group, Inc. (The)	14,880	3,537,720
Greenhill & Co., Inc.	2,160	33,826
Hamilton Lane, Inc., Class A	240	15,588
Houlihan Lokey, Inc.	2,400	124,440
Intercontinental Exchange, Inc.	18,480	1,843,243
INTL. FCStone, Inc.*	6,960	331,714
Invesco Ltd.	24,480	423,504
Janus Henderson Group plc(a)	50,880	1,285,738
KKR & Co., Inc., Class A	23,760	757,944
Ladenburg Thalmann Financial Services, Inc.	5,280	18,427
Legg Mason, Inc.	17,280	676,512
LPL Financial Holdings, Inc.	4,560	420,113
MarketAxess Holdings, Inc.	1,680	595,022
Moody’s Corp.	6,480	1,663,999
Morgan Stanley	57,840	3,022,718
Morningstar, Inc.	240	37,654
MSCI, Inc.	2,640	754,512
Nasdaq, Inc.	2,880	335,405
Northern Trust Corp.(b)	7,920	774,655
Oppenheimer Holdings, Inc., Class A	480	13,224
Piper Sandler Cos.	5,520	455,014
PJT Partners, Inc., Class A	960	44,179
Raymond James Financial, Inc.	6,960	636,353
S&P Global, Inc.	8,880	2,608,322
SEI Investments Co.	6,960	454,210
State Street Corp.	17,040	1,288,735
Stifel Financial Corp.	20,880	1,350,728
T. Rowe Price Group, Inc.	7,920	1,057,558
TD Ameritrade Holding Corp.	8,880	421,622
Virtu Financial, Inc., Class A(a)	29,760	496,694
Virtus Investment Partners, Inc.(a)	2,880	354,326
Waddell & Reed Financial, Inc., Class A(a)	6,240	99,715

		42,210,891

Chemicals - 1.8%
Air Products & Chemicals, Inc.	7,200	1,718,712
Albemarle Corp.(a)	3,600	289,008
American Vanguard Corp.	240	4,483
Ashland Global Holdings, Inc.	2,160	159,797
Axalta Coating Systems Ltd.*	6,240	179,774
Balchem Corp.	1,920	207,398
Cabot Corp.	14,400	573,840

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Celanese Corp.	5,280	546,480
CF Industries Holdings, Inc.	6,960	280,349
Chemours Co. (The)	68,640	952,037
Corteva, Inc.(a)	25,200	728,784
Dow, Inc.	30,000	1,382,100
DuPont de Nemours, Inc.	36,720	1,879,330
Eastman Chemical Co.	5,760	410,515
Ecolab, Inc.	6,960	1,364,926
Element Solutions, Inc.*	21,600	252,720
Ferro Corp.*	10,080	137,894
FMC Corp.	6,240	596,482
FutureFuel Corp.	960	10,522
Hawkins, Inc.	2,160	90,245
HB Fuller Co.	3,120	144,175
Huntsman Corp.	53,760	1,105,305
Ingevity Corp.*	1,920	125,222
Innophos Holdings, Inc.	1,680	53,693
Innospec, Inc.	3,120	314,278
International Flavors & Fragrances, Inc.(a)	1,680	220,265
Koppers Holdings, Inc.*	6,240	195,811
Kraton Corp.*	4,560	75,012
Kronos Worldwide, Inc.	10,080	109,267
Linde plc	19,440	3,948,847
Livent Corp.*	8,400	79,044
LyondellBasell Industries NV, Class A	12,480	971,693
Minerals Technologies, Inc.	10,080	545,630
Mosaic Co. (The)	24,720	490,445
NewMarket Corp.	480	211,018
Olin Corp.(a)	50,640	753,017
OMNOVA Solutions, Inc.*	17,520	177,127
PolyOne Corp.	16,800	557,424
PPG Industries, Inc.	8,160	977,894
PQ Group Holdings, Inc.*	9,600	146,976
Quaker Chemical Corp.(a)	1,680	278,914
RPM International, Inc.	3,360	239,803
Scotts Miracle-Gro Co. (The)	2,400	294,576
Sensient Technologies Corp.	2,640	157,740
Sherwin-Williams Co. (The)	2,880	1,604,131
Stepan Co.	2,880	284,112
Tredegar Corp.	4,800	97,680
Trinseo SA	2,160	62,035
Tronox Holdings plc, Class A	26,160	221,314
Valvoline, Inc.(a)	12,960	273,197
Westlake Chemical Corp.	3,600	220,320
WR Grace & Co.	720	48,499

		26,749,860

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.(a)	19,440	741,442
ACCO Brands Corp.	35,040	302,745
ADT, Inc.(a)	240	1,488
Advanced Disposal Services, Inc.*	3,120	102,804
Brady Corp., Class A	5,760	318,931
BrightView Holdings, Inc.*(a)	13,440	212,352
Brink’s Co. (The)	5,040	424,318
Casella Waste Systems, Inc., Class A*	1,200	61,428

Investments	Shares	Value ($)
Cimpress plc*(a)	2,160	258,401
Cintas Corp.	2,640	736,481
Clean Harbors, Inc.*	2,400	197,328
Copart, Inc.*	6,240	633,110
Covanta Holding Corp.	15,360	230,093
Deluxe Corp.	15,600	751,920
Ennis, Inc.	6,480	135,173
Harsco Corp.*	1,200	17,880
Healthcare Services Group, Inc.(a)	2,640	67,584
Herman Miller, Inc.	17,280	667,872
HNI Corp.	9,360	336,679
IAA, Inc.*	4,080	192,821
Interface, Inc.	7,440	119,635
KAR Auction Services, Inc.(a)	6,960	146,299
Kimball International, Inc., Class B	6,240	117,187
Knoll, Inc.	11,760	291,178
Matthews International Corp., Class A(a)	6,000	223,920
McGrath RentCorp	720	55,670
Mobile Mini, Inc.	1,920	80,141
MSA Safety, Inc.(a)	1,680	227,808
Pitney Bowes, Inc.(a)	70,320	262,997
Republic Services, Inc.	8,640	821,232
Rollins, Inc.	4,320	163,944
RR Donnelley & Sons Co.	19,920	47,808
SP Plus Corp.*	4,560	190,654
Steelcase, Inc., Class A	25,200	468,972
Stericycle, Inc.*(a)	8,640	541,555
Tetra Tech, Inc.	5,280	451,968
UniFirst Corp.	1,440	293,659
US Ecology, Inc.	1,920	103,699
Viad Corp.	1,440	93,600
VSE Corp.	2,400	74,664
Waste Management, Inc.	11,280	1,372,776

		12,540,216

Communications Equipment - 0.8%
Acacia Communications, Inc.*	1,680	115,164
Arista Networks, Inc.*	960	214,407
CalAmp Corp.*	2,400	23,088
Calix, Inc.*	240	2,199
Casa Systems, Inc.*	18,960	76,030
Ciena Corp.*	8,160	331,867
Cisco Systems, Inc.	148,320	6,818,270
CommScope Holding Co., Inc.*	66,000	804,210
Comtech Telecommunications Corp.	720	20,815
EchoStar Corp., Class A*	6,480	258,584
Extreme Networks, Inc.*	6,240	36,816
F5 Networks, Inc.*	960	117,235
Harmonic, Inc.*	26,880	189,101
Infinera Corp.*(a)	46,560	343,147
InterDigital, Inc.	2,640	145,860
Juniper Networks, Inc.	8,880	203,707
Lumentum Holdings, Inc.*	4,800	363,696
Motorola Solutions, Inc.	3,120	552,240
NETGEAR, Inc.*	3,360	86,419
Ribbon Communications, Inc.*	50,880	143,482
Ubiquiti, Inc.(a)	960	156,883

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ViaSat, Inc.*(a)	3,120	198,588
Viavi Solutions, Inc.*	24,960	351,936

		11,553,744

Construction & Engineering - 0.3%
AECOM*	6,480	312,530
Aegion Corp.*	1,200	25,080
Argan, Inc.(a)	1,680	70,745
Comfort Systems USA, Inc.	3,600	167,040
Dycom Industries, Inc.*	1,920	77,606
EMCOR Group, Inc.	3,600	295,812
Fluor Corp.	55,920	1,000,409
Jacobs Engineering Group, Inc.(a)	4,560	421,937
MasTec, Inc.*	19,680	1,136,520
MYR Group, Inc.*	1,920	55,143
Primoris Services Corp.	2,160	46,073
Quanta Services, Inc.	6,480	253,692
Sterling Construction Co., Inc.*	6,960	91,698
Tutor Perini Corp.*	19,680	221,597
Valmont Industries, Inc.	1,440	204,566
WillScot Corp.*	12,000	226,200

		4,606,648

Construction Materials - 0.2%
Eagle Materials, Inc.	4,320	393,854
Forterra, Inc.*	13,680	177,156
Martin Marietta Materials, Inc.	1,920	506,496
Summit Materials, Inc., Class A*	23,520	516,735
US Concrete, Inc.*	1,440	51,250
Vulcan Materials Co.	5,040	713,815

		2,359,306

Consumer Finance - 0.9%
Ally Financial, Inc.	20,640	661,099
American Express Co.	23,520	3,054,542
Capital One Financial Corp.	20,160	2,011,968
Credit Acceptance Corp.*(a)	720	308,866
Discover Financial Services	15,840	1,190,059
Encore Capital Group, Inc.*(a)	8,640	293,328
Enova International, Inc.*	10,560	264,634
FirstCash, Inc.	4,320	375,711
Green Dot Corp., Class A*	21,600	649,728
Navient Corp.	52,800	759,264
Nelnet, Inc., Class A	7,440	426,014
OneMain Holdings, Inc.	23,280	986,374
PRA Group, Inc.*	1,920	67,891
Regional Management Corp.*	3,600	99,180
Santander Consumer USA Holdings, Inc.	9,840	261,941
SLM Corp.	102,960	1,124,323
Synchrony Financial	22,800	738,948
World Acceptance Corp.*(a)	960	83,011

		13,356,881

Containers & Packaging - 0.4%
Amcor plc(a)	20,160	213,495
AptarGroup, Inc.	1,200	138,612
Avery Dennison Corp.	2,400	314,976
Ball Corp.	10,800	779,544
Berry Global Group, Inc.*	6,960	295,939
Crown Holdings, Inc.*	4,800	355,344
Graphic Packaging Holding Co.	16,800	262,584

Investments	Shares	Value ($)
Greif, Inc., Class A	8,400	339,528
International Paper Co.	15,360	625,459
Myers Industries, Inc.	480	7,766
O-I Glass, Inc.	16,800	212,016
Packaging Corp. of America	5,520	528,540
Sealed Air Corp.	7,680	272,640
Silgan Holdings, Inc.	17,760	548,074
Sonoco Products Co.	2,160	123,422
Westrock Co.	12,000	468,000

		5,485,939

Distributors - 0.1%
Core-Mark Holding Co., Inc.	4,320	101,261
Genuine Parts Co.	3,840	359,309
LKQ Corp.*	18,000	588,330
Pool Corp.	2,160	473,688

		1,522,588

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*	14,160	488,662
American Public Education, Inc.*	480	11,439
Bright Horizons Family Solutions, Inc.*	2,880	471,542
Chegg, Inc.*	2,400	98,952
frontdoor, Inc.*	4,560	194,165
Graham Holdings Co., Class B	960	527,251
Grand Canyon Education, Inc.*(a)	2,880	225,446
H&R Block, Inc.(a)	51,360	1,191,552
Houghton Mifflin Harcourt Co.*	42,240	233,165
Laureate Education, Inc., Class A*	13,200	275,088
Perdoceo Education Corp.*	11,520	204,826
Service Corp. International	9,120	437,304
Strategic Education, Inc.	2,160	350,546
WW International, Inc.*(a)	7,200	237,456

		4,947,394

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	94,320	21,168,238
Cannae Holdings, Inc.*	9,120	370,819
Equitable Holdings, Inc.	13,680	328,594
FGL Holdings(a)	23,280	224,652
Jefferies Financial Group, Inc.	15,600	337,584
On Deck Capital, Inc.*	30,960	126,317
Voya Financial, Inc.	8,880	530,402

		23,086,606

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	348,240	13,100,789
ATN International, Inc.	1,440	83,333
CenturyLink, Inc.	50,400	688,464
Cogent Communications Holdings, Inc.	3,600	255,348
GCI Liberty, Inc., Class A*	6,480	474,206
Iridium Communications, Inc.*(a)	12,240	312,732
ORBCOMM, Inc.*	59,280	212,815
Verizon Communications, Inc.	196,560	11,683,527
Vonage Holdings Corp.*	24,000	212,880
Zayo Group Holdings, Inc.*	8,640	300,240

		27,324,334

Electric Utilities - 1.8%
ALLETE, Inc.	5,040	420,739
Alliant Energy Corp.	5,760	341,914

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
American Electric Power Co., Inc.	20,400	2,126,088
Duke Energy Corp.	32,400	3,163,212
Edison International	15,360	1,175,808
El Paso Electric Co.	4,800	326,832
Entergy Corp.	9,840	1,294,157
Evergy, Inc.	10,560	762,009
Eversource Energy	12,240	1,131,465
Exelon Corp.	42,720	2,033,045
FirstEnergy Corp.	21,120	1,072,685
Hawaiian Electric Industries, Inc.	10,080	493,013
IDACORP, Inc.	3,120	350,033
MGE Energy, Inc.	2,640	211,015
NextEra Energy, Inc.	16,800	4,505,760
OGE Energy Corp.	5,760	264,096
Otter Tail Corp.	1,680	89,981
Pinnacle West Capital Corp.	2,160	211,010
PNM Resources, Inc.(a)	7,920	429,501
Portland General Electric Co.	8,160	501,840
PPL Corp.	29,520	1,068,329
Southern Co. (The)	44,640	3,142,656
Xcel Energy, Inc.	24,240	1,677,166

		26,792,354

Electrical Equipment - 0.6%
Acuity Brands, Inc.	1,440	169,733
AMETEK, Inc.	6,480	629,532
Atkore International Group, Inc.*	12,720	504,984
AZZ, Inc.	1,200	49,512
Eaton Corp. plc	19,920	1,881,842
Emerson Electric Co.	19,920	1,426,870
Encore Wire Corp.	1,440	78,207
EnerSys	2,640	189,974
Generac Holdings, Inc.*	5,760	596,678
GrafTech International Ltd.(a)	19,680	211,166
Hubbell, Inc.	2,160	309,377
nVent Electric plc	11,760	292,824
Plug Power, Inc.*(a)	12,960	50,090
Regal Beloit Corp.	12,720	998,011
Rockwell Automation, Inc.	4,080	781,973
Sensata Technologies Holding plc*	6,480	306,310
Sunrun, Inc.*(a)	13,200	224,796
Vicor Corp.*(a)	960	48,048
Vivint Solar, Inc.*(a)	960	7,834

		8,757,761

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	9,600	954,912
Anixter International, Inc.*	8,640	843,264
Arrow Electronics, Inc.*	3,120	236,933
Avnet, Inc.(a)	25,920	945,821
AVX Corp.	11,760	238,375
Badger Meter, Inc.	2,880	170,093
Belden, Inc.	5,760	283,795
Benchmark Electronics, Inc.	7,440	229,003
CDW Corp.	4,320	563,544
Cognex Corp.	8,880	452,613
Coherent, Inc.*(a)	1,680	237,602
Corning, Inc.	39,120	1,044,113
CTS Corp.	6,000	175,860
Daktronics, Inc.	1,200	7,080

Investments	Shares	Value ($)
Dolby Laboratories, Inc., Class A	2,880	199,699
ePlus, Inc.*	2,640	210,461
Fabrinet*	5,040	317,722
Fitbit, Inc., Class A*(a)	14,400	93,888
Flex Ltd.*	36,000	473,400
FLIR Systems, Inc.	3,360	173,174
II-VI, Inc.*(a)	18,000	605,700
Insight Enterprises, Inc.*	12,240	806,249
IPG Photonics Corp.*(a)	2,400	306,408
Itron, Inc.*	2,160	176,580
Jabil, Inc.	40,800	1,586,712
KEMET Corp.	18,000	468,720
Keysight Technologies, Inc.*	6,000	557,940
Knowles Corp.*	1,440	28,411
Littelfuse, Inc.	1,680	297,209
Methode Electronics, Inc.	10,560	345,840
National Instruments Corp.	480	21,422
nLight, Inc.*	480	8,434
Novanta, Inc.*	3,600	326,628
PC Connection, Inc.	4,080	203,347
Plexus Corp.*	4,080	290,170
Rogers Corp.*	1,200	141,300
Sanmina Corp.*	21,120	672,461
ScanSource, Inc.*	7,920	276,329
SYNNEX Corp.	5,520	760,435
TE Connectivity Ltd.	15,600	1,438,008
Tech Data Corp.*	11,520	1,658,189
Trimble, Inc.*	7,440	316,349
TTM Technologies, Inc.*(a)	30,960	445,514
Vishay Intertechnology, Inc.	41,760	847,310
Zebra Technologies Corp., Class A*	2,640	631,013

		21,068,030

Energy Equipment & Services - 0.7%
Apergy Corp.*	3,360	86,889
Archrock, Inc.	29,280	244,488
Baker Hughes Co.	13,440	291,110
Diamond Offshore Drilling, Inc.*(a)	70,800	327,804
Dril-Quip, Inc.*	2,640	107,976
Exterran Corp.*(a)	24,720	133,488
Halliburton Co.	40,560	884,614
Helix Energy Solutions Group, Inc.*	25,200	210,168
Helmerich & Payne, Inc.	5,280	214,104
Liberty Oilfield Services, Inc., Class A	25,200	213,696
Matrix Service Co.*	8,880	178,666
Nabors Industries Ltd.(a)	149,520	309,506
National Oilwell Varco, Inc.	20,880	430,337
Newpark Resources, Inc.*	3,120	15,600
NexTier Oilfield Solutions, Inc.*	60,720	312,708
Noble Corp. plc*(a)	281,520	227,412
Oceaneering International, Inc.*	17,520	217,423
Oil States International, Inc.*	25,680	276,830
Patterson-UTI Energy, Inc.	93,840	745,090
ProPetro Holding Corp.*	32,400	315,576
RPC, Inc.(a)	61,200	277,236

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Schlumberger Ltd.	56,880	1,906,049
SEACOR Holdings, Inc.*	2,640	99,238
Select Energy Services, Inc., Class A*	25,920	180,403
Solaris Oilfield Infrastructure, Inc., Class A(a)	5,760	66,413
Tidewater, Inc.*(a)	24,480	371,606
Transocean Ltd.*(a)	256,800	1,171,008
US Silica Holdings, Inc.(a)	61,200	314,568
Valaris plc(a)	94,800	484,428

		10,614,434

Entertainment - 1.3%
Activision Blizzard, Inc.	23,760	1,389,485
AMC Entertainment Holdings, Inc., Class A(a)	60,960	397,459
Cinemark Holdings, Inc.(a)	1,680	52,937
Electronic Arts, Inc.*	10,800	1,165,536
Glu Mobile, Inc.*	26,640	157,176
Liberty Media Corp-Liberty Braves, Class C*	6,000	174,900
Liberty Media Corp-Liberty Formula One, Class C*	6,000	280,740
Live Nation Entertainment, Inc.*	6,720	458,035
Madison Square Garden Co. (The), Class A*	480	142,171
Marcus Corp. (The)	3,840	111,936
Netflix, Inc.*	13,440	4,638,009
Roku, Inc.*(a)	5,520	667,644
Take-Two Interactive Software, Inc.*	5,040	628,186
Walt Disney Co. (The)	61,920	8,564,155
World Wrestling Entertainment, Inc., Class A(a)	3,120	152,506
Zynga, Inc., Class A*	49,200	296,184

		19,277,059

Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust	960	23,827
Agree Realty Corp.	1,200	91,116
Alexander & Baldwin, Inc.	7,920	173,131
Alexandria Real Estate Equities, Inc.	4,080	665,856
American Assets Trust, Inc.	3,120	142,147
American Campus Communities, Inc.	6,000	275,220
American Finance Trust, Inc.	4,560	59,143
American Homes 4 Rent, Class A	8,400	229,572
American Tower Corp.	15,360	3,559,527
Apartment Investment & Management Co., Class A	4,560	240,358
Apple Hospitality REIT, Inc.(a)	17,040	255,941
AvalonBay Communities, Inc.	5,280	1,144,123
Boston Properties, Inc.	6,240	894,504
Braemar Hotels & Resorts, Inc.	9,360	74,693
Brandywine Realty Trust	10,320	161,198
Brixmor Property Group, Inc.	6,000	119,760
Camden Property Trust	2,160	242,849
CatchMark Timber Trust, Inc., Class A	16,320	167,443

Investments	Shares	Value ($)
Chatham Lodging Trust	480	7,848
City Office REIT, Inc.	8,400	113,568
Colony Capital, Inc.	191,760	895,519
Columbia Property Trust, Inc.	13,440	283,584
CoreCivic, Inc.	16,080	256,476
CorEnergy Infrastructure Trust, Inc.(a)	1,200	54,720
CorePoint Lodging, Inc.	17,280	158,112
CoreSite Realty Corp.	2,400	281,880
Cousins Properties, Inc.	8,400	343,812
Crown Castle International Corp.	14,880	2,229,619
CubeSmart	10,800	342,036
CyrusOne, Inc.	3,600	219,060
DiamondRock Hospitality Co.	6,240	60,341
Digital Realty Trust, Inc.(a)	6,960	856,010
Diversified Healthcare Trust(a)	32,880	253,834
Douglas Emmett, Inc.	6,960	288,840
Duke Realty Corp.	9,840	357,290
EastGroup Properties, Inc.	1,440	195,941
EPR Properties	3,120	222,674
Equinix, Inc.	3,120	1,839,958
Equity Commonwealth	29,760	975,830
Equity LifeStyle Properties, Inc.	4,320	314,280
Equity Residential	11,280	937,142
Essex Property Trust, Inc.	2,160	669,082
Extra Space Storage, Inc.	5,520	610,954
Federal Realty Investment Trust	2,400	300,048
First Industrial Realty Trust, Inc.	8,400	358,680
Franklin Street Properties Corp.	24,720	187,872
Front Yard Residential Corp.	15,120	162,238
Gaming and Leisure Properties, Inc.	4,320	204,142
GEO Group, Inc. (The)	15,360	242,688
Getty Realty Corp.	960	30,259
Global Net Lease, Inc.(a)	5,040	104,479
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,680	57,271
Healthcare Realty Trust, Inc.	5,760	207,706
Healthcare Trust of America, Inc., Class A	5,040	161,431
Healthpeak Properties, Inc.(a)	21,360	768,746
Highwoods Properties, Inc.	9,120	457,003
Host Hotels & Resorts, Inc.	21,840	356,866
Hudson Pacific Properties, Inc.	4,080	148,267
Industrial Logistics Properties Trust(a)	11,040	252,706
Investors Real Estate Trust	1,440	106,128
Invitation Homes, Inc.	18,720	589,118
iStar, Inc.	17,040	248,103
JBG SMITH Properties	6,000	243,300
Kilroy Realty Corp.	4,320	356,703
Kimco Realty Corp.	22,320	425,196
Kite Realty Group Trust	14,160	243,552
Lamar Advertising Co., Class A	4,560	423,214
Lexington Realty Trust	14,880	164,722
Liberty Property Trust	2,880	180,432
Life Storage, Inc.	4,320	488,938
LTC Properties, Inc.	2,640	121,862
Mack-Cali Realty Corp.	10,320	226,627
Medical Properties Trust, Inc.	24,960	552,864

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Mid-America Apartment Communities, Inc.	3,840	526,886
Monmouth Real Estate Investment Corp.	7,680	112,358
National Health Investors, Inc.	2,640	222,763
National Retail Properties, Inc.	3,360	188,160
National Storage Affiliates Trust	960	32,784
New Senior Investment Group, Inc.	4,080	31,090
Office Properties Income Trust(a)	5,280	179,678
Omega Healthcare Investors, Inc.	11,040	463,128
Outfront Media, Inc.	13,200	392,568
Paramount Group, Inc.	17,040	239,582
Pennsylvania REIT(a)	15,360	60,518
Physicians Realty Trust	10,800	208,980
Piedmont Office Realty Trust, Inc., Class A	4,560	105,746
PotlatchDeltic Corp.	7,200	309,600
Prologis, Inc.	24,240	2,251,411
PS Business Parks, Inc.	960	160,858
Public Storage	4,800	1,074,048
QTS Realty Trust, Inc., Class A	3,600	204,768
Rayonier, Inc.	3,600	109,368
Realty Income Corp.	12,480	978,568
Regency Centers Corp.	6,960	431,798
Retail Opportunity Investments Corp.	4,080	67,606
Retail Properties of America, Inc., Class A	20,160	244,944
Retail Value, Inc.	7,983	262,401
Rexford Industrial Realty, Inc.	4,080	196,615
RLJ Lodging Trust	16,080	250,205
RPT Realty	4,560	63,612
Ryman Hospitality Properties, Inc.	5,040	428,551
Sabra Health Care REIT, Inc.	18,720	402,480
Saul Centers, Inc.	1,200	59,256
SBA Communications Corp.	4,560	1,137,994
Seritage Growth Properties, Class A(a)	2,400	88,128
Service Properties Trust	40,560	875,285
Simon Property Group, Inc.	6,960	926,724
SITE Centers Corp.	18,720	237,931
SL Green Realty Corp.	3,600	331,344
Spirit Realty Capital, Inc.	8,880	468,686
STAG Industrial, Inc.	4,080	131,539
STORE Capital Corp.	11,040	433,320
Summit Hotel Properties, Inc.	18,480	204,943
Sun Communities, Inc.	4,080	661,654
Sunstone Hotel Investors, Inc.	18,960	240,413
Terreno Realty Corp.	1,440	82,454
UDR, Inc.	7,920	379,447
Universal Health Realty Income Trust	2,160	266,436
Urban Edge Properties	13,200	242,748
Urstadt Biddle Properties, Inc., Class A	240	5,441
Ventas, Inc.	14,160	819,298
VEREIT, Inc.	35,040	341,991
VICI Properties, Inc.(a)	18,720	501,696
Vornado Realty Trust	5,280	347,266

Investments	Shares	Value ($)
Washington Prime Group, Inc.(a)	58,320	175,543
Washington REIT	4,800	146,112
Weingarten Realty Investors	12,720	370,152
Welltower, Inc.	15,840	1,344,974
Weyerhaeuser Co.	27,120	785,124
WP Carey, Inc.	2,160	181,699
Xenia Hotels & Resorts, Inc.	13,920	260,165

		51,908,816

Food & Staples Retailing - 1.2%
Andersons, Inc. (The)	11,760	266,011
BJ’s Wholesale Club Holdings, Inc.*	25,200	517,104
Casey’s General Stores, Inc.	3,360	540,490
Costco Wholesale Corp.	15,360	4,692,787
Ingles Markets, Inc., Class A	3,120	130,073
Kroger Co. (The)	39,600	1,063,656
Performance Food Group Co.*	10,080	522,043
PriceSmart, Inc.	1,200	73,512
Rite Aid Corp.*(a)	22,080	263,856
SpartanNash Co.	18,240	222,163
Sprouts Farmers Market, Inc.*(a)	7,440	116,287
Sysco Corp.	16,800	1,379,952
United Natural Foods, Inc.*(a)	36,720	264,384
US Foods Holding Corp.*	7,920	318,147
Walgreens Boots Alliance, Inc.	29,040	1,476,684
Walmart, Inc.	49,920	5,715,341

		17,562,490

Food Products - 1.0%
Archer-Daniels-Midland Co.	24,240	1,084,982
B&G Foods, Inc.(a)	31,680	508,781
Bunge Ltd.	3,840	201,331
Calavo Growers, Inc.(a)	1,200	91,932
Cal-Maine Foods, Inc.(a)	5,280	188,443
Campbell Soup Co.	7,680	371,635
Conagra Brands, Inc.	17,040	560,957
Darling Ingredients, Inc.*	18,000	488,340
Flowers Foods, Inc.	8,880	191,187
Fresh Del Monte Produce, Inc.	6,720	210,874
Freshpet, Inc.*	960	60,365
General Mills, Inc.	21,120	1,102,886
Hain Celestial Group, Inc. (The)*	7,440	180,122
Hershey Co. (The)	4,320	670,334
Hormel Foods Corp.(a)	7,440	351,614
Hostess Brands, Inc.*	17,280	231,898
Ingredion, Inc.	2,400	211,200
J&J Snack Foods Corp.	1,680	278,611
JM Smucker Co. (The)	2,640	273,530
Kellogg Co.	10,800	736,668
Kraft Heinz Co. (The)	28,560	833,952
Lamb Weston Holdings, Inc.	5,040	460,202
Lancaster Colony Corp.(a)	1,200	185,580
McCormick & Co., Inc. (Non-Voting)(a)	3,840	627,341
Mondelez International, Inc., Class A	51,120	2,933,266
Pilgrim’s Pride Corp.*	3,840	100,032
Post Holdings, Inc.*	3,600	376,452
Sanderson Farms, Inc.	2,160	297,410

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Seaboard Corp.	24	92,535
Tootsie Roll Industries, Inc.(a)	1,920	65,502
TreeHouse Foods, Inc.*	6,000	267,600
Tyson Foods, Inc., Class A	12,480	1,031,223

		15,266,785

Gas Utilities - 0.2%
Atmos Energy Corp.	2,880	337,046
Chesapeake Utilities Corp.	2,640	253,994
National Fuel Gas Co.(a)	21,600	932,904
New Jersey Resources Corp.(a)	7,440	307,421
Northwest Natural Holding Co.(a)	720	52,834
ONE Gas, Inc.	4,560	430,920
South Jersey Industries, Inc.	6,720	206,976
Southwest Gas Holdings, Inc.	2,880	217,469
Spire, Inc.	5,040	424,973
UGI Corp.	2,880	119,779

		3,284,316

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	62,880	5,479,363
ABIOMED, Inc.*	2,160	402,386
Align Technology, Inc.*	3,120	802,152
AngioDynamics, Inc.*	960	13,219
Antares Pharma, Inc.*	1,200	4,404
AtriCure, Inc.*	3,120	121,368
Baxter International, Inc.	18,480	1,648,786
Becton Dickinson and Co.	9,600	2,641,728
Boston Scientific Corp.*	47,040	1,969,565
Cantel Medical Corp.(a)	2,160	140,530
Cardiovascular Systems, Inc.*	1,200	54,468
Cerus Corp.*(a)	1,920	7,699
CONMED Corp.	3,360	341,645
Cooper Cos., Inc. (The)	1,200	416,268
Danaher Corp.	21,840	3,513,401
Dentsply Sirona, Inc.	10,560	591,360
DexCom, Inc.*	4,080	982,260
Edwards Lifesciences Corp.*	6,960	1,530,226
Establishment Labs Holdings, Inc.*(a)	480	13,094
Glaukos Corp.*	720	40,500
Globus Medical, Inc., Class A*	5,040	263,491
Haemonetics Corp.*	2,880	309,283
Heska Corp.*(a)	720	72,137
Hill-Rom Holdings, Inc.	3,600	383,364
Hologic, Inc.*	6,960	372,499
ICU Medical, Inc.*	1,200	218,964
IDEXX Laboratories, Inc.*	2,400	650,424
Insulet Corp.*	2,400	465,696
Integer Holdings Corp.*	3,600	307,440
Integra LifeSciences Holdings Corp.*	5,040	277,402
Intuitive Surgical, Inc.*	3,840	2,149,555
iRhythm Technologies, Inc.*(a)	720	61,654
Lantheus Holdings, Inc.*	6,000	105,060
LeMaitre Vascular, Inc.	480	17,273
LivaNova plc*	1,680	114,190
Masimo Corp.*	2,640	450,384
Medtronic plc	46,800	5,402,592
Merit Medical Systems, Inc.*	3,600	131,112

Investments	Shares	Value ($)
Mesa Laboratories, Inc.	240	62,986
Natus Medical, Inc.*(a)	1,680	52,567
Neogen Corp.*	3,600	242,172
Nevro Corp.*	2,400	318,984
Novocure Ltd.*(a)	4,800	391,008
NuVasive, Inc.*	3,120	240,614
OraSure Technologies, Inc.*	720	5,076
Orthofix Medical, Inc.*	3,840	166,118
Penumbra, Inc.*(a)	1,680	294,773
Quidel Corp.*	2,160	165,888
ResMed, Inc.	4,560	724,903
STAAR Surgical Co.*(a)	2,160	72,662
STERIS plc	2,160	325,490
Stryker Corp.	10,800	2,275,560
Surmodics, Inc.*	480	18,907
Tactile Systems Technology, Inc.*	1,200	67,428
Tandem Diabetes Care, Inc.*(a)	2,400	182,496
Teleflex, Inc.	2,160	802,462
TransEnterix, Inc.*	1	1
Varex Imaging Corp.*	2,880	79,632
Varian Medical Systems, Inc.*	2,880	404,842
West Pharmaceutical Services, Inc.	3,600	561,420
Wright Medical Group NV*	6,000	180,840
Zimmer Biomet Holdings, Inc.	7,200	1,064,880

		41,168,651

Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*(a)	18,240	586,051
Addus HomeCare Corp.*	240	22,642
Amedisys, Inc.*	3,120	550,649
AmerisourceBergen Corp.	2,880	246,413
AMN Healthcare Services, Inc.*	5,760	388,109
Anthem, Inc.	10,800	2,865,024
BioTelemetry, Inc.*	240	11,741
Brookdale Senior Living, Inc.*	480	3,163
Cardinal Health, Inc.	12,960	663,682
Centene Corp.*	25,003	1,570,439
Chemed Corp.	960	448,358
Cigna Corp.	16,080	3,093,470
CorVel Corp.*	720	65,930
Covetrus, Inc.*	7,920	97,416
CVS Health Corp.	57,840	3,922,709
DaVita, Inc.*	4,320	345,038
Diplomat Pharmacy, Inc.*	14,640	58,267
Encompass Health Corp.	5,760	443,693
Ensign Group, Inc. (The)	5,520	249,504
Hanger, Inc.*(a)	1,680	41,042
HCA Healthcare, Inc.	12,240	1,698,912
HealthEquity, Inc.*	4,800	317,088
Henry Schein, Inc.*	3,120	215,093
Humana, Inc.	5,280	1,775,347
Laboratory Corp. of America Holdings*	2,160	378,864
LHC Group, Inc.*	3,120	454,740
Magellan Health, Inc.*	4,560	333,838
McKesson Corp.	9,120	1,300,603
MEDNAX, Inc.*	34,320	791,762
Molina Healthcare, Inc.*	3,600	442,692
National HealthCare Corp.	1,920	161,126

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Owens & Minor, Inc.(a)	29,280	183,293
Patterson Cos., Inc.(a)	9,840	216,578
Premier, Inc., Class A*	12,000	417,240
Providence Service Corp. (The)*	2,160	140,076
Quest Diagnostics, Inc.	5,040	557,777
R1 RCM, Inc.*	11,520	144,000
RadNet, Inc.*	1,680	37,918
Select Medical Holdings Corp.*	24,000	548,160
Surgery Partners, Inc.*(a)	7,440	125,513
Tenet Healthcare Corp.*	32,160	1,017,542
Tivity Health, Inc.*(a)	13,920	301,298
Triple-S Management Corp., Class B*	10,320	181,838
UnitedHealth Group, Inc.	45,120	12,292,944
Universal Health Services, Inc., Class B	4,560	625,222
US Physical Therapy, Inc.	1,440	168,682

		40,501,486

Health Care Technology - 0.2%
Cerner Corp.	13,200	948,156
Computer Programs & Systems, Inc.	720	18,720
Evolent Health, Inc., Class A*(a)	28,320	285,466
HealthStream, Inc.*	480	12,264
HMS Holdings Corp.*(a)	1,200	32,784
Inovalon Holdings, Inc., Class A*(a)	3,360	68,073
Inspire Medical Systems, Inc.*(a)	480	35,904
Omnicell, Inc.*	3,840	312,115
Teladoc Health, Inc.*(a)	4,560	463,798
Veeva Systems, Inc., Class A*	2,400	351,864
Vocera Communications, Inc.*(a)	3,360	74,021

		2,603,165

Hotels, Restaurants & Leisure - 2.0%
Aramark	12,000	529,680
BBX Capital Corp.	4,560	17,693
BJ’s Restaurants, Inc.(a)	1,680	66,830
Bloomin’ Brands, Inc.	31,200	648,024
Boyd Gaming Corp.(a)	10,320	308,052
Brinker International, Inc.(a)	9,840	420,070
Caesars Entertainment Corp.*	32,160	439,627
Carnival Corp.	14,400	626,832
Cheesecake Factory, Inc. (The)(a)	2,160	82,944
Chipotle Mexican Grill, Inc.*	720	624,067
Choice Hotels International, Inc.(a)	2,160	216,432
Churchill Downs, Inc.	3,600	519,768
Chuy’s Holdings, Inc.*	240	5,892
Cracker Barrel Old Country Store, Inc.(a)	1,440	220,219
Darden Restaurants, Inc.	4,080	475,034
Denny’s Corp.*	10,080	206,338
Dine Brands Global, Inc.(a)	4,080	347,820
Domino’s Pizza, Inc.	1,920	540,960
Dunkin’ Brands Group, Inc.	2,160	168,674
Eldorado Resorts, Inc.*(a)	4,080	243,902
Everi Holdings, Inc.*	2,640	33,000
Extended Stay America, Inc.	35,520	458,918
Golden Entertainment, Inc.*	2,160	37,066

Investments	Shares	Value ($)
Hilton Grand Vacations, Inc.*	16,320	520,771
Hilton Worldwide Holdings, Inc.	9,840	1,060,752
Hyatt Hotels Corp., Class A	2,880	243,475
Jack in the Box, Inc.	1,920	156,960
Las Vegas Sands Corp.	14,640	956,138
Marriott International, Inc., Class A	8,640	1,210,118
Marriott Vacations Worldwide Corp.	9,840	1,183,162
McDonald’s Corp.	26,400	5,648,808
MGM Resorts International	20,640	641,078
Norwegian Cruise Line Holdings Ltd.*	9,120	491,112
Papa John’s International, Inc.(a)	2,400	155,472
Penn National Gaming, Inc.*	33,360	995,129
Planet Fitness, Inc., Class A*	3,840	310,234
Red Rock Resorts, Inc., Class A	2,880	70,589
Royal Caribbean Cruises Ltd.	7,440	871,075
Ruth’s Hospitality Group, Inc.	2,640	54,120
Scientific Games Corp.*	9,120	226,541
SeaWorld Entertainment, Inc.*	7,680	264,653
Six Flags Entertainment Corp.	2,160	82,361
Starbucks Corp.	41,520	3,522,142
Target Hospitality Corp.*	10,800	59,076
Texas Roadhouse, Inc.	3,600	225,000
Vail Resorts, Inc.(a)	1,920	450,259
Wendy’s Co. (The)(a)	19,200	416,064
Wyndham Destinations, Inc.	31,920	1,549,078
Wyndham Hotels & Resorts, Inc.	1,440	82,325
Wynn Resorts Ltd.	4,560	575,290
Yum! Brands, Inc.	10,560	1,116,931

		30,376,555

Household Durables - 0.9%
Beazer Homes USA, Inc.*	8,400	115,500
Cavco Industries, Inc.*	480	107,530
Century Communities, Inc.*(a)	12,720	377,402
DR Horton, Inc.	17,280	1,022,976
Ethan Allen Interiors, Inc.(a)	7,440	120,156
Garmin Ltd.	3,600	349,020
GoPro, Inc., Class A*(a)	13,440	52,954
Green Brick Partners, Inc.*	10,080	116,827
Helen of Troy Ltd.*	2,640	499,092
Installed Building Products, Inc.*	2,880	213,494
iRobot Corp.*(a)	960	45,168
KB Home	31,440	1,180,572
La-Z-Boy, Inc.	3,360	102,950
Leggett & Platt, Inc.	6,720	319,805
Lennar Corp., Class A	10,080	668,909
Lennar Corp., Class B	2,640	138,626
LGI Homes, Inc.*(a)	6,480	516,715
M/I Homes, Inc.*	12,480	553,987
MDC Holdings, Inc.	11,760	495,566
Meritage Homes Corp.*	13,200	936,672
Mohawk Industries, Inc.*	2,160	284,429
Newell Brands, Inc.	16,320	318,730
NVR, Inc.*	86	328,260
PulteGroup, Inc.	15,360	685,824
Skyline Champion Corp.*	2,400	69,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Taylor Morrison Home Corp., Class A*	34,080	881,990
Tempur Sealy International, Inc.*	2,880	263,866
Toll Brothers, Inc.	5,280	234,221
TopBuild Corp.*	5,520	632,095
TRI Pointe Group, Inc.*(a)	43,680	710,237
Tupperware Brands Corp.	35,280	220,853
Universal Electronics, Inc.*	5,760	285,293
Whirlpool Corp.	3,600	526,212
William Lyon Homes, Class A*	9,360	217,058

		13,591,989

Household Products - 1.2%
Central Garden & Pet Co., Class A*	12,000	359,520
Church & Dwight Co., Inc.	6,960	516,571
Clorox Co. (The)	2,880	453,053
Colgate-Palmolive Co.	28,800	2,124,864
Energizer Holdings, Inc.(a)	16,080	743,861
Kimberly-Clark Corp.	12,240	1,753,257
Procter & Gamble Co. (The)	84,960	10,587,715
Spectrum Brands Holdings, Inc.	9,360	574,798
WD-40 Co.(a)	1,440	269,021

		17,382,660

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	26,160	519,538
Clearway Energy, Inc., Class A	3,360	69,518
Clearway Energy, Inc., Class C	24,480	518,242
NRG Energy, Inc.	14,880	548,923
Ormat Technologies, Inc.	2,640	209,246
Pattern Energy Group, Inc., Class A	11,280	303,545
Vistra Energy Corp.(a)	22,560	508,051

		2,677,063

Industrial Conglomerates - 0.8%
3M Co.	16,080	2,551,253
Carlisle Cos., Inc.	1,680	262,466
General Electric Co.	244,800	3,047,760
Honeywell International, Inc.	25,680	4,448,290
Raven Industries, Inc.	2,160	67,738
Roper Technologies, Inc.	3,120	1,190,779

		11,568,286

Insurance - 3.1%
Aflac, Inc.	27,600	1,423,332
Alleghany Corp.*	480	382,877
Allstate Corp. (The)	14,400	1,706,976
Ambac Financial Group, Inc.*(a)	22,560	483,461
American Equity Investment Life Holding Co.	31,920	843,007
American Financial Group, Inc.	1,920	208,877
American International Group, Inc.	34,080	1,712,861
American National Insurance Co.	2,400	264,384
AMERISAFE, Inc.	1,440	98,525
Aon plc	7,920	1,744,380
Arch Capital Group Ltd.*	17,760	784,281
Argo Group International Holdings Ltd.	3,840	251,904
Arthur J Gallagher & Co.	8,160	836,971
Assurant, Inc.	2,160	282,010
Assured Guaranty Ltd.	9,600	440,064
Athene Holding Ltd., Class A*	4,080	177,725

Investments	Shares	Value ($)
Axis Capital Holdings Ltd.	23,520	1,511,160
Brighthouse Financial, Inc.*	43,440	1,689,816
Brown & Brown, Inc.	7,680	344,832
Chubb Ltd.	19,440	2,954,686
Cincinnati Financial Corp.	5,280	554,136
CNO Financial Group, Inc.	39,840	700,786
eHealth, Inc.*	960	100,954
Employers Holdings, Inc.	5,280	225,192
Enstar Group Ltd.*	1,680	328,087
Erie Indemnity Co., Class A(a)	240	39,960
Everest Re Group Ltd.	1,440	398,261
FBL Financial Group, Inc., Class A	2,160	116,165
Fidelity National Financial, Inc.	14,160	690,300
First American Financial Corp.	7,440	461,131
Genworth Financial, Inc., Class A*	219,600	900,360
Globe Life, Inc.	4,080	425,381
Greenlight Capital Re Ltd., Class A*	10,080	93,845
Hanover Insurance Group, Inc. (The)	11,520	1,596,442
Hartford Financial Services Group, Inc. (The)	18,240	1,081,267
HCI Group, Inc.(a)	960	42,499
Heritage Insurance Holdings, Inc.(a)	960	11,578
Horace Mann Educators Corp.	10,080	433,541
James River Group Holdings Ltd.	4,800	206,112
Kemper Corp.	16,800	1,250,256
Kinsale Capital Group, Inc.	240	27,413
Lincoln National Corp.	11,040	601,459
Loews Corp.	13,680	703,836
Markel Corp.*	480	563,025
Marsh & McLennan Cos., Inc.	17,520	1,959,787
MBIA, Inc.*(a)	56,640	513,158
Mercury General Corp.	2,640	129,598
MetLife, Inc.	32,400	1,610,604
National General Holdings Corp.	11,760	256,015
National Western Life Group, Inc., Class A	2,400	638,400
Old Republic International Corp.	18,000	405,900
Primerica, Inc.	2,640	312,998
Principal Financial Group, Inc.	13,920	737,064
Progressive Corp. (The)	22,560	1,820,366
Prudential Financial, Inc.	15,120	1,376,827
Reinsurance Group of America, Inc.	3,600	518,580
RenaissanceRe Holdings Ltd.	2,160	409,190
RLI Corp.(a)	3,120	290,191
Safety Insurance Group, Inc.	2,400	220,992
Selective Insurance Group, Inc.	5,520	365,700
Stewart Information Services Corp.	2,400	100,200
Third Point Reinsurance Ltd.*	48,960	533,174
Travelers Cos., Inc. (The)	11,760	1,547,851
Trupanion, Inc.*(a)	1,920	61,286
United Fire Group, Inc.(a)	4,080	180,581
Universal Insurance Holdings, Inc.	15,120	368,021
Unum Group	11,520	307,469
White Mountains Insurance Group Ltd.	240	268,133

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Willis Towers Watson plc	4,080	862,063
WR Berkley Corp.	4,320	317,650

		45,805,913

Interactive Media & Services - 3.1%
Alphabet, Inc., Class A*	9,360	13,410,821
Alphabet, Inc., Class C*	10,080	14,457,038
ANGI Homeservices, Inc., Class A*(a)	6,240	50,107
Care.com, Inc.*	2,880	43,113
Cargurus, Inc.*	4,080	145,452
Cars.com, Inc.*(a)	1,440	16,805
Eventbrite, Inc., Class A*	2,640	55,836
Facebook, Inc., Class A*	80,880	16,330,481
IAC/InterActiveCorp*	2,400	584,616
Match Group, Inc.*(a)	2,880	225,274
Snap, Inc., Class A*	35,520	652,858
Twitter, Inc.*	22,560	732,749
Yelp, Inc.*	480	15,648
Zillow Group, Inc., Class A*(a)	4,800	221,760
Zillow Group, Inc., Class C*(a)	1,920	88,723

		47,031,281

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	13,920	27,961,382
Booking Holdings, Inc.*	1,440	2,635,992
Chewy, Inc., Class A*(a)	7,680	203,597
eBay, Inc.	37,440	1,256,486
Etsy, Inc.*	3,120	152,287
Expedia Group, Inc.	2,640	286,308
GrubHub, Inc.*	2,880	155,952
Lands’ End, Inc.*(a)	2,640	30,756
MercadoLibre, Inc.*	1,680	1,113,840
PetMed Express, Inc.(a)	2,640	66,554
Quotient Technology, Inc.*	6,480	65,254
Qurate Retail, Inc., Series A*	155,280	1,324,539
Shutterstock, Inc.*(a)	1,680	72,795
Stamps.com, Inc.*	960	71,510
Stitch Fix, Inc., Class A*(a)	1,440	32,976
Wayfair, Inc., Class A*(a)	1,680	157,416

		35,587,644

IT Services - 4.3%
Accenture plc, Class A	22,320	4,580,287
Akamai Technologies, Inc.*	5,280	492,888
Alliance Data Systems Corp.	11,520	1,184,141
Automatic Data Processing, Inc.	14,880	2,550,283
Black Knight, Inc.*(a)	3,120	208,790
Booz Allen Hamilton Holding Corp.	6,960	543,158
Broadridge Financial Solutions, Inc.	2,640	314,556
CACI International, Inc., Class A*	2,160	577,671
Cardtronics plc, Class A*(a)	7,440	334,800
Cass Information Systems, Inc.	240	12,965
Cognizant Technology Solutions Corp., Class A	13,200	810,216
CoreLogic, Inc.	5,040	234,360
CSG Systems International, Inc.	4,560	227,179
DXC Technology Co.	9,600	306,048

Investments	Shares	Value ($)
Endurance International Group Holdings, Inc.*	3,360	15,859
EPAM Systems, Inc.*	1,920	438,029
Euronet Worldwide, Inc.*	2,640	416,170
EVERTEC, Inc.	8,400	281,988
ExlService Holdings, Inc.*	1,440	105,278
Fidelity National Information Services, Inc.	21,120	3,034,099
Fiserv, Inc.*	21,360	2,533,510
FleetCor Technologies, Inc.*	2,880	907,862
Gartner, Inc.*	2,880	463,046
Genpact Ltd.	6,240	276,245
Global Payments, Inc.	9,583	1,872,997
GoDaddy, Inc., Class A*	4,560	306,478
GTT Communications, Inc.*(a)	6,960	82,476
International Business Machines Corp.	40,320	5,795,194
Jack Henry & Associates, Inc.	1,920	287,117
KBR, Inc.	20,160	548,352
Leidos Holdings, Inc.	4,800	482,256
Limelight Networks, Inc.*	18,240	91,018
LiveRamp Holdings, Inc.*	2,640	106,234
ManTech International Corp., Class A	3,840	308,275
Mastercard, Inc., Class A	30,480	9,629,851
MAXIMUS, Inc.	4,320	309,960
NIC, Inc.	2,640	52,087
Okta, Inc.*	1,440	184,392
Paychex, Inc.	7,920	679,298
PayPal Holdings, Inc.*	41,040	4,674,046
Perficient, Inc.*	5,760	286,272
Perspecta, Inc.	42,720	1,199,150
Sabre Corp.	4,560	98,222
Science Applications International Corp.	12,240	1,074,305
Square, Inc., Class A*	9,840	734,950
Switch, Inc., Class A(a)	9,840	157,440
Sykes Enterprises, Inc.*	10,080	338,587
TTEC Holdings, Inc.	3,840	152,525
Twilio, Inc., Class A*(a)	2,880	358,099
Unisys Corp.*	16,080	156,137
VeriSign, Inc.*	3,360	699,351
Verra Mobility Corp.*(a)	7,440	118,519
Virtusa Corp.*	5,040	209,866
Visa, Inc., Class A(a)	58,320	11,603,930
Western Union Co. (The)	15,120	406,728
WEX, Inc.*	1,920	416,486

		64,270,026

Leisure Products - 0.2%
Acushnet Holdings Corp.	6,240	193,253
American Outdoor Brands Corp.*	21,120	198,951
Brunswick Corp.	10,800	678,780
Callaway Golf Co.(a)	5,520	118,238
Hasbro, Inc.	2,400	244,488
Johnson Outdoors, Inc., Class A	480	37,728
Mattel, Inc.*(a)	48,240	705,751
Polaris, Inc.	2,160	198,374
Sturm Ruger & Co., Inc.(a)	2,160	106,963

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Vista Outdoor, Inc.*	13,440	99,859

		2,582,385

Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc.*(a)	7,200	120,960
Agilent Technologies, Inc.	10,800	891,648
Avantor, Inc.*	7,440	137,417
Bio-Rad Laboratories, Inc., Class A*	720	259,863
Bio-Techne Corp.	1,920	403,142
Bruker Corp.	5,760	284,947
Charles River Laboratories International, Inc.*	2,880	445,190
Illumina, Inc.*	5,040	1,461,953
IQVIA Holdings, Inc.*	5,040	782,460
Luminex Corp.	2,160	49,000
Medpace Holdings, Inc.*(a)	1,200	102,660
Mettler-Toledo International, Inc.*	960	726,893
NeoGenomics, Inc.*	5,040	162,439
PerkinElmer, Inc.	4,080	377,318
PRA Health Sciences, Inc.*	1,680	170,201
Repligen Corp.*	2,640	265,030
Syneos Health, Inc.*	18,720	1,148,659
Thermo Fisher Scientific, Inc.	14,160	4,434,770
Waters Corp.*(a)	2,640	590,806

		12,815,356

Machinery - 2.1%
AGCO Corp.	2,880	202,003
Alamo Group, Inc.	960	119,578
Albany International Corp., Class A	3,600	251,172
Allison Transmission Holdings, Inc.	5,520	243,984
Altra Industrial Motion Corp.	10,320	343,243
Astec Industries, Inc.	1,440	59,386
Barnes Group, Inc.	5,760	363,859
Blue Bird Corp.*	3,120	61,558
Briggs & Stratton Corp.(a)	28,560	104,815
Caterpillar, Inc.	24,240	3,183,924
Chart Industries, Inc.*	3,840	245,683
CIRCOR International, Inc.*	4,320	179,410
Colfax Corp.*(a)	31,200	1,096,992
Columbus McKinnon Corp.	960	33,591
Crane Co.	3,600	307,656
Cummins, Inc.	6,720	1,074,998
Deere & Co.	11,040	1,750,723
Donaldson Co., Inc.	3,840	199,104
Douglas Dynamics, Inc.	1,920	100,666
Dover Corp.	5,040	573,804
Enerpac Tool Group Corp.	3,360	77,650
EnPro Industries, Inc.	2,880	168,307
ESCO Technologies, Inc.	720	69,091
Evoqua Water Technologies Corp.*	2,400	47,928
Federal Signal Corp.	5,280	169,805
Flowserve Corp.	1,680	78,422
Fortive Corp.	11,040	827,227
Franklin Electric Co., Inc.	1,440	83,074
Gardner Denver Holdings, Inc.*	8,640	305,078
Gates Industrial Corp. plc*(a)	720	8,978
Gorman-Rupp Co. (The)	960	35,434

Investments	Shares	Value ($)
Graco, Inc.	3,600	191,340
Greenbrier Cos., Inc. (The)	20,640	497,218
Helios Technologies, Inc.	1,680	71,434
Hillenbrand, Inc.	16,560	480,737
Hyster-Yale Materials Handling, Inc.	480	25,915
IDEX Corp.	1,920	314,592
Illinois Tool Works, Inc.(a)	11,040	1,931,779
Ingersoll-Rand plc	7,440	991,231
ITT, Inc.	5,520	370,282
John Bean Technologies Corp.	2,880	325,411
Kadant, Inc.(a)	2,160	230,256
Kennametal, Inc.	20,400	638,316
Lincoln Electric Holdings, Inc.	1,200	107,016
Lindsay Corp.	480	48,014
Lydall, Inc.*	2,400	49,056
Manitowoc Co., Inc. (The)*	11,280	162,996
Meritor, Inc.*	25,200	552,132
Middleby Corp. (The)*	2,160	242,266
Miller Industries, Inc.	1,920	66,067
Mueller Industries, Inc.	2,640	77,009
Mueller Water Products, Inc., Class A	9,600	111,840
Navistar International Corp.*	19,680	720,682
NN, Inc.	16,080	138,770
Nordson Corp.	1,200	202,632
Oshkosh Corp.	4,800	412,992
PACCAR, Inc.	13,440	997,382
Parker-Hannifin Corp.	4,560	892,346
Park-Ohio Holdings Corp.	3,120	91,728
Pentair plc	5,280	226,670
Proto Labs, Inc.*(a)	240	24,840
RBC Bearings, Inc.*	1,920	298,579
REV Group, Inc.(a)	14,640	146,400
Rexnord Corp.*	32,400	1,057,860
Snap-on, Inc.	1,440	229,867
SPX Corp.*	10,800	529,956
SPX FLOW, Inc.*	11,040	482,890
Standex International Corp.	1,440	105,250
Stanley Black & Decker, Inc.	6,480	1,032,458
Tennant Co.	960	74,131
Terex Corp.	21,600	547,560
Timken Co. (The)	21,360	1,122,041
Toro Co. (The)	5,760	460,915
TriMas Corp.*	7,680	220,646
Trinity Industries, Inc.(a)	12,720	258,598
Wabash National Corp.	12,000	139,200
WABCO Holdings, Inc.*	1,680	227,892
Watts Water Technologies, Inc., Class A	2,400	239,304
Welbilt, Inc.*(a)	9,600	144,864
Westinghouse Air Brake Technologies Corp.(a)	4,320	319,075
Woodward, Inc.	3,120	362,887
Xylem, Inc.	3,360	274,378

		31,834,843

Marine - 0.0%(c)
Genco Shipping & Trading Ltd.(a)	9,360	73,663

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kirby Corp.*	3,600	263,844
Matson, Inc.	12,960	466,690

		804,197

Media - 1.6%
Altice USA, Inc., Class A*	9,840	269,222
AMC Networks, Inc., Class A*(a)	28,080	1,027,447
Cardlytics, Inc.*	480	40,282
Central European Media Enterprises Ltd., Class A*	15,840	70,805
Charter Communications, Inc., Class A*	6,000	3,104,760
Clear Channel Outdoor Holdings, Inc.*	85,200	232,596
Comcast Corp., Class A	213,360	9,215,018
Discovery, Inc., Class A*(a)	2,400	70,224
Discovery, Inc., Class C*	20,158	559,788
DISH Network Corp., Class A*	12,000	441,120
Emerald Expositions Events, Inc.	5,040	52,567
Entercom Communications Corp., Class A	12,240	48,593
EW Scripps Co. (The), Class A	3,600	43,704
Fox Corp., Class A	9,360	347,069
Fox Corp., Class B	3,840	139,507
Gray Television, Inc.*	13,200	267,696
Interpublic Group of Cos., Inc. (The)(a)	12,480	283,296
John Wiley & Sons, Inc., Class A	3,600	157,032
Liberty Broadband Corp., Class A*	5,280	694,795
Liberty Broadband Corp., Class C*	2,400	319,032
Liberty Latin America Ltd., Class A*	18,240	304,243
Liberty Latin America Ltd., Class C*	36,000	606,600
Liberty Media Corp-Liberty SiriusXM, Class A*	5,040	244,793
Liberty Media Corp-Liberty SiriusXM, Class C*	4,320	211,766
Meredith Corp.(a)	2,400	72,120
National CineMedia, Inc.	14,160	104,501
New York Times Co. (The), Class A(a)	13,440	430,214
News Corp., Class A	26,640	362,837
News Corp., Class B	960	13,411
Nexstar Media Group, Inc., Class A(a)	12,480	1,511,952
Omnicom Group, Inc.(a)	8,880	668,753
Scholastic Corp.	2,880	94,896
Sinclair Broadcast Group, Inc., Class A	4,800	143,616
Sirius XM Holdings, Inc.(a)	68,880	486,982
TechTarget, Inc.*	240	6,094
TEGNA, Inc.	75,600	1,277,640
Tribune Publishing Co.	3,360	42,202
ViacomCBS, Inc.	15,120	516,045
WideOpenWest, Inc.*	5,040	34,020

		24,517,238

Metals & Mining - 0.6%
AK Steel Holding Corp.*(a)	109,200	301,392

Investments	Shares	Value ($)
Alcoa Corp.*	58,800	820,260
Allegheny Technologies, Inc.*(a)	24,240	418,140
Carpenter Technology Corp.	13,680	543,643
Century Aluminum Co.*(a)	18,480	97,759
Cleveland-Cliffs, Inc.(a)	88,320	620,006
Coeur Mining, Inc.*	67,680	408,111
Commercial Metals Co.	37,200	764,460
Compass Minerals International, Inc.	2,400	138,936
Freeport-McMoRan, Inc.	58,080	644,688
Haynes International, Inc.	1,200	32,172
Hecla Mining Co.	38,880	117,807
Kaiser Aluminum Corp.	2,400	240,360
Materion Corp.	1,440	78,192
McEwen Mining, Inc.*(a)	11,520	13,248
Newmont Corp.	28,080	1,265,285
Nucor Corp.	10,800	512,892
Reliance Steel & Aluminum Co.	2,640	303,072
Royal Gold, Inc.(a)	2,160	249,091
Ryerson Holding Corp.*	8,400	86,100
Schnitzer Steel Industries, Inc., Class A	8,160	131,213
Southern Copper Corp.	5,280	198,950
Steel Dynamics, Inc.	11,520	344,218
SunCoke Energy, Inc.	26,640	156,643
United States Steel Corp.(a)	31,200	282,984
Warrior Met Coal, Inc.	4,560	86,002
Worthington Industries, Inc.	11,280	414,878

		9,270,502

Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AG Mortgage Investment Trust, Inc.	10,800	171,180
AGNC Investment Corp.(a)	26,640	495,237
Annaly Capital Management, Inc.	46,560	454,425
Anworth Mortgage Asset Corp.	240	859
Apollo Commercial Real Estate Finance, Inc.(a)	27,360	500,141
Arbor Realty Trust, Inc.	22,560	333,211
Ares Commercial Real Estate Corp.	1,920	31,373
ARMOUR Residential REIT, Inc.	9,360	180,274
Blackstone Mortgage Trust, Inc., Class A(a)	38,160	1,457,712
Capstead Mortgage Corp.	6,000	49,320
Chimera Investment Corp.(a)	65,520	1,389,024
Colony Credit Real Estate, Inc.(a)	26,160	325,692
Dynex Capital, Inc.(a)	8,880	158,242
Exantas Capital Corp.	6,720	81,178
Invesco Mortgage Capital, Inc.	43,680	763,963
KKR Real Estate Finance Trust, Inc.	3,120	65,676
Ladder Capital Corp.	27,360	502,056
MFA Financial, Inc.	136,080	1,061,424
New Residential Investment Corp.	27,120	453,989
New York Mortgage Trust, Inc.(a)	64,320	408,432
Orchid Island Capital, Inc.(a)	13,920	84,077
PennyMac Mortgage Investment Trust	23,280	541,260
Ready Capital Corp.(a)	5,040	82,253

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Redwood Trust, Inc.(a)	31,200	550,056
Starwood Property Trust, Inc.	6,480	166,277
TPG RE Finance Trust, Inc.	10,320	211,250
Two Harbors Investment Corp.(a)	68,400	1,043,784
Western Asset Mortgage Capital Corp.	13,680	145,145

		11,707,510

Multiline Retail - 0.6%
Big Lots, Inc.	16,560	448,114
Dillard’s, Inc., Class A(a)	4,080	247,738
Dollar General Corp.	10,080	1,546,373
Dollar Tree, Inc.*	9,600	835,872
JC Penney Co., Inc.*(a)	189,120	140,894
Kohl’s Corp.	7,440	318,060
Macy’s, Inc.(a)	139,920	2,231,724
Nordstrom, Inc.(a)	5,280	194,621
Ollie’s Bargain Outlet Holdings, Inc.*(a)	960	50,918
Target Corp.	24,000	2,657,760

		8,672,074

Multi-Utilities - 0.8%
Ameren Corp.	9,120	748,296
Avista Corp.(a)	5,280	268,488
Black Hills Corp.	5,280	438,399
CenterPoint Energy, Inc.	8,400	222,432
CMS Energy Corp.	7,680	526,157
Consolidated Edison, Inc.	12,240	1,150,560
Dominion Energy, Inc.	36,000	3,087,000
DTE Energy Co.	7,440	986,618
MDU Resources Group, Inc.	3,840	113,702
NiSource, Inc.	6,000	175,860
NorthWestern Corp.	5,280	406,402
Public Service Enterprise Group, Inc.	21,120	1,250,304
Sempra Energy	8,880	1,426,483
Unitil Corp.	2,880	177,667
WEC Energy Group, Inc.	12,480	1,246,627

		12,224,995

Oil, Gas & Consumable Fuels - 4.1%
Amplify Energy Corp.(a)	15,840	85,378
Antero Midstream Corp.(a)	102,480	516,499
Antero Resources Corp.*(a)	129,120	238,872
Arch Coal, Inc., Class A(a)	7,680	395,750
Bonanza Creek Energy, Inc.*	15,360	279,398
Callon Petroleum Co.*	172,559	517,677
Centennial Resource Development, Inc., Class A*	108,960	355,210
Cheniere Energy, Inc.*	6,480	383,875
Chesapeake Energy Corp.*(a)	498,000	254,876
Chevron Corp.	89,280	9,565,459
Cimarex Energy Co.	38,640	1,695,910
Clean Energy Fuels Corp.*	61,920	142,416
CNX Resources Corp.*(a)	94,800	685,404
Concho Resources, Inc.	2,160	163,685
ConocoPhillips	47,040	2,795,587
CONSOL Energy, Inc.*	40,080	325,850
Continental Resources, Inc.	3,360	91,459
Contura Energy, Inc.*	33,360	193,154

Investments	Shares	Value ($)
CVR Energy, Inc.	8,880	307,337
Delek US Holdings, Inc.	20,400	560,184
Denbury Resources, Inc.*(a)	312,480	307,793
Devon Energy Corp.	11,040	239,789
Diamond S Shipping, Inc.*	720	7,978
Diamondback Energy, Inc.	2,640	196,416
Dorian LPG Ltd.*	13,440	176,333
EOG Resources, Inc.	25,200	1,837,332
EQT Corp.(a)	127,440	771,012
Equitrans Midstream Corp.(a)	72,480	700,882
Exxon Mobil Corp.	202,080	12,553,210
Gran Tierra Energy, Inc.*	391,200	389,792
Green Plains, Inc.(a)	12,960	161,611
Gulfport Energy Corp.*(a)	119,040	184,512
Hess Corp.	9,600	543,072
HollyFrontier Corp.	9,360	420,451
International Seaways, Inc.*	3,600	80,136
Kinder Morgan, Inc.	92,640	1,933,397
Kosmos Energy Ltd.	65,040	332,355
Laredo Petroleum, Inc.*	136,320	234,470
Magnolia Oil & Gas Corp., Class A*(a)	33,840	355,997
Marathon Oil Corp.	47,520	540,303
Marathon Petroleum Corp.	31,680	1,726,560
Matador Resources Co.*(a)	40,080	587,974
Murphy Oil Corp.(a)	53,280	1,116,749
Noble Energy, Inc.	13,200	260,964
Northern Oil and Gas, Inc.*(a)	110,400	183,264
Oasis Petroleum, Inc.*(a)	172,320	387,720
Occidental Petroleum Corp.	50,160	1,992,355
ONEOK, Inc.	14,400	1,078,128
Par Pacific Holdings, Inc.*	240	4,829
Parsley Energy, Inc., Class A	97,606	1,624,164
PBF Energy, Inc., Class A	27,600	753,480
PDC Energy, Inc.*	41,078	886,874
Penn Virginia Corp.*	20,880	446,206
Phillips 66	20,160	1,842,019
Pioneer Natural Resources Co.	5,760	777,600
QEP Resources, Inc.	132,720	420,722
Range Resources Corp.(a)	114,960	344,880
Renewable Energy Group, Inc.*(a)	17,280	454,118
REX American Resources Corp.*	960	72,336
SM Energy Co.	56,640	519,955
Southwestern Energy Co.*(a)	286,320	449,522
Talos Energy, Inc.*(a)	12,720	279,077
Targa Resources Corp.	3,600	131,400
Tellurian, Inc.*(a)	9,120	64,022
Valero Energy Corp.	19,200	1,618,752
W&T Offshore, Inc.*	39,120	161,957
Whiting Petroleum Corp.*(a)	58,560	265,862
Williams Cos., Inc. (The)	24,480	506,491
World Fuel Services Corp.	18,960	741,715
WPX Energy, Inc.*	27,120	324,084

		61,544,600

Paper & Forest Products - 0.2%
Boise Cascade Co.	12,240	443,088
Clearwater Paper Corp.*(a)	6,240	175,968
Domtar Corp.	20,160	701,971

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Louisiana-Pacific Corp.	20,160	618,509
Mercer International, Inc.	14,880	163,829
Neenah, Inc.	2,160	143,942
Resolute Forest Products, Inc.*	90,240	314,938
Schweitzer-Mauduit International, Inc.	6,240	218,587
Verso Corp., Class A*(a)	18,240	307,344

		3,088,176

Personal Products - 0.2%
Coty, Inc., Class A	23,280	238,853
Edgewell Personal Care Co.*	14,400	371,808
elf Beauty, Inc.*	3,600	56,448
Estee Lauder Cos., Inc. (The), Class A	7,440	1,451,990
Herbalife Nutrition Ltd.*	6,720	261,072
Inter Parfums, Inc.	2,640	182,450
Medifast, Inc.	1,200	115,956
Nu Skin Enterprises, Inc., Class A	8,640	281,578
Revlon, Inc., Class A*(a)	1,200	25,644
USANA Health Sciences, Inc.*	1,200	74,040

		3,059,839

Pharmaceuticals - 3.4%
Akorn, Inc.*	33,120	50,673
Allergan plc	14,640	2,732,409
Amneal Pharmaceuticals, Inc.*	45,120	202,589
ANI Pharmaceuticals, Inc.*(a)	960	59,520
Axsome Therapeutics, Inc.*	960	83,347
Bristol-Myers Squibb Co.	108,480	6,828,816
Catalent, Inc.*	6,000	366,600
Collegium Pharmaceutical, Inc.*	5,520	111,035
Elanco Animal Health, Inc.*	7,680	237,312
Eli Lilly & Co.	30,000	4,189,200
Endo International plc*	71,040	402,797
Horizon Therapeutics plc*	18,000	620,820
Innoviva, Inc.*	24,960	344,573
Jazz Pharmaceuticals plc*	2,160	309,636
Johnson & Johnson	89,040	13,255,385
Lannett Co., Inc.*(a)	11,520	93,773
Merck & Co., Inc.	88,320	7,546,061
Mylan NV*	1,440	30,845
MyoKardia, Inc.*(a)	3,120	212,254
Nektar Therapeutics*(a)	6,240	124,113
Odonate Therapeutics, Inc.*	6,240	182,208
Optinose, Inc.*(a)	6,240	48,859
Pacira BioSciences, Inc.*(a)	2,880	124,474
Perrigo Co. plc	5,760	328,550
Pfizer, Inc.	261,120	9,724,109
Phibro Animal Health Corp., Class A	1,200	28,464
Prestige Consumer Healthcare, Inc.*(a)	15,120	613,267
Reata Pharmaceuticals, Inc., Class A*	1,440	315,058
Revance Therapeutics, Inc.*	2,400	53,688
Theravance Biopharma, Inc.*(a)	3,120	86,986
Zoetis, Inc.	15,840	2,125,886
Zogenix, Inc.*	2,400	120,888

		51,554,195

Investments	Shares	Value ($)
Professional Services - 0.6%
ASGN, Inc.*	15,600	1,055,964
CBIZ, Inc.*	9,600	259,200
CoStar Group, Inc.*	1,440	940,306
CRA International, Inc.	240	12,787
Equifax, Inc.	3,600	539,640
Exponent, Inc.	5,520	401,690
Forrester Research, Inc.*	480	19,858
FTI Consulting, Inc.*	3,840	461,030
Heidrick & Struggles International, Inc.	1,440	40,925
Huron Consulting Group, Inc.*	3,840	248,871
ICF International, Inc.	2,880	252,259
IHS Markit Ltd.*	12,240	965,246
Insperity, Inc.	3,600	314,532
Kelly Services, Inc., Class A	2,160	38,362
Kforce, Inc.	3,360	124,488
Korn Ferry	14,640	599,947
ManpowerGroup, Inc.	3,600	329,364
Resources Connection, Inc.	2,640	40,194
Robert Half International, Inc.	2,160	125,647
TransUnion	5,520	506,184
TriNet Group, Inc.*	2,400	136,944
TrueBlue, Inc.*	11,520	252,403
Verisk Analytics, Inc.	4,800	779,856

		8,445,697

Real Estate Management & Development - 0.3%
CBRE Group, Inc., Class A*	15,600	952,380
Consolidated-Tomoka Land Co.	480	30,461
Cushman & Wakefield plc*	51,120	982,526
eXp World Holdings, Inc.*(a)	5,760	63,590
Howard Hughes Corp. (The)*	2,400	292,032
Jones Lang LaSalle, Inc.	1,920	326,054
Kennedy-Wilson Holdings, Inc.	14,640	315,639
Marcus & Millichap, Inc.*	1,200	42,480
Newmark Group, Inc., Class A	48,240	567,785
Realogy Holdings Corp.(a)	41,760	442,238
Redfin Corp.*(a)	6,960	169,337
RMR Group, Inc. (The), Class A	960	44,227
St Joe Co. (The)*	960	20,170

		4,248,919

Road & Rail - 1.0%
AMERCO	480	178,210
ArcBest Corp.	12,480	278,429
Avis Budget Group, Inc.*	17,520	574,656
CSX Corp.	29,280	2,235,235
Heartland Express, Inc.	2,160	40,370
Hertz Global Holdings, Inc.*	23,760	374,457
JB Hunt Transport Services, Inc.	2,880	310,838
Kansas City Southern	3,120	526,313
Knight-Swift Transportation Holdings, Inc.(a)	9,360	347,069
Landstar System, Inc.	2,640	292,380
Lyft, Inc., Class A*(a)	6,480	307,670
Marten Transport Ltd.	6,480	134,525
Norfolk Southern Corp.	10,080	2,098,757
Old Dominion Freight Line, Inc.	3,120	612,238
Ryder System, Inc.	9,840	469,565

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Saia, Inc.*(a)	6,000	522,600
Schneider National, Inc., Class B	11,040	245,861
Union Pacific Corp.	24,960	4,478,323
Werner Enterprises, Inc.	11,040	406,934

		14,434,430

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc.*	4,320	302,141
Advanced Micro Devices, Inc.*(a)	38,160	1,793,520
Amkor Technology, Inc.*	22,320	251,100
Analog Devices, Inc.	12,000	1,317,000
Applied Materials, Inc.	37,680	2,185,063
Broadcom, Inc.	18,240	5,566,118
Brooks Automation, Inc.	5,040	191,923
Cabot Microelectronics Corp.	2,160	314,302
CEVA, Inc.*	240	6,564
Cirrus Logic, Inc.*	6,480	497,729
Cree, Inc.*	4,320	200,837
Cypress Semiconductor Corp.	19,200	447,936
Diodes, Inc.*	10,320	532,925
Enphase Energy, Inc.*(a)	2,880	90,778
Entegris, Inc.	12,000	621,120
First Solar, Inc.*	3,360	166,589
FormFactor, Inc.*	12,240	309,794
Ichor Holdings Ltd.*	4,560	152,258
Inphi Corp.*	2,400	182,304
Intel Corp.	206,400	13,195,152
KLA Corp.	6,000	994,440
Kulicke & Soffa Industries, Inc.	7,920	205,049
Lam Research Corp.	6,240	1,860,830
Lattice Semiconductor Corp.*	7,680	142,848
MACOM Technology Solutions Holdings, Inc.*	4,560	129,595
MagnaChip Semiconductor Corp.*	12,720	171,084
Marvell Technology Group Ltd.	18,240	438,490
Maxim Integrated Products, Inc.	7,200	432,864
MaxLinear, Inc.*	1,920	37,421
Mellanox Technologies Ltd.*	1,680	203,112
Microchip Technology, Inc.(a)	7,680	748,646
Micron Technology, Inc.*	49,200	2,612,028
MKS Instruments, Inc.	5,040	528,293
Monolithic Power Systems, Inc.	2,400	410,808
NeoPhotonics Corp.*	12,000	91,560
NVIDIA Corp.	19,680	4,652,942
ON Semiconductor Corp.*	19,200	444,480
Onto Innovation, Inc.*	1,920	72,845
PDF Solutions, Inc.*	720	11,347
Photronics, Inc.*	6,000	76,680
Power Integrations, Inc.	1,440	140,645
Qorvo, Inc.*	6,960	736,786
QUALCOMM, Inc.	40,800	3,480,648
Rambus, Inc.*	4,800	76,176
Semtech Corp.*	2,640	127,222
Silicon Laboratories, Inc.*	2,400	235,944
Skyworks Solutions, Inc.	4,560	515,964
SMART Global Holdings, Inc.*	2,640	79,622
SolarEdge Technologies, Inc.*(a)	4,800	469,728
SunPower Corp.*	4,320	36,806
Synaptics, Inc.*	10,080	672,235

Investments	Shares	Value ($)
Teradyne, Inc.	6,000	395,940
Texas Instruments, Inc.	33,360	4,024,884
Ultra Clean Holdings, Inc.*(a)	8,400	193,284
Universal Display Corp.	1,440	253,685
Veeco Instruments, Inc.*	23,280	296,820
Xilinx, Inc.	5,760	486,605
Xperi Corp.	14,160	227,834

		55,041,343

Software - 5.7%
2U, Inc.*(a)	2,880	57,053
8x8, Inc.*	6,720	125,126
ACI Worldwide, Inc.*	11,280	388,596
Adobe, Inc.*	17,280	6,067,699
Altair Engineering, Inc., Class A*(a)	1,440	53,208
Anaplan, Inc.*	480	27,643
ANSYS, Inc.*	2,640	724,231
Appian Corp.*(a)	1,920	97,997
Aspen Technology, Inc.*	3,600	428,328
Autodesk, Inc.*	7,920	1,559,052
Avaya Holdings Corp.*(a)	17,040	217,601
Blackbaud, Inc.(a)	2,880	225,590
Blackline, Inc.*	1,440	88,085
Bottomline Technologies DE, Inc.*	3,120	167,232
Box, Inc., Class A*(a)	6,720	101,002
Cadence Design Systems, Inc.*	9,600	692,256
CDK Global, Inc.	5,280	283,430
Ceridian HCM Holding, Inc.*	2,640	193,486
Citrix Systems, Inc.	4,080	494,578
Cloudera, Inc.*(a)	48,720	501,329
CommVault Systems, Inc.*	480	21,610
Cornerstone OnDemand, Inc.*	1,920	112,896
Coupa Software, Inc.*	1,440	232,056
Digimarc Corp.*(a)	720	22,543
DocuSign, Inc.*	4,080	320,321
Ebix, Inc.(a)	3,120	107,422
Envestnet, Inc.*	2,880	227,146
Everbridge, Inc.*(a)	960	87,014
Fair Isaac Corp.*	1,440	579,427
FireEye, Inc.*	13,680	218,606
Five9, Inc.*	3,840	275,443
ForeScout Technologies, Inc.*	2,400	68,424
Fortinet, Inc.*	6,960	802,906
Guidewire Software, Inc.*	2,640	297,000
HubSpot, Inc.*	480	86,851
Intuit, Inc.	6,960	1,951,445
j2 Global, Inc.(a)	2,880	276,077
LivePerson, Inc.*(a)	3,120	127,951
LogMeIn, Inc.	12,480	1,072,906
Manhattan Associates, Inc.*	3,840	328,166
Microsoft Corp.	252,240	42,938,815
MicroStrategy, Inc., Class A*	960	145,949
Mimecast Ltd.*	4,800	244,944
NortonLifeLock, Inc.	20,160	572,947
Nuance Communications, Inc.*	17,280	326,938
Nutanix, Inc., Class A*	4,560	148,063
OneSpan, Inc.*	2,400	39,888
Oracle Corp.	79,200	4,154,040

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Palo Alto Networks, Inc.*	3,600	845,208
Paycom Software, Inc.*	1,440	458,150
Paylocity Holding Corp.*	2,160	306,482
Pegasystems, Inc.	3,120	268,975
Progress Software Corp.	3,360	151,637
Proofpoint, Inc.*	2,400	294,744
PTC, Inc.*	5,280	438,874
Q2 Holdings, Inc.*(a)	2,160	188,330
QAD, Inc., Class A	960	49,392
Qualys, Inc.*	1,200	102,888
RealPage, Inc.*	960	56,016
RingCentral, Inc., Class A*	2,160	444,053
SailPoint Technologies Holding, Inc.*	5,760	144,518
salesforce.com, Inc.*	31,200	5,688,072
ServiceNow, Inc.*	6,000	2,029,380
Smartsheet, Inc., Class A*(a)	5,280	255,974
Splunk, Inc.*	4,800	745,248
SPS Commerce, Inc.*	1,920	109,114
SS&C Technologies Holdings, Inc.	7,680	483,917
SVMK, Inc.*	720	12,708
Synopsys, Inc.*	4,560	672,646
TiVo Corp.	41,280	300,518
Trade Desk, Inc. (The), Class A*(a)	1,920	516,826
Tyler Technologies, Inc.*	1,680	543,782
Varonis Systems, Inc.*	2,160	180,706
Verint Systems, Inc.*	6,720	389,760
VMware, Inc., Class A*	1,440	213,206
Workday, Inc., Class A*	4,560	841,913
Zendesk, Inc.*	2,880	248,832

		85,263,185

Specialty Retail - 2.8%
Aaron’s, Inc.	6,480	384,653
Abercrombie & Fitch Co., Class A	19,200	314,112
Advance Auto Parts, Inc.	2,400	316,200
American Eagle Outfitters, Inc.	58,800	846,720
America’s Car-Mart, Inc.*	240	26,347
Asbury Automotive Group, Inc.*	7,440	717,588
At Home Group, Inc.*	21,840	123,614
AutoNation, Inc.*	17,760	753,734
AutoZone, Inc.*	960	1,015,642
Bed Bath & Beyond, Inc.(a)	44,160	629,280
Best Buy Co., Inc.	9,840	833,350
Boot Barn Holdings, Inc.*(a)	2,640	110,801
Buckle, Inc. (The)(a)	8,880	216,761
Burlington Stores, Inc.*	3,120	678,506
Caleres, Inc.	17,520	307,476
Camping World Holdings, Inc., Class A(a)	11,520	179,366
CarMax, Inc.*(a)	7,440	721,978
Carvana Co.*(a)	3,360	266,280
Cato Corp. (The), Class A(a)	6,240	100,090
Chico’s FAS, Inc.	53,520	208,193
Children’s Place, Inc. (The)(a)	1,200	71,604
Conn’s, Inc.*(a)	10,320	90,403
Designer Brands, Inc., Class A	31,920	454,541
Dick’s Sporting Goods, Inc.(a)	20,160	891,677
Five Below, Inc.*	1,680	190,210

Investments	Shares	Value ($)
Floor & Decor Holdings, Inc., Class A*	6,240	307,694
Foot Locker, Inc.	37,680	1,430,710
GameStop Corp., Class A(a)	60,720	233,165
Gap, Inc. (The)(a)	25,920	451,267
Genesco, Inc.*(a)	5,520	217,046
Group 1 Automotive, Inc.	4,560	459,511
Guess?, Inc.(a)	1,680	35,767
Haverty Furniture Cos., Inc.(a)	2,880	57,974
Hibbett Sports, Inc.*	6,240	154,627
Home Depot, Inc. (The)	37,680	8,594,808
L Brands, Inc.	87,600	2,028,816
Lithia Motors, Inc., Class A	6,480	878,947
Lowe’s Cos., Inc.	27,840	3,236,122
MarineMax, Inc.*	2,400	47,832
Michaels Cos., Inc. (The)*(a)	41,280	203,510
Monro, Inc.	2,160	135,432
Murphy USA, Inc.*	4,800	490,416
National Vision Holdings, Inc.*(a)	6,240	212,909
Office Depot, Inc.	167,520	371,894
O’Reilly Automotive, Inc.*	2,640	1,072,104
Party City Holdco, Inc.*(a)	92,880	267,494
Penske Automotive Group, Inc.	7,440	349,457
Rent-A-Center, Inc.	1,920	55,930
RH*(a)	2,640	551,100
Ross Stores, Inc.	11,760	1,319,354
Sally Beauty Holdings, Inc.*(a)	38,160	585,756
Shoe Carnival, Inc.(a)	1,680	60,245
Signet Jewelers Ltd.(a)	23,040	560,102
Sleep Number Corp.*(a)	8,880	458,119
Sonic Automotive, Inc., Class A	6,720	212,554
Tiffany & Co.	4,080	546,802
TJX Cos., Inc. (The)	42,000	2,479,680
Tractor Supply Co.	5,520	513,084
Ulta Beauty, Inc.*	1,680	450,089
Urban Outfitters, Inc.*(a)	24,960	638,976
Williams-Sonoma, Inc.	24,240	1,698,739
Zumiez, Inc.*	5,520	172,059

		41,989,217

Technology Hardware, Storage & Peripherals - 3.3%
3D Systems Corp.*(a)	6,960	75,795
Apple, Inc.	138,000	42,712,380
Dell Technologies, Inc., Class C*	5,760	280,915
Diebold Nixdorf, Inc.*(a)	15,120	174,031
Hewlett Packard Enterprise Co.	67,440	939,439
HP, Inc.	58,080	1,238,266
NCR Corp.*	35,760	1,205,827
NetApp, Inc.	11,040	589,536
Pure Storage, Inc., Class A*	15,120	269,136
Seagate Technology plc	10,800	615,492
Western Digital Corp.	8,880	581,640
Xerox Holdings Corp.	9,600	341,472

		49,023,929

Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd.*	45,600	1,366,176
Carter’s, Inc.(a)	3,120	330,938
Columbia Sportswear Co.	2,400	225,408
Crocs, Inc.*	7,920	300,247

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Deckers Outdoor Corp.*	2,640	504,003
Fossil Group, Inc.*	17,760	119,525
G-III Apparel Group Ltd.*(a)	11,040	300,398
Hanesbrands, Inc.	17,760	244,378
Kontoor Brands, Inc.	10,080	384,451
Levi Strauss & Co., Class A(a)	2,640	51,850
Lululemon Athletica, Inc.*	3,840	919,258
Movado Group, Inc.(a)	6,960	119,851
NIKE, Inc., Class B	43,680	4,206,384
Oxford Industries, Inc.(a)	2,880	199,872
PVH Corp.	1,680	146,446
Ralph Lauren Corp.	14,160	1,607,160
Skechers U.S.A., Inc., Class A*	40,560	1,516,538
Steven Madden Ltd.	5,520	212,851
Under Armour, Inc., Class A*(a)	10,800	217,944
Under Armour, Inc., Class C*	1,920	34,483
Vera Bradley, Inc.*	11,280	108,062
VF Corp.	13,200	1,095,204
Wolverine World Wide, Inc.	10,800	340,956

		14,552,383

Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc.*(a)	15,840	446,213
Capitol Federal Financial, Inc.	960	12,653
Essent Group Ltd.	33,600	1,666,896
Federal Agricultural Mortgage Corp., Class C	3,600	274,680
Flagstar Bancorp, Inc.	12,480	439,795
HomeStreet, Inc.*	4,080	131,009
LendingTree, Inc.*(a)	720	224,064
Merchants Bancorp	6,720	132,250
Meridian Bancorp, Inc.	4,560	82,034
Meta Financial Group, Inc.(a)	6,720	250,118
MGIC Investment Corp.	105,600	1,456,224
Mr Cooper Group, Inc.*	40,800	505,104
New York Community Bancorp, Inc.(a)	20,160	222,970
NMI Holdings, Inc., Class A*	2,160	68,947
Northfield Bancorp, Inc.	3,600	57,204
Northwest Bancshares, Inc.	13,680	215,118
OceanFirst Financial Corp.	480	11,165
PennyMac Financial Services, Inc.	16,560	558,403
Provident Financial Services, Inc.	15,120	344,887
Radian Group, Inc.	63,840	1,563,442
TFS Financial Corp.	2,400	49,032
TrustCo Bank Corp.	22,320	176,998
United Community Financial Corp.	1,920	20,985
Walker & Dunlop, Inc.	8,400	557,508
Washington Federal, Inc.	15,120	514,080
WSFS Financial Corp.	4,320	172,325

		10,154,104

Tobacco - 0.6%
Altria Group, Inc.	83,280	3,958,299
Philip Morris International, Inc.	45,600	3,771,120
Turning Point Brands, Inc.(a)	1,680	38,371
Universal Corp.	6,720	357,168
Vector Group Ltd.(a)	36,000	473,040

		8,597,998

Investments	Shares	Value ($)
Trading Companies & Distributors - 0.8%
Air Lease Corp.(a)	31,920	1,370,645
Aircastle Ltd.	17,280	554,515
Applied Industrial Technologies, Inc.	7,200	464,904
Beacon Roofing Supply, Inc.*	10,320	341,695
BMC Stock Holdings, Inc.*	17,280	504,317
CAI International, Inc.*(a)	5,760	156,672
DXP Enterprises, Inc.*	3,120	108,170
Fastenal Co.	17,040	594,355
Foundation Building Materials, Inc.*	9,120	162,609
GATX Corp.(a)	12,960	986,645
GMS, Inc.*(a)	12,480	333,466
H&E Equipment Services, Inc.	11,520	312,307
HD Supply Holdings, Inc.*	7,200	293,328
Herc Holdings, Inc.*	7,200	288,864
Kaman Corp.	4,080	251,818
MSC Industrial Direct Co., Inc., Class A	10,320	702,482
NOW, Inc.*	17,520	175,375
Rush Enterprises, Inc., Class A	9,120	392,160
SiteOne Landscape Supply, Inc.*(a)	2,640	254,892
Systemax, Inc.	480	11,352
Titan Machinery, Inc.*	1,200	14,652
Triton International Ltd.	15,360	576,768
United Rentals, Inc.*	3,600	488,484
Univar Solutions, Inc.*	36,960	796,488
Watsco, Inc.	1,680	292,186
WESCO International, Inc.*	13,200	639,012
WW Grainger, Inc.	1,440	435,845

		11,504,006

Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	13,440	592,838

Water Utilities - 0.1%
American States Water Co.	4,080	361,325
American Water Works Co., Inc.	5,280	719,136
Aqua America, Inc.	5,520	286,709
California Water Service Group(a)	4,560	239,673
SJW Group	720	52,812

		1,659,655

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	6,000	67,440
Gogo, Inc.*(a)	20,400	107,304
Shenandoah Telecommunications Co.	6,240	251,784
Sprint Corp.*(a)	25,200	110,124
Telephone & Data Systems, Inc.	6,240	141,523
T-Mobile US, Inc.*	13,440	1,064,314
United States Cellular Corp.*	3,360	107,587

		1,850,076

TOTAL COMMON STOCKS (Cost $972,190,978)		1,483,882,393

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%
Achillion Pharmaceuticals, Inc., CVR*‡(d)	44,344	—

Chemicals - 0.0%(c)
Schulman A, Inc., CVR*‡(d)	8,214	4,296

Media - 0.0%(c)
Media General, Inc., CVR*‡(d)	22,261	2,226

TOTAL RIGHTS (Cost $–)		6,522

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 5.8%

BANK NOTES - 0.2%
Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.26%), 1.86%, 2/3/2020(f) (Cost $3,000,000)	3,000,000	3,000,000

CERTIFICATES OF DEPOSIT - 1.5%
Bank of Montreal, Chicago (US Federal Funds Effective Rate (continuous series) + 0.35%), 1.95%, 8/6/2020(f)	4,000,000	3,999,996
Cooperatieve Rabobank UA, London (ICE LIBOR USD 1 Month + 0.19%), 1.85%, 4/24/2020(f)	4,000,000	4,000,720
Credit Suisse, New York (SOFR + 0.38%), 1.96%, 3/6/2020(f)	4,000,090	4,000,068
Natixis SA, New York 1.79%, 6/5/2020	2,000,000	2,001,292
(ICE LIBOR USD 1 Month + 0.29%), 2.02%, 6/5/2020(f)	1,000,000	1,000,742
Standard Chartered, New York (US Federal Funds Effective Rate (continuous series) + 0.35%), 1.95%, 2/26/2020(f)	2,000,000	2,000,000
The Norinchukin Bank, New York 1.73%, 4/17/2020	2,000,000	1,999,952
Toronto-Dominion Bank, New York (US Federal Funds Effective Rate (continuous series) + 0.30%), 1.90%, 2/27/2020(f)	1,000,000	1,000,000

Investments	Principal Amount ($)	Value ($)
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.30%), 1.90%, 2/14/2020(f)	2,000,000	2,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $22,001,307)		22,002,770

COMMERCIAL PAPER - 0.4%
Bank of Nova Scotia, Houston (ICE LIBOR USD 1 Month + 0.17%), 1.85%, 5/15/2020(f)(g)	2,500,000	2,500,458
UBS AG, London (ICE LIBOR USD 1 Month + 0.34%), 2.00%, 7/28/2020(f)(g)	3,000,000	3,000,000

TOTAL COMMERCIAL PAPER (Cost $5,500,000)		5,500,458

REPURCHASE AGREEMENTS - 3.7%
BofA Securities, Inc., 2.03%, dated 1/31/2020, due 5/4/2020, repurchase price $6,031,803, collateralized by various Common Stocks; total market value $6,503,346	6,000,000	6,000,000
Citadel Clearing LLC, 2.19%, dated 1/31/2020, due 5/1/2020, repurchase price $5,027,679, collateralized by various Common Stocks; total market value $5,383,771	5,000,000	5,000,000
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $4,762,246, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $4,871,219	4,761,623	4,761,623
Societe Generale, 1.73%, dated 1/31/2020, due 2/3/2020, repurchase price $40,005,767, collateralized by various Common Stocks; total market value $44,018,274	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $55,761,623)		55,761,623

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $86,262,930)		86,264,851

Total Investments - 104.9% (Cost $1,058,453,908)		1,570,153,766
Liabilities in excess of other assets - (4.9%)		(73,017,396)

Net Assets - 100.0%		1,497,136,370

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $100,850,467, collateralized in the form of cash with a value of $86,278,149 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $18,446,142 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 13, 2020 – May 15, 2049 and $1,895,669 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from September 15, 2021 – September 20, 2117; a total value of $106,619,960.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $6,522, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $86,264,851.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

Investment in a company which was affiliated for the period ended January 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares January 31, 2020	Value January 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$796,044	$3,525	$10,343	7,920	$774,655	$(20,251)	$5,567	$5,680

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	30	03/20/2020	USD	$2,422,050	$(48,799)
S&P 500 E-Mini Index	50	03/20/2020	USD	8,060,000	116,809
S&P Midcap 400 E-Mini Index	10	03/20/2020	USD	2,007,000	(24,234)

					$43,776

Abbreviations:

USD –US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 0.8%
Airbus SE	16,425	2,425,259
BAE Systems plc	74,850	622,985
Bombardier, Inc., Class B*(a)	48,735	45,325
CAE, Inc.(a)	7,016	208,217
Dassault Aviation SA	55	66,924
Elbit Systems Ltd.	412	63,321
Leonardo SpA	17,925	222,085
LISI	3,196	97,223
Meggitt plc	32,325	287,879
MTU Aero Engines AG	1,350	410,522
QinetiQ Group plc	30,657	142,412
Rolls-Royce Holdings plc*	44,475	392,800
Saab AB, Class B(a)	2,493	81,008
Safran SA	9,600	1,552,721
Senior plc	314,041	689,258
Singapore Technologies Engineering Ltd.	17,900	53,901
Thales SA	3,450	379,347
Ultra Electronics Holdings plc	1,661	49,440

		7,790,627

Air Freight & Logistics - 0.4%
bpost SA	13,008	129,682
Cia de Distribucion Integral Logista Holdings SA	2,159	48,474
Deutsche Post AG (Registered)	44,175	1,545,746
DSV Panalpina A/S	5,437	591,484
Freightways Ltd.	12,987	72,279
ID Logistics Group*	81	15,852
Kerry Logistics Network Ltd.(a)	40,500	64,884
Kintetsu World Express, Inc.	7,600	124,604
Konoike Transport Co. Ltd.	28,600	411,116
Mainfreight Ltd.	3,192	85,665
PostNL NV(a)	354,911	655,848
Royal Mail plc	52,020	135,911
SG Holdings Co. Ltd.	2,400	51,483
Yamato Holdings Co. Ltd.	12,500	204,710

		4,137,738

Airlines - 0.4%
Air Canada*	10,950	367,028
Air France-KLM*	19,264	179,155
Air New Zealand Ltd.	30,617	55,875
ANA Holdings, Inc.(a)	4,500	142,160
Chorus Aviation, Inc.(a)	108,150	638,654
Dart Group plc	10,350	231,937
Deutsche Lufthansa AG (Registered)	15,375	235,643
easyJet plc	10,440	191,705
Exchange Income Corp.(a)	27,450	881,065
Finnair OYJ	49,425	288,653
Japan Airlines Co. Ltd.	8,000	228,445
Qantas Airways Ltd.	41,211	176,844

Investments	Shares	Value ($)
SAS AB*	93,556	134,336
Singapore Airlines Ltd.	12,000	75,170
Wizz Air Holdings plc*(b)	2,172	119,879

		3,946,549

Auto Components - 2.1%
Aisan Industry Co. Ltd.	20,408	134,064
Aisin Seiki Co. Ltd.	8,800	300,005
ARB Corp. Ltd.(a)	997	12,414
Bridgestone Corp.	32,500	1,169,742
CIE Automotive SA	3,217	70,624
Cie Generale des Etablissements Michelin SCA	7,800	907,616
Cie Plastic Omnium SA	720	18,112
CIR-Compagnie Industriali Riunite SpA(a)	197,250	243,512
Continental AG	4,650	530,463
Daikyonishikawa Corp.	37,500	262,260
Denso Corp.	25,300	1,060,226
Dometic Group AB(c)	16,230	148,010
Eagle Industry Co. Ltd.	20,200	184,323
Exedy Corp.	22,500	477,672
Faurecia SE	5,250	251,165
FCC Co. Ltd.	30,000	621,673
Freni Brembo SpA(a)	3,647	41,709
Futaba Industrial Co. Ltd.	34,800	214,801
Gestamp Automocion SA(b)	24,236	98,892
G-Tekt Corp.	24,400	358,622
GUD Holdings Ltd.(a)	4,852	39,043
Hella GmbH & Co. KGaA	3,825	180,491
HI-LEX Corp.	22,500	363,911
Ichikoh Industries Ltd.	17,400	110,932
Keihin Corp.	4,700	111,922
Koito Manufacturing Co. Ltd.	3,200	142,160
KYB Corp.*(a)	18,300	502,644
Linamar Corp.	35,969	1,185,776
Magna International, Inc.	12,900	654,388
Musashi Seimitsu Industry Co. Ltd.(a)	35,000	419,154
NGK Spark Plug Co. Ltd.	7,400	132,932
NHK Spring Co. Ltd.(a)	17,000	139,595
Nifco, Inc.	2,400	64,216
Nippon Seiki Co. Ltd.	45,100	672,849
NOK Corp.	15,200	208,117
Nokian Renkaat OYJ	6,330	170,532
Pacific Industrial Co. Ltd.	47,300	579,985
Piolax, Inc.	22,500	407,713
Pirelli & C SpA(b)	1,748	8,469
Press Kogyo Co. Ltd.	90,000	303,917
Schaeffler AG (Preference)	140,025	1,404,030
Showa Corp.	7,600	160,155
Stanley Electric Co. Ltd.	3,800	100,132
Sumitomo Electric Industries Ltd.	30,000	409,651
Sumitomo Riko Co. Ltd.	8,000	64,068
Sumitomo Rubber Industries Ltd.	9,300	104,253
Tachi-S Co. Ltd.	18,700	223,085
TI Fluid Systems plc(b)	167,025	521,809

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tokai Rika Co. Ltd.	10,700	187,078
Topre Corp.	45,000	702,081
Toyo Tire Corp.	4,600	58,696
Toyoda Gosei Co. Ltd.	7,700	179,100
Toyota Boshoku Corp.	2,700	39,908
Toyota Industries Corp.	8,900	492,688
TPR Co. Ltd.	31,100	523,092
TS Tech Co. Ltd.	8,600	243,595
Unipres Corp.(a)	30,000	391,659
Valeo SA	9,525	284,157
Yokohama Rubber Co. Ltd. (The)	8,000	139,429

		19,733,317

Automobiles - 2.4%
Bayerische Motoren Werke AG	14,050	1,001,787
Bayerische Motoren Werke AG (Preference)	4,812	268,766
Daimler AG (Registered)	42,995	1,991,885
Ferrari NV	3,150	532,352
Fiat Chrysler Automobiles NV	48,000	624,067
Honda Motor Co. Ltd.	92,400	2,413,474
Isuzu Motors Ltd.	33,400	336,820
Mazda Motor Corp.	19,700	169,763
Mitsubishi Motors Corp.(a)	9,700	36,962
Nissan Motor Co. Ltd.	97,900	541,505
Peugeot SA	23,427	483,149
Porsche Automobil Holding SE (Preference)	8,625	584,390
Renault SA	9,825	383,750
Subaru Corp.	28,600	728,293
Suzuki Motor Corp.	22,500	1,044,609
Toyota Motor Corp.	126,800	8,952,102
Trigano SA	6,825	648,567
Volkswagen AG	2,634	483,386
Volkswagen AG (Preference)	8,250	1,484,584
Yamaha Motor Co. Ltd.	17,300	329,129

		23,039,340

Banks - 11.1%
77 Bank Ltd. (The)	60,000	931,125
ABN AMRO Bank NV, CVA(b)	23,625	411,569
AIB Group plc	45,372	133,446
Aktia Bank OYJ	33,975	359,944
Aozora Bank Ltd.	12,300	336,141
Australia & New Zealand Banking Group Ltd.	133,323	2,298,267
Awa Bank Ltd. (The)	37,500	842,483
Banca Monte dei Paschi di Siena SpA*(a)	287,100	539,288
Banca Popolare di Sondrio SCPA	362,727	781,438
Banco Bilbao Vizcaya Argentaria SA	302,850	1,566,834
Banco BPM SpA*	115,425	236,641
Banco Comercial Portugues SA, Class R	771,628	163,926
Banco de Sabadell SA(a)	239,413	215,968
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	774,900	3,051,977
Bank Hapoalim BM	65,775	567,445

Investments	Shares	Value ($)
Bank Leumi Le-Israel BM	56,775	410,446
Bank of East Asia Ltd. (The)	36,467	79,087
Bank of Georgia Group plc	29,874	595,818
Bank of Ireland Group plc	43,583	213,190
Bank of Kyoto Ltd. (The)	2,600	106,749
Bank of Montreal(a)	29,475	2,249,376
Bank of Nagoya Ltd. (The)	15,000	444,942
Bank of Nova Scotia (The)	57,900	3,164,351
Bank of Okinawa Ltd. (The)	4,240	138,093
Bank of Queensland Ltd.(a)	38,381	196,560
Bank of the Ryukyus Ltd.	37,500	368,132
Bankia SA	53,716	97,715
Bankinter SA	21,280	138,052
Banque Cantonale de Geneve	480	101,529
Banque Cantonale Vaudoise (Registered)	186	155,635
Barclays plc	734,148	1,625,827
BAWAG Group AG(b)	4,500	195,088
Bendigo & Adelaide Bank Ltd.	9,158	63,822
Berner Kantonalbank AG (Registered)(a)	640	151,962
BNP Paribas SA	56,625	3,014,911
BPER Banca(a)	321,000	1,476,289
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	7,125	823,861
CaixaBank SA	198,300	580,156
Canadian Imperial Bank of Commerce	20,925	1,707,479
Canadian Western Bank	65,400	1,618,002
Chiba Bank Ltd. (The)	17,400	96,805
Collector AB*(a)	13,224	41,571
comdirect bank AG	7,483	115,268
Commerzbank AG	47,440	273,380
Commonwealth Bank of Australia	47,228	2,695,647
Concordia Financial Group Ltd.	43,121	166,699
Credit Agricole Atlantique Vendee	912	167,914
Credit Agricole SA	67,050	908,748
Credito Emiliano SpA	77,025	405,883
Dah Sing Banking Group Ltd.	204,640	261,700
Dah Sing Financial Holdings Ltd.	150,000	542,827
Daishi Hokuetsu Financial Group, Inc.	37,500	947,317
Danske Bank A/S	26,550	444,511
DBS Group Holdings Ltd.	80,529	1,496,828
DNB ASA	40,275	707,165
Erste Group Bank AG*	11,775	432,707
FIBI Holdings Ltd.	3,623	119,455
FinecoBank Banca Fineco SpA	6,110	71,604
Fukuoka Financial Group, Inc.	8,000	142,086
Graubuendner Kantonalbank	81	128,078
Gunma Bank Ltd. (The)	38,900	128,488
Hachijuni Bank Ltd. (The)	45,000	175,624
Hang Seng Bank Ltd.	22,500	458,409
Heartland Group Holdings Ltd.(a)	388,660	470,345
Hiroshima Bank Ltd. (The)(a)	32,000	147,327
Hokkoku Bank Ltd. (The)	18,500	553,029
Hokuhoku Financial Group, Inc.(a)	16,000	156,774
HSBC Holdings plc	995,343	7,239,953

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hyakugo Bank Ltd. (The)	210,000	643,262
Hyakujushi Bank Ltd. (The)	22,500	412,073
ING Groep NV	195,225	2,125,623
Intesa Sanpaolo SpA	726,150	1,806,998
Israel Discount Bank Ltd., Class A	67,593	308,323
Juroku Bank Ltd. (The)	24,300	511,850
Jyske Bank A/S (Registered)*	1,180	44,937
KBC Group NV	15,150	1,112,454
Keiyo Bank Ltd. (The)	107,300	580,134
Kiyo Bank Ltd. (The)(a)	47,200	689,372
Kyushu Financial Group, Inc.	7,600	32,396
Laurentian Bank of Canada(a)	36,600	1,188,590
Liberbank SA(a)	1,556,475	515,051
Liechtensteinische Landesbank AG	1,920	128,803
Lloyds Banking Group plc	3,482,175	2,606,776
Luzerner Kantonalbank AG (Registered)(a)	259	109,970
Mebuki Financial Group, Inc.	83,110	187,867
Mediobanca Banca di Credito Finanziario SpA	25,200	251,675
Mitsubishi UFJ Financial Group, Inc.	617,900	3,241,003
Mizrahi Tefahot Bank Ltd.	7,329	200,437
Mizuho Financial Group, Inc.	1,168,300	1,751,615
Musashino Bank Ltd. (The)	25,600	411,688
Nanto Bank Ltd. (The)	20,346	491,075
National Australia Bank Ltd.	73,821	1,277,987
National Bank of Canada	17,775	986,895
NIBC Holding NV(b)	13,604	124,678
Nishi-Nippon Financial Holdings, Inc.	120,000	811,551
Nordea Bank Abp	141,450	1,117,083
North Pacific Bank Ltd.	262,500	537,667
Ogaki Kyoritsu Bank Ltd. (The)	7,600	159,734
Oita Bank Ltd. (The)	16,600	391,471
Oversea-Chinese Banking Corp. Ltd.	118,772	942,414
Raiffeisen Bank International AG	10,275	234,567
Resona Holdings, Inc.	105,000	441,662
Ringkjoebing Landbobank A/S	1,100	81,725
Royal Bank of Canada	39,077	3,089,995
Royal Bank of Scotland Group plc	201,150	578,835
San-In Godo Bank Ltd. (The)	127,500	715,228
Sbanken ASA(b)	12,000	91,258
Senshu Ikeda Holdings, Inc.	240,000	445,080
Seven Bank Ltd.	48,600	147,076
Shiga Bank Ltd. (The)(a)	38,500	944,872
Shinsei Bank Ltd.	15,000	233,888
Shizuoka Bank Ltd. (The)	24,000	172,053
Skandinaviska Enskilda Banken AB, Class A	58,650	579,524
Skandinaviska Enskilda Banken AB, Class C	684	7,224
Societe Generale SA	35,400	1,146,505
Spar Nord Bank A/S	58,575	567,218
SpareBank 1 Nord Norge	84,300	706,021
Sparebank 1 Oestlandet	25,200	266,550
SpareBank 1 SMN	240	2,645
SpareBank 1 SR-Bank ASA	8,041	85,489

Investments	Shares	Value ($)
St Galler Kantonalbank AG (Registered)	110	52,351
Standard Chartered plc	136,575	1,136,009
Sumitomo Mitsui Financial Group, Inc.	65,300	2,340,040
Sumitomo Mitsui Trust Holdings, Inc.	21,400	806,165
Suruga Bank Ltd.*	205,100	821,271
Svenska Handelsbanken AB, Class A	30,620	300,779
Svenska Handelsbanken AB, Class B(a)	16,255	169,656
Swedbank AB, Class A	37,575	577,933
Sydbank A/S	50,025	1,089,024
TBC Bank Group plc	31,500	514,889
Toho Bank Ltd. (The)	45,600	107,284
TOMONY Holdings, Inc.	150,000	509,296
Toronto-Dominion Bank (The)	50,100	2,770,643
Unicaja Banco SA(b)	710,325	709,645
UniCredit SpA	108,075	1,447,046
Unione di Banche Italiane SpA(a)	79,049	237,051
United Overseas Bank Ltd.	39,726	746,845
Valiant Holding AG (Registered)	1,680	172,799
Van Lanschot Kempen NV, CVA*	33,225	705,470
Virgin Money UK plc*	62,652	135,651
Walliser Kantonalbank (Registered)(a)	960	110,986
Westpac Banking Corp.	88,799	1,493,296
Yamagata Bank Ltd. (The)	2,200	28,458
Yamaguchi Financial Group, Inc.	19,000	116,926

		104,988,086

Beverages - 1.2%
AG Barr plc	4,785	38,161
Anheuser-Busch InBev SA/NV	23,625	1,791,319
Asahi Group Holdings Ltd.	15,800	741,420
Britvic plc	15,276	186,366
C&C Group plc	20,320	95,893
Carlsberg A/S, Class B	2,925	427,862
Coca-Cola Amatil Ltd.	26,550	212,931
Coca-Cola Bottlers Japan Holdings, Inc.	3,354	89,525
Coca-Cola European Partners plc	7,500	394,575
Coca-Cola HBC AG, DI*	4,000	146,900
Cott Corp.(a)	2,631	40,284
Davide Campari-Milano SpA(a)	13,794	133,451
Diageo plc	63,975	2,538,389
Fevertree Drinks plc	3,795	68,835
Goldin Financial Holdings Ltd.*	1,560,000	319,438
Heineken Holding NV	2,550	251,223
Heineken NV	5,475	596,546
Ito En Ltd.	800	39,489
Kirin Holdings Co. Ltd.	27,238	606,280
Molson Coors Canada, Inc., Class B	7,986	455,109
Pernod Ricard SA	6,225	1,079,622
Remy Cointreau SA(a)	580	61,190
Royal Unibrew A/S	1,210	115,234
Sapporo Holdings Ltd.	1,800	44,259

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Suntory Beverage & Food Ltd.	3,000	128,570
Takara Holdings, Inc.	8,600	77,284
Treasury Wine Estates Ltd.	20,700	180,565

		10,860,720

Biotechnology - 0.5%
Abcam plc	10,049	184,658
Argenx SE*	546	78,721
Avita Medical Ltd.*	58,444	26,410
BioGaia AB, Class B	1,134	49,119
Clinuvel Pharmaceuticals Ltd.	1,368	25,368
CSL Ltd.	12,900	2,694,834
Galapagos NV*	1,575	352,748
Genmab A/S*	1,425	329,130
Genus plc	5,632	228,662
Grifols SA	9,450	317,317
Grifols SA (Preference), Class B	5,680	129,668
Hansa Biopharma AB*	2,660	19,829
HEALIOS KK*(a)	1,100	18,451
MorphoSys AG*	1,500	188,172
Opthea Ltd.*	6,840	15,752
PeptiDream, Inc.*	2,500	120,865
SanBio Co. Ltd.*(a)	2,200	46,483
Swedish Orphan Biovitrum AB*	6,345	113,324
Vitrolife AB	4,445	93,247

		5,032,758

Building Products - 0.8%
AGC, Inc.	7,500	259,838
Aica Kogyo Co. Ltd.	1,500	48,023
Assa Abloy AB, Class B	27,150	645,889
Belimo Holding AG (Registered)	21	147,193
Bunka Shutter Co. Ltd.	46,700	379,598
Central Glass Co. Ltd.	30,200	671,514
Cie de Saint-Gobain	23,850	904,851
Daikin Industries Ltd.	8,100	1,168,460
dormakaba Holding AG*(a)	212	133,207
Geberit AG (Registered)	825	435,575
GWA Group Ltd.(a)	17,760	42,564
James Halstead plc	4,686	35,209
Kingspan Group plc	4,481	276,349
Lindab International AB	3,680	41,692
LIXIL Group Corp.	4,400	74,534
Munters Group AB*(b)	24,688	128,580
Nibe Industrier AB, Class B	9,994	173,260
Nichias Corp.	6,500	159,104
Nippon Sheet Glass Co. Ltd.	75,000	416,571
Okabe Co. Ltd.(a)	34,900	278,530
Reliance Worldwide Corp. Ltd.(a)	52,795	159,046
Rockwool International A/S, Class A	220	47,306
Rockwool International A/S, Class B	402	93,833
Sanwa Holdings Corp.	9,800	105,428
Schweiter Technologies AG	56	69,329
Sekisui Jushi Corp.	3,600	80,712
Takara Standard Co. Ltd.	8,976	157,019
Takasago Thermal Engineering Co. Ltd.	9,100	161,035
Tarkett SA	23,363	323,377

Investments	Shares	Value ($)
TOTO Ltd.	3,900	162,822
Uponor OYJ	10,640	144,325

		7,924,773

Capital Markets - 2.9%
3i Group plc	53,325	776,386
Amundi SA(b)	1,440	116,893
Anima Holding SpA(b)	244,456	1,160,562
Ashmore Group plc	23,895	171,194
ASX Ltd.	3,561	204,230
AURELIUS Equity Opportunities SE & Co. KGaA	4,332	158,520
Avanza Bank Holding AB	6,589	64,532
Azimut Holding SpA	5,680	139,677
Banca Generali SpA	1,397	44,463
Bolsas y Mercados Espanoles SHMSF SA	3,245	125,864
Brederode SA	80	7,004
Brewin Dolphin Holdings plc	39,989	189,769
Brookfield Asset Management, Inc., Class A	26,550	1,625,662
Bure Equity AB	33,123	738,843
Burford Capital Ltd.	9,191	76,389
CI Financial Corp.	15,975	280,111
Close Brothers Group plc	11,700	218,389
Credit Suisse Group AG (Registered)*	120,876	1,530,925
Daiwa Securities Group, Inc.	75,000	386,885
Deutsche Bank AG (Registered)	44,025	404,164
Deutsche Boerse AG	5,627	916,980
EFG International AG*	6,000	37,203
Euronext NV(b)	1,650	143,265
Fairfax India Holdings Corp.*(b)	4,683	56,805
Flow Traders(b)	3,572	83,287
GAM Holding AG*	11,400	35,201
Gimv NV	2,736	168,581
GMO Financial Holdings, Inc.	15,200	79,937
Haitong International Securities Group Ltd.	1,875,000	545,725
Hargreaves Lansdown plc	5,061	115,082
Hong Kong Exchanges & Clearing Ltd.	34,658	1,155,133
IG Group Holdings plc	673	5,889
IGM Financial, Inc.	7,200	208,343
Intermediate Capital Group plc	12,675	291,057
Investec plc	30,336	167,633
IOOF Holdings Ltd.(a)	33,364	176,674
IP Group plc*	873,525	795,673
Jafco Co. Ltd.	22,800	968,713
Japan Exchange Group, Inc.	18,000	329,492
Julius Baer Group Ltd.*	4,160	208,334
Jupiter Fund Management plc	10,640	54,083
Kingston Financial Group Ltd.	152,000	17,226
Leonteq AG*(a)	6,750	251,957
London Stock Exchange Group plc	8,625	890,912
Macquarie Group Ltd.	9,825	952,202
Magellan Financial Group Ltd.(a)	2,640	118,889
Man Group plc	79,920	162,134
Monex Group, Inc.	157,500	383,632

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Natixis SA	22,024	93,308
Nomura Holdings, Inc.	138,800	725,215
Okasan Securities Group, Inc.	29,600	105,963
Partners Group Holding AG	525	481,642
Pendal Group Ltd.	6,964	41,352
Perpetual Ltd.(a)	6,536	186,835
Platinum Asset Management Ltd.(a)	31,440	99,765
Quilter plc(b)	136,500	306,158
Rathbone Brothers plc	2,584	67,171
Ratos AB, Class B(a)	182,850	643,100
Rothschild & Co.	5,396	145,310
Sanne Group plc	13,604	107,776
SBI Holdings, Inc.	10,800	256,884
Schroders plc	960	40,660
Schroders plc (Non-Voting)	4,377	143,667
Singapore Exchange Ltd.	7,600	48,443
Sparx Group Co. Ltd.	49,100	120,502
St James’s Place plc	12,553	189,302
Standard Life Aberdeen plc	89,925	357,395
TMX Group Ltd.	1,545	143,046
Tokai Tokyo Financial Holdings, Inc.(a)	202,500	618,420
TP ICAP plc	457,482	2,393,516
UBS Group AG (Registered)*	191,775	2,386,127
Value Partners Group Ltd.(a)	8,000	4,358
Vontobel Holding AG (Registered)(a)	339	23,656
Vostok New Ventures Ltd., SDR*(a)	6,421	44,967
VZ Holding AG	57	20,183

		27,535,225

Chemicals - 2.9%
ADEKA Corp.	4,200	62,272
Air Liquide SA	12,432	1,801,361
Air Water, Inc.	6,000	84,200
Akzo Nobel NV	5,670	535,982
Arkema SA	4,350	400,212
Asahi Kasei Corp.	60,000	629,976
BASF SE	26,550	1,796,845
Borregaard ASA	6,375	60,860
C Uyemura & Co. Ltd.	7,600	532,915
Chemtrade Logistics Income Fund(a)	25,169	178,508
Chr Hansen Holding A/S	2,700	201,318
Chugoku Marine Paints Ltd.	15,200	144,168
CI Takiron Corp.	45,000	288,970
Clariant AG (Registered)*	11,653	262,553
Corbion NV	3,198	110,715
Covestro AG(b)	6,075	256,838
Croda International plc	4,324	284,083
Daicel Corp.	15,700	151,952
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,500	203,857
DIC Corp.	2,899	78,155
Elementis plc	26,045	43,911
Elkem ASA(b)	28,160	70,936

Investments	Shares	Value ($)
EMS-Chemie Holding AG (Registered)	300	196,589
Evonik Industries AG	4,912	134,835
FUCHS PETROLUB SE	3,256	132,605
FUCHS PETROLUB SE (Preference)	1,923	85,243
Fuso Chemical Co. Ltd.(a)	1,100	31,665
Givaudan SA (Registered)	225	741,874
Hexpol AB	5,784	52,177
Incitec Pivot Ltd.	54,091	118,773
Israel Chemicals Ltd.	29,862	126,516
Israel Corp. Ltd. (The)*	243	42,315
JCU Corp.	8,000	232,135
Johnson Matthey plc	3,360	115,379
JSP Corp.	17,300	307,580
JSR Corp.	8,300	152,086
K+S AG (Registered)	9,758	95,162
Kaneka Corp.	4,400	138,635
Kansai Paint Co. Ltd.(a)	6,100	148,919
Kanto Denka Kogyo Co. Ltd.	32,400	308,500
Koninklijke DSM NV	4,837	591,248
Konishi Co. Ltd.	18,700	267,599
Kumiai Chemical Industry Co. Ltd.(a)	8,000	62,739
Kuraray Co. Ltd.	24,000	295,613
Kureha Corp.	15,000	858,052
LANXESS AG	3,675	221,226
Lenzing AG	485	38,376
Lintec Corp.	1,800	39,908
Methanex Corp.	4,028	130,688
Mitsubishi Chemical Holdings Corp.	83,200	614,107
Mitsubishi Gas Chemical Co., Inc.	16,000	249,481
Mitsui Chemicals, Inc.	15,400	348,821
Nihon Parkerizing Co. Ltd.	7,600	81,340
Nippon Kayaku Co. Ltd.	15,100	180,417
Nippon Paint Holdings Co. Ltd.	5,200	253,319
Nippon Shokubai Co. Ltd.	400	23,989
Nippon Soda Co. Ltd.	25,739	712,433
Nissan Chemical Corp.	3,800	160,751
Nitto Denko Corp.	3,300	188,467
NOF Corp.	2,000	66,891
Novozymes A/S, Class B	6,525	340,505
Nufarm Ltd.*(a)	45,220	167,407
Nutrien Ltd.	17,475	746,409
OCI NV*	1,318	22,785
Okamoto Industries, Inc.	600	21,285
Orica Ltd.	4,722	72,169
Osaka Soda Co. Ltd.(a)	15,800	428,000
Sakata INX Corp.	30,400	324,798
Sanyo Chemical Industries Ltd.	10,900	521,945
Shikoku Chemicals Corp.	7,600	85,617
Shin-Etsu Chemical Co. Ltd.	11,400	1,337,371
Shin-Etsu Polymer Co. Ltd.	22,900	200,086
Showa Denko KK(a)	9,200	227,061
Sika AG (Registered)	2,925	526,194
SOL SpA	3,009	32,679
Solvay SA	2,700	279,885
Sumitomo Bakelite Co. Ltd.	3,000	111,132

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sumitomo Chemical Co. Ltd.	63,000	274,355
Symrise AG	3,375	347,612
Synthomer plc(a)	250,185	1,114,044
T Hasegawa Co. Ltd.	900	18,775
Taiyo Holdings Co. Ltd.	900	38,820
Taiyo Nippon Sanso Corp.	7,200	160,561
Tayca Corp.	8,100	142,891
Teijin Ltd.	8,200	149,421
Tenma Corp.	8,100	147,599
Tessenderlo Group SA*	779	26,201
Toagosei Co. Ltd.	6,900	79,259
Tokai Carbon Co. Ltd.(a)	11,000	102,505
Tokuyama Corp.	10,100	264,370
Tokyo Ohka Kogyo Co. Ltd.(a)	700	29,935
Toray Industries, Inc.	67,500	451,640
Tosoh Corp.	13,800	200,280
Toyo Ink SC Holdings Co. Ltd.	1,600	36,581
Toyobo Co. Ltd.	67,500	944,134
Ube Industries Ltd.	9,400	193,750
Umicore SA(a)	5,527	254,617
Victrex plc	3,740	109,250
Wacker Chemie AG	1,696	122,394
Yara International ASA	5,850	212,859
Zeon Corp.	8,000	87,392

		27,681,613

Commercial Services & Supplies - 1.0%
Aggreko plc	3,648	37,076
Babcock International Group plc	14,064	109,159
Bell System24 Holdings, Inc.	5,600	79,930
Biffa plc(b)	179,381	666,817
Bilfinger SE	20,600	729,612
Boyd Group Services, Inc.	300	47,179
Brambles Ltd.	55,200	466,724
Bravida Holding AB(b)	12,702	115,836
Cleanaway Waste Management Ltd.(a)	114,173	155,924
Coor Service Management Holding AB(b)	16,960	155,019
Dai Nippon Printing Co. Ltd.	3,900	109,568
Daiseki Co. Ltd.(a)	2,500	68,852
Downer EDI Ltd.	42,450	210,579
Duskin Co. Ltd.	5,700	159,612
Edenred	5,326	287,972
Elis SA	6,055	118,166
Elis SA - XLON	4,520	88,360
G4S plc	107,850	277,796
HomeServe plc	11,489	194,156
Intrum AB	6,825	189,130
ISS A/S	3,956	96,035
Kokuyo Co. Ltd.	5,600	84,167
Lassila & Tikanoja OYJ	960	16,362
Loomis AB, Class B	2,271	82,324
Mitsubishi Pencil Co. Ltd.	1,800	26,821
Nippon Kanzai Co. Ltd.	1,300	23,317
Okamura Corp.	69,300	680,308
Park24 Co. Ltd.	2,200	55,921
PayPoint plc	3,648	48,040
Pilot Corp.	500	20,021

Investments	Shares	Value ($)
Prestige International, Inc.	4,000	37,016
Relia, Inc.	2,100	28,443
Rentokil Initial plc	54,900	337,964
Ritchie Bros Auctioneers, Inc.	4,230	178,693
Sato Holdings Corp.	1,100	31,817
Secom Co. Ltd.	5,400	483,925
Securitas AB, Class B	7,047	110,947
Serco Group plc*	57,046	118,888
SmartGroup Corp. Ltd.	918	4,148
Societe BIC SA(a)	1,944	131,307
Sohgo Security Services Co. Ltd.	2,900	152,779
SPIE SA	1,216	23,636
TOMRA Systems ASA	2,590	76,426
Toppan Printing Co. Ltd.	15,000	303,917
Transcontinental, Inc., Class A(a)	57,825	680,320
Waste Connections, Inc.	8,325	802,884

		8,903,893

Communications Equipment - 0.3%
Nokia OYJ	151,575	591,189
Spirent Communications plc	5,928	17,309
Telefonaktiebolaget LM Ericsson, Class A(a)	14,984	126,076
Telefonaktiebolaget LM Ericsson, Class B	68,411	537,712
VTech Holdings Ltd.	135,000	1,228,316

		2,500,602

Construction & Engineering - 2.6%
ACS Actividades de Construccion y Servicios SA	15,525	516,660
Aecon Group, Inc.	294	3,826
AF Gruppen ASA	2,860	53,366
Arcadis NV(a)	55,985	1,275,595
Ashtrom Group Ltd.	12,900	192,876
Badger Daylighting Ltd.(a)	2,812	73,418
Balfour Beatty plc	560,925	1,965,355
Boskalis Westminster	218	5,114
Bouygues SA	9,675	383,091
Chiyoda Corp.*(a)	116,500	335,360
Cie d’Entreprises CFE	282	30,782
CIMIC Group Ltd.	5,661	111,002
COMSYS Holdings Corp.	4,300	126,558
Dai-Dan Co. Ltd.(a)	22,600	558,614
Daiho Corp.	15,000	379,481
Eiffage SA	3,000	348,252
Elecnor SA	35,625	406,640
Electra Ltd.	160	84,444
Ferrovial SA	16,349	519,261
Fomento de Construcciones y Contratas SA	3,542	44,041
Galliford Try Holdings plc	82,470	162,220
Gold-Finance Holdings Ltd.*(b)(d)	89,827	833
Hazama Ando Corp.	22,500	188,080
HOCHTIEF AG	442	51,236
JDC Corp.	37,500	206,901
JGC Holdings Corp.	5,400	79,566
John Laing Group plc(b)	378,375	1,770,647
Kajima Corp.	18,500	239,987
Kandenko Co. Ltd.	3,000	28,814

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kinden Corp.	7,500	130,369
Koninklijke Volkerwessels NV	19,875	482,358
Kumagai Gumi Co. Ltd.	6,500	188,910
Kyowa Exeo Corp.	3,900	99,133
Kyudenko Corp.	2,100	61,807
Maeda Corp.(a)	8,100	79,068
Maeda Road Construction Co. Ltd.(a)	3,000	102,966
Maire Tecnimont SpA(a)	64,752	167,197
Mirait Holdings Corp.	13,700	208,056
Monadelphous Group Ltd.(a)	9,080	106,619
Morgan Sindall Group plc	33,975	820,477
NCC AB, Class B	246	4,594
Nippo Corp.	2,000	50,062
Nippon Densetsu Kogyo Co. Ltd.	1,700	36,750
Nippon Koei Co. Ltd.	7,500	251,188
Nippon Road Co. Ltd. (The)	5,300	363,814
Nishimatsu Construction Co. Ltd.	40,100	907,185
Obayashi Corp.	30,100	336,867
Okumura Corp.(a)	3,000	80,519
Peab AB, Class B	3,999	40,162
Penta-Ocean Construction Co. Ltd.	17,100	103,182
Raito Kogyo Co. Ltd.	7,600	108,617
Raiznext Corp.	22,500	266,965
Sacyr SA(a)	250,772	719,775
Sacyr SA, Placement Shares*(d)	5,451	15,646
Salini Impregilo SpA*(a)	194,325	315,059
Sanki Engineering Co. Ltd.	31,600	436,747
Shapir Engineering and Industry Ltd.	18,954	135,211
Shikun & Binui Ltd.	18,400	90,707
Shimizu Corp.	29,100	304,196
Shinnihon Corp.	23,500	199,908
SHO-BOND Holdings Co. Ltd.(a)	1,200	49,933
Skanska AB, Class B	14,175	327,953
SNC-Lavalin Group, Inc.	8,945	205,879
Sumitomo Densetsu Co. Ltd.	15,000	368,132
Sumitomo Mitsui Construction Co. Ltd.	129,140	739,917
Sweco AB, Class B	3,381	130,488
Taihei Dengyo Kaisha Ltd.(a)	15,200	322,975
Taikisha Ltd.	4,500	157,563
Taisei Corp.	11,000	447,571
Takamatsu Construction Group Co. Ltd.	13,300	325,920
Toda Corp.(a)	25,000	164,460
Toenec Corp.	7,500	273,677
Tokyu Construction Co. Ltd.	60,800	433,064
Totetsu Kogyo Co. Ltd.	1,800	53,559
Veidekke ASA	12,688	159,670
Vinci SA	13,275	1,474,078
WSP Global, Inc.(a)	1,210	86,046
YIT OYJ	139,500	994,812
Yokogawa Bridge Holdings Corp.	30,400	583,682
Yurtec Corp.	30,200	185,293

		24,840,806

Construction Materials - 0.6%
Adelaide Brighton Ltd.	8,796	21,434

Investments	Shares	Value ($)
Boral Ltd.	52,820	176,094
Breedon Group plc*	45,296	56,127
Brickworks Ltd.	9,360	124,757
Buzzi Unicem SpA	5,653	132,184
Buzzi Unicem SpA (Retirement Savings Plan)(a)	1,925	27,050
Cementir Holding NV	49,125	348,418
CRH plc	22,113	832,506
CSR Ltd.	61,350	199,604
Fletcher Building Ltd.(a)	17,649	63,390
HeidelbergCement AG	8,325	565,355
Ibstock plc(b)	9,600	36,825
Imerys SA	1,021	44,218
James Hardie Industries plc, CHDI	7,840	166,902
Krosaki Harima Corp.	2,700	163,168
LafargeHolcim Ltd. (Registered)*	15,188	773,219
Marshalls plc	3,724	38,756
Mitani Sekisan Co. Ltd.	7,600	271,717
Rhi Magnesita NV	21,889	921,599
Sumitomo Osaka Cement Co. Ltd.(a)	1,700	70,582
Taiheiyo Cement Corp.	7,600	209,239
Vicat SA	11,625	485,038
Wienerberger AG	3,846	109,196

		5,837,378

Consumer Finance - 0.4%
Acom Co. Ltd.	38,000	180,911
AEON Financial Service Co. Ltd.(a)	4,800	76,660
Aiful Corp.*(a)	247,500	687,341
Allied Properties HK Ltd.	1,578,000	295,688
B2Holding ASA(a)	136,192	114,432
Cembra Money Bank AG	1,672	195,727
Credit Corp. Group Ltd.(a)	6,029	143,040
Credit Saison Co. Ltd.	16,000	262,176
Hitachi Capital Corp.	9,600	265,719
Hong Leong Finance Ltd.	187,500	357,169
Jaccs Co. Ltd.	21,400	514,540
Provident Financial plc	19,760	121,252
Resurs Holding AB(b)	97,151	537,732
Sun Hung Kai & Co. Ltd.	105,996	47,504

		3,799,891

Containers & Packaging - 0.2%
BillerudKorsnas AB(a)	12,245	157,403
CCL Industries, Inc., Class B(a)	2,960	124,908
DS Smith plc	47,100	211,531
FP Corp.(a)	600	36,924
Fuji Seal International, Inc.	2,000	42,552
Huhtamaki OYJ	2,051	91,349
Intertape Polymer Group, Inc.(a)	11,856	145,046
Mayr Melnhof Karton AG	275	37,790
Orora Ltd.	44,370	95,645
Pack Corp. (The)	1,200	43,013
Pact Group Holdings Ltd.*(a)	132,450	244,726
Rengo Co. Ltd.	16,800	119,972
Smurfit Kappa Group plc	8,775	304,181
Toyo Seikan Group Holdings Ltd.	5,600	96,929
Vidrala SA	1,239	133,187

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Winpak Ltd.	3,658	133,757

		2,018,913

Distributors - 0.1%
Arata Corp.	11,000	462,287
Bapcor Ltd.	25,156	106,433
Doshisha Co. Ltd.	1,800	28,116
Inchcape plc	8,938	77,408
Jardine Cycle & Carriage Ltd.	9,922	212,412
PALTAC Corp.	800	38,456

		925,112

Diversified Consumer Services - 0.1%
AcadeMedia AB(a)(b)	48,825	293,802
Benesse Holdings, Inc.	2,000	55,635
G8 Education Ltd.(a)	28,720	36,819
IDP Education Ltd.	6,853	81,524
InvoCare Ltd.(a)	4,344	38,997

		506,777

Diversified Financial Services - 1.2%
Ackermans & van Haaren NV	784	125,546
Aker ASA, Class A	760	42,173
AMP Ltd.(a)	89,503	109,350
Banca Farmafactoring SpA(b)	74,175	456,214
Banca IFIS SpA	19,500	309,886
Banca Mediolanum SpA(a)	16,568	149,639
Banque Nationale de Belgique	115	298,217
Cerved Group SpA	10,505	103,087
Challenger Ltd.(a)	11,680	69,982
doValue SpA(a)(b)	3,680	48,122
ECN Capital Corp.(a)	189,933	804,223
Element Fleet Management Corp.(a)	32,325	310,650
Eurazeo SE	3,750	268,877
EXOR NV	4,800	354,482
FFP	978	104,047
Financial Products Group Co. Ltd.	52,500	498,431
First Pacific Co. Ltd.	1,950,000	615,269
Fuyo General Lease Co. Ltd.	700	44,563
GRENKE AG	495	49,343
Groupe Bruxelles Lambert SA	1,760	176,943
HAL Trust(a)	1,666	266,231
Industrivarden AB, Class A	8,268	200,038
Industrivarden AB, Class C	250	5,895
Investor AB, Class A	2,092	114,165
Investor AB, Class B	15,825	867,213
Japan Investment Adviser Co. Ltd.(a)	7,600	121,589
Japan Securities Finance Co. Ltd.	75,000	350,141
KBC Ancora	1,377	68,639
Kinnevik AB, Class B	3,304	79,801
L E Lundbergforetagen AB, Class B	1,348	58,543
M&G plc*	95,400	302,067
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,500	137,667
Mizuho Leasing Co. Ltd.	28,138	855,420
Onex Corp.	1,520	97,575
ORIX Corp.	61,500	1,054,269
Pargesa Holding SA	1,265	101,454

Investments	Shares	Value ($)
Plus500 Ltd.	84,375	991,220
Ricoh Leasing Co. Ltd.	7,500	284,057
Sofina SA(a)	330	75,518
SRH NV*‡(d)	2,857	—
Tokyo Century Corp.	600	31,333
Wendel SA	1,377	184,035
Zenkoku Hosho Co. Ltd.	1,600	69,604

		11,255,518

Diversified Telecommunication Services - 1.4%
ARTERIA Networks Corp.*	7,600	134,210
BCE, Inc.	6,225	293,517
Bezeq The Israeli Telecommunication Corp. Ltd.*	3,283	2,549
BT Group plc	385,650	818,059
Cellnex Telecom SA(b)	6,962	346,571
Chorus Ltd.	38,130	161,133
Deutsche Telekom AG (Registered)	88,500	1,432,494
Elisa OYJ	4,914	295,919
Euskaltel SA(b)	14,896	140,316
Gamma Communications plc	1,701	31,392
HKBN Ltd.(a)	51,500	89,538
HKT Trust & HKT Ltd.	158,400	237,450
Iliad SA(a)	1,200	157,852
Infrastrutture Wireless Italiane SpA(b)	5,179	53,807
Internet Initiative Japan, Inc.	2,300	64,935
Koninklijke KPN NV	130,125	365,270
Masmovil Ibercom SA*	1,672	35,020
Nippon Telegraph & Telephone Corp.	61,000	1,568,266
Orange SA(a)	98,100	1,392,088
PCCW Ltd.	206,035	121,792
Proximus SADP	7,575	215,909
Singapore Telecommunications Ltd.	187,500	453,330
Spark New Zealand Ltd.	69,535	209,698
Sunrise Communications Group AG*(b)	2,128	175,853
Swisscom AG (Registered)	600	329,473
TalkTalk Telecom Group plc	112,101	175,109
Telecom Italia SpA*	302,328	163,097
Telecom Italia SpA (Retirement Savings Plan)	353,854	186,267
Telefonica Deutschland Holding AG	14,053	42,562
Telefonica SA	206,648	1,399,006
Telekom Austria AG	1,426	11,457
Telenor ASA	21,375	387,138
Telia Co. AB	84,825	363,021
Telstra Corp. Ltd.	76,425	196,465
TELUS Corp.	7,969	319,652
United Internet AG (Registered)	4,866	158,000
Vocus Group Ltd.*(a)	70,640	160,313

		12,688,528

Electric Utilities - 1.6%
Acciona SA(a)	1,497	169,879
AusNet Services	131,690	156,043
BKW AG	1,400	130,209

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Chubu Electric Power Co., Inc.	29,900	410,492
Chugoku Electric Power Co., Inc. (The)(a)	4,206	55,764
CK Infrastructure Holdings Ltd.	24,000	168,450
CLP Holdings Ltd.	60,000	627,053
Contact Energy Ltd.	20,140	96,970
EDP - Energias de Portugal SA	127,425	638,845
Electricite de France SA(a)	14,075	173,995
Elia System Operator SA/NV	1,224	118,010
Emera, Inc.(a)	5,016	223,616
Endesa SA	5,284	145,046
Enel SpA	358,307	3,119,031
EVN AG	2,240	44,186
Fortis, Inc.	10,350	451,705
Fortum OYJ	10,425	252,548
Genesis Energy Ltd.	13,838	28,209
HK Electric Investments & HK Electric Investments Ltd.(b)	174,000	173,890
Hokkaido Electric Power Co., Inc.(a)	145,000	688,979
Hokuriku Electric Power Co.*	15,000	113,069
Hydro One Ltd.(b)	13,275	270,007
Iberdrola SA	165,917	1,814,789
Iberdrola SA, Placement Shares*(d)	3,072	33,601
Infratil Ltd.	42,865	150,351
Kansai Electric Power Co., Inc. (The)	41,600	471,327
Kyushu Electric Power Co., Inc.(a)	30,000	249,112
Mercury NZ Ltd.	17,270	58,564
Okinawa Electric Power Co., Inc. (The)(a)	41,115	766,651
Orsted A/S(b)	5,250	573,009
Power Assets Holdings Ltd.	53,500	387,906
Red Electrica Corp. SA	9,621	192,289
Romande Energie Holding SA (Registered)	76	100,078
Shikoku Electric Power Co., Inc.(a)	8,600	73,793
Spark Infrastructure Group	1,230	1,812
SSE plc	33,525	666,646
Terna Rete Elettrica Nazionale SpA	53,400	372,584
Tohoku Electric Power Co., Inc.	22,500	213,406
Tokyo Electric Power Co. Holdings, Inc.*	45,000	180,606
Trustpower Ltd.(a)	22,508	109,245
Verbund AG	3,625	191,702

		14,863,467

Electrical Equipment - 1.1%
ABB Ltd. (Registered)	49,016	1,144,020
Ballard Power Systems, Inc.*	1,824	17,970
Fagerhult AB	4,207	25,970
Fuji Electric Co. Ltd.	4,800	145,703
Fujikura Ltd.(a)	4,700	17,823
Futaba Corp.	3,400	40,686
Huber + Suhner AG (Registered)	867	64,725
Johnson Electric Holdings Ltd.	300,000	668,392
Legrand SA	8,475	679,980
Mabuchi Motor Co. Ltd.(a)	2,000	74,826
Melrose Industries plc	147,150	452,345

Investments	Shares	Value ($)
Mitsubishi Electric Corp.	69,400	989,279
NEL ASA*	12,540	12,482
Nexans SA	20,550	1,002,718
Nidec Corp.	7,555	978,661
Nippon Carbon Co. Ltd.(a)	7,600	266,107
Nissin Electric Co. Ltd.(a)	7,600	92,839
Nitto Kogyo Corp.	8,200	174,236
Nordex SE*	3,040	39,720
OSRAM Licht AG	4,127	206,953
Prysmian SpA	9,304	207,039
Schneider Electric SE	16,125	1,617,568
Siemens Gamesa Renewable Energy SA	8,096	129,241
Signify NV(b)	8,325	277,880
Somfy SA	275	27,733
TKH Group NV, CVA	2,194	116,318
Ushio, Inc.	5,900	88,240
Vestas Wind Systems A/S	6,450	643,532

		10,202,986

Electronic Equipment, Instruments & Components - 1.8%
Alps Alpine Co. Ltd.	11,748	217,000
ALSO Holding AG (Registered)*	968	157,979
Amano Corp.	2,600	76,643
Anritsu Corp.(a)	6,200	122,930
Azbil Corp.	3,000	82,567
Barco NV	440	109,468
Canon Electronics, Inc.	13,200	254,659
Canon Marketing Japan, Inc.	3,700	89,884
Carel Industries SpA(a)(b)	7,904	102,483
Celestica, Inc.*	85,125	771,084
Citizen Watch Co. Ltd.	32,000	158,251
Comet Holding AG (Registered)*	1,120	143,302
CONEXIO Corp.	17,200	254,386
Daiwabo Holdings Co. Ltd.	15,000	851,133
Datalogic SpA	535	9,273
Electrocomponents plc	22,651	197,903
Evertz Technologies Ltd.	1,712	22,433
FIH Mobile Ltd.*(a)	684,000	107,468
Fingerprint Cards AB, Class B*(a)	10,108	17,922
Halma plc	13,875	385,371
Hamamatsu Photonics KK	3,400	147,437
Hexagon AB, Class B	6,525	355,540
Hirose Electric Co. Ltd.	782	99,207
Hitachi High-Technologies Corp.	1,700	124,224
Hitachi Ltd.	44,200	1,725,017
Horiba Ltd.	800	51,077
Hosiden Corp.	45,000	506,113
Inficon Holding AG (Registered)	110	84,743
Ingenico Group SA	827	96,414
Iriso Electronics Co. Ltd.	1,200	46,556
Japan Aviation Electronics Industry Ltd.	2,044	37,227
Japan Display, Inc.*(a)	72,000	46,501
Jenoptik AG	2,585	71,388
Kaga Electronics Co. Ltd.	10,300	218,573
Keyence Corp.	5,400	1,861,863
Koa Corp.	8,100	88,410
Kyocera Corp.	11,100	744,950

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Lagercrantz Group AB, Class B	1,944	31,665
Landis+Gyr Group AG*	1,672	153,426
LEM Holding SA (Registered)	27	40,873
Macnica Fuji Electronics Holdings, Inc.	37,600	577,261
Meiko Electronics Co. Ltd.	15,200	252,293
Murata Manufacturing Co. Ltd.	18,200	1,062,597
Mycronic AB	3,001	58,441
Nichicon Corp.	7,600	70,471
Nippon Ceramic Co. Ltd.	900	20,377
Nippon Signal Co. Ltd.	39,000	500,881
Nohmi Bosai Ltd.	2,500	56,834
Oki Electric Industry Co. Ltd.	67,500	856,945
Omron Corp.	7,800	461,300
Optex Group Co. Ltd.(a)	1,000	13,517
Renishaw plc	1,617	84,750
Restar Holdings Corp.	22,500	389,030
Shimadzu Corp.	7,000	201,504
Siix Corp.	2,028	24,212
Smart Metering Systems plc	19,920	135,100
Spectris plc	3,026	105,546
Taiyo Yuden Co. Ltd.	2,500	74,964
Tamura Corp.	8,000	48,272
TDK Corp.	4,300	470,923
Topcon Corp.(a)	2,200	31,360
V Technology Co. Ltd.(a)	6,400	293,472
Venture Corp. Ltd.	17,300	206,982
VSTECS Holdings Ltd.(a)	604,000	294,031
Yokogawa Electric Corp.	8,000	142,898

		17,097,304

Energy Equipment & Services - 0.5%
Borr Drilling Ltd.*(a)	67,962	355,522
BW Offshore Ltd.*(a)	18,696	103,137
CGG SA*	52,560	148,297
Enerflex Ltd.	63,290	484,288
Fugro NV, CVA*	3,648	38,406
Hunting plc	21,556	87,007
John Wood Group plc(a)	37,276	184,903
Ocean Yield ASA(a)	30,348	152,105
Odfjell Drilling Ltd.*	57,095	151,505
Pason Systems, Inc.	2,356	23,515
Petrofac Ltd.	223,950	1,030,876
PGS ASA*(a)	62,000	119,523
Saipem SpA*	36,891	153,228
SBM Offshore NV	9,020	155,287
ShawCor Ltd.	1,520	12,091
Subsea 7 SA	16,154	173,811
TechnipFMC plc	15,806	260,957
Tecnicas Reunidas SA*(a)	5,852	142,674
Tenaris SA	6,336	65,497
TGS NOPEC Geophysical Co. ASA	1,140	29,076
Vallourec SA*(a)	234,825	595,934
Worley Ltd.(a)	15,811	161,310

		4,628,949

Entertainment - 0.5%
Akatsuki, Inc.(a)	7,500	348,757
Avex, Inc.	30,000	336,855

Investments	Shares	Value ($)
Bollore SA	12,858	52,352
Capcom Co. Ltd.	2,600	74,604
Cineplex, Inc.	6,480	165,460
Cineworld Group plc(a)	64,575	150,923
CTS Eventim AG & Co. KGaA	1,375	85,712
Daiichikosho Co. Ltd.	1,100	54,297
DeNA Co. Ltd.	4,000	66,245
EVENT Hospitality and Entertainment Ltd.	2,282	19,631
IGG, Inc.(a)	525,000	369,837
Kinepolis Group NV	1,030	63,464
Koei Tecmo Holdings Co. Ltd.(a)	1,728	46,092
Konami Holdings Corp.	2,200	86,064
Modern Times Group MTG AB, Class B*(a)	55,826	556,137
Nexon Co. Ltd.*	9,800	134,271
Nintendo Co. Ltd.	3,500	1,316,557
Paradox Interactive AB	952	15,013
Shochiku Co. Ltd.(a)	300	41,187
Square Enix Holdings Co. Ltd.	1,800	89,348
Toei Animation Co. Ltd.(a)	900	43,429
Toho Co. Ltd.	4,100	153,015
Ubisoft Entertainment SA*	2,066	157,154
Vivendi SA	25,575	701,753

		5,128,157

Equity Real Estate Investment Trusts (REITs) - 2.7%
Abacus Property Group	55,680	141,272
Activia Properties, Inc.	15	79,854
Advance Residence Investment Corp.	41	129,183
Aedifica SA	1,526	206,316
AEON REIT Investment Corp.(a)	29	39,546
ALE Property Group	9,405	35,448
Allied Properties REIT	4,180	174,526
alstria office REIT-AG	6,756	134,092
Altarea SCA	129	29,592
Argosy Property Ltd.	64,665	59,843
Artis REIT(a)	64,425	574,323
Ascendas REIT	130,580	301,361
Ascott Residence Trust	55,364	51,109
Assura plc	57,957	59,438
Aventus Group(a)	74,632	149,388
Befimmo SA	657	40,409
Big Yellow Group plc	15,675	243,614
British Land Co. plc (The)	16,528	120,832
BWP Trust	48,706	134,012
Canadian Apartment Properties REIT(a)	4,788	204,908
CapitaLand Commercial Trust	15,200	22,941
CapitaLand Mall Trust	26,100	48,188
CapitaLand Retail China Trust	107,933	122,570
CDL Hospitality Trusts	36,800	42,060
Champion REIT	132,000	79,558
Charter Hall Group	16,271	140,079
Charter Hall Long Wale REIT(a)	3,602	13,697
Charter Hall Retail REIT(a)	45,600	143,782
Charter Hall Social Infrastructure REIT(a)	52,383	122,036

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Choice Properties REIT(a)	13,768	152,197
Cofinimmo SA	491	78,245
Comforia Residential REIT, Inc.(a)	34	111,990
Cominar REIT(a)	61,650	679,173
Covivio	1,874	222,629
Cromwell Property Group(a)	173,392	142,195
Daiwa House REIT Investment Corp.	42	112,183
Derwent London plc	4,725	255,991
Dexus	38,400	326,992
Dream Industrial REIT(a)	42,300	447,132
Dream Office REIT(a)	5,961	146,709
ESR-REIT	72,000	28,749
Eurocommercial Properties NV, CVA	31,650	791,281
Far East Hospitality Trust	53,976	26,891
First Capital REIT	10,800	176,958
Fortune REIT	48,000	54,893
Frasers Centrepoint Trust	25,775	54,386
Frasers Commercial Trust	24,460	29,211
Frasers Hospitality Trust	39,200	19,817
Frasers Logistics & Industrial Trust(b)	125,180	111,891
Frontier Real Estate Investment Corp.	12	50,210
Fukuoka REIT Corp.	26	45,027
GCP Student Living plc	288,000	764,978
GDI Property Group	9,440	9,764
Gecina SA	1,725	325,744
Global One Real Estate Investment Corp.	48	64,171
GLP J-REIT	74	99,204
Goodman Group	51,225	510,617
Goodman Property Trust	19,085	28,654
GPT Group (The)	70,575	283,479
Granite REIT(a)	2,800	151,395
Growthpoint Properties Australia Ltd.	19,121	55,938
Hamborner REIT AG	6,058	67,873
Hammerson plc(a)	28,983	89,171
Hankyu Hanshin REIT, Inc.	26	41,836
Heiwa Real Estate REIT, Inc.	152	204,611
Hibernia REIT plc	105,564	160,505
Hoshino Resorts REIT, Inc.	24	123,560
Hulic Reit, Inc.	23	42,632
ICADE	1,748	195,263
Ichigo Office REIT Investment	108	116,883
Industrial & Infrastructure Fund Investment Corp.(a)	94	144,662
Inmobiliaria Colonial Socimi SA	12,081	161,863
InterRent REIT(a)	1,947	24,762
Intu Properties plc*(a)	763,425	171,582
Invincible Investment Corp.	121	61,290
Japan Hotel REIT Investment Corp.	77	51,933
Japan Logistics Fund, Inc.	19	51,433
Japan Prime Realty Investment Corp.	25	115,560
Japan Real Estate Investment Corp.	24	175,153

Investments	Shares	Value ($)
Japan Rental Housing Investments, Inc.	26	25,836
Japan Retail Fund Investment Corp.	52	111,163
Kenedix Office Investment Corp.	9	72,243
Kenedix Residential Next Investment Corp.	34	67,508
Kenedix Retail REIT Corp.	31	76,796
Keppel DC REIT	98,800	163,593
Keppel Pacific Oak US REIT(b)	442,500	349,575
Keppel REIT	80,733	71,571
Killam Apartment REIT(a)	9,680	147,555
Kiwi Property Group Ltd.	3,973	4,024
Klepierre SA	7,362	250,713
Land Securities Group plc	13,636	168,605
Lar Espana Real Estate Socimi SA	38,850	287,598
LaSalle Logiport REIT	129	208,285
Link REIT	57,301	582,980
LondonMetric Property plc(a)	83,700	251,339
LXI REIT plc(b)	357,750	641,357
Mapletree Commercial Trust	34,368	59,173
Mapletree Industrial Trust	33,416	68,061
Mapletree Logistics Trust	73,207	98,689
Mapletree North Asia Commercial Trust(b)	49,500	43,157
MCUBS MidCity Investment Corp.	100	117,636
Mercialys SA	19,650	247,812
Merlin Properties Socimi SA	10,940	155,184
Mirai Corp.	304	171,655
Mirvac Group	134,775	306,765
Mitsubishi Estate Logistics REIT Investment Corp.	225	825,183
Mori Hills REIT Investment Corp.(a)	58	97,233
Mori Trust Hotel Reit, Inc.	225	307,238
National Storage REIT(a)	70,798	101,901
NewRiver REIT plc	218,775	542,172
Nippon Accommodations Fund, Inc.(a)	8	53,070
Nippon Building Fund, Inc.	40	324,030
Nippon Prologis REIT, Inc.	41	118,024
NIPPON REIT Investment Corp.	33	154,671
Nomura Real Estate Master Fund, Inc.	157	276,381
Northview Apartment REIT(a)	20,700	480,660
One REIT, Inc.(a)	14	48,761
Orix JREIT, Inc.	134	283,491
OUE Commercial REIT	82,177	32,813
Parkway Life REIT	12,500	32,786
Precinct Properties New Zealand Ltd.	22,735	27,660
Premier Investment Corp.	90	133,192
Primary Health Properties plc	110,440	229,146
Property for Industry Ltd.	51,499	83,152
Regal REIT	421,000	100,304
Reit 1 Ltd.	20,368	125,098
Retail Estates NV	694	63,681
Safestore Holdings plc	12,195	129,407
Scentre Group	120,900	312,415
Secure Income REIT plc	14,030	87,108

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Segro plc	38,400	460,936
Sekisui House Reit, Inc.	55	47,193
Shaftesbury plc	4,480	53,091
Shopping Centres Australasia Property Group	100,734	194,891
Societe Fonciere Lyonnaise SA	972	84,235
SPH REIT	44,800	34,792
Star Asia Investment Corp.(a)	78	82,545
Starhill Global REIT	72,900	39,257
Stockland	71,650	235,993
Summit Industrial Income REIT	42,675	416,570
Sunlight REIT	55,000	34,991
Suntec REIT	134,000	180,643
Tokyu REIT, Inc.(a)	40	78,240
Tritax Big Box REIT plc	97,964	180,403
Unibail-Rodamco-Westfield(a)	3,150	427,976
Unibail-Rodamco-Westfield, CHDI	5	34
UNITE Group plc (The)	9,194	154,160
United Urban Investment Corp.	84	150,585
Vicinity Centres	33,192	56,440
Vital Healthcare Property Trust(a)	44,355	79,798
Warehouses De Pauw CVA, CVA	5,957	170,254
Wereldhave NV	27,600	507,733
Workspace Group plc	8,954	143,526

		25,535,979

Food & Staples Retailing - 1.4%
Aeon Co. Ltd.(a)	31,413	653,127
Ain Holdings, Inc.	800	49,306
Alimentation Couche-Tard, Inc.	608	20,407
Alimentation Couche-Tard, Inc., Class B(a)	21,150	707,319
Arcs Co. Ltd.(a)	40,318	723,890
Axfood AB	3,184	66,001
Belc Co. Ltd.	800	43,253
Carrefour SA	10,046	170,390
Casino Guichard Perrachon SA(a)	3,920	159,256
Cawachi Ltd.	8,000	158,029
Coles Group Ltd.	24,675	273,384
Colruyt SA	1,990	99,570
Cosmos Pharmaceutical Corp.	100	22,162
Create SD Holdings Co. Ltd.	2,000	50,671
Daikokutenbussan Co. Ltd.	400	13,212
Dairy Farm International Holdings Ltd.	7,600	39,140
Distribuidora Internacional de Alimentacion SA*(a)	1,636,425	185,157
Empire Co. Ltd., Class A	1,666	38,672
FamilyMart Co. Ltd.(a)	10,548	234,346
George Weston Ltd.	1,920	154,828
Heiwado Co. Ltd.	31,200	552,984
ICA Gruppen AB	4,319	189,901
Inageya Co. Ltd.	2,398	32,546
Itochu-Shokuhin Co. Ltd.	400	18,527
J Sainsbury plc(a)	99,225	264,736
Jeronimo Martins SGPS SA	988	17,020
Kato Sangyo Co. Ltd.	1,400	44,499
Kesko OYJ, Class A	562	35,500
Kesko OYJ, Class B	2,318	156,800

Investments	Shares	Value ($)
Kobe Bussan Co. Ltd.	1,600	62,001
Koninklijke Ahold Delhaize NV	60,675	1,492,729
Kusuri no Aoki Holdings Co. Ltd.	600	36,647
Life Corp.	22,500	543,895
Loblaw Cos. Ltd.	4,500	235,590
MARR SpA	1,155	24,704
Matsumotokiyoshi Holdings Co. Ltd.	3,600	146,312
Maxvalu Tokai Co. Ltd.	7,600	162,329
Metcash Ltd.(a)	97,660	171,292
METRO AG	12,300	171,681
Metro, Inc.(a)	9,225	376,310
Nihon Chouzai Co. Ltd.	3,400	120,616
North West Co., Inc. (The)	95	1,980
Olam International Ltd.	35,100	46,289
Qol Holdings Co. Ltd.	1,500	20,012
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	14,051
Seven & i Holdings Co. Ltd.	22,800	887,093
Sheng Siong Group Ltd.	51,500	46,410
Shufersal Ltd.	3,578	22,422
Sligro Food Group NV	1,155	33,023
Sonae SGPS SA	76,391	71,069
Sugi Holdings Co. Ltd.	800	40,522
Sundrug Co. Ltd.	1,600	55,063
Tesco plc	237,525	773,057
Tsuruha Holdings, Inc.	900	111,519
United Super Markets Holdings, Inc.(a)	2,000	18,047
Valor Holdings Co. Ltd.	32,800	583,158
Welcia Holdings Co. Ltd.(a)	1,800	100,143
Wm Morrison Supermarkets plc(a)	95,325	228,634
Woolworths Group Ltd.	32,850	920,122
Yaoko Co. Ltd.(a)	1,800	93,334
Yokohama Reito Co. Ltd.	37,600	331,994

		13,116,681

Food Products - 2.6%
a2 Milk Co. Ltd.*	17,120	166,188
AAK AB	5,004	93,994
Agrana Beteiligungs AG	4,821	102,579
Ajinomoto Co., Inc.	21,100	351,391
Ariake Japan Co. Ltd.	800	55,432
Aryzta AG*(a)	787,905	794,073
Associated British Foods plc	7,050	244,042
Austevoll Seafood ASA	8,913	87,072
Bakkafrost P/F	2,250	160,125
Bakkavor Group plc(b)	105,818	189,426
Barry Callebaut AG (Registered)	38	84,160
Bega Cheese Ltd.(a)	7,095	20,804
Bell Food Group AG (Registered)*	320	83,446
Bonduelle SCA(a)	13,770	328,088
Bumitama Agri Ltd.	121,600	60,582
Calbee, Inc.	3,200	105,992
Chocoladefabriken Lindt & Spruengli AG	43	360,470
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	559,282
Costa Group Holdings Ltd.(a)	13,860	25,609

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Cranswick plc	2,319	109,193
Danone SA	16,514	1,324,979
DyDo Group Holdings, Inc.(a)	500	19,006
Ebro Foods SA	4,297	88,905
Elders Ltd.	96,525	479,470
Emmi AG (Registered)	41	39,748
First Resources Ltd.	24,300	30,266
Freedom Foods Group Ltd.(a)	4,368	14,124
Fuji Oil Holdings, Inc.(a)	3,400	89,341
Fujicco Co. Ltd.	2,000	35,558
Fujiya Co. Ltd.	400	8,067
Glanbia plc	7,586	88,524
Golden Agri-Resources Ltd.	220,400	33,910
GrainCorp Ltd., Class A*	10,837	60,941
Greencore Group plc	27,840	90,132
Grieg Seafood ASA	8,400	128,855
House Foods Group, Inc.	2,400	77,169
Inghams Group Ltd.(a)	43,760	103,705
Itoham Yonekyu Holdings, Inc.	6,500	41,500
Japfa Ltd.	409,420	164,980
J-Oil Mills, Inc.	7,500	285,095
Kagome Co. Ltd.	900	22,478
Kameda Seika Co. Ltd.	900	40,522
Kerry Group plc, Class A	4,650	594,156
Kikkoman Corp.	4,000	198,182
Kotobuki Spirits Co. Ltd.	1,000	66,891
LDC SA(a)	2,943	329,405
Leroy Seafood Group ASA	18,318	118,917
Lotus Bakeries NV	13	39,330
Maple Leaf Foods, Inc.	1,946	38,139
Maruha Nichiro Corp.	4,400	106,727
Mehadrin Ltd.*	1	23
MEIJI Holdings Co. Ltd.	3,800	270,665
Mitsui Sugar Co. Ltd.	14,300	283,665
Morinaga & Co. Ltd.	1,100	53,485
Morinaga Milk Industry Co. Ltd.	1,200	46,446
Mowi ASA	16,125	385,203
Nestle SA (Registered)	82,800	9,132,940
Nichirei Corp.	3,500	85,704
Nippon Flour Mills Co. Ltd.	7,000	107,146
Nippon Suisan Kaisha Ltd.	16,000	88,868
Nisshin Oillio Group Ltd. (The)	1,100	37,348
Nisshin Seifun Group, Inc.	7,090	122,849
Nissin Foods Holdings Co. Ltd.	1,500	114,315
Norway Royal Salmon ASA	4,790	122,325
Orkla ASA	23,501	226,908
Premium Brands Holdings Corp.	1,100	81,052
Riken Vitamin Co. Ltd.	15,900	576,528
S Foods, Inc.	12,000	292,623
S&B Foods, Inc.	7,500	290,977
Sakata Seed Corp.	2,800	90,806
Salmar ASA	3,504	171,707
Saputo, Inc.	4,455	136,963
Savencia SA	2,925	200,972
Scandi Standard AB	39,525	303,860
Schouw & Co. A/S	1,160	95,042
Showa Sangyo Co. Ltd.(a)	21,800	606,422
Strauss Group Ltd.	952	28,048
Suedzucker AG	7,738	131,030

Investments	Shares	Value ($)
Synlait Milk Ltd.*(a)	1,760	10,000
Tassal Group Ltd.	37,680	108,719
Tate & Lyle plc	3,262	34,090
Toyo Suisan Kaisha Ltd.	2,800	118,836
Vilmorin & Cie SA	6,273	303,791
Viscofan SA	825	43,958
Vitasoy International Holdings Ltd.(a)	16,000	58,211
WH Group Ltd.(b)	262,500	252,193
Wilmar International Ltd.	127,500	365,247
Yakult Honsha Co. Ltd.	4,300	220,187
Yamazaki Baking Co. Ltd.	2,900	55,867

		24,395,989

Gas Utilities - 0.5%
AltaGas Ltd.(a)	11,723	188,891
APA Group	27,825	211,049
Enagas SA	6,899	185,938
Hong Kong & China Gas Co. Ltd.	292,848	564,206
Italgas SpA	27,181	180,611
Naturgy Energy Group SA	13,200	348,152
Nippon Gas Co. Ltd.	2,000	64,216
Osaka Gas Co. Ltd.	11,700	200,460
Rubis SCA	3,937	243,673
Saibu Gas Co. Ltd.	26,100	567,585
Shizuoka Gas Co. Ltd.	45,000	369,931
Snam SpA	40,346	216,269
Superior Plus Corp.(a)	128,111	1,118,810
Toho Gas Co. Ltd.	2,000	78,332
Tokyo Gas Co. Ltd.	7,600	168,850

		4,706,973

Health Care Equipment & Supplies - 1.1%
Alcon, Inc.*	13,350	788,168
Ambu A/S, Class B(a)	7,930	145,233
Ansell Ltd.	6,098	130,797
Arjo AB, Class B	4,131	19,784
Asahi Intecc Co. Ltd.	10,700	300,609
BioMerieux	825	81,781
Carl Zeiss Meditec AG	715	87,556
Cochlear Ltd.	1,216	196,243
Coloplast A/S, Class B	3,675	463,779
ConvaTec Group plc(b)	5,396	14,795
CYBERDYNE, Inc.*(a)	24,300	118,826
Demant A/S*	2,796	90,804
DiaSorin SpA(a)	869	106,896
Draegerwerk AG & Co. KGaA (Preference)	1,280	74,613
Eiken Chemical Co. Ltd.	1,600	32,403
Elekta AB, Class B(a)	6,069	69,514
Fisher & Paykel Healthcare Corp. Ltd.	12,815	193,232
Fukuda Denshi Co. Ltd.	7,500	511,372
Getinge AB, Class B	608	10,380
GN Store Nord A/S	3,824	189,914
Hogy Medical Co. Ltd.	1,200	41,796
Hoya Corp.	10,300	1,007,335
Koninklijke Philips NV	26,925	1,235,305
Mani, Inc.	3,900	99,780
Menicon Co. Ltd.	1,600	72,630

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nagaileben Co. Ltd.	1,500	32,883
Nakanishi, Inc.	5,100	91,850
Nanosonics Ltd.*(a)	26,752	124,289
Nihon Kohden Corp.	2,300	68,437
Nikkiso Co. Ltd.	52,900	676,960
Nipro Corp.	5,200	60,019
Olympus Corp.	34,400	566,377
Paramount Bed Holdings Co. Ltd.	800	33,842
PolyNovo Ltd.*(a)	11,324	21,226
Sartorius AG (Preference)	1,315	306,904
Sectra AB, Class B*	1,654	67,954
Siemens Healthineers AG(b)	3,645	171,593
Smith & Nephew plc	26,325	633,825
Sonova Holding AG (Registered)	1,425	357,266
Straumann Holding AG (Registered)	219	208,907
Sysmex Corp.	4,200	306,015
Terumo Corp.	18,000	661,641
Ypsomed Holding AG (Registered)*	81	11,775

		10,485,308

Health Care Providers & Services - 0.5%
Alfresa Holdings Corp.	11,900	244,511
Ambea AB(a)(b)	14,972	120,694
Amplifon SpA	3,837	109,196
As One Corp.	700	63,939
BML, Inc.	3,300	95,299
Chartwell Retirement Residences(a)	11,907	126,763
EBOS Group Ltd.	1,980	30,560
Evergrande Health Industry Group Ltd.*(a)	125,000	115,423
Fagron	7,048	163,241
Fresenius Medical Care AG & Co. KGaA	4,650	359,173
Fresenius SE & Co. KGaA	9,675	494,545
Galenica AG(b)	3,128	213,409
Healius Ltd.	52,880	104,786
Japan Lifeline Co. Ltd.(a)	3,000	36,536
Korian SA	3,724	170,030
Mediclinic International plc	34,000	165,516
Medipal Holdings Corp.	7,100	153,025
Metlifecare Ltd.(a)	110,700	492,163
NichiiGakkan Co. Ltd.	9,200	128,597
NMC Health plc	2,074	35,323
Orpea	1,118	145,703
Raffles Medical Group Ltd.	4,124	3,142
Ramsay Health Care Ltd.	2,640	139,974
RHOEN-KLINIKUM AG	579	10,138
Ryman Healthcare Ltd.	13,156	140,394
Ship Healthcare Holdings, Inc.	3,300	150,408
Sienna Senior Living, Inc.(a)	2,835	40,342
Sonic Healthcare Ltd.	16,132	342,022
Summerset Group Holdings Ltd.	11,425	65,952
Suzuken Co. Ltd.	3,380	132,069
Toho Holdings Co. Ltd.	4,200	87,809
Town Health International Medical Group Ltd.(d)	398,000	35,367
UDG Healthcare plc	11,405	112,831

Investments	Shares	Value ($)
Vital KSK Holdings, Inc.(a)	30,400	292,262

		5,121,142

Health Care Technology - 0.0%(e)
CompuGroup Medical SE	624	41,145
Craneware plc	608	15,228
M3, Inc.	9,900	294,118

		350,491

Hotels, Restaurants & Leisure - 1.8%
Accor SA(a)	7,125	292,386
Aeon Fantasy Co. Ltd.	500	10,827
Arcland Service Holdings Co. Ltd.(a)	1,400	25,640
Aristocrat Leisure Ltd.	15,225	368,964
Atom Corp.(a)	5,800	54,637
Autogrill SpA	6,257	60,811
Basic-Fit NV*(b)	3,008	111,504
Betsson AB*	97,350	417,330
Carnival plc	8,475	348,335
Colowide Co. Ltd.(a)	3,500	72,076
Compass Group plc	41,625	1,029,911
Corporate Travel Management Ltd.(a)	3,366	40,133
Create Restaurants Holdings, Inc.(a)	2,200	46,381
Crown Resorts Ltd.	11,014	86,268
Dalata Hotel Group plc	16,255	82,233
Domino’s Pizza Enterprises Ltd.(a)	1,460	53,649
Domino’s Pizza Group plc	15,345	62,484
Doutor Nichires Holdings Co. Ltd.	2,700	51,591
EI Group plc*	52,650	197,244
Evolution Gaming Group AB(b)	6,325	195,551
Flight Centre Travel Group Ltd.(a)	3,119	82,080
Flutter Entertainment plc	2,500	283,479
Flutter Entertainment plc - XDUB	405	46,004
Fuji Kyuko Co. Ltd.	1,000	35,522
Galaxy Entertainment Group Ltd.	67,000	444,371
Gamesys Group plc*	66,975	654,203
Genting Hong Kong Ltd.*	2,000,000	157,117
Genting Singapore Ltd.	144,000	90,732
GL Ltd.	188,600	109,161
Great Canadian Gaming Corp.*(a)	2,860	86,175
Greggs plc	7,823	232,439
GVC Holdings plc	21,150	244,563
Hiday Hidaka Corp.(a)	2,191	40,147
HIS Co. Ltd.(a)	800	18,637
Hongkong & Shanghai Hotels Ltd. (The)	24,000	24,201
Ichibanya Co. Ltd.(a)	1,000	52,775
InterContinental Hotels Group plc	5,700	352,056
J D Wetherspoon plc	3,795	77,590
Kisoji Co. Ltd.	1,700	46,521
KOMEDA Holdings Co. Ltd.	1,200	24,180
Kyoritsu Maintenance Co. Ltd.	1,600	65,101
Mandarin Oriental International Ltd.	8,000	13,520
Marston’s plc(a)	578,925	799,006
McDonald’s Holdings Co. Japan Ltd.	1,100	52,572

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Melco International Development Ltd.	21,000	45,814
Melia Hotels International SA	76,350	613,430
MGM China Holdings Ltd.(a)	32,400	45,982
Miramar Hotel & Investment	225,000	419,001
Mitchells & Butlers plc*	181,725	958,200
MOS Food Services, Inc.(a)	2,100	58,611
NagaCorp Ltd.	158,000	225,456
Ohsho Food Service Corp.	1,504	90,891
Oriental Land Co. Ltd.	7,000	920,976
Pandox AB	5,720	127,590
Playtech plc	237,900	1,082,233
Plenus Co. Ltd.	1,000	18,388
Rank Group plc	37,848	142,689
Restaurant Brands International, Inc.	6,900	421,236
Restaurant Brands New Zealand Ltd.*	1,154	9,970
Restaurant Group plc (The)	408,825	695,737
Ringer Hut Co. Ltd.(a)	1,700	38,694
Round One Corp.	10,800	101,937
Royal Holdings Co. Ltd.(a)	1,600	35,400
Saizeriya Co. Ltd.	9,400	208,234
Sands China Ltd.	65,200	319,077
Scandic Hotels Group AB(b)	58,500	620,891
Shangri-La Asia Ltd.(a)	32,000	29,631
SJM Holdings Ltd.	76,000	85,838
SkiStar AB	2,828	31,101
Skylark Holdings Co. Ltd.(a)	3,700	68,446
Sodexo SA(a)	3,082	323,104
SSP Group plc	23,306	197,849
St Marc Holdings Co. Ltd.	1,400	29,567
Star Entertainment Grp Ltd. (The)(a)	38,963	109,030
Stars Group, Inc. (The)*	9,029	215,596
Tabcorp Holdings Ltd.	39,123	122,835
Tokyo Dome Corp.(a)	7,000	66,328
Toridoll Holdings Corp.	1,600	37,053
Tosho Co. Ltd.	800	15,759
TUI AG, DI	27,525	282,430
Whitbread plc	4,650	273,994
William Hill plc	38,994	88,874
Wynn Macau Ltd.	50,400	106,189
Yoshinoya Holdings Co. Ltd.(a)	4,900	111,667
Zensho Holdings Co. Ltd.(a)	3,600	77,158

		17,112,993

Household Durables - 2.2%
Barratt Developments plc	58,275	616,696
Bellway plc	5,290	277,885
Berkeley Group Holdings plc	4,725	326,373
Bonava AB, Class B	58,583	523,917
Breville Group Ltd.	4,514	56,419
Cairn Homes plc	114,780	155,183
Casio Computer Co. Ltd.	10,000	189,048
Countryside Properties plc(b)	372,150	2,393,972
Crest Nicholson Holdings plc(a)	218,250	1,438,486
De’ Longhi SpA(a)	4,522	85,292
Electrolux AB, Series B	7,237	171,715

Investments	Shares	Value ($)
ES-Con Japan Ltd.(a)	30,400	264,775
Fiskars OYJ Abp	574	7,684
Forbo Holding AG (Registered)	81	139,248
Fujitsu General Ltd.	2,100	47,877
Haseko Corp.(a)	18,500	245,790
Husqvarna AB, Class B	10,433	78,713
Iida Group Holdings Co. Ltd.	15,200	260,848
JM AB	1,842	56,300
Kaufman & Broad SA	12,975	550,136
Man Wah Holdings Ltd.	182,400	127,787
McCarthy & Stone plc(b)	83,676	162,585
Nagawa Co. Ltd.(a)	500	31,831
Neinor Homes SA*(a)(b)	44,250	483,513
Nikon Corp.	15,400	190,253
Nobia AB	90,975	671,082
Panasonic Corp.	112,500	1,143,839
Persimmon plc	12,675	510,101
Pressance Corp.(a)	20,200	227,747
Redrow plc	22,277	233,456
Rinnai Corp.	100	7,270
Sangetsu Corp.	2,256	40,464
SEB SA	560	72,051
Sekisui Chemical Co. Ltd.	19,100	324,780
Sekisui House Ltd.(a)	25,900	564,192
Sharp Corp.(a)	16,000	224,681
Sony Corp.	36,500	2,599,133
Starts Corp., Inc.	30,000	734,050
Sumitomo Forestry Co. Ltd.	7,700	109,051
Tama Home Co. Ltd.(a)	7,600	90,666
Tamron Co. Ltd.	6,800	147,375
Taylor Wimpey plc	121,125	343,444
Token Corp.	7,600	531,513
TomTom NV*	10,869	118,318
Vistry Group plc	163,975	2,982,892
Zojirushi Corp.(a)	7,000	142,021

		20,700,452

Household Products - 0.4%
Earth Corp.	600	32,440
Essity AB, Class A	7,063	224,597
Essity AB, Class B	12,465	395,728
Henkel AG & Co. KGaA	2,872	265,760
Henkel AG & Co. KGaA (Preference)	3,900	397,363
Lion Corp.	7,600	146,692
Pigeon Corp.	2,400	86,691
PZ Cussons plc	54,000	136,956
Reckitt Benckiser Group plc	19,575	1,620,734
Unicharm Corp.	15,800	549,869

		3,856,830

Independent Power and Renewable Electricity Producers - 0.2%
Boralex, Inc., Class A	2,081	43,428
ContourGlobal plc(b)	21,886	55,392
Drax Group plc	319,125	1,144,224
EDP Renovaveis SA	6,490	86,307
Electric Power Development Co. Ltd.	8,300	189,839
Encavis AG	3,696	44,400
ERG SpA	2,090	49,426

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Innergex Renewable Energy, Inc.	559	7,946
Meridian Energy Ltd.	28,875	99,879
Northland Power, Inc.	2,116	47,662
Renewables Infrastructure Group Ltd. (The)	57,144	99,281
Scatec Solar ASA(b)	988	16,860
TransAlta Corp.	3,496	26,117
Uniper SE	7,950	260,870

		2,171,631

Industrial Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	132,856	1,185,710
DCC plc	2,080	168,131
Guoco Group Ltd.	4,000	67,998
Indus Holding AG	12,400	506,381
Investment AB Latour, Class B	9,576	159,854
Italmobiliare SpA	245	6,815
Jardine Matheson Holdings Ltd.	7,500	419,325
Jardine Strategic Holdings Ltd.	8,400	258,972
Keppel Corp. Ltd.	30,500	149,271
Lifco AB, Class B	2,000	117,963
Mie Kotsu Group Holdings, Inc.(a)	53,200	292,051
Nisshinbo Holdings, Inc.	19,200	169,706
Nolato AB, Class B	710	41,177
NWS Holdings Ltd.	53,401	69,185
Rheinmetall AG	2,025	217,050
Sembcorp Industries Ltd.	17,200	26,716
Shun Tak Holdings Ltd.(a)	1,500,000	649,075
Siemens AG (Registered)*	22,875	2,830,082
Smiths Group plc	12,975	288,966
TOKAI Holdings Corp.	13,795	133,514
Toshiba Corp.	15,000	484,384

		8,242,326

Insurance - 4.9%
Admiral Group plc	10,200	303,737
Aegon NV	54,360	221,027
Ageas	9,450	521,216
AIA Group Ltd.	347,400	3,478,519
Allianz SE (Registered)	20,250	4,843,901
Alm Brand A/S	16,240	143,775
ASR Nederland NV	8,107	302,228
Assicurazioni Generali SpA	54,450	1,061,708
AUB Group Ltd.(a)	2,255	19,564
Aviva plc	206,400	1,083,953
AXA SA	89,775	2,395,687
Baloise Holding AG (Registered)	2,850	515,066
Beazley plc	27,750	198,081
CBL Corp. Ltd.*‡(d)	102,937	—
Clal Insurance Enterprises Holdings Ltd.*	4,320	54,995
CNP Assurances	11,400	205,547
Coface SA	78,075	962,998
Dai-ichi Life Holdings, Inc.	54,900	838,810
Direct Line Insurance Group plc	88,950	396,084
Fairfax Financial Holdings Ltd.	1,125	503,717
Gjensidige Forsikring ASA	945	20,606
Great Eastern Holdings Ltd.	6,800	108,011
Great-West Lifeco, Inc.	9,150	237,234
Grupo Catalana Occidente SA	2,102	69,068

Investments	Shares	Value ($)
Hannover Rueck SE	1,157	225,024
Harel Insurance Investments & Financial Services Ltd.	17,695	121,150
Hastings Group Holdings plc(b)	285,492	677,404
Helvetia Holding AG (Registered)	1,265	182,054
Hiscox Ltd.	13,800	238,850
iA Financial Corp., Inc.	6,975	384,098
IDI Insurance Co. Ltd.	6,375	213,890
Insurance Australia Group Ltd.	54,150	256,655
Intact Financial Corp.	4,950	536,601
Japan Post Holdings Co. Ltd.	62,900	578,191
Just Group plc*	840,381	864,076
Lancashire Holdings Ltd.	21,150	208,542
Legal & General Group plc	260,166	1,047,715
Manulife Financial Corp.(a)	88,575	1,726,561
Mapfre SA	78,075	200,040
Medibank Pvt Ltd.	62,011	128,691
Menora Mivtachim Holdings Ltd.	22,421	299,081
Migdal Insurance & Financial Holdings Ltd.	90,400	73,401
MS&AD Insurance Group Holdings, Inc.	21,400	722,054
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,275	2,146,952
nib holdings Ltd.	19,924	72,159
NN Group NV	17,332	603,110
Phoenix Group Holdings plc	16,000	159,871
Phoenix Holdings Ltd. (The)	21,712	119,438
Poste Italiane SpA(b)	17,664	202,604
Power Corp. of Canada	11,952	298,405
Power Financial Corp.	7,955	206,612
Prudential plc	72,600	1,293,882
QBE Insurance Group Ltd.	26,775	246,462
RSA Insurance Group plc	36,675	266,091
Sabre Insurance Group plc(b)	21,200	86,213
Sampo OYJ, Class A	11,253	509,672
SCOR SE	9,675	412,040
Societa Cattolica di Assicurazioni SC	120,075	950,099
Sompo Holdings, Inc.	18,800	716,893
Sony Financial Holdings, Inc.	8,100	190,421
Steadfast Group Ltd.	52,828	136,158
Storebrand ASA	17,930	137,911
Sun Life Financial, Inc.	26,625	1,252,586
Suncorp Group Ltd.	24,075	207,265
Swiss Life Holding AG (Registered)	1,800	905,926
Swiss Re AG	13,725	1,551,169
T&D Holdings, Inc.	22,500	247,244
Talanx AG	3,690	184,344
Tokio Marine Holdings, Inc.	34,200	1,888,518
Topdanmark A/S(a)	1,650	77,908
Tryg A/S	2,365	71,686
Unipol Gruppo SpA	6,080	31,014
UnipolSai Assicurazioni SpA	27,841	74,665
UNIQA Insurance Group AG	4,884	46,222
Wuestenrot & Wuerttembergische AG	13,200	279,984

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Yunfeng Financial Group Ltd.*	136,000	58,499
Zurich Insurance Group AG	6,976	2,898,318

		45,699,951

Interactive Media & Services - 0.1%
Auto Trader Group plc(b)	27,142	201,076
carsales.com Ltd.(a)	634	7,317
Dip Corp.	1,400	45,403
Kakaku.com, Inc.	1,600	42,456
LIFULL Co. Ltd.(a)	7,600	39,618
LINE Corp.*(a)	900	44,508
New Work SE	159	51,980
REA Group Ltd.(a)	2,712	207,154
Rightmove plc	30,125	261,218
Scout24 AG(b)	2,584	177,972
Z Holdings Corp.	62,000	250,551

		1,329,253

Internet & Direct Marketing Retail - 0.3%
ASKUL Corp.(a)	500	16,561
ASOS plc*	3,749	151,866
Belluna Co. Ltd.	52,500	303,709
boohoo Group plc*	21,836	87,015
Delivery Hero SE*(b)	4,074	314,321
Dustin Group AB(a)(b)	3,680	28,444
HelloFresh SE*	1,596	38,027
Just Eat plc*	13,319	151,167
Moneysupermarket.com Group plc	22,168	95,117
Ocado Group plc*	19,500	314,499
On the Beach Group plc(b)	2,052	10,544
Prosus NV*	10,200	737,336
Rakuten, Inc.	23,100	182,439
Rocket Internet SE*(b)	1,646	38,525
Takeaway.com NV*(a)(b)	1,022	96,383
Takkt AG	28,875	379,511
Webjet Ltd.(a)	2,707	21,293
Zalando SE*(b)	1,921	92,456
ZOZO, Inc.	2,800	47,095

		3,106,308

IT Services - 1.1%
Adyen NV*(b)	525	483,480
Afterpay Ltd.*	2,660	68,647
Alten SA	1,130	139,753
Altran Technologies SA	12,375	200,910
Amadeus IT Group SA	12,675	994,769
Atea ASA*	8,826	114,516
Atos SE	5,100	424,678
Bechtle AG	1,192	172,651
CANCOM SE	2,336	139,663
Capgemini SE	4,350	541,602
CGI, Inc.*	7,725	591,867
Computacenter plc	9,217	217,968
Computershare Ltd.	16,544	199,246
Digital Garage, Inc.	1,300	48,757
DTS Corp.	4,000	94,257
FDM Group Holdings plc	3,850	49,786
Formula Systems 1985 Ltd.	829	60,075
Fujitsu Ltd.	7,600	814,449
Global Dominion Access SA*(b)	2,113	7,739
GMO internet, Inc.(a)	1,200	23,494

Investments	Shares	Value ($)
Indra Sistemas SA*	5,627	64,603
Infocom Corp.	1,600	45,172
Itochu Techno-Solutions Corp.	2,400	71,855
Keywords Studios plc	1,140	18,514
Link Administration Holdings Ltd.(a)	6,763	30,832
Matrix IT Ltd.	2,464	51,696
NEC Corp.	11,200	508,410
NEC Networks & System Integration Corp.	4,300	163,256
NET One Systems Co. Ltd.(a)	7,700	129,512
NEXTDC Ltd.*	16,647	84,586
Nihon Unisys Ltd.	2,600	80,602
Nomura Research Institute Ltd.	12,245	273,404
NS Solutions Corp.	800	24,026
NSD Co. Ltd.	5,160	84,266
NTT Data Corp.	15,000	215,205
Obic Co. Ltd.	1,500	207,732
Otsuka Corp.	3,400	134,890
Reply SpA	880	69,094
SCSK Corp.	900	49,075
Shopify, Inc., Class A*	2,775	1,293,196
Softcat plc	12,119	184,514
Sopra Steria Group	1,275	204,313
SUNeVision Holdings Ltd.(a)	134,000	89,565
TietoEVRY OYJ	1,598	52,206
TIS, Inc.	2,300	139,844
Transcosmos, Inc.	2,100	55,142
Wirecard AG	2,550	376,411
Worldline SA*(b)	3,129	221,057

		10,311,285

Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	8,700	511,958
Beneteau SA(a)	26,422	283,878
BRP, Inc.	3,584	183,082
Games Workshop Group plc	684	59,824
Heiwa Corp.	8,850	185,108
Mizuno Corp.	15,000	367,302
Sega Sammy Holdings, Inc.	5,300	73,301
Shimano, Inc.	2,800	435,559
Spin Master Corp.*(b)	2,048	49,026
Technogym SpA(b)	4,905	61,043
Thule Group AB(b)	2,805	66,293
Tomy Co. Ltd.	10,900	120,279
Universal Entertainment Corp.	300	8,940
Yamaha Corp.	4,600	240,218
Yonex Co. Ltd.(a)	10,000	65,138

		2,710,949

Life Sciences Tools & Services - 0.2%
Clinigen Group plc	5,270	67,316
EPS Holdings, Inc.	1,900	23,140
Eurofins Scientific SE(a)	450	242,363
Evotec SE*	7,448	200,652
Gerresheimer AG	755	59,782
Lonza Group AG (Registered)*	2,025	831,878
PureTech Health plc*	5,168	21,119
QIAGEN NV*	6,544	221,056
Sartorius Stedim Biotech	770	138,322

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Siegfried Holding AG (Registered)*	165	76,388
Tecan Group AG (Registered)	684	193,473

		2,075,489

Machinery - 3.7%
Aalberts NV	4,725	206,936
Aida Engineering Ltd.	45,000	369,101
Alfa Laval AB	6,238	155,972
Alstom SA	3,962	210,490
Amada Holdings Co. Ltd.	18,600	199,583
ANDRITZ AG	3,620	142,655
Atlas Copco AB, Class A	14,400	510,943
Atlas Copco AB, Class B	11,850	368,828
ATS Automation Tooling Systems, Inc.*	1,400	21,521
Beijer Alma AB	2,304	34,900
Bobst Group SA (Registered)(a)	5,625	295,700
Bodycote plc	16,251	183,480
Bucher Industries AG (Registered)	275	92,156
Cargotec OYJ, Class B	684	25,348
CKD Corp.	8,000	132,564
CNH Industrial NV	18,375	175,612
Concentric AB	914	14,622
Construcciones y Auxiliar de Ferrocarriles SA	720	31,956
Conzzeta AG (Registered)	55	62,502
Daetwyler Holding AG	982	177,166
Daifuku Co. Ltd.	4,800	298,049
Daiwa Industries Ltd.	1,600	17,272
Danieli & C Officine Meccaniche SpA(a)	9,196	150,827
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	32,052	320,391
DMG Mori AG	1,007	47,428
DMG Mori Co. Ltd.	2,100	30,090
Duerr AG	38,566	1,159,077
Epiroc AB, Class A	35,475	411,111
FANUC Corp.	5,300	993,643
Fincantieri SpA(a)	79,280	72,088
FLSmidth & Co. A/S	2,798	96,056
Fluidra SA*	912	11,219
Fuji Corp.	5,400	87,239
Fujitec Co. Ltd.	7,600	126,497
Fukushima Galilei Co. Ltd.	7,500	273,677
Furukawa Co. Ltd.	30,000	369,239
GEA Group AG	4,960	148,905
Georg Fischer AG (Registered)	152	149,486
Glory Ltd.	7,600	221,580
Harmonic Drive Systems, Inc.(a)	1,500	69,059
Hino Motors Ltd.	16,000	152,936
Hitachi Construction Machinery Co. Ltd.(a)	7,500	207,247
Hitachi Zosen Corp.	120,000	458,366
Hoshizaki Corp.	1,200	111,824
IHI Corp.	2,500	60,640
IMA Industria Macchine Automatiche SpA	1,945	127,064
IMI plc	1,824	26,545

Investments	Shares	Value ($)
Interpump Group SpA	3,884	109,586
Interroll Holding AG (Registered)	34	66,488
Japan Steel Works Ltd. (The)	8,600	158,614
JTEKT Corp.	2,300	25,125
Jungheinrich AG (Preference)	2,972	65,279
Kawasaki Heavy Industries Ltd.	2,800	56,757
KION Group AG	3,150	197,930
Kitz Corp.	79,300	560,445
Komatsu Ltd.	41,200	937,772
Komax Holding AG (Registered)(a)	645	130,612
Komori Corp.	4,400	40,961
Kone OYJ, Class B	10,800	697,288
Konecranes OYJ	2,273	68,767
Krones AG	1,610	122,307
Kubota Corp.	30,000	481,755
Kurita Water Industries Ltd.	3,400	101,481
Kyokuto Kaihatsu Kogyo Co. Ltd.	30,100	397,964
Makita Corp.	6,600	259,104
Manitou BF SA(a)	8,136	149,130
Max Co. Ltd.	9,800	186,714
Meidensha Corp.	26,000	496,083
Metso OYJ	1,115	39,677
MINEBEA MITSUMI, Inc.	15,011	302,755
MISUMI Group, Inc.	8,100	207,087
Mitsubishi Heavy Industries Ltd.	15,000	556,904
Mitsuboshi Belting Ltd.	22,500	394,427
Mitsui E&S Holdings Co. Ltd.*	67,500	579,808
Miura Co. Ltd.	3,300	117,221
Morgan Advanced Materials plc	233,622	960,837
Morita Holdings Corp.	9,000	144,734
Nachi-Fujikoshi Corp.	19,300	735,425
NFI Group, Inc.(a)	43,275	1,001,913
NGK Insulators Ltd.	8,700	149,060
Nitta Corp.	18,400	527,121
Noritake Co. Ltd.	7,500	304,124
Norma Group SE	1,526	55,739
NSK Ltd.	30,000	257,693
NTN Corp.	7,600	20,826
Obara Group, Inc.	7,500	244,268
OC Oerlikon Corp. AG (Registered)	13,878	148,068
Oiles Corp.	8,620	122,637
OKUMA Corp.	1,000	47,147
Organo Corp.	7,600	485,934
OSG Corp.(a)	1,500	25,894
Outotec OYJ*	24,396	140,748
Palfinger AG	7,798	241,537
Pfeiffer Vacuum Technology AG	874	145,382
Rational AG	55	41,416
Rotork plc	23,256	93,286
Ryobi Ltd.	24,200	401,901
Sandvik AB	27,750	507,142
Schindler Holding AG	1,427	369,012
Schindler Holding AG (Registered)	602	149,806
Sembcorp Marine Ltd.*	22,800	19,377
SFS Group AG	1,448	135,199
Shibuya Corp.	15,000	426,258
Shima Seiki Manufacturing Ltd.(a)	1,300	25,740
Shinmaywa Industries Ltd.	33,800	445,635

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sintokogio Ltd.	37,500	327,997
SKF AB, Class A	2,427	44,417
SKF AB, Class B	3,728	68,343
SMC Corp.	1,800	800,978
Sodick Co. Ltd.(a)	30,000	240,531
Spirax-Sarco Engineering plc	2,579	303,248
Stabilus SA	3,029	184,889
Star Micronics Co. Ltd.(a)	28,700	376,276
Sumitomo Heavy Industries Ltd.	5,200	140,669
Tadano Ltd.(a)	14,600	126,623
Takeuchi Manufacturing Co. Ltd.	30,000	522,858
Takuma Co. Ltd.	60,200	668,179
Techtronic Industries Co. Ltd.	37,500	304,012
Tocalo Co. Ltd.	15,200	155,387
Toshiba Machine Co. Ltd.(a)	13,949	437,575
Trelleborg AB, Class B	6,432	105,636
Tsubaki Nakashima Co. Ltd.	28,100	336,261
Tsubakimoto Chain Co.	2,200	69,419
Tsugami Corp.	16,200	152,307
Union Tool Co.	500	14,462
Valmet OYJ	5,005	108,657
VAT Group AG*(b)	76	11,509
Vesuvius plc	172,875	991,295
Volvo AB, Class A	21,225	364,223
Volvo AB, Class B	78,799	1,351,380
Wacker Neuson SE	20,318	327,163
Wartsila OYJ Abp	8,141	99,917
Washtec AG	2,080	117,327
Weir Group plc (The)	3,920	69,656
YAMABIKO Corp.	37,500	374,014
Yaskawa Electric Corp.(a)	7,500	268,141

		34,954,839

Marine - 0.4%
AP Moller - Maersk A/S, Class A	225	253,583
AP Moller - Maersk A/S, Class B	150	179,999
Dfds A/S(a)	24,440	1,028,579
Fjord1 ASA(b)	18,012	72,300
Golden Ocean Group Ltd.	70,050	320,240
Irish Continental Group plc	11,810	61,251
Kawasaki Kisen Kaisha Ltd.*(a)	8,100	110,905
Kuehne + Nagel International AG (Registered)	1,275	206,231
NS United Kaiun Kaisha Ltd.(a)	8,100	150,812
Pacific Basin Shipping Ltd.(a)	3,499,000	635,371
SITC International Holdings Co. Ltd.	106,000	125,591
Stolt-Nielsen Ltd.	14,240	183,836
Wallenius Wilhelmsen ASA	71,008	189,503
Wilh Wilhelmsen Holding ASA, Class A	2,468	38,957

		3,557,158

Media - 0.9%
Altice Europe NV*	4,851	31,266
Ascential plc(b)	19,337	93,090
Atresmedia Corp. de Medios de Comunicacion SA(a)	53,475	181,220
Cogeco, Inc.	5,250	368,062

Investments	Shares	Value ($)
Corus Entertainment, Inc., Class B(a)	141,825	538,325
CyberAgent, Inc.	2,200	89,616
Daily Mail & General Trust plc, Class A	6,037	64,619
Dentsu Group, Inc.	9,600	324,178
Euromoney Institutional Investor plc	4,083	65,878
Eutelsat Communications SA	9,280	139,298
Future plc	3,420	57,705
Hakuhodo DY Holdings, Inc.	7,400	107,602
Informa plc	43,350	442,751
IPSOS	27,975	908,356
ITV plc	131,448	234,614
JCDecaux SA	5,396	144,593
Lagardere SCA	9,071	172,400
Mediaset Espana Comunicacion SA	114,600	628,776
Mediaset SpA*(a)	7,888	20,866
Metropole Television SA	1,295	21,555
Nine Entertainment Co. Holdings Ltd.(a)	90,800	113,974
Nippon Television Holdings, Inc.	8,100	111,204
NOS SGPS SA	1,360	7,056
Pearson plc	28,800	215,788
Promotora de Informaciones SA, Class A*	32,897	49,945
ProSiebenSat.1 Media SE	9,500	126,177
Publicis Groupe SA	8,631	382,882
Quebecor, Inc., Class B	7,688	190,899
RAI Way SpA(b)	8,120	52,912
Sanoma OYJ	10,880	130,580
Schibsted ASA, Class A	2,349	70,945
Schibsted ASA, Class B	3,483	98,998
SES SA, FDR	14,325	176,291
Shaw Communications, Inc., Class B	7,909	154,646
Singapore Press Holdings Ltd.	102,100	151,104
SKY Perfect JSAT Holdings, Inc.	97,500	425,497
Stroeer SE & Co. KGaA	620	49,401
Telenet Group Holding NV	3,496	162,642
Television Francaise 1	83,625	631,568
TX Group AG	316	29,783
Vector, Inc.*(a)	1,500	17,438
Wowow, Inc.	3,630	90,629
WPP plc	53,700	668,940
Zenrin Co. Ltd.	2,400	32,949

		8,777,018

Metals & Mining - 4.3%
Acerinox SA	231	2,253
Agnico Eagle Mines Ltd.	5,037	311,540
Aichi Steel Corp.	9,200	299,211
Alacer Gold Corp.*	37,316	175,498
Alamos Gold, Inc., Class A	24,480	154,556
Alumina Ltd.	94,737	138,259
AMG Advanced Metallurgical Group NV(a)	6,156	140,535
Anglo American plc	69,675	1,823,686
Antofagasta plc	17,175	186,147

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
APERAM SA(a)	37,354	1,074,218
ArcelorMittal SA	29,925	442,923
Asahi Holdings, Inc.(a)	30,800	780,621
Aurubis AG	28,425	1,553,294
B2Gold Corp.	52,123	225,825
Barrick Gold Corp.	27,076	501,783
Barrick Gold Corp. - XLON	22,293	415,909
Bekaert SA	31,337	796,653
BHP Group Ltd.	84,600	2,231,438
BHP Group plc	97,275	2,128,327
BlueScope Steel Ltd.	25,125	239,684
Boliden AB*	9,450	224,812
Centamin plc	48,989	87,825
Centerra Gold, Inc.*	23,104	185,174
Daido Steel Co. Ltd.(a)	2,000	78,332
Detour Gold Corp.*	9,956	178,411
Dowa Holdings Co. Ltd.	2,200	80,685
Eldorado Gold Corp.*	7,220	52,517
Endeavour Mining Corp.*	2,501	51,247
Eramet(a)	7,950	335,933
Evolution Mining Ltd.(a)	42,290	105,034
Evraz plc	23,537	109,399
Ferrexpo plc	184,200	337,752
First Majestic Silver Corp.*	7,676	77,425
First Quantum Minerals Ltd.	28,350	222,076
Fortescue Metals Group Ltd.	69,150	527,271
Franco-Nevada Corp.	4,340	493,642
Glencore plc*	493,575	1,447,653
Granges AB	59,700	551,869
Highland Gold Mining Ltd.	179,100	495,316
Hill & Smith Holdings plc	4,063	76,107
Hitachi Metals Ltd.(a)	4,740	74,434
Hochschild Mining plc	14,099	31,279
Hudbay Minerals, Inc.	14,880	45,679
IAMGOLD Corp.*(a)	42,200	126,037
IGO Ltd.	36,717	149,939
Iluka Resources Ltd.(a)	6,916	45,003
Ivanhoe Mines Ltd., Class A*	21,170	54,744
JFE Holdings, Inc.	30,000	363,980
KAZ Minerals plc	17,892	103,256
Kinross Gold Corp.*	27,217	138,086
Kirkland Lake Gold Ltd.	4,640	190,399
Kobe Steel Ltd.	15,800	73,909
Kyoei Steel Ltd.	14,300	255,826
Labrador Iron Ore Royalty Corp.(a)	47,681	760,344
Lundin Gold, Inc.*	17,172	136,722
Lundin Mining Corp.	44,244	232,168
Lynas Corp. Ltd.*(a)	50,800	74,478
MAG Silver Corp.*	11,120	121,243
Mineral Resources Ltd.(a)	15,884	181,408
Mitsubishi Materials Corp.	7,600	195,145
Mount Gibson Iron Ltd.	386,325	234,056
Newcrest Mining Ltd.	25,650	507,071
Nippon Light Metal Holdings Co. Ltd.	448,200	876,675
Nippon Steel Corp.	39,615	561,229
Norsk Hydro ASA	42,080	132,433
Northern Star Resources Ltd.	31,322	264,203
Novagold Resources, Inc.*(a)	7,962	72,664

Investments	Shares	Value ($)
OceanaGold Corp.	54,948	115,085
Orocobre Ltd.*(a)	6,080	12,740
Osaka Steel Co. Ltd.	1,000	14,642
Osisko Gold Royalties Ltd.	5,548	55,373
Outokumpu OYJ	255,057	879,054
OZ Minerals Ltd.(a)	13,621	92,645
Pan American Silver Corp.(a)	10,125	232,885
Perenti Global Ltd.	495,095	508,762
Perseus Mining Ltd.*	23,104	17,864
Polymetal International plc	12,084	204,849
Pretium Resources, Inc.*(a)	147,750	1,609,828
Regis Resources Ltd.	64,068	193,006
Resolute Mining Ltd.*(a)	656,535	505,445
Rio Tinto Ltd.	11,625	768,663
Rio Tinto plc	48,150	2,592,169
Salzgitter AG	31,950	538,186
Sandfire Resources Ltd.	131,400	490,849
Sandstorm Gold Ltd.*	16,268	111,688
Sanyo Special Steel Co. Ltd.	15,200	210,642
Saracen Mineral Holdings Ltd.*(a)	79,572	210,414
SEMAFO, Inc.*	261,000	550,595
Sims Ltd.	22,952	164,869
South32 Ltd.	257,700	455,446
SSAB AB, Class A	13,394	41,244
SSR Mining, Inc.*	9,309	170,617
St Barbara Ltd.	522,115	954,217
Stelco Holdings, Inc.(a)	26,325	196,659
Sumitomo Metal Mining Co. Ltd.	8,200	239,376
Teck Resources Ltd., Class B	21,000	271,521
thyssenkrupp AG	13,756	170,204
Toho Titanium Co. Ltd.	200	1,572
Tokyo Steel Manufacturing Co. Ltd.(a)	60,000	457,259
Topy Industries Ltd.	9,700	160,466
Torex Gold Resources, Inc.*	11,780	162,197
Turquoise Hill Resources Ltd.*(a)	798,798	519,426
UACJ Corp.(a)	7,600	158,472
voestalpine AG	1,880	45,668
Wheaton Precious Metals Corp.	10,727	315,999
Yamana Gold, Inc.	43,348	176,663
Yodogawa Steel Works Ltd.	25,400	464,481

		40,384,990

Multiline Retail - 0.5%
B&M European Value Retail SA	40,875	195,967
Canadian Tire Corp. Ltd., Class A(a)	1,800	193,168
Dollarama, Inc.	7,575	258,256
Europris ASA(b)	110,925	403,132
Fuji Co. Ltd.	22,500	383,010
H2O Retailing Corp.(a)	11,315	104,710
Harvey Norman Holdings Ltd.(a)	5,610	15,886
Hudson’s Bay Co.	9,920	81,982
Isetan Mitsukoshi Holdings Ltd.	14,400	114,392
Izumi Co. Ltd.(a)	1,300	41,620
J Front Retailing Co. Ltd.	10,700	131,300
Lifestyle International Holdings Ltd.	225,000	225,727
Marks & Spencer Group plc	83,232	193,101

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Marui Group Co. Ltd.	5,500	129,045
Next plc	4,125	374,758
Pan Pacific International Holdings Corp.	13,500	220,090
Parco Co. Ltd.	10,000	170,503
Ryohin Keikaku Co. Ltd.	6,000	101,970
Seria Co. Ltd.	1,000	27,864
Takashimaya Co. Ltd.	9,100	98,821
Warehouse Group Ltd. (The)	11,552	20,035
Wesfarmers Ltd.	27,825	842,147

		4,327,484

Multi-Utilities - 0.7%
A2A SpA	127,875	255,434
ACEA SpA	1,552	36,205
AGL Energy Ltd.	24,900	332,553
Algonquin Power & Utilities Corp.(a)	21,150	323,995
Atco Ltd., Class I	1,064	41,529
Centrica plc	198,075	221,519
E.ON SE	51,095	579,824
Engie SA	82,950	1,430,356
Hera SpA	44,175	200,812
Iren SpA	50,950	169,727
Keppel Infrastructure Trust	170,047	65,408
National Grid plc	112,740	1,494,758
REN - Redes Energeticas Nacionais SGPS SA	54,568	165,089
RWE AG	19,200	666,835
Suez	13,895	228,359
Telecom Plus plc	7,522	149,922
Veolia Environnement SA	19,200	567,682

		6,930,007

Oil, Gas & Consumable Fuels - 5.6%
Aker BP ASA(a)	4,404	124,794
ARC Resources Ltd.(a)	24,960	132,486
Beach Energy Ltd.	130,575	233,394
BP plc	987,109	5,942,613
Brightoil Petroleum Holdings Ltd.*(d)	50,147	9,687
BW LPG Ltd.(b)	64,725	523,822
Cairn Energy plc*	50,800	113,505
Caltex Australia Ltd.	8,764	201,710
Cameco Corp.(a)	13,932	112,400
Canadian Natural Resources Ltd.	60,075	1,690,667
Cenovus Energy, Inc.(a)	37,950	330,561
China Aviation Oil Singapore Corp. Ltd.	96,000	80,885
Cosmo Energy Holdings Co. Ltd.	7,000	138,276
Crescent Point Energy Corp.	433,875	1,430,339
Delek Group Ltd.	543	70,370
Diversified Gas & Oil plc(b)	547,425	650,897
DNO ASA	22,960	22,975
Enbridge, Inc.	58,200	2,367,957
Enerplus Corp.	177,415	905,487
Eni SpA	125,925	1,766,425
Equinor ASA	53,625	972,403
Equital Ltd.*	14,504	387,410
Euronav NV	17,475	173,905

Investments	Shares	Value ($)
FLEX LNG Ltd.(a)	21,750	177,675
Galp Energia SGPS SA	7,324	110,708
Gaztransport Et Technigaz SA	1,680	170,353
Genel Energy plc(a)	172,875	418,395
Gibson Energy, Inc.	7,625	153,128
Hurricane Energy plc*(a)	90,592	24,767
Husky Energy, Inc.	11,656	75,882
Idemitsu Kosan Co. Ltd.	16,782	428,124
Imperial Oil Ltd.	7,476	177,382
Inpex Corp.	39,500	375,557
Inter Pipeline Ltd.(a)	17,100	285,097
Itochu Enex Co. Ltd.	45,100	389,478
Iwatani Corp.(a)	2,197	74,088
Japan Petroleum Exploration Co. Ltd.	7,900	198,038
JXTG Holdings, Inc.	177,750	768,826
Keyera Corp.	1,840	48,040
Koninklijke Vopak NV	2,356	126,316
Lundin Petroleum AB	4,170	127,021
MEG Energy Corp.*	20,320	103,862
Mitsuuroko Group Holdings Co. Ltd.	7,600	78,465
Naphtha Israel Petroleum Corp. Ltd.*	27,742	145,369
Neste OYJ	14,850	590,469
New Hope Corp. Ltd.(a)	251,636	315,858
Oil Refineries Ltd.	182,503	80,602
OMV AG	8,775	437,503
Origin Energy Ltd.	63,975	351,190
Ovintiv, Inc.(a)	8,865	138,215
Parex Resources, Inc.*	107,647	1,705,194
Parkland Fuel Corp.	2,333	81,233
Pembina Pipeline Corp.	12,525	479,957
PrairieSky Royalty Ltd.(a)	486	5,332
Premier Oil plc*(a)	616,125	815,019
Repsol SA(a)	66,494	918,529
Royal Dutch Shell plc, Class A	204,150	5,367,140
Royal Dutch Shell plc, Class B	179,409	4,729,939
San-Ai Oil Co. Ltd.	56,600	581,223
Santos Ltd.	65,400	380,466
Saras SpA	387,075	519,895
Seven Generations Energy Ltd., Class A*(a)	227,156	1,140,460
Suncor Energy, Inc.	42,525	1,300,621
TC Energy Corp.	27,624	1,515,764
TOTAL SA	119,475	5,844,895
Tourmaline Oil Corp.	12,620	127,388
United Energy Group Ltd.(a)	560,000	99,525
Vermilion Energy, Inc.(a)	8,935	129,038
Washington H Soul Pattinson & Co. Ltd.(a)	8,285	119,525
Whitecap Resources, Inc.(a)	324,675	1,183,270
Whitehaven Coal Ltd.(a)	24,365	40,941
Woodside Petroleum Ltd.	24,054	559,256

		52,397,986

Paper & Forest Products - 0.5%
Ahlstrom-Munksjo OYJ	4,545	75,854
Altri SGPS SA(a)	70,200	434,100

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Canfor Corp.*	12,160	109,321
Daiken Corp.	12,500	217,742
Daio Paper Corp.(a)	3,745	50,171
Ence Energia y Celulosa SA(a)	121,050	490,444
Hokuetsu Corp.	110,100	519,086
Holmen AB, Class B	4,070	120,512
Interfor Corp.*	5,920	62,712
Metsa Board OYJ	6,595	40,014
Mondi plc	19,050	388,227
Navigator Co. SA (The)*(a)	6,520	23,410
Nippon Paper Industries Co. Ltd.(a)	8,100	133,997
Norbord, Inc.(a)	3,136	92,168
Oji Holdings Corp.	41,500	216,718
Semapa-Sociedade de Investimento e Gestao	18,600	259,305
Stella-Jones, Inc.	1,045	29,599
Stora Enso OYJ, Class R	25,125	327,440
Svenska Cellulosa AB SCA, Class A	3,160	32,391
Svenska Cellulosa AB SCA, Class B	14,939	149,597
Tokushu Tokai Paper Co. Ltd.	7,500	276,791
UPM-Kymmene OYJ	17,400	550,135
West Fraser Timber Co. Ltd.(a)	2,213	88,717

		4,688,451

Personal Products - 1.1%
Beiersdorf AG	2,550	289,373
Blackmores Ltd.(a)	798	47,717
Fancl Corp.(a)	5,000	133,413
Interparfums SA	595	23,903
Kao Corp.	14,000	1,134,364
Kobayashi Pharmaceutical Co. Ltd.	1,400	114,831
Kose Corp.	700	95,133
L’Occitane International SA	43,000	91,373
L’Oreal SA	7,134	1,991,496
Mandom Corp.	2,600	59,971
Milbon Co. Ltd.	1,000	56,927
Noevir Holdings Co. Ltd.	1,900	88,177
Ontex Group NV(a)	46,939	851,531
Pola Orbis Holdings, Inc.	2,000	44,231
Rohto Pharmaceutical Co. Ltd.	2,000	56,650
Shiseido Co. Ltd.	12,400	810,802
Unilever NV	44,085	2,574,658
Unilever plc	33,675	2,012,438

		10,476,988

Pharmaceuticals - 4.5%
ALK-Abello A/S*	532	142,007
Almirall SA	4,710	69,682
Aphria, Inc.*(a)	15,976	74,773
Astellas Pharma, Inc.	58,500	1,052,768
AstraZeneca plc	36,525	3,574,452
Bausch Health Cos., Inc.*	11,850	325,336
Bayer AG (Registered)	43,575	3,527,571
Canopy Growth Corp.*(a)	6,156	138,708
Chugai Pharmaceutical Co. Ltd.	7,600	789,906
COSMO Pharmaceuticals NV*(a)	1,040	88,531
Daiichi Sankyo Co. Ltd.	17,700	1,215,165
Dechra Pharmaceuticals plc	5,249	196,783

Investments	Shares	Value ($)
Eisai Co. Ltd.	8,600	660,879
Faes Farma SA	28,626	156,079
Financiere de Tubize SA(a)	1,549	121,020
GlaxoSmithKline plc	133,232	3,133,175
GW Pharmaceuticals plc*(d)	1	10
H Lundbeck A/S	1,852	78,767
Haw Par Corp. Ltd.	3,200	28,650
Hikma Pharmaceuticals plc	7,104	171,558
Hisamitsu Pharmaceutical Co., Inc.(a)	1,900	98,519
Hutchison China MediTech Ltd.*	7,150	35,533
Ipsen SA	770	57,172
JCR Pharmaceuticals Co. Ltd.	600	52,535
Kaken Pharmaceutical Co. Ltd.	1,500	80,546
Kissei Pharmaceutical Co. Ltd.	1,400	40,365
Knight Therapeutics, Inc.*	11,684	69,350
Kyowa Kirin Co. Ltd.	5,000	119,297
Merck KGaA	2,625	337,156
Mochida Pharmaceutical Co. Ltd.	3,200	121,788
Nichi-iko Pharmaceutical Co. Ltd.	45,000	537,667
Nippon Shinyaku Co. Ltd.	2,000	180,468
Novartis AG (Registered)	70,896	6,701,839
Novo Nordisk A/S, Class B	47,310	2,894,018
Ono Pharmaceutical Co. Ltd.	15,600	365,514
Orion OYJ, Class A	1,474	69,260
Orion OYJ, Class B	4,500	212,791
Otsuka Holdings Co. Ltd.(a)	16,300	738,865
Recipharm AB, Class B	3,741	54,959
Recordati SpA	2,359	100,988
Roche Holding AG	18,900	6,355,197
Roche Holding AG - BR	837	277,713
Sanofi	31,011	2,988,158
Santen Pharmaceutical Co. Ltd.	15,100	286,438
Seikagaku Corp.	1,800	19,530
Shionogi & Co. Ltd.	8,800	533,026
Sosei Group Corp.*(a)	8,000	142,603
Sumitomo Dainippon Pharma Co. Ltd.	10,400	182,601
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	180,376
Takeda Pharmaceutical Co. Ltd.	43,217	1,685,457
Teva Pharmaceutical Industries Ltd.*	49,650	507,234
Torii Pharmaceutical Co. Ltd.	7,500	258,454
Towa Pharmaceutical Co. Ltd.	1,200	27,867
Tsumura & Co.	900	24,911
UCB SA	3,750	345,260
Vifor Pharma AG	1,421	262,261
Virbac SA*	532	130,293
ZERIA Pharmaceutical Co. Ltd.	1,800	32,418

		42,654,247

Professional Services - 1.1%
Adecco Group AG (Registered)	9,375	551,156
AF Poyry AB, Class B	4,429	112,670
ALS Ltd.(a)	13,503	87,232
Applus Services SA	15,860	184,373
Benefit One, Inc.	2,000	35,614
Bureau Veritas SA	4,296	118,592

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Capita plc*	20,884	40,041
DKSH Holding AG(a)	660	34,107
en-japan, Inc.	1,700	69,249
Experian plc	27,600	959,402
Funai Soken Holdings, Inc.(a)	2,700	69,477
Groupe Crit	1,176	89,794
Hays plc	34,264	70,099
Intertek Group plc	4,050	307,510
Intertrust NV(b)	8,816	156,904
IPH Ltd.(a)	31,760	194,758
JAC Recruitment Co. Ltd.	1,300	20,306
McMillan Shakespeare Ltd.	15,145	130,689
Meitec Corp.	2,400	139,503
Morneau Shepell, Inc.	2,428	63,594
Nihon M&A Center, Inc.	2,400	70,416
Nomura Co. Ltd.	6,000	69,585
Outsourcing, Inc.	11,100	103,334
Pagegroup plc	20,728	124,760
Persol Holdings Co. Ltd.	5,700	104,392
Randstad NV	4,425	254,801
Recruit Holdings Co. Ltd.	45,000	1,786,963
RELX plc	57,000	1,512,516
RWS Holdings plc	3,113	23,554
SEEK Ltd.	5,653	85,868
SGS SA (Registered)	194	561,412
SMS Co. Ltd.	3,200	80,956
Stantec, Inc.	1,027	30,556
Tanseisha Co. Ltd.	30,000	342,944
TechnoPro Holdings, Inc.	1,900	129,372
Teleperformance	1,575	395,860
Thomson Reuters Corp.	6,000	482,659
Wolters Kluwer NV	8,850	666,130

		10,261,148

Real Estate Management & Development - 2.9%
ADLER Real Estate AG*	34,650	466,165
ADO Properties SA(a)(b)	2,400	74,046
Aedas Homes SA*(b)	486	11,014
Aeon Mall Co. Ltd.(a)	7,690	129,556
AFI Properties Ltd.*	16,725	681,426
Airport City Ltd.*	1,928	34,038
Allreal Holding AG (Registered)*	912	189,123
Alrov Properties and Lodgings Ltd.	2,528	123,305
Altus Group Ltd.	1,792	58,737
Amot Investments Ltd.	14,530	106,011
Aroundtown SA	31,875	301,525
Ashtrom Properties Ltd.	22,807	145,171
Atrium Ljungberg AB, Class B	5,705	137,910
Azrieli Group Ltd.	2,290	169,337
Bayside Land Corp.	144	115,628
Big Shopping Centers Ltd.	1,104	124,824
Blue Square Real Estate Ltd.	1,280	91,311
Bukit Sembawang Estates Ltd.	120,000	397,392
CA Immobilien Anlagen AG(a)	1,760	77,530
CapitaLand Ltd.	97,500	258,590
Castellum AB	11,475	281,677
Catena AB	3,724	161,113
City Developments Ltd.	21,400	166,195
CK Asset Holdings Ltd.	150,000	969,748

Investments	Shares	Value ($)
CLS Holdings plc	14,403	51,547
Colliers International Group, Inc.	1,940	157,394
Corem Property Group AB, Class B	88,027	254,803
Corestate Capital Holding SA(a)	9,150	401,038
Daejan Holdings plc	7,350	503,816
Daibiru Corp.	3,300	41,408
Daito Trust Construction Co. Ltd.	1,900	226,226
Daiwa House Industry Co. Ltd.	33,000	1,053,771
Deutsche Wohnen SE	9,750	412,749
Dios Fastigheter AB	69,450	639,837
Emperor International Holdings Ltd.	574,000	113,101
Fabege AB	11,696	200,644
Far East Consortium International Ltd.	837,969	362,603
Fastighets AB Balder, Class B*	4,800	227,783
FastPartner AB	6,642	70,150
FirstService Corp.	1,780	175,248
Gazit-Globe Ltd.	3,498	40,676
Goldcrest Co. Ltd.	9,100	158,013
Grainger plc	33,054	129,060
Grand City Properties SA	2,508	64,259
Great Eagle Holdings Ltd.	8,776	26,899
Heba Fastighets AB, Class B(a)	36,150	331,546
Henderson Land Development Co. Ltd.	60,239	273,077
Hiag Immobilien Holding AG(a)	355	39,937
Ho Bee Land Ltd.	78,800	132,209
Hufvudstaden AB, Class A	2,610	51,666
Hulic Co. Ltd.	4,900	60,309
Hysan Development Co. Ltd.	19,000	71,694
Ichigo, Inc.	14,300	54,886
IMMOFINANZ AG*	4,089	113,512
Industrial Buildings Corp. Ltd.*	435,673	1,237,109
Intershop Holding AG	131	84,485
Isras Investment Co. Ltd.	312	73,466
IWG plc	36,000	209,562
Jeudan A/S	112	23,751
K Wah International Holdings Ltd.	1,016,089	498,564
Kenedix, Inc.	13,500	68,879
Kerry Properties Ltd.	38,500	108,337
Klovern AB, Class B(a)	71,060	178,265
Kowloon Development Co. Ltd.	304,000	364,492
Kungsleden AB	14,736	156,859
Lai Sun Development Co. Ltd.	78,009	93,431
LEG Immobilien AG	2,475	305,410
Lendlease Group	23,400	283,852
Melisron Ltd.	1,896	124,862
Mitsubishi Estate Co. Ltd.	32,800	651,249
Mitsui Fudosan Co. Ltd.	26,800	719,917
Mobimo Holding AG (Registered)*	232	74,812
New World Development Co. Ltd.	180,362	227,865
Nexity SA	1,546	74,699
Nomura Real Estate Holdings, Inc.	5,800	144,753
Norstar Holdings, Inc.	13,200	304,617
Norwegian Property ASA	16,948	25,373
Open House Co. Ltd.(a)	4,000	108,391
Oxley Holdings Ltd.	459,532	117,837
PATRIZIA AG	3,248	77,604

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Platzer Fastigheter Holding AB, Class B	12,160	144,326
Property & Building Corp. Ltd.	480	52,698
PSP Swiss Property AG (Registered)	1,501	226,913
Relo Group, Inc.	2,270	61,826
S IMMO AG	6,916	185,476
Sagax AB, Class B	11,486	176,842
Samhallsbyggnadsbolaget i Norden AB	53,173	131,020
SAMTY Co. Ltd.	22,800	392,744
Savills plc	15,075	247,206
Selvaag Bolig ASA	21,356	122,328
Sino Land Co. Ltd.	179,823	246,869
Sirius Real Estate Ltd.	94,543	112,662
St Modwen Properties plc	2,689	17,475
Sumitomo Realty & Development Co. Ltd.	10,500	392,351
Summit Real Estate Holdings Ltd.	32,400	486,125
Sun Frontier Fudousan Co. Ltd.	16,200	184,144
Sun Hung Kai Properties Ltd.	65,000	914,951
Swire Pacific Ltd., Class A	3,500	31,034
Swire Pacific Ltd., Class B	187,500	267,067
Swire Properties Ltd.	47,600	148,963
Swiss Prime Site AG (Registered)*	2,400	293,141
TAG Immobilien AG*	7,460	196,759
Takara Leben Co. Ltd.	45,000	203,441
TLG Immobilien AG	2,046	69,949
Tokyo Tatemono Co. Ltd.	15,800	259,482
Tokyu Fudosan Holdings Corp.	20,000	143,193
Tricon Capital Group, Inc.(a)	112,200	924,714
United Industrial Corp. Ltd.	5,656	11,686
UOL Group Ltd.	26,999	157,852
Vonovia SE	15,045	859,320
Wallenstam AB, Class B	14,136	184,938
Wang On Properties Ltd.(a)	1,216,000	139,376
Wharf Holdings Ltd. (The)	57,000	141,823
Wharf Real Estate Investment Co. Ltd.	21,000	109,531
Wheelock & Co. Ltd.	24,000	147,278
Wihlborgs Fastigheter AB	8,338	159,690
Wing Tai Holdings Ltd.	59,200	86,746
Wing Tai Properties Ltd.	304,000	191,838
YH Dimri Construction & Development Ltd.	1,596	53,131

		26,926,582

Road & Rail - 1.6%
Aurizon Holdings Ltd.	31,840	115,316
Canadian National Railway Co.	20,775	1,942,644
Canadian Pacific Railway Ltd.	4,200	1,116,412
Central Japan Railway Co.	6,200	1,234,737
ComfortDelGro Corp. Ltd.	106,400	169,161
East Japan Railway Co.	10,100	903,907
Firstgroup plc*	1,015,725	1,657,594
Fukuyama Transporting Co. Ltd.	1,000	33,999
Go-Ahead Group plc (The)	35,550	959,734
Hamakyorex Co. Ltd.	9,900	303,252
Hankyu Hanshin Holdings, Inc.	5,400	222,706

Investments	Shares	Value ($)
Hitachi Transport System Ltd.	2,700	78,719
Keikyu Corp.	6,000	112,156
Keio Corp.	2,800	162,237
Keisei Electric Railway Co. Ltd.	5,100	186,806
Kintetsu Group Holdings Co. Ltd.	8,100	431,213
Kyushu Railway Co.	2,100	69,461
Maruzen Showa Unyu Co. Ltd.	11,000	298,482
MTR Corp. Ltd.	41,264	233,292
Nankai Electric Railway Co. Ltd.	3,000	78,470
National Express Group plc	37,343	220,038
Nikkon Holdings Co. Ltd.	2,600	61,483
Nippon Express Co. Ltd.	3,700	196,974
Nishi-Nippon Railroad Co. Ltd.	1,000	23,527
Odakyu Electric Railway Co. Ltd.	15,200	341,627
Sankyu, Inc.	2,333	116,881
SBS Transit Ltd.	30,400	80,627
Seibu Holdings, Inc.	8,100	127,869
Seino Holdings Co. Ltd.	7,500	97,431
Senko Group Holdings Co. Ltd.(a)	123,600	1,005,815
Sixt SE	550	55,557
Sixt SE (Preference)	1,518	105,645
Stagecoach Group plc	371,325	668,141
Stef SA(a)	2,250	206,458
TFI International, Inc.	6,293	201,654
Tobu Railway Co. Ltd.	4,000	142,824
Tokyu Corp.	20,800	370,767
Tonami Holdings Co. Ltd.	5,000	231,121
Trancom Co. Ltd.	600	43,179
West Japan Railway Co.	6,400	547,618

		15,155,534

Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp.	3,100	167,892
ams AG*(a)	5,211	213,260
ASM International NV	2,100	256,111
ASM Pacific Technology Ltd.	5,000	68,320
ASML Holding NV	11,925	3,359,986
BE Semiconductor Industries NV(a)	4,080	173,669
Dialog Semiconductor plc*	720	31,812
Disco Corp.	1,200	286,091
Infineon Technologies AG	30,300	657,332
IQE plc*(a)	80,000	53,730
Japan Material Co. Ltd.	3,900	58,976
Lasertec Corp.	1,000	50,837
Melexis NV	495	35,327
Mimasu Semiconductor Industry Co. Ltd.	15,200	331,109
Nordic Semiconductor ASA*	26,372	167,940
Renesas Electronics Corp.*	37,500	245,998
Rohm Co. Ltd.	3,800	282,235
SCREEN Holdings Co. Ltd.(a)	1,800	97,652
Shinko Electric Industries Co. Ltd.(a)	5,800	70,584
Siltronic AG	1,900	205,673
SOITEC*	816	77,272
STMicroelectronics NV	20,175	565,432
SUMCO Corp.	7,600	122,009
Tokyo Electron Ltd.	4,300	971,998

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Tower Semiconductor Ltd.*	3,423	78,357
Ulvac, Inc.	1,700	63,210

		8,692,812

Software - 1.0%
Altium Ltd.(a)	5,461	145,613
AVEVA Group plc	2,580	167,259
BlackBerry Ltd.*	8,682	52,911
Blue Prism Group plc*(a)	4,832	111,085
Bravura Solutions Ltd.	5,168	19,132
Constellation Software, Inc.	604	635,284
Dassault Systemes SE	3,845	667,703
Descartes Systems Group, Inc. (The)*	4,000	179,441
Enghouse Systems Ltd.(a)	3,344	132,541
Fuji Soft, Inc.	1,600	65,396
GB Group plc	1,064	9,972
Hilan Ltd.	1,569	64,017
Infomart Corp.	11,000	88,905
IRESS Ltd.	8,665	81,211
Kinaxis, Inc.*	1,436	119,306
Lightspeed POS, Inc.*	836	27,181
Micro Focus International plc	16,275	219,943
Miroku Jyoho Service Co. Ltd.	1,000	28,048
Nemetschek SE	2,310	157,564
Nice Ltd.*	2,006	347,863
Open Text Corp.(a)	9,675	435,706
Oracle Corp. Japan	800	70,416
RIB Software SE	6,288	132,887
Sage Group plc (The)	28,125	273,757
SAP SE	29,400	3,838,703
SimCorp A/S	1,875	208,122
Software AG	1,320	44,104
Sophos Group plc(b)	11,880	87,290
Systena Corp.	5,200	88,950
Technology One Ltd.	23,180	132,212
Temenos AG (Registered)*	1,292	208,847
Trend Micro, Inc.	2,500	132,860
WiseTech Global Ltd.(a)	4,953	82,994

		9,057,223

Specialty Retail - 2.0%
ABC-Mart, Inc.	700	45,467
Accent Group Ltd.	18,000	20,425
Alpen Co. Ltd.	10,600	160,880
AOKI Holdings, Inc.(a)	15,200	150,619
Aoyama Trading Co. Ltd.	37,500	488,882
AP Eagers Ltd.	19,152	114,366
Arcland Sakamoto Co. Ltd.	26,000	291,461
Autobacs Seven Co. Ltd.	2,100	30,904
Bic Camera, Inc.	4,100	45,167
Bilia AB, Class A	62,325	684,766
Carasso Motors Ltd.	31,120	149,443
Card Factory plc	298,875	349,064
CECONOMY AG*	133,650	693,900
Chiyoda Co. Ltd.	2,800	38,156
Clas Ohlson AB, Class B	10,704	113,496
DCM Holdings Co. Ltd.(a)	15,200	146,552
Delek Automotive Systems Ltd.	18,941	113,422
Dixons Carphone plc	813,750	1,454,561

Investments	Shares	Value ($)
Dufry AG (Registered)*	380	32,994
Dunelm Group plc	2,604	39,784
EDION Corp.(a)	75,000	787,470
Fast Retailing Co. Ltd.(a)	1,900	1,040,236
Fenix Outdoor International AG	369	39,432
Fielmann AG	607	48,332
Fnac Darty SA*	15,224	743,347
Fox Wizel Ltd.	3,116	148,460
Geo Holdings Corp.	26,900	309,492
GrandVision NV(b)	4,788	146,766
Hennes & Mauritz AB, Class B(a)	25,650	563,235
Hikari Tsushin, Inc.	600	149,522
Hornbach Holding AG & Co. KGaA	6,450	407,430
Industria de Diseno Textil SA	31,950	1,075,310
JB Hi-Fi Ltd.(a)	6,840	181,605
JD Sports Fashion plc	8,827	95,623
JINS Holdings, Inc.	900	64,105
Joshin Denki Co. Ltd.	22,500	502,376
Joyful Honda Co. Ltd.	8,400	96,877
Kingfisher plc	76,701	206,259
Kohnan Shoji Co. Ltd.	22,500	497,186
Komeri Co. Ltd.	22,500	491,581
K’s Holdings Corp.	6,100	75,022
Leon’s Furniture Ltd.	17,475	214,052
LIXIL VIVA Corp.	15,800	326,685
Luk Fook Holdings International Ltd.(a)	241,672	659,821
Nishimatsuya Chain Co. Ltd.	1,300	11,263
Nitori Holdings Co. Ltd.	2,300	360,433
Nojima Corp.	30,000	604,235
PAL GROUP Holdings Co. Ltd.	1,800	53,559
Pets at Home Group plc	56,775	211,051
Premier Investments Ltd.	6,508	86,656
Sa Sa International Holdings Ltd.(a)	215,601	38,317
Shimachu Co. Ltd.(a)	1,300	37,662
Shimamura Co. Ltd.	1,700	129,557
SMCP SA*(b)	22,950	199,142
Super Retail Group Ltd.(a)	93,825	589,168
T-Gaia Corp.	7,600	189,325
United Arrows Ltd.	4,400	118,013
USS Co. Ltd.	6,200	114,407
Vivo Energy plc(b)	40,320	59,528
VT Holdings Co. Ltd.	58,300	242,592
Watches of Switzerland Group plc*(c)	72,000	354,395
WH Smith plc	3,339	105,283
World Co. Ltd.	15,200	338,261
Xebio Holdings Co. Ltd.	7,600	82,041
Yamada Denki Co. Ltd.	27,000	137,261
Yellow Hat Ltd.	30,200	488,728

		18,585,410

Technology Hardware, Storage & Peripherals - 0.4%
Brother Industries Ltd.	8,200	163,645
Canon, Inc.	33,600	894,832
Eizo Corp.	1,400	46,630
Elecom Co. Ltd.	5,700	233,501

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
FUJIFILM Holdings Corp.	15,000	758,961
Konica Minolta, Inc.	18,900	118,577
Logitech International SA (Registered)	3,669	164,952
MCJ Co. Ltd.	52,500	366,679
Quadient	23,850	574,072
Ricoh Co. Ltd.	25,900	300,854
Riso Kagaku Corp.	1,700	29,582
S&T AG	228	6,155
Seiko Epson Corp.	8,300	124,058
Toshiba TEC Corp.	3,800	151,635

		3,934,133

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	5,175	1,639,044
Asics Corp.	12,200	181,675
Brunello Cucinelli SpA	1,556	56,593
Burberry Group plc	13,125	337,896
Canada Goose Holdings, Inc.*(a)	912	27,335
Chow Sang Sang Holdings International Ltd.	228,000	268,671
Cie Financiere Richemont SA (Registered)	13,125	961,325
Coats Group plc	98,856	98,646
Crystal International Group Ltd.(a)(b)	570,000	199,668
Delta Galil Industries Ltd.	960	25,247
Descente Ltd.(a)	2,400	39,836
EssilorLuxottica SA - IM	2,578	384,973
EssilorLuxottica SA - MO	5,072	754,591
Gildan Activewear, Inc.	8,400	232,905
Goldwin, Inc.(a)	2,400	148,803
Gunze Ltd.	700	28,449
Hermes International	890	667,329
HUGO BOSS AG	2,107	99,937
Japan Wool Textile Co. Ltd. (The)	7,600	73,837
Kering SA	2,175	1,337,736
Kurabo Industries Ltd.	17,400	377,427
Li & Fung Ltd.(a)	4,200,000	373,218
LVMH Moet Hennessy Louis Vuitton SE	7,575	3,318,391
Moncler SpA	3,061	132,296
Onward Holdings Co. Ltd.	105,000	611,293
Pacific Textiles Holdings Ltd.	525,000	340,088
Pandora A/S	6,600	341,972
Puma SE	2,080	166,886
Regina Miracle International Holdings Ltd.(b)	20,000	12,028
Samsonite International SA(b)	59,400	113,523
Seiko Holdings Corp.(a)	22,800	567,344
Seiren Co. Ltd.	41,100	536,953
Stella International Holdings Ltd.	444,000	620,979
Swatch Group AG (The)	1,200	301,975
Swatch Group AG (The) (Registered)	1,465	71,423
Tod’s SpA(a)	245	9,916
TSI Holdings Co. Ltd.	64,800	309,696
Wacoal Holdings Corp.	1,500	40,744
Yondoshi Holdings, Inc.(a)	1,400	30,871

Investments	Shares	Value ($)
Yue Yuen Industrial Holdings Ltd.	22,000	61,340

		15,902,859

Thrifts & Mortgage Finance - 0.8%
Aareal Bank AG	43,800	1,437,730
Deutsche Pfandbriefbank AG(b)	100,575	1,625,046
Equitable Group, Inc.	7,725	615,348
Genworth Mortgage Insurance Australia Ltd.(a)	47,182	115,605
Home Capital Group, Inc.*	7,524	179,488
OneSavings Bank plc	289,991	1,630,747
Paragon Banking Group plc	220,800	1,478,578

		7,082,542

Tobacco - 0.8%
British American Tobacco plc	107,625	4,763,328
Imperial Brands plc	41,543	1,068,297
Japan Tobacco, Inc.	52,500	1,121,834
Scandinavian Tobacco Group A/S(b)	44,476	582,716
Swedish Match AB	5,850	331,020

		7,867,195

Trading Companies & Distributors - 2.2%
AddTech AB, Class B	4,329	132,718
Advan Co. Ltd.	6,400	76,586
Ashtead Group plc	16,950	548,533
BayWa AG	7,875	232,140
Beijer Ref AB	3,795	114,181
Brenntag AG	2,605	135,336
Bunzl plc	12,150	314,717
Cramo OYJ	38,025	577,730
Diploma plc	6,602	169,530
Ferguson plc	6,075	544,709
Finning International, Inc.	4,111	71,151
Grafton Group plc	11,760	142,619
Hanwa Co. Ltd.	34,200	846,599
Howden Joinery Group plc	27,225	247,053
IMCD NV	2,290	198,073
Inaba Denki Sangyo Co. Ltd.	39,100	996,755
Inabata & Co. Ltd.	34,200	467,633
Indutrade AB	2,198	79,267
ITOCHU Corp.	76,100	1,803,061
Japan Pulp & Paper Co. Ltd.	9,000	337,547
Kanamoto Co. Ltd.	31,123	782,490
Kanematsu Corp.	74,300	974,808
Marubeni Corp.	93,000	682,323
Mitani Corp.	7,500	420,030
Mitsubishi Corp.	75,000	1,953,453
Mitsui & Co. Ltd.	90,800	1,642,417
MonotaRO Co. Ltd.	2,800	69,028
Nagase & Co. Ltd.	4,900	69,080
Nichiden Corp.	22,500	427,227
Nippon Steel Trading Corp.	600	27,596
Nishio Rent All Co. Ltd.	16,100	439,989
Reece Ltd.(a)	5,999	44,698
Rexel SA	4,641	55,623
Richelieu Hardware Ltd.(a)	1,340	29,595
Russel Metals, Inc.	55,200	896,523
Seven Group Holdings Ltd.(a)	10,640	144,311
SIG plc(a)	524,925	640,059

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sojitz Corp.	61,700	197,536
Sumitomo Corp.	54,700	826,670
Toromont Industries Ltd.	3,554	183,135
Toyota Tsusho Corp.	15,900	562,592
Travis Perkins plc	12,450	254,626
Wakita & Co. Ltd.	30,000	283,434
Yamazen Corp.	69,700	661,727
Yuasa Trading Co. Ltd.	15,000	491,304

		20,796,212

Transportation Infrastructure - 0.4%
Aena SME SA(b)	1,875	347,317
Aeroports de Paris	1,385	262,461
ASTM SpA	3,971	115,913
Atlantia SpA	17,250	423,812
Atlas Arteria Ltd.(a)	43,663	237,641
Auckland International Airport Ltd.	22,876	128,056
Enav SpA(b)	12,657	81,704
Flughafen Zurich AG (Registered)	320	55,642
Fraport AG Frankfurt Airport Services Worldwide	890	66,417
Getlink SE	15,107	267,028
Hamburger Hafen und Logistik AG	1,220	30,123
James Fisher & Sons plc	1,322	34,330
Kamigumi Co. Ltd.	6,500	140,513
Port of Tauranga Ltd.	5,225	25,631
Qube Holdings Ltd.	87,375	201,217
SATS Ltd.	19,000	63,477
Signature Aviation plc	24,573	94,326
Sumitomo Warehouse Co. Ltd. (The)	7,600	100,693
Sydney Airport	47,250	265,388
Transurban Group	62,735	659,368
Westshore Terminals Investment Corp.(a)	5,020	61,035

		3,662,092

Water Utilities - 0.1%
Pennon Group plc	4,356	63,651
Severn Trent plc	9,600	326,365
United Utilities Group plc	19,125	255,509

		645,525

Wireless Telecommunication Services - 1.2%
1&1 Drillisch AG	987	24,238
Freenet AG	2,198	48,814
KDDI Corp.	76,800	2,317,782
Millicom International Cellular SA, SDR(a)	1,924	90,904
NTT DOCOMO, Inc.	33,600	963,189
Okinawa Cellular Telephone Co.	10,300	416,713
Rogers Communications, Inc., Class B	11,625	582,415
SmarTone Telecommunications Holdings Ltd.	4,740	3,492
Softbank Corp.(a)	45,000	621,119
SoftBank Group Corp.	78,282	3,267,498
StarHub Ltd.	107,300	113,204
Tele2 AB, Class B	13,284	200,390
VEON Ltd.	48,560	123,773

Investments	Shares	Value ($)
Vodafone Group plc	1,237,725	2,435,933

		11,209,464

TOTAL COMMON STOCKS (Cost $837,443,752)		937,826,956

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(e)

Metals & Mining - 0.0%(e)
Pan American Silver Corp., CVR* (Cost $–)	41,840	27,614

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.0%(e)

Equity Real Estate Investment Trusts (REITs) - 0.0%(e)
UK Commercial Property REIT Ltd. (Cost $21,348)	18,880	21,578

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.9%

REPURCHASE AGREEMENTS - 0.9%
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $4,045,687, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $4,138,263	4,045,158	4,045,158
Societe Generale, 1.73%, dated 1/31/2020, due 2/3/2020, repurchase price $4,000,577, collateralized by various Common Stocks; total market value $4,401,827	4,000,000	4,000,000

		8,045,158

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $8,045,158)		8,045,158

Total Investments - 100.3% (Cost $845,510,258)		945,921,306
Liabilities in excess of other assets - (0.3%)		(2,492,598)

Net Assets - 100.0%		943,428,708

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $58,741,444, collateralized in the form of cash with a value of $8,045,158 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $16,967,473 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.63%, and maturity dates ranging from February 11, 2020 – August 15, 2049 and $39,153,937 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 8, 2020 – September 20, 2117; a total value of $64,166,568.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $95,144, which represents approximately 0.01% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $8,045,158.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
CVR	Contingent Value Rights
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	42	03/20/2020	EUR	$1,693,751	$(47,108)
FTSE 100 Index	10	03/20/2020	GBP	951,411	(17,990)
Hang Seng Index	1	02/27/2020	HKD	168,920	(10,891)
S&P/TSX 60 Index	4	03/19/2020	CAD	623,946	14,593
SGX Nikkei 225 Index	12	03/12/2020	JPY	1,280,435	(19,943)
SPI 200 Index	3	03/19/2020	AUD	349,152	10,145

					$(71,194)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	152,617	Citibank NA	USD	200,000	03/18/2020	$1,415
GBP	347,245	Morgan Stanley	USD	450,000	03/18/2020	8,272
JPY	76,050,520	Toronto-Dominion Bank (The)	USD	700,000	03/18/2020	3,310
USD	234,000	JPMorgan Chase Bank	AUD	334,686	03/18/2020	9,761
USD	2,001,000	Toronto-Dominion Bank (The)	CAD	2,639,805	03/18/2020	5,074
USD	114,640	Citibank NA	DKK	763,595	03/18/2020	1,067
USD	500,000	Citibank NA	EUR	448,445	03/18/2020	1,706
USD	2,700,000	Toronto-Dominion Bank (The)	EUR	2,421,644	03/18/2020	9,171
USD	961,000	Morgan Stanley	JPY	103,894,142	03/18/2020	194
USD	90,793	Bank of New York	SEK	847,170	03/18/2020	2,720
USD	2,820	Citibank NA	SGD	3,828	03/18/2020	15

Total unrealized appreciation						$42,705

AUD	152,677	Citibank NA	USD	105,464	03/18/2020	$(3,171)
AUD	116,132	Toronto-Dominion Bank (The)	USD	80,000	03/18/2020	(2,192)
CAD	649,253	JPMorgan Chase Bank	USD	500,000	03/18/2020	(9,107)
CAD	2,060,850	Morgan Stanley	USD	1,564,737	03/18/2020	(6,552)
EUR	223,157	JPMorgan Chase Bank	USD	250,000	03/18/2020	(2,037)
EUR	2,206,794	Morgan Stanley	USD	2,471,493	03/18/2020	(19,395)
EUR	490,853	Toronto-Dominion Bank (The)	USD	550,000	03/18/2020	(4,585)
GBP	112,083	Toronto-Dominion Bank (The)	USD	150,000	03/18/2020	(2,080)
JPY	115,493,139	Morgan Stanley	USD	1,069,960	03/18/2020	(1,887)
SEK	2,341,529	Citibank NA	USD	250,000	03/18/2020	(6,571)
USD	355,942	Morgan Stanley	CHF	347,532	03/18/2020	(5,490)
USD	688,455	JPMorgan Chase Bank	GBP	522,415	03/18/2020	(995)
USD	98,466	Citibank NA	HKD	769,900	03/18/2020	(616)
USD	150,000	Citibank NA	JPY	16,327,875	03/18/2020	(999)

Total unrealized depreciation						$(65,677)

Net unrealized depreciation						$(22,972)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	US Dollar

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	4.6%
Austria	0.3
Belgium	1.0
Canada	9.1
Denmark	1.4
Finland	0.9
France	7.4
Germany	6.5
Hong Kong	3.0
Ireland	0.3
Israel	1.0
Italy	2.7
Japan	28.8
Netherlands	2.8
New Zealand	0.3
Norway	1.0
Portugal	0.2
Singapore	1.1
Spain	2.4
Sweden	2.9
Switzerland	5.5
United Kingdom	16.2
Other[1]	0.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi ve Ticaret A/S	17,019	66,711
AviChina Industry & Technology Co. Ltd., Class H	114,000	47,862
Bharat Electronics Ltd.	17,280	21,952
Embraer SA*	22,500	95,513
Hanwha Aerospace Co. Ltd.*	899	24,514
Korea Aerospace Industries Ltd.*	2,298	58,036
LIG Nex1 Co. Ltd.*	430	10,048
United Aircraft Corp. PJSC*^	25,155,036	267,446

		592,082

Air Freight & Logistics - 0.4%
BEST, Inc., ADR*	4,700	24,957
Gulf Warehousing Co.	2,888	4,204
Hyundai Glovis Co. Ltd.	1,275	157,255
Imperial Logistics Ltd.	162,975	552,395
Kerry TJ Logistics Co. Ltd.	14,000	18,028
Sinotrans Ltd., Class H	1,875,000	579,531
ZTO Express Cayman, Inc., ADR	12,150	263,898

		1,600,268

Airlines - 0.6%
Aegean Airlines SA	25,575	237,508
Aeroflot PJSC	34,339	57,705
Air Arabia PJSC*	2,046,450	846,884
Air China Ltd., Class H	150,000	124,406
AirAsia Group Bhd.	129,200	45,084
Asiana Airlines, Inc.*	2,987	11,428
Azul SA (Preference)*	7,500	104,008
Cebu Air, Inc.	184,500	272,231
China Airlines Ltd.	87,000	23,097
China Eastern Airlines Corp. Ltd., Class H*	132,000	60,859
China Southern Airlines Co. Ltd., Class H(a)	86,000	48,178
Eva Airways Corp.	142,798	57,669
Garuda Indonesia Persero Tbk. PT*	3,172,500	93,862
Gol Linhas Aereas Inteligentes SA (Preference)*	3,500	28,052
Hanjin Kal Corp.*	1,043	35,880
InterGlobe Aviation Ltd.(b)	2,997	57,886
Jeju Air Co. Ltd.*	755	13,905
Korean Air Lines Co. Ltd.*	3,150	62,506
Latam Airlines Group SA	8,442	70,089
Pegasus Hava Tasimaciligi A/S*	2,356	27,004
SpiceJet Ltd.*	7,072	9,564
Turk Hava Yollari AO*	47,850	109,371

		2,397,176

Auto Components - 0.9%
Apollo Tyres Ltd.	1,052	2,455
Balkrishna Industries Ltd.	938	14,063
Bharat Forge Ltd.	6,966	47,898

Investments	Shares	Value ($)
Bosch Ltd.	228	44,367
Cheng Shin Rubber Industry Co. Ltd.	75,000	97,694
China First Capital Group Ltd.*	66,000	2,125
Cub Elecparts, Inc.	2,949	21,135
Depo Auto Parts Ind Co. Ltd.	75,000	141,514
Endurance Technologies Ltd.(b)	1,456	22,230
Exide Industries Ltd.	5,676	15,682
Fuyao Glass Industry Group Co. Ltd., Class H(b)	14,400	41,541
Halla Holdings Corp.*	7,125	249,885
Hankook Tire & Technology Co. Ltd.*	4,950	119,197
Hanon Systems	6,000	52,859
Hota Industrial Manufacturing Co. Ltd.	9,826	39,032
Hyundai Mobis Co. Ltd.	4,125	794,301
Hyundai Wia Corp.*	618	22,219
Kenda Rubber Industrial Co. Ltd.	29,307	28,037
Korea Autoglass Corp.*	8,325	104,774
Kumho Tire Co., Inc.*	3,552	11,384
Mando Corp.*	2,175	61,225
Minth Group Ltd.(a)	22,000	68,282
Motherson Sumi Systems Ltd.	24,184	45,313
MRF Ltd.	36	35,151
Nan Kang Rubber Tire Co. Ltd.	20,000	32,176
Nemak SAB de CV(b)	496,600	205,539
Nexen Tire Corp.*	1,545	10,513
Nexteer Automotive Group Ltd.	75,000	55,635
S&T Motiv Co. Ltd.	7,350	240,200
Sebang Global Battery Co. Ltd.*	6,150	172,862
SL Corp.*	1,545	21,713
Sundram Fasteners Ltd.	3,224	23,169
Tianneng Power International Ltd.(a)	600,000	404,126
WABCO India Ltd.	172	16,407
Xinyi Glass Holdings Ltd.	150,000	189,313

		3,454,016

Automobiles - 1.4%
Astra International Tbk. PT	555,000	258,092
BAIC Motor Corp. Ltd., Class H(b)	1,387,500	691,525
Bajaj Auto Ltd.	2,325	103,614
Brilliance China Automotive Holdings Ltd.	150,000	134,644
BYD Co. Ltd., Class H(a)	17,500	92,628
China Motor Corp.*	24,400	30,168
Dongfeng Motor Group Co. Ltd., Class H	188,000	141,879
DRB-Hicom Bhd.	7,300	4,044
Eicher Motors Ltd.	450	127,950
Ford Otomotiv Sanayi A/S	5,629	70,539
Geely Automobile Holdings Ltd.	300,000	484,488
Great Wall Motor Co. Ltd., Class H(a)	187,500	125,565
Guangzhou Automobile Group Co. Ltd., Class H	150,000	152,223

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hero MotoCorp Ltd.	3,075	107,812
Hyundai Motor Co.	8,925	936,045
Hyundai Motor Co. (2nd Preference)	2,100	141,486
Hyundai Motor Co. (3rd Preference)	54	3,221
Hyundai Motor Co. (Preference)	1,200	73,701
Kia Motors Corp.	16,425	563,647
Mahindra & Mahindra Ltd.	19,125	152,006
Maruti Suzuki India Ltd.	3,375	326,988
NIO, Inc., ADR*(a)	15,200	57,456
Oriental Holdings Bhd.	22,800	35,774
Tata Motors Ltd.*	28,806	71,291
Tata Motors Ltd., Class A*	25,527	26,598
Tofas Turk Otomobil Fabrikasi A/S	6,639	29,285
TVS Motor Co. Ltd.	3,564	23,327
UMW Holdings Bhd.	20,800	19,897
Yadea Group Holdings Ltd.(a)(b)	900,000	232,971

		5,218,864

Banks - 14.3%
Absa Group Ltd.	42,750	391,717
Abu Dhabi Commercial Bank PJSC	170,175	354,435
Abu Dhabi Islamic Bank PJSC	67,650	105,905
AFFIN Bank Bhd.*	38,816	17,428
Agricultural Bank of China Ltd., Class H	1,725,000	670,904
Akbank T.A.S.*	139,593	192,655
Akbank T.A.S., ADR*	20,016	54,043
Al Khalij Commercial Bank PQSC	1,565,400	567,517
Al Rajhi Bank	36,225	641,082
Alinma Bank	21,375	147,551
Alior Bank SA*	2,987	20,468
Alliance Bank Malaysia Bhd.	73,800	44,122
Alpha Bank AE*	39,750	79,908
AMMB Holdings Bhd.	112,500	101,574
AU Small Finance Bank Ltd.(b)	2,288	34,127
Axis Bank Ltd.	61,800	631,619
Banco Bradesco SA*	33,392	244,975
Banco Bradesco SA (Preference)*	120,000	923,606
Banco Davivienda SA (Preference)	3,395	45,577
Banco de Bogota SA	6,450	167,603
Banco de Chile	1,115,850	109,810
Banco de Credito e Inversiones SA	1,575	65,721
Banco del Bajio SA(b)	25,800	42,495
Banco do Brasil SA*	75,000	851,928
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	15,000	70,520
Banco Santander Chile	1,900,350	93,957
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	40,000	57,279
Bancolombia SA	8,550	105,944
Bancolombia SA (Preference)	14,100	184,018
Bandhan Bank Ltd.(b)	8,208	51,802
Bangkok Bank PCL, NVDR	30,000	138,595
Bank Al Habib Ltd.	787,500	408,801
Bank AlBilad	11,925	86,609
Bank Alfalah Ltd.	1,050,000	339,428

Investments	Shares	Value ($)
Bank Al-Jazira	13,908	55,751
Bank Central Asia Tbk. PT	315,000	747,419
Bank Handlowy w Warszawie SA	2,012	29,254
Bank Mandiri Persero Tbk. PT	510,000	281,985
Bank Millennium SA*	25,240	38,651
Bank Negara Indonesia Persero Tbk. PT	427,500	225,412
Bank of Ayudhya PCL, NVDR	90,000	80,847
Bank of Baroda*	41,116	53,413
Bank of China Ltd., Class H	4,725,000	1,843,778
Bank of Chongqing Co. Ltd., Class H	450,000	240,505
Bank of Communications Co. Ltd., Class H	1,350,000	869,296
Bank of the Philippine Islands	54,750	88,862
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	249,600	18,005
Bank Pembangunan Daerah Jawa Timur Tbk. PT	2,685,000	122,895
Bank Polska Kasa Opieki SA	3,900	99,517
Bank Rakyat Indonesia Persero Tbk. PT	1,485,000	485,031
Bank Tabungan Negara Persero Tbk. PT	349,600	47,876
Bank Tabungan Pensiunan Nasional Syariah Tbk. PT*	91,200	29,454
Banque Saudi Fransi	13,275	131,264
BDO Unibank, Inc.	54,000	157,230
BIMB Holdings Bhd.	15,380	14,825
BNK Financial Group, Inc.*	18,450	104,491
BOC Hong Kong Holdings Ltd.	225,000	751,941
Canara Bank*	11,983	34,031
Capitec Bank Holdings Ltd.(a)	1,950	175,005
Chang Hwa Commercial Bank Ltd.	160,344	113,853
China Banking Corp.	978,074	482,976
China CITIC Bank Corp. Ltd., Class H	750,000	394,081
China Construction Bank Corp., Class H	6,075,000	4,655,082
China Everbright Bank Co. Ltd., Class H	225,000	90,697
China Merchants Bank Co. Ltd., Class H	225,000	1,098,211
China Minsheng Banking Corp. Ltd., Class H	375,000	263,687
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,100,000	968,203
CIMB Group Holdings Bhd.	187,500	225,567
City Union Bank Ltd.	9,675	31,354
Commercial Bank PSQC (The)	52,500	69,212
Commercial International Bank Egypt SAE	42,225	227,374
Credicorp Ltd.	1,875	387,337
Credit Agricole Egypt SAE	6,777	18,868
Credit Bank of Moscow PJSC	435,690	39,389
CTBC Financial Holding Co. Ltd.	1,200,000	875,898
DCB Bank Ltd.	1,720	4,299
DGB Financial Group, Inc.*	6,764	36,889
Doha Bank QPSC	120,926	91,002

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dubai Islamic Bank PJSC	112,500	174,891
E.Sun Financial Holding Co. Ltd.	376,721	350,421
Emirates NBD Bank PJSC	79,350	297,049
Eurobank Ergasias SA*	150,900	139,384
Far Eastern International Bank	123,013	48,458
Federal Bank Ltd.	45,798	58,629
First Abu Dhabi Bank PJSC	127,875	538,934
First Financial Holding Co. Ltd.	304,120	237,586
Grupo Aval Acciones y Valores SA (Preference)	229,275	97,064
Grupo Bolivar SA	30,150	691,019
Grupo Elektra SAB de CV(a)	1,875	137,086
Grupo Financiero Banorte SAB de CV, Class O	150,000	920,473
Grupo Financiero Inbursa SAB de CV, Class O	67,500	76,677
Grupo Security SA	828,112	187,250
Habib Bank Ltd.	32,200	33,972
Hana Financial Group, Inc.	17,925	499,316
Hong Leong Bank Bhd.	22,500	87,848
Hong Leong Financial Group Bhd.	5,000	19,693
Housing & Development Bank	49,725	137,405
Hua Nan Financial Holdings Co. Ltd.	241,350	172,969
Huishang Bank Corp. Ltd.*‡(c)	158,000	—
Huishang Bank Corp. Ltd., Class H	1,725,000	637,581
ICICI Bank Ltd.	91,275	672,371
IDFC First Bank Ltd.*	76,061	43,383
Indian Bank*	97,575	141,459
IndusInd Bank Ltd.	14,550	256,683
Industrial & Commercial Bank of China Ltd., Class H	4,800,000	3,226,828
Industrial Bank of Korea	14,925	134,617
ING Bank Slaski SA	1,275	66,726
Intercorp Financial Services, Inc.*(b)	1,040	43,836
Itau CorpBanca	7,069,861	34,346
Itau Unibanco Holding SA (Preference)	142,500	1,094,448
Itausa - Investimentos Itau SA	31,109	95,513
Itausa - Investimentos Itau SA (Preference)	127,500	383,701
JB Financial Group Co. Ltd.*	12,283	52,663
Jiangxi Bank Co. Ltd., Class H(b)	375,000	197,523
Karur Vysya Bank Ltd. (The)	272,184	182,899
Kasikornbank PCL, NVDR	75,000	338,065
KB Financial Group, Inc.	23,924	882,213
Kiatnakin Bank PCL, NVDR	30,000	65,688
King’s Town Bank Co. Ltd.	52,000	59,042
Komercni banka A/S	2,400	82,749
Kotak Mahindra Bank Ltd.	23,700	561,882
Krung Thai Bank PCL, NVDR	217,500	112,344
LH Financial Group PCL, NVDR	3,532,500	154,129
Malayan Banking Bhd.	180,000	370,278
Masraf Al Rayan QSC	114,300	129,337
mBank SA*	532	50,910
MCB Bank Ltd.	50,900	69,385
Mega Financial Holding Co. Ltd.	300,000	313,317
Metropolitan Bank & Trust Co.	42,560	48,019

Investments	Shares	Value ($)
Moneta Money Bank A/S(b)	10,390	38,064
National Bank of Greece SA*	19,675	62,882
National Bank of Pakistan*	450,500	128,148
National Commercial Bank	39,975	500,220
Nedbank Group Ltd.	21,825	284,768
Oriental Bank of Commerce*	127,725	90,212
OTP Bank Nyrt.	6,375	295,420
Philippine National Bank*	532,500	333,140
Piraeus Bank SA*	9,431	33,675
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	600,000	374,763
Powszechna Kasa Oszczednosci Bank Polski SA	22,950	202,405
Public Bank Bhd.	90,000	408,492
Punjab National Bank*	25,105	21,267
Qatar International Islamic Bank QSC	20,420	52,494
Qatar Islamic Bank SAQ	37,500	171,999
Qatar National Bank QPSC	125,025	701,871
RBL Bank Ltd.(b)	3,686	16,442
RHB Bank Bhd.	172,500	239,513
Riyad Bank	38,775	243,481
Rizal Commercial Banking Corp.	43,139	16,974
Samba Financial Group	28,575	230,763
Santander Bank Polska SA	975	71,989
Saudi Investment Bank (The)*	12,975	60,794
Sberbank of Russia PJSC	660,000	2,604,422
Sberbank of Russia PJSC (Preference)	66,738	237,144
Security Bank Corp.	13,750	47,880
Shanghai Commercial & Savings Bank Ltd. (The)	134,568	222,728
Shengjing Bank Co. Ltd., Class H(b)	525,000	464,494
Shinhan Financial Group Co. Ltd.	27,300	896,753
Siam Commercial Bank PCL (The), NVDR	97,500	306,545
SinoPac Financial Holdings Co. Ltd.	300,000	128,108
Standard Bank Group Ltd.	78,150	820,498
State Bank of India*	50,775	226,596
Syndicate Bank*	346,875	119,583
Taichung Commercial Bank Co. Ltd.	76,000	30,567
Taishin Financial Holding Co. Ltd.	694,278	325,202
Taiwan Business Bank	167,462	68,462
Taiwan Cooperative Financial Holding Co. Ltd.	312,000	214,823
Thanachart Capital PCL, NVDR	45,000	75,072
Tisco Financial Group PCL, NVDR	18,800	62,124
TMB Bank PCL, NVDR	1,230,000	55,640
Turkiye Garanti Bankasi A/S*	122,175	242,921
Turkiye Halk Bankasi A/S*	52,026	60,154
Turkiye Is Bankasi A/S, Class C*	96,225	116,563
Turkiye Sinai Kalkinma Bankasi A/S*	1,202,325	275,219
Turkiye Vakiflar Bankasi TAO, Class D*	57,228	63,109
Union Bank of India*	335,400	234,544

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Union Bank of Taiwan*	175,296	67,022
Union Bank of the Philippines	356,250	445,050
United Bank Ltd.	21,500	23,630
VTB Bank PJSC	329,361,531	239,118
Woori Financial Group, Inc.	29,475	251,014
Yapi ve Kredi Bankasi A/S*	80,342	39,869
Yes Bank Ltd.	51,148	28,134

		53,825,263

Beverages - 0.5%
Ambev SA*	127,500	532,586
Anadolu Efes Biracilik ve Malt Sanayii A/S	10,922	45,221
Arca Continental SAB de CV	13,700	77,494
Becle SAB de CV(a)	10,700	19,819
Carabao Group PCL, NVDR	13,100	37,299
Carlsberg Brewery Malaysia Bhd.	5,100	40,695
China Resources Beer Holdings Co. Ltd.	39,107	182,569
Cia Cervecerias Unidas SA	5,700	50,292
Coca-Cola Embonor SA (Preference), Class B	4,368	6,001
Coca-Cola Femsa SAB de CV	15,000	91,135
Coca-Cola Icecek A/S	4,540	35,121
Distell Group Holdings Ltd.	3,420	29,641
Embotelladora Andina SA (Preference), Class B	9,513	24,829
Emperador, Inc.	145,600	20,681
Fomento Economico Mexicano SAB de CV(a)	52,500	472,800
Fraser & Neave Holdings Bhd.	3,700	29,669
Heineken Malaysia Bhd.	1,900	12,917
Hey Song Corp.	2,000	2,178
Hite Jinro Co. Ltd.*	1,790	45,056
Lotte Chilsung Beverage Co. Ltd.*	150	15,606
Osotspa PCL, NVDR	22,400	31,800
Tsingtao Brewery Co. Ltd., Class H	10,000	55,764
United Breweries Ltd.	1,379	24,427
United Spirits Ltd.*	6,536	56,697
Varun Beverages Ltd.	1,161	12,481
Vina Concha y Toro SA	1,616	2,902

		1,955,680

Biotechnology - 0.3%
3SBio, Inc.*(b)	33,480	43,031
ABLBio, Inc.*	1,133	16,779
Alteogen, Inc.*	151	8,083
Amicogen, Inc.*	514	10,178
Anterogen Co. Ltd.*	328	9,302
BeiGene Ltd.*	14,600	172,043
Biocon Ltd.	9,530	39,311
Celltrion, Inc.*	3,150	436,087
China Biologic Products Holdings, Inc.*	456	52,850
Genexine Co. Ltd.*	650	27,705
Green Cross Cell Corp.*	258	8,139
Green Cross Corp.*	300	31,086
Green Cross Holdings Corp.*	1,787	30,662
G-treeBNT Co. Ltd.*	525	11,761
Helixmith Co. Ltd.*	681	44,111

Investments	Shares	Value ($)
Hugel, Inc.*	104	38,158
Innovent Biologics, Inc.*(a)(b)	23,000	88,861
iNtRON Biotechnology, Inc.*	920	9,070
Medy-Tox, Inc.	161	43,889
OBI Pharma, Inc.*	2,584	10,521
PharmaEngine, Inc.	4,172	7,637
PharmaEssentia Corp.*	9,000	30,984
Seegene, Inc.*	999	25,230
SillaJen, Inc.*	2,522	27,509
TaiMed Biologics, Inc.*	8,000	24,496
Tanvex BioPharma, Inc.*	9,000	12,438
Zai Lab Ltd., ADR*	700	35,693

		1,295,614

Building Products - 0.2%
Astral Poly Technik Ltd.	237	4,063
China Lesso Group Holdings Ltd.	75,000	97,361
IS Dongseo Co. Ltd.*	1,106	26,586
Kajaria Ceramics Ltd.	2,608	21,215
Kyung Dong Navien Co. Ltd.*	208	7,173
LG Hausys Ltd.*	5,625	230,550
Taiwan Glass Industry Corp.	56,000	19,279
Trakya Cam Sanayii A/S	373,125	251,244
Xxentria Technology Materials Corp.	125,000	254,477

		911,948

Capital Markets - 1.7%
B3 SA - Brasil Bolsa Balcao	60,000	676,768
Banco BTG Pactual SA*	5,200	91,265
Bolsa Mexicana de Valores SAB de CV	6,900	15,873
Brait SE*	3,724	2,038
Bursa Malaysia Bhd.	17,700	23,971
Capital Securities Corp.	103,000	34,778
China Cinda Asset Management Co. Ltd., Class H	600,000	121,315
China Everbright Ltd.	48,000	74,304
China Galaxy Securities Co. Ltd., Class H	225,000	113,009
China Huarong Asset Management Co. Ltd., Class H(b)	600,000	79,589
China International Capital Corp. Ltd., Class H(a)(b)	30,400	53,323
China Merchants Securities Co. Ltd., Class H(a)(b)	660,000	763,281
CITIC Securities Co. Ltd., Class H(a)	150,000	292,856
Coronation Fund Managers Ltd.	7,009	19,626
CSC Financial Co. Ltd., Class H(b)	712,500	564,318
Daishin Securities Co. Ltd.*	564	5,040
Daishin Securities Co. Ltd. (Preference)*	1,603	11,432
Daou Technology, Inc.*	22,950	344,678
Dubai Financial Market PJSC*	67,052	17,270
Edelweiss Financial Services Ltd.	11,236	15,014
Egyptian Financial Group-Hermes Holding Co.	9,880	10,080
GF Securities Co. Ltd., Class H	90,000	99,563

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Guotai Junan International Holdings Ltd.(a)	2,325,000	398,234
Guotai Junan Securities Co. Ltd., Class H(b)	34,800	55,932
Haitong Securities Co. Ltd., Class H	180,000	176,409
Hanwha Investment & Securities Co. Ltd.*	154,425	251,361
HDFC Asset Management Co. Ltd.(b)	862	38,344
Huatai Securities Co. Ltd., Class H(b)	45,000	71,514
IBF Financial Holdings Co. Ltd.	47,398	18,436
Indiabulls Ventures Ltd.	9,273	22,930
Investec Ltd.	9,525	53,374
Jih Sun Financial Holdings Co. Ltd.	99,410	32,907
JM Financial Ltd.	11,544	17,067
JSE Ltd.	4,205	30,838
KIWOOM Securities Co. Ltd.*	915	54,431
Korea Investment Holdings Co. Ltd.*	2,775	154,833
Kresna Graha Investama Tbk. PT*	187,300	6,584
Macquarie Korea Infrastructure Fund	11,250	109,494
Meritz Securities Co. Ltd.	22,050	67,712
Mirae Asset Daewoo Co. Ltd.*	19,800	114,462
Mirae Asset Daewoo Co. Ltd. (Preference)*	6,840	21,751
Moscow Exchange MICEX-RTS PJSC	40,711	70,031
NH Investment & Securities Co. Ltd.*	7,725	71,621
Nippon Life India Asset Management Ltd.(b)	5,244	26,724
Noah Holdings Ltd., ADR*(a)	800	27,144
PSG Konsult Ltd.	3,256	1,954
Reinet Investments SCA	7,950	170,984
Samsung Securities Co. Ltd.	4,200	124,219
Shenwan Hongyuan Group Co. Ltd., Class H*(b)	1,200,000	282,811
Shinyoung Securities Co. Ltd.	2,775	123,401
Warsaw Stock Exchange	1,040	11,221
Yuanta Securities Korea Co. Ltd.*	80,250	182,471

		6,218,585

Chemicals - 3.4%
Acron PJSC	380	28,765
Advanced Petrochemical Co.	3,851	49,472
AECI Ltd.	101,325	701,192
AK Holdings, Inc.*	5,100	129,869
Akzo Nobel India Ltd.	832	23,861
Alpek SAB de CV(a)	14,100	13,207
Asian Paints Ltd.	9,000	226,477
Barito Pacific Tbk. PT*	757,500	72,394
Batu Kawan Bhd.	17,400	69,294
Berger Paints India Ltd.	5,453	42,805
Braskem SA (Preference), Class A	7,700	56,850
Castrol India Ltd.	9,090	17,204

Investments	Shares	Value ($)
Chambal Fertilizers and Chemicals Ltd.	5,408	13,714
Chandra Asri Petrochemical Tbk. PT	51,500	33,095
China General Plastics Corp.	300,000	189,679
China Lumena New Materials Corp.*‡(c)	888,000	—
China Man-Made Fiber Corp.	1,200,425	298,825
China Petrochemical Development Corp.	76,000	20,378
China Risun Group Ltd., Class H(a)(b)	900,000	293,243
China Steel Chemical Corp.	8,000	31,779
Ciech SA*	21,300	213,881
Coromandel International Ltd.	1,898	16,806
D&L Industries, Inc.	110,800	19,182
DCM Shriram Ltd.	35,025	182,126
Dongjin Semichem Co. Ltd.*	206	3,025
Dongyue Group Ltd.	1,050,000	482,749
Eastern Polymer Group PCL, NVDR	52,200	9,462
Ecopro Co. Ltd.	624	10,733
Egypt Kuwait Holding Co. SAE	36,677	46,580
ENF Technology Co. Ltd.*	8,325	194,531
Engro Corp. Ltd.	21,970	48,523
Engro Fertilizers Ltd.	543,000	237,661
Eternal Materials Co. Ltd.	46,010	41,046
Fauji Fertilizer Co. Ltd.	61,000	41,482
Finolex Industries Ltd.	145	1,139
Foosung Co. Ltd.*	1,768	12,490
Formosa Chemicals & Fibre Corp.	111,000	311,957
Formosa Plastics Corp.	122,000	377,199
Fufeng Group Ltd.*(a)	975,000	379,206
Grand Pacific Petrochemical*	675,000	380,971
Grupa Azoty SA*	3,090	19,820
Hansol Chemical Co. Ltd.*	224	20,486
Hanwha Solutions Corp.	7,275	102,852
Huabao International Holdings Ltd.	750,000	243,403
Huchems Fine Chemical Corp.*	398	6,512
Indorama Ventures PCL, NVDR	135,000	122,353
Kansai Nerolac Paints Ltd.	2,196	15,367
KCC Corp.	170	28,741
Kolon Industries, Inc.*	822	29,139
Korea Petrochemical Ind Co. Ltd.*	3,565	279,672
Kumho Petrochemical Co. Ltd.	1,200	65,847
LG Chem Ltd.*	1,425	403,522
LG Chem Ltd. (Preference)*	152	22,892
Lotte Chemical Corp.*	900	143,097
Lotte Chemical Titan Holding Bhd.(b)	41,200	20,610
LOTTE Fine Chemical Co. Ltd.*	1,217	39,874
Mesaieed Petrochemical Holding Co.	122,475	73,667
Misr Fertilizers Production Co. SAE	1,204	4,317
Miwon Specialty Chemical Co. Ltd.	2,625	163,863
Namhae Chemical Corp.*	1,040	6,763
Nan Ya Plastics Corp.	169,000	389,927
National Industrialization Co.*	14,935	51,031

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
National Petrochemical Co.	4,256	28,698
Nizhnekamskneftekhim PJSC	36,480	63,215
OCI Co. Ltd.*	721	33,756
Orbia Advance Corp. SAB de CV	37,500	87,635
Oriental Union Chemical Corp.	34,000	22,228
Petkim Petrokimya Holding A/S*	90,370	60,851
Petronas Chemicals Group Bhd.	75,000	113,287
PhosAgro PJSC	1,741	67,258
PI Industries Ltd.	1,268	27,665
Pidilite Industries Ltd.	3,750	79,462
PTT Global Chemical PCL, NVDR	97,500	153,272
Sahara International Petrochemical Co.	11,932	54,953
Sasa Polyester Sanayi A/S	2,128	2,898
Sasol Ltd.	34,350	547,718
Saudi Arabian Fertilizer Co.	5,625	112,440
Saudi Basic Industries Corp.	25,350	591,185
Saudi Industrial Investment Group	15,225	95,765
Saudi Kayan Petrochemical Co.*	24,450	64,839
Scientex Bhd.	8,700	19,213
Shinkong Synthetic Fibers Corp.	1,275,000	489,589
Sinofert Holdings Ltd.*	1,370,000	134,091
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,700,000	691,960
SK Chemicals Co. Ltd.*	213	10,347
SK Discovery Co. Ltd.*	228	4,457
SK Materials Co. Ltd.*	65	8,524
SKC Co. Ltd.*	956	41,790
SKCKOLONPI, Inc.*	520	16,994
Sociedad Quimica y Minera de Chile SA (Preference), Class B	3,225	89,814
Soda Sanayii A/S	30,857	34,286
Solar Industries India Ltd.	1,040	18,469
Songwon Industrial Co. Ltd.*	15,525	171,291
Soulbrain Co. Ltd.*	835	68,588
SRF Ltd.	774	41,045
Supreme Industries Ltd.	1,204	23,526
Taekwang Industrial Co. Ltd.*	30	23,484
Taiwan Styrene Monomer	375,000	239,581
Tata Chemicals Ltd.	1,541	16,222
TOA Paint Thailand PCL, NVDR	12,000	13,859
TSRC Corp.	34,000	25,886
Unid Co. Ltd.	4,725	174,435
Unipar Carbocloro SA (Preference)	37,500	286,960
UPL Ltd.	17,226	127,111
Vinythai PCL, NVDR	157,500	121,776
Yanbu National Petrochemical Co.	8,325	116,932

		12,793,962

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	225,000	161,110
Cleanaway Co. Ltd.	3,000	15,691
Country Garden Services Holdings Co. Ltd.	37,887	123,933
ECOVE Environment Corp.	1,000	7,051
Greentown Service Group Co. Ltd.(a)(b)	30,000	31,835
KEPCO Plant Service & Engineering Co. Ltd.*	1,144	36,042

Investments	Shares	Value ($)
S-1 Corp.	684	52,282
Sunny Friend Environmental Technology Co. Ltd.	3,000	26,416
Taiwan Secom Co. Ltd.	11,165	32,820
Taiwan Shin Kong Security Co. Ltd.	8,240	10,106

		497,286

Communications Equipment - 0.2%
Accton Technology Corp.	17,000	91,728
Advanced Ceramic X Corp.	1,000	10,129
Gemtek Technology Corp.*	300,000	235,857
KMW Co. Ltd.*	618	25,693
Seojin System Co. Ltd.*	10,950	249,438
Sterlite Technologies Ltd.	81,818	143,152
Wistron NeWeb Corp.	10,093	23,621
ZTE Corp., Class H*	23,400	76,394

		856,012

Construction & Engineering - 1.7%
Acter Group Corp. Ltd.	44,000	249,793
BES Engineering Corp.	55,000	13,400
Budimex SA	460	21,773
CH Karnchang PCL, NVDR	737	471
China Communications Construction Co. Ltd., Class H	300,000	213,267
China Communications Services Corp. Ltd., Class H	2,100,000	1,425,260
China Energy Engineering Corp. Ltd., Class H	5,400,000	632,848
China Railway Construction Corp. Ltd., Class H	133,500	131,181
China Railway Group Ltd., Class H	225,000	124,309
China State Construction International Holdings Ltd.	108,000	86,373
Continental Holdings Corp.	369,000	155,129
CTCI Corp.	23,000	28,703
Daelim Industrial Co. Ltd.*	1,875	127,428
Daewoo Engineering & Construction Co. Ltd.*	16,050	58,579
Dilip Buildcon Ltd.(b)	28,520	163,408
Engineers India Ltd.	7,880	10,104
Gamuda Bhd.	73,300	69,043
GEK Terna Holding Real Estate Construction SA*	1,216	11,050
GS Engineering & Construction Corp.*	4,725	111,004
HDC Holdings Co. Ltd.*	35,068	295,703
HDC Hyundai Development Co-Engineering & Construction, Class E*	1,236	21,674
Hyundai Engineering & Construction Co. Ltd.*	4,950	158,653
IJM Corp. Bhd.	86,400	44,697
Kalpataru Power Transmission Ltd.	542	3,380
KEC International Ltd.	516	2,447
KEPCO Engineering & Construction Co., Inc.*	602	9,950
Kumho Industrial Co. Ltd.*	18,900	150,172
Larsen & Toubro Ltd.	8,479	162,696

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Larsen & Toubro Ltd., GDR(b)	296	5,606
Malaysian Resources Corp. Bhd.	83,200	13,603
Metallurgical Corp. of China Ltd., Class H	2,625,000	513,851
PP Persero Tbk. PT	2,842,500	287,268
Samsung Engineering Co. Ltd.*	5,445	78,807
Sinopec Engineering Group Co. Ltd., Class H	1,200,000	652,166
Sino-Thai Engineering & Construction PCL, NVDR	41,571	20,139
Sterling & Wilson Solar Ltd.*(b)	15,225	62,569
Taeyoung Engineering & Construction Co. Ltd.*	2,884	33,393
Tekfen Holding A/S	13,958	44,894
Totalindo Eka Persada Tbk. PT*	262,900	3,466
United Integrated Services Co. Ltd.	5,000	31,117
Voltas Ltd.	1,251	12,170
Waskita Karya Persero Tbk. PT	385,600	34,734
Wijaya Karya Persero Tbk. PT	164,800	22,810

		6,299,088

Construction Materials - 1.5%
ACC Ltd.	1,926	40,610
Ambuja Cements Ltd.	20,064	57,500
Anhui Conch Cement Co. Ltd., Class H	75,000	483,908
Asia Cement China Holdings Corp.	38,000	48,351
Asia Cement Corp.	150,000	224,188
BBMG Corp., Class H	1,950,000	527,373
Cahya Mata Sarawak Bhd.	32,900	17,341
Cementos Argos SA	5,520	10,476
Cementos Argos SA (Preference)	10,296	15,542
Cementos Pacasmayo SAA	4,992	9,081
CEMEX Latam Holdings SA*	7,998	9,784
Cemex SAB de CV(a)	907,500	364,573
Chia Hsin Cement Corp.	450,000	306,117
China National Building Material Co. Ltd., Class H	252,050	243,776
China Resources Cement Holdings Ltd.	150,000	169,803
China Shanshui Cement Group Ltd.*	1,125,000	385,388
Dalmia Bharat Ltd.	1,648	20,175
Eagle Cement Corp.	62,400	15,591
Eugene Corp.*	50,025	174,396
Grasim Industries Ltd.	8,250	90,053
Grupo Argos SA	7,752	39,563
Grupo Argos SA (Preference)	5,396	20,481
Grupo Cementos de Chihuahua SAB de CV(a)	2,700	13,975
Hanil Cement Co. Ltd.*	1,950	126,799
Huaxin Cement Co. Ltd., Class B	277,500	482,850
Indocement Tunggal Prakarsa Tbk. PT	52,500	63,342
Lucky Cement Ltd.	10,400	32,077
POSCO Chemical Co. Ltd.	1,144	55,096
Qatar National Cement Co. QSC	988	1,411
Ramco Cements Ltd. (The)	268	2,935
Saudi Cement Co.	2,237	40,185

Investments	Shares	Value ($)
Semen Indonesia Persero Tbk. PT	90,000	78,762
Shree Cement Ltd.	300	96,725
Siam Cement PCL (The), NVDR	15,000	172,281
Siam City Cement PCL, NVDR	4,700	28,197
Southern Province Cement Co.	1,634	30,311
Ssangyong Cement Industrial Co. Ltd.	6,660	27,744
Taiwan Cement Corp.	300,000	417,591
TPI Polene PCL, NVDR	377,200	18,999
UltraTech Cement Ltd.	3,220	199,276
Waskita Beton Precast Tbk. PT	9,712,500	184,932
West China Cement Ltd.	2,250,000	365,105
Yanbu Cement Co.	2,888	31,366

		5,744,029

Consumer Finance - 1.0%
360 Finance, Inc., ADR*(a)	45,000	410,850
AEON Credit Service M Bhd.	4,400	13,937
Aju Capital Co. Ltd.*	13,500	144,985
Bajaj Finance Ltd.	5,475	334,980
Cholamandalam Investment and Finance Co. Ltd.	9,985	45,834
Gentera SAB de CV	907,500	1,020,806
KRUK SA	1	42
Krungthai Card PCL, NVDR	36,800	40,436
LexinFintech Holdings Ltd., ADR*(a)	52,575	699,247
Mahindra & Mahindra Financial Services Ltd.	9,847	50,969
Manappuram Finance Ltd.	6,929	18,260
Muangthai Capital PCL, NVDR	20,600	42,958
Muthoot Finance Ltd.	3,784	40,442
Qudian, Inc., ADR*(a)	103,082	296,876
Safmar Financial Investment	52,078	390,149
Samsung Card Co. Ltd.	1,140	36,299
Shriram Transport Finance Co. Ltd.	4,500	64,359
Srisawad Corp. PCL, NVDR	27,303	65,695
Sundaram Finance Ltd.	1,310	30,142
Transaction Capital Ltd.	17,028	27,779
Yixin Group Ltd.*(a)(b)	122,000	25,767
Yulon Finance Corp.	1,100	4,042

		3,804,854

Containers & Packaging - 0.4%
Cheng Loong Corp.	900,000	586,911
Greatview Aseptic Packaging Co. Ltd.	12,000	4,791
Klabin SA	22,500	109,255
Lock&Lock Co. Ltd.*	728	8,521
Taiwan Hon Chuan Enterprise Co. Ltd.	225,000	449,866
Vitro SAB de CV, Series A	97,500	212,956

		1,372,300

Distributors - 0.0%(d)
Inter Cars SA	402	24,562

Diversified Consumer Services - 0.4%
China Education Group Holdings Ltd.(a)(b)	13,000	16,022

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Maple Leaf Educational Systems Ltd.(a)	56,000	20,193
China Yuhua Education Corp. Ltd.(b)	28,000	19,580
Cogna Educacao	45,000	122,366
Fu Shou Yuan International Group Ltd.	42,000	35,483
Lung Yen Life Service Corp.	14,000	28,548
MegaStudyEdu Co. Ltd.*	7,350	273,193
New Oriental Education & Technology Group, Inc., ADR*	3,450	419,348
TAL Education Group, ADR*	11,475	572,602
Virscend Education Co. Ltd.*(b)	67,000	15,531
Wisdom Education International Holdings Co. Ltd.(b)	40,000	15,248
YDUQS Part	7,500	92,512

		1,630,626

Diversified Financial Services - 0.9%
Aditya Birla Capital Ltd.*	14,160	19,685
Bajaj Holdings & Investment Ltd.	1,005	48,650
Bank of Greece	15,975	281,486
Chailease Holding Co. Ltd.	37,827	159,026
China Shandong Hi-Speed Financial Group Ltd.*(a)	7,650,000	234,971
Corp. Financiera Colombiana SA*	5,016	47,596
CSSC Hong Kong Shipping Co. Ltd.(b)	1,050,000	152,803
Far East Horizon Ltd.	150,000	133,292
FirstRand Ltd.	110,250	424,844
Grupo de Inversiones Suramericana SA	15,600	145,750
Grupo de Inversiones Suramericana SA (Preference)	7,200	58,650
Haci Omer Sabanci Holding A/S	77,100	125,602
Hankook Technology Group Co. Ltd.*	2,460	27,348
Inversiones La Construccion SA	28,671	261,379
L&T Finance Holdings Ltd.	25,376	41,661
Meritz Financial Group, Inc.	947	8,502
Metro Pacific Investments Corp.	836,000	52,795
NICE Holdings Co. Ltd.*	728	13,560
Power Finance Corp. Ltd.*	40,092	65,539
PSG Group Ltd.	5,250	74,990
REC Ltd.	41,700	83,976
Remgro Ltd.	31,875	387,825
RMB Holdings Ltd.	23,625	116,129
Yuanta Financial Holding Co. Ltd.	750,000	489,093

		3,455,152

Diversified Telecommunication Services - 1.5%
Asia Pacific Telecom Co. Ltd.*	68,164	17,826
Bharti Infratel Ltd.	25,800	89,775
China Telecom Corp. Ltd., Class H	900,000	352,355
China Tower Corp. Ltd., Class H(b)	1,350,000	283,391
China Unicom Hong Kong Ltd.	150,000	126,338
Chunghwa Telecom Co. Ltd.	112,000	400,410
CITIC Telecom International Holdings Ltd.	1,350,000	469,420

Investments	Shares	Value ($)
Emirates Telecommunications Group Co. PJSC	49,200	218,071
Hellenic Telecommunications Organization SA	7,725	115,571
Jasmine International PCL, NVDR	76,400	12,378
LG Uplus Corp.*	14,550	161,755
Link Net Tbk. PT	31,200	8,386
Magyar Telekom Telecommunications plc	381,375	568,243
O2 Czech Republic A/S	3,092	31,908
Oi SA*	4,882,500	1,119,722
Ooredoo QPSC	51,900	98,782
Orange Polska SA*	14,014	25,308
Rostelecom PJSC	72,832	100,283
Rostelecom PJSC (Preference)	15,392	18,737
Sarana Menara Nusantara Tbk. PT	963,500	59,623
Saudi Telecom Co.	17,700	430,706
Telecom Egypt Co.	37,657	29,411
Telefonica Brasil SA (Preference)	24,889	345,909
Telekom Malaysia Bhd.	60,000	56,515
Telekomunikasi Indonesia Persero Tbk. PT	1,312,500	365,251
Telesites SAB de CV*	22,200	16,311
Telkom SA SOC Ltd.	17,936	38,576
TIME dotCom Bhd.	3,000	6,786
Tower Bersama Infrastructure Tbk. PT	406,500	34,532
True Corp. PCL, NVDR	338,400	40,821
Turk Telekomunikasyon A/S*	19,746	25,569

		5,668,669

Electric Utilities - 1.5%
Adani Transmission Ltd.*	6,748	31,405
Alupar Investimento SA	3,500	24,227
Celsia SA ESP	11,648	15,423
Centrais Eletricas Brasileiras SA	18,300	167,958
Centrais Eletricas Brasileiras SA (Preference), Class B	15,000	143,462
CESC Ltd.	55,800	555,400
CEZ A/S	5,100	111,766
Cia de Transmissao de Energia Eletrica Paulista (Preference)	15,000	77,927
Cia Energetica de Minas Gerais*	6,200	24,157
Cia Energetica de Minas Gerais (Preference)*	30,000	104,955
Cia Paranaense de Energia (Preference)	7,500	128,860
EDP - Energias do Brasil SA*	15,000	78,453
Enea SA*	17,968	33,213
Enel Americas SA	2,260,772	445,246
Enel Chile SA	637,428	60,420
Energa SA*	181,466	335,896
Energisa SA	7,500	96,829
Enerjisa Enerji A/S(b)	7,676	10,401
Engie Energia Chile SA	32,626	45,639
Equatorial Energia SA	52,500	292,892
Federal Grid Co. Unified Energy System PJSC	20,265,298	69,486
First Philippine Holdings Corp.	191,250	250,773

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Inter RAO UES PJSC	2,174,292	196,808
Interconexion Electrica SA ESP	12,225	67,103
Korea District Heating Corp.*	2,775	97,091
Korea Electric Power Corp.	7,125	151,545
Light SA	7,600	40,728
Manila Electric Co.	9,750	49,105
Moscow United Electric Grid Co. PJSC	12,300,000	240,375
Mosenergo PJSC	6,975,000	252,322
PGE Polska Grupa Energetyczna SA*	55,650	98,418
Power Grid Corp. of India Ltd.	98,250	257,268
ROSSETI PJSC	1,466,436	36,753
RusHydro PJSC	7,156,324	77,127
Saudi Electricity Co.	23,775	125,719
SJVN Ltd.	347,325	123,388
Tata Power Co. Ltd. (The)	40,668	33,112
Tauron Polska Energia SA*	950,175	364,006
Tenaga Nasional Bhd.	82,500	250,842
TGC-1 PJSC	645,000,000	133,216
Torrent Power Ltd.	5,978	25,954
Transmissora Alianca de Energia Eletrica SA	7,600	55,063

		5,780,731

Electrical Equipment - 0.8%
ABB India Ltd.	2,058	37,802
ABB Power Products & Systems India Ltd.*(c)	412	789
AcBel Polytech, Inc.	375,000	289,235
Bharat Heavy Electricals Ltd.	37,473	22,450
Bizlink Holding, Inc.	1,103	8,179
China High Speed Transmission Equipment Group Co. Ltd.	20,000	12,054
Doosan Heavy Industries & Construction Co. Ltd.*	10,271	47,139
Ecopro BM Co. Ltd.	515	22,858
ElSewedy Electric Co.	56,334	40,218
Feelux Co. Ltd.*	1,427	7,471
Finolex Cables Ltd.	2,600	14,478
Graphite India Ltd.	43,950	183,788
Gunkul Engineering PCL, NVDR	144,480	12,237
Havells India Ltd.	6,300	53,220
Honbridge Holdings Ltd.*	3,506,000	142,229
Kung Long Batteries Industrial Co. Ltd.	5,000	25,075
LS Corp.*	1,800	60,184
LS Industrial Systems Co. Ltd.*	927	40,989
Shanghai Electric Group Co. Ltd., Class H	2,700,000	803,230
Shihlin Electric & Engineering Corp.	16,000	23,887
Taihan Electric Wire Co. Ltd.*	7,800	3,920
Teco Electric and Machinery Co. Ltd.	75,000	67,157
V-Guard Industries Ltd.	1,032	3,261
Voltronic Power Technology Corp.	1,389	33,611
Walsin Lihwa Corp.	150,000	73,488
WEG SA	22,500	207,506

Investments	Shares	Value ($)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	675,000	715,431
Zhuzhou CRRC Times Electric Co. Ltd., Class H	20,200	68,418

		3,020,304

Electronic Equipment, Instruments & Components - 3.5%
AAC Technologies Holdings, Inc.(a)	20,500	147,185
Asia Optical Co., Inc.	13,000	37,224
AU Optronics Corp.	600,000	200,602
Aurora Corp.	4,900	14,598
BH Co. Ltd.*	19,800	352,192
Camsing International Holding Ltd.*(c)	22,000	3,287
Career Technology MFG. Co. Ltd.	11,330	11,270
Chang Wah Electromaterials, Inc.	26,000	140,289
Chilisin Electronics Corp.	181,490	708,922
China Railway Signal & Communication Corp. Ltd., Class H(b)	1,275,000	619,036
Chroma ATE, Inc.	12,000	59,783
Compeq Manufacturing Co. Ltd.	33,000	44,679
Concraft Holding Co. Ltd.	3,512	15,637
Coretronic Corp.*	375,000	454,335
Daea TI Co. Ltd.*	1,964	7,745
Daeduck Electronics Co.	618	4,719
Delta Electronics, Inc.	59,000	279,288
Elite Material Co. Ltd.	11,000	42,057
Flytech Technology Co. Ltd.	235	563
Foxconn Technology Co. Ltd.	75,000	150,204
General Interface Solution Holding Ltd.	13,000	43,464
Genius Electronic Optical Co. Ltd.	3,237	57,434
Hana Microelectronics PCL, NVDR	22,400	25,332
Hannstar Board Corp.	271,343	338,179
HannStar Display Corp.	103,000	25,572
Hollysys Automation Technologies Ltd.	48,178	718,334
Hon Hai Precision Industry Co. Ltd.	766,000	2,109,676
Honeywell Automation India Ltd.	76	29,824
Iljin Materials Co. Ltd.*	936	37,696
Inari Amertron Bhd.	78,000	33,499
Innolux Corp.	600,000	174,782
ITEQ Corp.	7,000	30,819
Kaimei Electronic Corp.	150,000	189,430
KCE Electronics PCL, NVDR	27,600	16,558
Kingboard Holdings Ltd.	38,000	101,302
Kingboard Laminates Holdings Ltd.	64,000	66,432
L&F Co. Ltd.	574	11,077
Largan Precision Co. Ltd.	3,300	524,893
LG Display Co. Ltd.	14,925	192,847
LG Innotek Co. Ltd.	553	70,526
Lotes Co. Ltd.	3,256	33,951
Mcnex Co. Ltd.	10,650	315,877
Merry Electronics Co. Ltd.	4,161	20,386
Pan-International Industrial Corp.	343,000	230,491

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Partron Co. Ltd.	38,795	362,935
Prosperity Dielectrics Co. Ltd.	75,000	152,190
Redington India Ltd.	253,575	408,307
Samsung Electro-Mechanics Co. Ltd.	1,800	188,782
Samsung SDI Co. Ltd.	1,575	364,727
SFA Engineering Corp.*	1,204	41,216
Simplo Technology Co. Ltd.	6,200	65,881
Sinbon Electronics Co. Ltd.	3,253	13,891
Sunny Optical Technology Group Co. Ltd.	21,800	355,711
Supreme Electronics Co. Ltd.	337,000	364,789
Synnex Technology International Corp.	93,000	115,446
Taiwan PCB Techvest Co. Ltd.	225,000	247,277
Taiwan Union Technology Corp.	7,000	29,312
Telcon RF Pharmaceutical, Inc.*	2,328	9,522
Tong Hsing Electronic Industries Ltd.	6,000	30,090
Tripod Technology Corp.	30,000	111,722
Unimicron Technology Corp.	41,000	52,456
VS Industry Bhd.	22,800	7,511
Wah Lee Industrial Corp.	150,000	276,573
Walsin Technology Corp.	9,378	65,347
Wintek Corp.*‡(c)	64,000	—
WiSoL Co. Ltd.*	18,075	203,976
WPG Holdings Ltd.	101,440	127,602
WT Microelectronics Co. Ltd.	483,182	612,595
Yageo Corp.	17,575	224,858
Zhen Ding Technology Holding Ltd.	37,150	146,957

		13,271,669

Energy Equipment & Services - 0.1%
China Oilfield Services Ltd., Class H	50,000	73,279
Dialog Group Bhd.	127,500	101,739
Gulf International Services QSC*	23,256	9,964
Sapura Energy Bhd.	195,700	11,700
Serba Dinamik Holdings Bhd.	54,180	29,747
TMK PJSC	314,250	273,679
Yinson Holdings Bhd.	25,000	37,823

		537,931

Entertainment - 0.7%
Alibaba Pictures Group Ltd.*(a)	520,000	74,335
Bilibili, Inc., ADR*(a)	2,660	57,323
CD Projekt SA	2,175	157,898
CJ CGV Co. Ltd.*	670	14,757
Com2uSCorp	367	31,347
Gamania Digital Entertainment Co. Ltd.	6,000	11,142
iDreamSky Technology Holdings Ltd.*(b)	450,000	287,447
IMAX China Holding, Inc.(b)	1,900	3,538
International Games System Co. Ltd.	2,000	32,176
iQIYI, Inc., ADR*(a)	7,876	175,162
Jcontentree Corp.*	239	7,861
JYP Entertainment Corp.*	1,093	22,651

Investments	Shares	Value ($)
Major Cineplex Group PCL, NVDR	25,300	17,208
Nan Hai Corp. Ltd.(a)	15,000,000	179,655
NCSoft Corp.*	450	240,131
NetDragon Websoft Holdings Ltd.	225,000	548,236
NetEase, Inc., ADR	2,025	649,539
Netmarble Corp.*(b)	1,275	95,851
NHN Corp.*	624	39,528
Pearl Abyss Corp.*	108	16,456
PVR Ltd.	1,040	28,520
SM Entertainment Co. Ltd.*	831	22,904
SMI Holdings Group Ltd.*(c)	72,000	21,698
Soft-World International Corp.	5,000	13,423
Webzen, Inc.*	474	5,826
Wemade Co. Ltd.*	723	19,412
XPEC Entertainment, Inc.*‡(c)	14,800	—

		2,774,024

Equity Real Estate Investment Trusts (REITs) - 1.1%
Attacq Ltd.	22,672	17,428
Concentradora Fibra Danhos SA de CV	18,800	28,829
CPN Retail Growth Leasehold REIT	44,100	51,287
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,731,675	483,191
Equites Property Fund Ltd.	11,527	15,262
Fibra Uno Administracion SA de CV	82,500	135,232
Fortress REIT Ltd., Class A	76,950	94,652
Fortress REIT Ltd., Class B	37,279	18,615
Growthpoint Properties Ltd.	176,175	247,710
Hyprop Investments Ltd.	222,101	797,665
IGB REIT	68,800	32,234
Investec Property Fund Ltd.	419,325	391,104
KLCCP Stapled Group	18,100	34,584
Korea Asset In Trust Co. Ltd.	47,438	117,018
Macquarie Mexico Real Estate Management SA de CV(b)	19,100	25,846
Pavilion REIT	46,200	19,278
PLA Administradora Industrial S de RL de CV	708,000	1,148,189
Prologis Property Mexico SA de CV	10,400	22,985
Redefine Properties Ltd.	324,000	155,309
Resilient REIT Ltd.	6,232	27,048
Sunway REIT	39,400	17,498
Vukile Property Fund Ltd.	32,833	39,182
YTL Hospitality REIT	43,000	13,956
Yuexiu REIT	56,000	36,853

		3,970,955

Food & Staples Retailing - 0.9%
Abdullah Al Othaim Markets Co.	1,957	46,474
Al Meera Consumer Goods Co. QSC	1,990	8,614
Atacadao SA*	7,700	40,705
Avenue Supermarts Ltd.*(b)	3,225	96,444
Berli Jucker PCL	500	658
Berli Jucker PCL, NVDR	44,500	58,534

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BGF retail Co. Ltd.*	264	36,548
Bid Corp. Ltd.	10,500	232,583
BIM Birlesik Magazalar A/S	13,800	112,475
Cencosud SA	48,975	60,551
Cia Brasileira de Distribuicao (Preference)*	3,933	78,306
Clicks Group Ltd.	8,400	136,801
Cosco Capital, Inc.	2,430,000	290,663
CP ALL PCL, NVDR	120,000	272,377
Dino Polska SA*(b)	1,596	66,861
Dis-Chem Pharmacies Ltd.(b)	17,784	30,518
Dongsuh Cos., Inc.	2,427	33,192
E-MART, Inc.*	1,200	111,759
Eurocash SA	4,433	22,228
Grupo Comercial Chedraui SA de CV	10,400	13,672
GS Retail Co. Ltd.*	1,264	42,050
Hyundai Greenfood Co. Ltd.*	2,808	24,267
InRetail Peru Corp.(b)	1,467	55,159
Magnit PJSC	4,350	253,671
Massmart Holdings Ltd.	5,387	19,168
Migros Ticaret A/S*	152	640
Organizacion Soriana SAB de CV, Class B	17,200	21,766
Philippine Seven Corp.	5,321	14,451
Pick n Pay Stores Ltd.	13,275	57,483
President Chain Store Corp.	18,000	177,861
Puregold Price Club, Inc.	26,060	19,585
Raia Drogasil SA*	7,500	218,019
Shoprite Holdings Ltd.	13,650	106,528
Sok Marketler Ticaret A/S*	7,298	13,169
SPAR Group Ltd. (The)	4,950	63,270
Sun Art Retail Group Ltd.	75,000	89,538
Taiwan FamilyMart Co. Ltd.	3,000	21,649
Taiwan TEA Corp.	8,000	4,197
Wal-Mart de Mexico SAB de CV	142,500	413,158

		3,365,592

Food Products - 1.7%
Alicorp SAA	17,026	45,902
Almarai Co. JSC	8,175	103,495
Astra Agro Lestari Tbk. PT	20,800	18,089
Avanti Feeds Ltd.	2,250	20,877
AVI Ltd.	11,025	56,891
Binggrae Co. Ltd.*	321	14,247
Bombay Burmah Trading Co.	14,400	228,489
BRF SA*	23,100	165,145
Britannia Industries Ltd.	1,725	77,374
Camil Alimentos SA*	99,400	209,116
Century Pacific Food, Inc.	17,700	5,223
Charoen Pokphand Foods PCL, NVDR	97,500	93,840
Charoen Pokphand Indonesia Tbk. PT	232,700	113,325
China Agri-Industries Holdings Ltd.	152,000	81,629
China Foods Ltd.(a)	46,789	17,716
China Huiyuan Juice Group Ltd.*(c)	24,000	6,243

Investments	Shares	Value ($)
China Mengniu Dairy Co. Ltd.*	75,000	278,175
China Modern Dairy Holdings Ltd.*	76,000	9,494
CJ CheilJedang Corp.*	206	41,050
CJ CheilJedang Corp. (Preference)*	104	8,988
CP Pokphand Co. Ltd.	204,000	17,865
Daesang Corp.*	18,069	317,612
Dali Foods Group Co. Ltd.(b)	45,500	32,170
Dongwon F&B Co. Ltd.*	79	13,920
Dongwon Industries Co. Ltd.*	1,143	193,721
Dutch Lady Milk Industries Bhd.	700	7,003
FGV Holdings Bhd.*	38,800	11,456
Genting Plantations Bhd.	10,400	26,647
GlaxoSmithKline Consumer Healthcare Ltd.	214	26,492
Gruma SAB de CV, Class B(a)	7,125	75,626
Grupo Bimbo SAB de CV, Series A(a)	45,000	80,423
Grupo Lala SAB de CV(a)	16,800	15,043
Grupo Nutresa SA	7,652	55,317
Harim Holdings Co. Ltd.*	7	46
Health & Happiness H&H International Holdings Ltd.	10,000	42,435
Indofood CBP Sukses Makmur Tbk. PT	57,100	47,566
Indofood Sukses Makmur Tbk. PT	157,500	90,255
Industrias Bachoco SAB de CV, Series B	7,300	29,246
IOI Corp. Bhd.	90,000	99,707
Japfa Comfeed Indonesia Tbk. PT	350,200	38,469
JBS SA	30,000	193,623
Juhayna Food Industries	35,793	21,634
Kernel Holding SA	2,533	30,692
KRBL Ltd.	2,726	10,110
Kuala Lumpur Kepong Bhd.	15,000	83,455
Lien Hwa Industrial Holdings Corp.	23,967	29,910
Lotte Food Co. Ltd.*	450	135,923
Mayora Indah Tbk. PT	83,900	11,797
Minerva SA*	127,500	355,953
Namchow Holdings Co. Ltd.	6,000	9,851
Namyang Dairy Products Co. Ltd.*	35	12,069
Naturecell Co. Ltd.*	782	3,878
Nestle India Ltd.	675	145,291
Nestle Malaysia Bhd.	1,700	59,861
Nong Shim Holdings Co. Ltd.*	1,650	107,153
NongShim Co. Ltd.	56	10,854
Oceana Group Ltd.	2,143	9,022
Orion Corp.*	750	64,501
Orion Holdings Corp.*	1,890	24,659
Ottogi Corp.*	94	39,987
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	10,550
Pioneer Foods Group Ltd.(a)	1,936	14,056
PPB Group Bhd.	19,680	89,420
QL Resources Bhd.	28,330	57,379
Samyang Corp.*	2,700	95,826
Samyang Foods Co. Ltd.	86	7,324
Samyang Holdings Corp.*	5,317	248,931

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
San Miguel Food and Beverage, Inc.	15,960	22,890
Savola Group (The)*	8,475	80,752
Sawit Sumbermas Sarana Tbk. PT	135,700	7,950
Sime Darby Plantation Bhd.	81,300	100,583
SLC Agricola SA	75,000	399,813
SPC Samlip Co. Ltd.*	191	12,211
Standard Foods Corp.	17,652	40,436
Tata Global Beverages Ltd.	4,024	21,621
Thai Union Group PCL, NVDR	45,100	22,138
Thai Vegetable Oil PCL, NVDR	15,570	14,611
Tiger Brands Ltd.	5,700	74,862
Tingyi Cayman Islands Holding Corp.	54,000	91,519
Tongaat Hulett Ltd.*(a)(c)	150,870	132,871
Ulker Biskuvi Sanayi A/S*	9,138	35,636
Uni-President China Holdings Ltd.	42,000	43,055
Uni-President Enterprises Corp.	150,000	360,489
United Plantations Bhd.	3,700	23,565
Universal Robina Corp.	26,250	74,882
Want Want China Holdings Ltd.	150,000	124,599
Yihai International Holding Ltd.*	14,000	79,602
Zhou Hei Ya International Holdings Co. Ltd.(b)	14,000	6,941

		6,471,062

Gas Utilities - 0.6%
Aygaz A/S	83,850	185,072
Beijing Enterprises Holdings Ltd.	33,000	145,134
China Gas Holdings Ltd.(a)	60,000	237,994
China Resources Gas Group Ltd.	26,000	137,619
China Tian Lun Gas Holdings Ltd.	225,000	189,796
ENN Energy Holdings Ltd.	22,500	263,976
GAIL India Ltd.	55,200	93,177
Great Taipei Gas Co. Ltd.	21,000	21,897
Grupo Energia Bogota SA ESP	86,672	60,606
Gujarat State Petronet Ltd.	8,528	30,308
Indraprastha Gas Ltd.	7,224	51,378
Infraestructura Energetica Nova SAB de CV	15,000	70,377
Korea Gas Corp.*	1,875	51,129
Kunlun Energy Co. Ltd.	256,000	200,451
Mahanagar Gas Ltd.(b)	1,456	23,946
Perusahaan Gas Negara Tbk. PT	390,100	48,709
Petronas Gas Bhd.	25,200	98,389
Promigas SA ESP	10,792	23,317
Samchully Co. Ltd.*	1,950	128,435
Zhongyu Gas Holdings Ltd.	10,000	9,015

		2,070,725

Health Care Equipment & Supplies - 0.1%
Dentium Co. Ltd.*	344	14,042
DIO Corp.*	520	16,579
Ginko International Co. Ltd.	3,000	18,422
Hartalega Holdings Bhd.	45,000	65,007
Kossan Rubber Industries	34,400	41,132
Lifetech Scientific Corp.*	82,000	14,784
Microport Scientific Corp.	11,098	12,192
Pihsiang Machinery Manufacturing Co. Ltd.*‡(c)	5,000	—

Investments	Shares	Value ($)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	76,000	90,927
St Shine Optical Co. Ltd.	2,000	27,277
Top Glove Corp. Bhd.	54,100	77,229
Value Added Technology Co. Ltd.*	510	13,308

		390,899

Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	3,228	75,102
Bangkok Chain Hospital PCL, NVDR	4,800	2,387
Bangkok Dusit Medical Services PCL, NVDR	120,000	95,861
Bumrungrad Hospital PCL, NVDR	10,300	44,115
Celltrion Healthcare Co. Ltd.*	2,443	117,246
Chabiotech Co. Ltd.*	1,560	17,539
China Resources Medical Holdings Co. Ltd.(a)	30,000	16,072
Chularat Hospital PCL, NVDR	183,100	15,860
Dr Lal PathLabs Ltd.(b)	430	10,673
Fleury SA	7,200	52,232
Fortis Healthcare Ltd.*	9,651	20,754
Genertec Universal Medical Group Co. Ltd.(b)	937,500	642,314
Hapvida Participacoes e Investimentos SA(b)	5,300	74,503
HLB Life Science Co. Ltd.*	1,132	21,228
IHH Healthcare Bhd.	90,000	125,183
Instituto Hermes Pardini SA	1,800	12,342
Jinxin Fertility Group Ltd.*(b)	28,000	37,791
KPJ Healthcare Bhd.	145,424	34,777
Life Healthcare Group Holdings Ltd.	48,943	81,705
Medipost Co. Ltd.*	446	12,180
Mitra Keluarga Karyasehat Tbk. PT(b)	157,500	29,989
Mouwasat Medical Services Co.	2,060	44,198
Netcare Ltd.	49,561	66,249
Notre Dame Intermedica Participacoes SA	15,000	246,452
Odontoprev SA	12,000	49,592
Qualicorp Consultoria e Corretora de Seguros SA	6,600	64,035
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	60,000	112,197
Sinopharm Group Co. Ltd., Class H	30,000	98,520

		2,221,096

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.*	100,000	141,148
Ping An Healthcare and Technology Co. Ltd.*(b)	5,200	44,902

		186,050

Hotels, Restaurants & Leisure - 0.6%
Alsea SAB de CV*	21,900	52,973
Altus San Nicolas Corp.*(c)	2,005	205
AmRest Holdings SE*	994	12,326
Ananti, Inc.*	1,058	8,051
Asset World Corp. PCL, NVDR*	182,400	31,307

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Berjaya Sports Toto Bhd.	11,300	6,976
BK Brasil Operacao e Assessoria a Restaurantes SA*	2,800	10,720
Bloomberry Resorts Corp.	88,700	15,705
Central Plaza Hotel PCL	1,600	1,114
Central Plaza Hotel PCL, NVDR	31,200	21,721
China Travel International Investment Hong Kong Ltd.(a)	1,950,000	313,913
CVC Brasil Operadora e Agencia de Viagens SA*	7,500	64,061
DoubleUGames Co. Ltd.*	312	12,369
Formosa International Hotels Corp.	2,311	11,705
Genting Bhd.	135,000	181,186
Genting Malaysia Bhd.	97,500	71,852
Gourmet Master Co. Ltd.	4,868	16,598
Grand Korea Leisure Co. Ltd.	1,040	15,968
Haidilao International Holding Ltd.(b)	24,164	93,359
Hana Tour Service, Inc.	403	15,182
Huazhu Group Ltd., ADR(a)	3,300	113,850
Indian Hotels Co. Ltd. (The)	22,940	45,747
Jollibee Foods Corp.	11,480	43,183
Jubilant Foodworks Ltd.	2,771	73,403
Kangwon Land, Inc.*	3,600	83,215
Magnum Bhd.	19,400	12,072
Minor International PCL, NVDR	60,000	59,191
MK Restaurants Group PCL, NVDR	10,400	23,105
OPAP SA	5,325	66,388
Paradise Co. Ltd.*	2,112	30,125
Saudi Airlines Catering Co.	893	24,467
Thomas Cook India Ltd.	2,244	1,766
Travellers International Hotel Group, Inc.(c)	209,900	22,382
Tsogo Sun Gaming Ltd.	466,969	339,965
Xiabuxiabu Catering Management China Holdings Co. Ltd.*(a)(b)	11,500	12,337
Yum China Holdings, Inc.	10,875	468,386

		2,376,873

Household Durables - 0.6%
Arcelik A/S*	17,879	62,435
Crompton Greaves Consumer Electricals Ltd.	16,568	66,044
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,400	77,393
Dom Development SA	7,575	185,521
Ez Tec Empreendimentos e Participacoes SA	3,515	45,734
Haier Electronics Group Co. Ltd.	33,000	100,085
Hanssem Co. Ltd.*	650	38,885
Kasen International Holdings Ltd.*	32,000	14,012
LG Electronics, Inc.	6,375	352,488
LG Electronics, Inc. (Preference)	1,345	29,623
MRV Engenharia e Participacoes SA	15,000	73,258
Nien Made Enterprise Co. Ltd.	4,000	32,772
PIK Group PJSC	5,594	38,127
Skyworth Group Ltd.	1,500,000	405,672

Investments	Shares	Value ($)
Symphony Ltd.	1,272	21,672
Tatung Co. Ltd.*	73,000	47,363
TCL Electronics Holdings Ltd.	675,000	305,123
TTK Prestige Ltd.	242	19,626
Whirlpool of India Ltd.	674	23,361
Woongjin Coway Co. Ltd.	1,725	127,075

		2,066,269

Household Products - 0.2%
Hindustan Unilever Ltd.	20,325	579,422
Jyothy Labs Ltd.	3,300	7,150
Kimberly-Clark de Mexico SAB de CV, Class A*	41,000	84,458
Unilever Indonesia Tbk. PT	187,500	109,163
Vinda International Holdings Ltd.	3,000	7,271

		787,464

Independent Power and Renewable Electricity Producers - 1.4%
Aboitiz Power Corp.	34,200	21,766
Adani Green Energy Ltd.*	13,148	34,907
Adani Power Ltd.*	20,413	17,464
AES Gener SA	216,720	40,300
AES Tiete Energia SA	2	2
AES Tiete Energia SA - UNIT*	135,000	481,776
AES Tiete Energia SA (Preference)	30	21
B Grimm Power PCL, NVDR	26,600	52,910
Banpu Power PCL, NVDR	41,600	19,752
BCPG PCL, NVDR	41,600	21,220
Beijing Enterprises Clean Energy Group Ltd.*	30,000,000	204,768
CGN New Energy Holdings Co. Ltd.	1,050,000	132,519
CGN Power Co. Ltd., Class H(b)	675,000	166,905
China Everbright Greentech Ltd.(b)	525,000	249,488
China Longyuan Power Group Corp. Ltd., Class H	225,000	133,872
China Power International Development Ltd.	228,000	44,338
China Resources Power Holdings Co. Ltd.	104,000	140,365
Cia Energetica de Sao Paulo (Preference), Class B	7,600	56,574
Colbun SA	277,172	40,326
Datang International Power Generation Co. Ltd., Class H	2,550,000	446,625
Electricity Generating PCL, NVDR	9,200	89,727
Energy Absolute PCL, NVDR	52,500	72,847
Eneva SA*	7,500	76,751
Engie Brasil Energia SA	8,450	102,925
First Gen Corp.	82,400	32,908
GCL New Energy Holdings Ltd.*	6,900,000	124,406
Global Power Synergy PCL, NVDR	20,868	56,237
Gulf Energy Development PCL, NVDR	25,800	159,336
Huadian Power International Corp. Ltd., Class H	1,500,000	496,465
Huaneng Power International, Inc., Class H	264,000	125,457

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Huaneng Renewables Corp. Ltd., Class H	304,000	124,890
Hub Power Co. Ltd. (The)*	712,500	448,671
JSW Energy Ltd.	22,880	20,216
Malakoff Corp. Bhd.	2,800	560
NHPC Ltd.	79,420	27,268
NTPC Ltd.	150,225	237,577
OGK-2 PJSC	30,711,410	280,871
Ratch Group PCL, NVDR	9,300	20,289
SPCG PCL, NVDR	427,500	274,302
Taiwan Cogeneration Corp.	18,000	19,306
Terna Energy SA*	933	8,416
TPI Polene Power PCL, NVDR	156,000	21,521
Unipro PJSC	284,000	13,073

		5,139,917

Industrial Conglomerates - 1.9%
3M India Ltd.*	131	42,190
Aamal Co.	1,585,818	347,565
Aboitiz Equity Ventures, Inc.	69,360	67,272
AG Anadolu Grubu Holding A/S	108,525	363,019
Alfa SAB de CV, Class A	157,500	117,721
Alliance Global Group, Inc.*	243,200	51,673
AntarChile SA	8,809	81,408
Ayala Corp.	7,500	107,196
BGF Co. Ltd.*	26,475	113,955
Bidvest Group Ltd. (The)	10,650	146,975
Boustead Holdings Bhd.*	31,200	6,281
CJ Corp.*	900	62,525
DMCI Holdings, Inc.	149,300	17,917
Dogan Sirketler Grubu Holding A/S	1,014,150	345,675
Doosan Co. Ltd.	688	36,194
Doosan Co. Ltd. (Preference)	376	17,856
Dubai Investments PJSC	1,602,675	571,605
Enka Insaat ve Sanayi A/S	31,920	37,600
Far Eastern New Century Corp.	127,000	118,554
Fosun International Ltd.	162,500	218,065
Godrej Industries Ltd.	3,377	19,609
Grupo Carso SAB de CV, Series A1(a)	11,100	39,975
GT Capital Holdings, Inc.	2,280	30,277
Hanwha Corp.*	2,700	49,272
Hanwha Corp. (Preference)*	1,425	15,304
HAP Seng Consolidated Bhd.	23,700	56,272
Hong Leong Industries Bhd.	8,600	20,063
Hyosung Corp.*	721	43,072
Industries Qatar QSC	51,075	139,716
JG Summit Holdings, Inc.	85,500	117,914
KAP Industrial Holdings Ltd.	2,357,499	579,964
KOC Holding A/S	68,550	223,804
LG Corp.*	7,950	468,922
Lotte Corp.	2,175	64,419
LT Group, Inc.	131,600	25,372
Mytilineos SA	4,712	48,459
Opus Global Nyrt.*(a)	189,075	175,236
Quinenco SA	12,939	22,291
Reunert Ltd.	142,356	582,635
Samsung C&T Corp.	2,550	232,139
San Miguel Corp.	17,400	47,856

Investments	Shares	Value ($)
Shanghai Industrial Holdings Ltd.	37,000	65,567
Siemens Ltd.*	2,163	45,476
Sigdo Koppers SA	16,555	20,616
Sime Darby Bhd.	105,100	55,910
SK Holdings Co. Ltd.	2,325	459,401
SM Investments Corp.	13,500	257,889
Top Frontier Investment Holdings, Inc.*	39,000	142,711
Turkiye Sise ve Cam Fabrikalari A/S	38,243	35,527

		6,956,914

Insurance - 3.6%
Bajaj Finserv Ltd.	1,050	138,927
Bangkok Life Assurance PCL, NVDR	367,500	227,551
BB Seguridade Participacoes SA	22,500	183,128
Bupa Arabia for Cooperative Insurance Co.	1,339	36,687
Cathay Financial Holding Co. Ltd.	525,000	706,453
China Development Financial Holding Corp.	900,000	276,772
China Life Insurance Co. Ltd.*	225,000	183,968
China Life Insurance Co. Ltd., Class H	225,000	545,918
China Pacific Insurance Group Co. Ltd., Class H	165,000	555,674
China Reinsurance Group Corp., Class H	5,325,000	761,214
China Taiping Insurance Holdings Co. Ltd.	90,000	189,854
Cholamandalam Financial Holdings Ltd.	3,206	24,578
Co. for Cooperative Insurance (The)*	2,678	53,531
DB Insurance Co. Ltd.	3,300	117,674
Discovery Ltd.	13,875	108,210
Fanhua, Inc., ADR(a)	1,580	37,304
Fubon Financial Holding Co. Ltd.	450,000	671,075
General Insurance Corp. of India(b)	8,949	31,353
Hanwha Life Insurance Co. Ltd.*	22,248	38,267
HDFC Life Insurance Co. Ltd.(b)	15,300	128,476
Hyundai Marine & Fire Insurance Co. Ltd.*	4,050	74,758
ICICI Lombard General Insurance Co. Ltd.(b)	3,593	66,384
ICICI Prudential Life Insurance Co. Ltd.(b)	9,256	66,277
IRB Brasil Resseguros S/A	14,000	146,872
Korean Reinsurance Co.*	8,850	64,081
Liberty Holdings Ltd.	5,244	36,919
LPI Capital Bhd.	9,127	33,319
Max Financial Services Ltd.*	5,068	35,966
Mercuries Life Insurance Co. Ltd.*	20,268	8,387
Meritz Fire & Marine Insurance Co. Ltd.	3,900	51,374
Mirae Asset Life Insurance Co. Ltd.*	61,707	217,451
Momentum Metropolitan Holdings	52,200	69,568

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
New China Life Insurance Co. Ltd., Class H	52,500	198,779
Old Mutual Ltd.	284,700	328,365
Orange Life Insurance Ltd.(b)(c)	2,204	50,854
Panin Financial Tbk. PT*	11,520,000	219,348
People’s Insurance Co. Group of China Ltd. (The), Class H	450,000	162,269
PICC Property & Casualty Co. Ltd., Class H	450,000	486,226
Ping An Insurance Group Co. of China Ltd., Class H(a)	329,500	3,763,944
Porto Seguro SA	4,000	61,901
Powszechny Zaklad Ubezpieczen SA	33,225	344,503
Qatar Insurance Co. SAQ	103,098	89,761
Qualitas Controladora SAB de CV	7,600	34,115
Rand Merchant Investment Holdings Ltd.	31,425	56,818
Samsung Fire & Marine Insurance Co. Ltd.	1,950	345,220
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	24,579
Samsung Life Insurance Co. Ltd.	5,175	301,768
Sanlam Ltd.	56,625	279,057
Santam Ltd.	723	13,620
SBI Life Insurance Co. Ltd.(b)	7,678	106,964
Shin Kong Financial Holding Co. Ltd.*	675,000	220,092
Shinkong Insurance Co. Ltd.	198,000	255,619
Sul America SA	7,500	110,572
Tongyang Life Insurance Co. Ltd.*	33,825	102,027
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	8,100	26,496

		13,470,867

Interactive Media & Services - 2.9%
58.com, Inc., ADR*	2,850	158,517
9F, Inc., ADR*(a)	7,500	71,250
Autohome, Inc., ADR*	1,800	137,664
Baidu, Inc., ADR*	7,875	973,035
Bitauto Holdings Ltd., ADR*(a)	22,785	344,053
Info Edge India Ltd.	1,994	79,574
JOYY, Inc., ADR*	1,575	95,335
Kakao Corp.	1,575	210,115
Momo, Inc., ADR	4,500	137,700
NAVER Corp.	4,200	632,546
SINA Corp.*	2,025	78,448
Tencent Holdings Ltd.	166,000	7,974,089
Weibo Corp., ADR*(a)	2,025	86,306

		10,978,632

Internet & Direct Marketing Retail - 4.0%
Alibaba Group Holding Ltd., ADR*	45,750	9,451,493
B2W Cia Digital*	7,500	124,964
Baozun, Inc., ADR*(a)	1,210	36,433
CJ ENM Co. Ltd.*	412	47,773
GS Home Shopping, Inc.	133	14,607
HengTen Networks Group Ltd.*	1,032,000	13,556
Hyundai Home Shopping Network Corp.*	293	18,462

Investments	Shares	Value ($)
JD.com, Inc., ADR*	25,275	952,615
Maoyan Entertainment*(b)	20,600	32,791
Meituan Dianping, Class B*(b)	105,000	1,342,773
momo.com, Inc.	1,000	10,129
Naspers Ltd., Class N	12,600	2,067,074
PChome Online, Inc.*	2,763	8,140
Pinduoduo, Inc., ADR*(a)	10,425	367,169
Tongcheng-Elong Holdings Ltd.*(b)	30,400	43,144
Trip.com Group Ltd., ADR*	12,423	399,151
Vipshop Holdings Ltd., ADR*	11,100	141,303

		15,071,577

IT Services - 0.9%
21Vianet Group, Inc., ADR*	2,400	22,176
Cafe24 Corp.*	360	14,891
Cielo SA	30,000	49,634
Digital China Holdings Ltd.	58,000	29,579
GDS Holdings Ltd., ADR*(a)	2,197	113,607
HCL Technologies Ltd.	30,750	254,851
Hexaware Technologies Ltd.	3,640	18,573
Infosys Ltd.	108,000	1,174,405
Kginicis Co. Ltd.	16,200	241,264
Larsen & Toubro Infotech Ltd.(b)	721	19,604
Mindtree Ltd.	1,813	22,559
Mphasis Ltd.	3,418	44,540
My EG Services Bhd.	41,900	10,634
NIIT Technologies Ltd.	928	25,261
Persistent Systems Ltd.	900	8,841
Posco ICT Co. Ltd.*	2,080	8,621
Samsung SDS Co. Ltd.	1,050	170,911
SONDA SA	24,083	18,616
Systex Corp.	9,000	24,132
Tata Consultancy Services Ltd.	26,025	758,256
Tech Mahindra Ltd.	15,000	167,453
TravelSky Technology Ltd., Class H	22,000	47,995
Wipro Ltd.	45,216	150,049

		3,396,452

Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	9,000	53,626
HLB, Inc.*	1,107	86,101
KMC Kuei Meng International, Inc.	3,315	11,138
Merida Industry Co. Ltd.	9,350	51,224

		202,089

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	2,855	78,111
Genscript Biotech Corp.*	34,000	78,992
LegoChem Biosciences, Inc.*	478	16,925
Samsung Biologics Co. Ltd.*(b)	525	213,418
ST Pharm Co. Ltd.*	344	7,966
Syngene International Ltd.(b)	1,720	7,570
WuXi AppTec Co. Ltd., Class H(b)	7,500	91,469
Wuxi Biologics Cayman, Inc.*(b)	16,500	211,326

		705,777

Machinery - 1.4%
AIA Engineering Ltd.	1,599	39,802
Airtac International Group	3,784	58,747
Ashok Leyland Ltd.	29,880	34,316

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Conch Venture Holdings Ltd.	46,500	207,501
China International Marine Containers Group Co. Ltd., Class H	44,880	39,708
CIMC Enric Holdings Ltd.	600,000	311,401
CIMC Vehicles Group Co. Ltd., Class H*(b)	150,000	109,338
CRRC Corp. Ltd., Class H	300,000	198,972
Cummins India Ltd.	2,280	18,358
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	1,692	35,065
Doosan Bobcat, Inc.*	2,700	69,774
Doosan Infracore Co. Ltd.*	10,868	44,864
Escorts Ltd.	1,997	22,491
Famur SA	279,527	229,519
Haitian International Holdings Ltd.	16,000	34,947
Hiwin Technologies Corp.	5,917	59,936
Hyundai Construction Equipment Co. Ltd.*	11,191	250,702
Hyundai Elevator Co. Ltd.*	633	32,291
Hyundai Heavy Industries Holdings Co. Ltd.*	600	137,685
Hyundai Mipo Dockyard Co. Ltd.*	602	20,936
Hyundai Rotem Co. Ltd.*	1,951	23,327
Iochpe Maxion SA*	112,500	571,813
King Slide Works Co. Ltd.	3,000	34,857
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	1,425	136,301
Lonking Holdings Ltd.	1,725,000	457,636
Marcopolo SA (Preference)*	32,659	36,991
Randon SA Implementos e Participacoes (Preference)	153,700	489,164
Rechi Precision Co. Ltd.	225,000	163,486
Samsung Heavy Industries Co. Ltd.*	16,794	93,703
Sany Heavy Equipment International Holdings Co. Ltd.	46,000	22,452
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	37,440	12,168
Shin Zu Shing Co. Ltd.	4,000	19,663
Sinotruk Hong Kong Ltd.	52,000	90,407
SKF India Ltd.	624	18,105
Sunonwealth Electric Machine Industry Co. Ltd.	8,000	11,718
Weichai Power Co. Ltd., Class H(a)	119,000	211,490
Yangzijiang Shipbuilding Holdings Ltd.	142,500	99,183
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	1,230,000	913,998

		5,362,815

Marine - 0.4%
Cia Sud Americana de Vapores SA*	797,784	25,077
COSCO SHIPPING Holdings Co. Ltd., Class H*	2,250,000	811,343
Evergreen Marine Corp. Taiwan Ltd.*	45,558	17,720

Investments	Shares	Value ($)
Hyundai Merchant Marine Co. Ltd.*	10,455	30,483
Korea Line Corp.*	11,550	199,631
MISC Bhd.	45,000	84,444
Pan Ocean Co. Ltd.*	5,613	18,744
Qatar Navigation QSC	33,958	56,426
U-Ming Marine Transport Corp.	25,000	25,448
Wan Hai Lines Ltd.	9,000	5,065
Wisdom Marine Lines Co. Ltd.*	324,000	302,989
Yang Ming Marine Transport Corp.*	53,000	11,877

		1,589,247

Media - 0.2%
Astro Malaysia Holdings Bhd.	90,700	26,559
Cheil Worldwide, Inc.	2,544	45,144
China Literature Ltd.*(b)	6,200	25,990
Cyfrowy Polsat SA	9,000	63,110
Grupo Televisa SAB, Series CPO(a)	75,000	165,834
Innocean Worldwide, Inc.*	520	30,890
KT Skylife Co. Ltd.	19,650	142,942
LG HelloVision Co. Ltd.*	625	2,685
Media Nusantara Citra Tbk. PT	167,200	19,469
Megacable Holdings SAB de CV(a)	9,700	36,051
MultiChoice Group*	12,000	85,419
Plan B Media PCL, NVDR	72,800	13,897
Saudi Research & Marketing Group*	1,030	20,891
Sun TV Network Ltd.	4,576	30,432
Surya Citra Media Tbk. PT	85,400	9,006
VGI PCL, NVDR	114,400	32,298
Woongjin Thinkbig Co. Ltd.*	44,025	82,372
Zee Entertainment Enterprises Ltd.	16,500	62,235

		895,224

Metals & Mining - 4.6%
African Rainbow Minerals Ltd.	5,850	65,877
Alrosa PJSC	144,000	180,701
Aluminum Corp. of China Ltd., Class H*	114,000	33,767
Aneka Tambang Tbk.	649,010	34,221
Anglo American Platinum Ltd.(a)	1,575	125,952
AngloGold Ashanti Ltd.	12,000	243,032
Assore Ltd.	3,225	52,733
Bradespar SA (Preference)	7,500	64,956
CAP SA	63,000	374,506
Century Iron & Steel Industrial Co. Ltd.	8,000	18,167
China Hongqiao Group Ltd.	112,500	55,635
China Metal Products	225,000	224,561
China Metal Recycling Holdings Ltd.*‡(c)	51,000	—
China Metal Resources Utilization Ltd.*(b)	56,000	23,511
China Oriental Group Co. Ltd.	1,050,000	363,752
China Steel Corp.	375,000	286,752
China Zhongwang Holdings Ltd.(a)	121,600	40,717
Chung Hung Steel Corp.	750,000	231,388
Cia Siderurgica Nacional SA	37,500	113,204

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dongkuk Steel Mill Co. Ltd.*	54,750	226,010
Eregli Demir ve Celik Fabrikalari TAS	83,475	130,129
Ezz Steel Co. SAE*	165,525	94,391
Gerdau SA (Preference)	67,500	316,709
Gloria Material Technology Corp.	18,000	10,427
Gold Fields Ltd.	23,925	155,980
Grupa Kety SA	331	30,890
Grupo Mexico SAB de CV, Series B	195,000	520,124
Harmony Gold Mining Co. Ltd.*	28,950	98,105
Hindalco Industries Ltd.	48,825	129,559
Hsin Kuang Steel Co. Ltd.	225,000	236,105
Hyundai Steel Co.	5,775	137,125
Impala Platinum Holdings Ltd.*	49,425	466,258
Industrias CH SAB de CV, Series B*	6,600	32,491
Industrias Penoles SAB de CV(a)	3,040	31,716
Jastrzebska Spolka Weglowa SA	4,841	23,463
Jiangxi Copper Co. Ltd., Class H	75,000	89,055
Jinchuan Group International Resources Co. Ltd.	2,700,000	226,017
Jindal Steel & Power Ltd.*	9,044	22,294
JSW Steel Ltd.	32,475	114,094
KGHM Polska Miedz SA*	7,650	179,863
KISWIRE Ltd.*	720	10,874
Korea Zinc Co. Ltd.*	375	119,562
Koza Altin Isletmeleri A/S*	2,182	29,221
Koza Anadolu Metal Madencilik Isletmeleri A/S*	163,725	289,699
Kumba Iron Ore Ltd.(a)	3,375	78,649
Maanshan Iron & Steel Co. Ltd., Class H(a)	1,500,000	533,169
Magnitogorsk Iron & Steel Works PJSC	126,724	89,048
Mechel PJSC*	169,500	260,172
Mechel PJSC (Preference)	79,582	133,734
Merdeka Copper Gold Tbk. PT*	326,800	28,001
Metalurgica Gerdau SA	90,000	180,074
Metalurgica Gerdau SA (Preference)	637,500	1,421,722
MMC Norilsk Nickel PJSC	1,725	561,403
National Aluminium Co. Ltd.	405,750	241,946
NMDC Ltd.	49,575	81,250
Northam Platinum Ltd.*	10,664	89,360
Novolipetsk Steel PJSC	71,332	154,023
Polyus PJSC	750	91,703
Poongsan Corp.*	15,701	270,718
POSCO	4,275	792,696
Press Metal Aluminium Holdings Bhd.	60,000	71,450
Qatar Aluminum Manufacturing Co.	2,359,125	504,740
Raspadskaya OJSC	123,738	202,360
Saudi Arabian Mining Co.*	13,050	149,212
Seah Besteel Corp.*	11,775	127,447
Severstal PJSC	12,225	174,333
Shandong Gold Mining Co. Ltd., Class H(b)	9,750	23,807

Investments	Shares	Value ($)
Shougang Fushan Resources Group Ltd.	3,000,000	594,985
Sibanye Gold Ltd.*(a)	133,800	348,605
Steel Authority of India Ltd.	79,638	51,896
TA Chen Stainless Pipe	44,962	44,949
Tata Steel Ltd.	17,850	109,740
Tung Ho Steel Enterprise Corp.	675,000	503,865
Usinas Siderurgicas de Minas Gerais SA*	6,900	16,567
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A*	38,000	85,635
Vale Indonesia Tbk. PT*	134,900	31,218
Vale SA*	195,000	2,293,957
Vedanta Ltd.	93,975	181,609
Volcan Cia Minera SAA, Class B*	176,027	25,137
YC INOX Co. Ltd.	300,000	253,732
Young Poong Corp.*	65	34,140
Zhaojin Mining Industry Co. Ltd., Class H	36,000	40,845
Zijin Mining Group Co. Ltd., Class H(a)	300,000	131,747

		17,263,237

Multiline Retail - 0.5%
Aeon Co. M Bhd.	28,000	9,292
El Puerto de Liverpool SAB de CV, Class C1(a)	2,700	14,249
Future Retail Ltd.*	7,735	35,744
Golden Eagle Retail Group Ltd.	27,000	27,887
Hyundai Department Store Co. Ltd.*	760	49,738
Lojas Americanas SA*	5,300	28,812
Lojas Americanas SA (Preference)*	22,731	146,549
Lojas Renner SA*	22,500	302,492
Lotte Shopping Co. Ltd.*	211	20,448
Magazine Luiza SA	19,400	253,325
Matahari Department Store Tbk. PT	1,987,500	427,920
Mitra Adiperkasa Tbk. PT	258,000	18,138
Poya International Co. Ltd.	3,000	43,199
Ripley Corp. SA	50,856	23,716
Robinson PCL, NVDR	8,700	15,002
SACI Falabella	19,276	75,589
Shinsegae, Inc.*	450	100,810
Woolworths Holdings Ltd.	30,900	91,426

		1,684,336

Multi-Utilities - 0.0%(d)
Qatar Electricity & Water Co. QSC	10,488	46,232
YTL Corp. Bhd.	186,726	40,781
YTL Power International Bhd.	250,900	45,919

		132,932

Oil, Gas & Consumable Fuels - 6.9%
Adaro Energy Tbk. PT	1,065,000	95,542
Bangchak Corp. PCL, NVDR	303,600	243,503
Banpu PCL, NVDR	129,200	41,865
Bashneft PJSC	2,061	64,109
Bashneft PJSC (Preference)	1,163	32,009
Bharat Petroleum Corp. Ltd.	49,125	314,580
Bukit Asam Tbk. PT	206,000	33,340

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Coal Energy Co. Ltd., Class H	150,000	51,385
China Petroleum & Chemical Corp., Class H	1,544,000	821,224
China Shenhua Energy Co. Ltd., Class H	225,000	398,138
CNOOC Ltd.	975,000	1,489,201
Coal India Ltd.	85,575	217,903
Cosan SA	4,923	91,818
Dana Gas PJSC	117,116	28,729
Ecopetrol SA	295,425	274,288
Empresas COPEC SA	11,250	100,314
Enauta Participacoes SA	4,600	17,546
Esso Thailand PCL, NVDR	958,500	207,567
Exxaro Resources Ltd.	17,100	138,822
Formosa Petrochemical Corp.	50,000	148,797
Gazprom PJSC	737,068	2,614,457
Gazprom PJSC, ADR	3,466	24,366
Great Eastern Shipping Co. Ltd. (The)	878	3,744
Grupa Lotos SA	5,925	117,524
GS Holdings Corp.*	3,300	126,534
Hellenic Petroleum SA	3,199	28,042
Hindustan Petroleum Corp. Ltd.	36,075	117,516
IDG Energy Investment Ltd.*	162,000	17,108
Indian Oil Corp. Ltd.	141,600	225,127
Indo Tambangraya Megah Tbk. PT	333,600	245,528
Inner Mongolia Yitai Coal Co. Ltd., Class B	885,000	700,035
IRPC PCL, NVDR	682,500	63,061
LUKOIL PJSC	26,025	2,667,396
Mangalore Refinery & Petrochemicals Ltd.	149,337	96,373
Mari Petroleum Co. Ltd.	1,984	17,434
Medco Energi Internasional Tbk. PT*	4,427,600	228,595
MOL Hungarian Oil & Gas plc	27,825	235,603
Motor Oil Hellas Corinth Refineries SA	4,500	95,748
Novatek PJSC	29,250	528,878
Oil & Gas Development Co. Ltd.	42,500	37,929
Oil & Natural Gas Corp. Ltd.	190,875	291,432
Oil India Ltd.	22,479	40,811
Pakistan Oilfields Ltd.	114,940	315,462
Pakistan Petroleum Ltd.	29,830	27,494
Pakistan State Oil Co. Ltd.	240,000	322,566
PetroChina Co. Ltd., Class H	1,350,000	599,815
Petroleo Brasileiro SA*	165,000	1,171,883
Petroleo Brasileiro SA (Preference)	277,500	1,847,511
Petron Corp.	2,475,000	176,264
Petronas Dagangan Bhd.	6,600	35,690
Petronet LNG Ltd.	16,650	62,183
Pilipinas Shell Petroleum Corp.	424,360	250,041
Polski Koncern Naftowy ORLEN SA	17,250	336,466
Polskie Gornictwo Naftowe i Gazownictwo SA	109,275	101,360
PTT Exploration & Production PCL	469	1,881

Investments	Shares	Value ($)
PTT Exploration & Production PCL, NVDR	44,531	177,867
PTT PCL, NVDR	517,500	718,058
Qatar Fuel QSC	14,250	86,181
Qatar Gas Transport Co. Ltd.	83,144	54,348
Reliance Industries Ltd.	90,075	1,781,934
Rosneft Oil Co. PJSC	70,080	526,878
Rosneft Oil Co. PJSC, GDR(b)	1,920	14,389
RussNeft PJSC*	2,048	17,016
Semirara Mining & Power Corp.	102,400	44,320
Sinopec Kantons Holdings Ltd.	900,000	352,355
SK Gas Ltd.*	3,560	225,515
SK Innovation Co. Ltd.	3,375	368,125
S-Oil Corp.	2,625	167,827
S-Oil Corp. (Preference)	208	7,906
Star Petroleum Refining PCL, NVDR	51,900	14,153
Surgutneftegas PJSC	547,500	394,447
Surgutneftegas PJSC, ADR, OTC	9,182	51,144
Surgutneftegas PJSC (Preference)	382,500	216,083
Tatneft PJSC	70,164	835,452
Tatneft PJSC, ADR	4,806	345,455
Tatneft PJSC (Preference)	10,125	113,573
Thai Oil PCL, NVDR	52,500	87,584
Transneft PJSC (Preference)	94	242,607
Tupras Turkiye Petrol Rafinerileri A/S	8,400	158,035
Ultrapar Participacoes SA	22,500	133,002
United Tractors Tbk. PT	90,000	126,547
Yanzhou Coal Mining Co. Ltd., Class H(a)	112,000	83,370

		25,926,708

Paper & Forest Products - 0.6%
Century Textiles & Industries Ltd.	1,872	16,900
Duratex SA*	8,874	32,603
Empresas CMPC SA	36,675	84,046
Indah Kiat Pulp & Paper Corp. Tbk. PT	180,000	88,978
Lee & Man Paper Manufacturing Ltd.	47,000	32,867
Longchen Paper & Packaging Co. Ltd.	23,991	10,960
Nine Dragons Paper Holdings Ltd.(a)	75,000	71,669
Pabrik Kertas Tjiwi Kimia Tbk. PT	82,500	54,980
Sappi Ltd.*	485,250	1,233,547
Suzano SA	15,000	139,250
YFY, Inc.	1,125,000	487,851

		2,253,651

Personal Products - 0.4%
Amorepacific Corp.*	799	126,033
Amorepacific Corp. (Preference)*	380	26,654
AMOREPACIFIC Group*	975	59,064
AMOREPACIFIC Group (Preference)*	312	7,539
Chlitina Holding Ltd.	2,000	13,506
Colgate-Palmolive India Ltd.	2,518	46,881
Cosmax, Inc.*	322	18,479

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Dabur India Ltd.	16,575	115,153
Emami Ltd.	4,766	19,681
Gillette India Ltd.	103	9,017
Godrej Consumer Products Ltd.	11,850	111,704
Grape King Bio Ltd.	5,000	31,779
Hengan International Group Co. Ltd.	22,500	165,166
Kolmar Korea Co. Ltd.*	643	22,794
Kolmar Korea Holdings Co. Ltd.*	5,550	99,186
LG Household & Health Care Ltd.	225	237,488
LG Household & Health Care Ltd. (Preference)	76	48,590
Marico Ltd.	13,500	59,660
Natura & Co. Holding SA	12,500	139,180
TCI Co. Ltd.	4,186	31,178

		1,388,732

Pharmaceuticals - 1.2%
Adcock Ingram Holdings Ltd.	5,074	17,201
Ajanta Pharma Ltd.	1,415	21,979
Alkem Laboratories Ltd.	919	30,879
Aspen Pharmacare Holdings Ltd.*	24,750	191,472
Aurobindo Pharma Ltd.	7,068	47,683
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	15,171
Bukwang Pharmaceutical Co. Ltd.	52	600
Cadila Healthcare Ltd.	4,844	18,027
Caregen Co. Ltd.*(c)	258	16,560
Celltrion Pharm, Inc.*	731	25,729
Center Laboratories, Inc.	4,071	7,075
China Grand Pharmaceutical and Healthcare Holdings Ltd.	32,000	20,276
China Medical System Holdings Ltd.	38,000	51,091
China Resources Pharmaceutical Group Ltd.(b)	116,000	97,552
China Shineway Pharmaceutical Group Ltd.	225,000	195,881
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	53,147
Chong Kun Dang Pharmaceutical Corp.*	282	21,981
Cipla Ltd.	7,210	45,155
CSPC Pharmaceutical Group Ltd.	150,000	334,196
Daewoong Co. Ltd.*	1,791	17,206
Daewoong Pharmaceutical Co. Ltd.*	266	26,336
Dong-A Socio Holdings Co. Ltd.*	104	8,194
Dong-A ST Co. Ltd.*	299	23,607
Dr Reddy’s Laboratories Ltd.	2,475	108,025
Genomma Lab Internacional SAB de CV, Class B*	12,000	14,196
GlaxoSmithKline Pharmaceuticals Ltd.	1,140	26,606
Glenmark Pharmaceuticals Ltd.	990	4,304
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	19,472
Hanall Biopharma Co. Ltd.*	1,501	32,051

Investments	Shares	Value ($)
Hanmi Pharm Co. Ltd.*	197	46,446
Hanmi Science Co. Ltd.*	1,222	33,015
Hansoh Pharmaceutical Group Co. Ltd.*(b)	26,000	93,755
Hua Han Health Industry Holdings Ltd.*(c)	3,780,000	258,007
Hypera SA*	15,000	124,858
Il Dong Pharmaceutical Co. Ltd.*	479	6,310
Ilyang Pharmaceutical Co. Ltd.*	756	15,255
Ipca Laboratories Ltd.	1,664	29,299
Jubilant Life Sciences Ltd.	1,723	14,066
JW Holdings Corp.*	38,934	178,688
JW Pharmaceutical Corp.*	230	5,654
Kalbe Farma Tbk. PT	481,900	50,466
Komipharm International Co. Ltd.*	1,575	17,708
Kwang Dong Pharmaceutical Co. Ltd.*	28,650	154,326
Livzon Pharmaceutical Group, Inc., Class H	7,030	24,399
Lotus Pharmaceutical Co. Ltd.*	5,000	15,145
Lupin Ltd.	6,300	63,413
Luye Pharma Group Ltd.(a)(b)	75,000	48,681
Mega Lifesciences PCL, NVDR	23,000	20,107
Mezzion Pharma Co. Ltd.*	198	27,428
Natco Pharma Ltd.	2,480	22,029
Oscotec, Inc.*	808	12,983
Pfizer Ltd.	341	19,816
Pharmally International Holding Co. Ltd.	2,564	17,951
Piramal Enterprises Ltd.	2,925	63,341
Richter Gedeon Nyrt.	3,675	78,879
Sam Chun Dang Pharm Co. Ltd.	823	19,956
Samjin Pharmaceutical Co. Ltd.	344	6,826
Sanofi India Ltd.	163	15,136
ScinoPharm Taiwan Ltd.	22,000	18,971
Sihuan Pharmaceutical Holdings Group Ltd.(a)	3,129,000	358,641
Sino Biopharmaceutical Ltd.	206,000	276,439
Sun Pharmaceutical Industries Ltd.	33,075	201,303
Tong Ren Tang Technologies Co. Ltd., Class H	17,000	15,763
Torrent Pharmaceuticals Ltd.	717	19,404
United Laboratories International Holdings Ltd. (The)(a)	600,000	396,399
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	800	4,636
Yuhan Corp.*	357	65,299
Yungjin Pharmaceutical Co. Ltd.*	5,316	24,888
YungShin Global Holding Corp.	11,000	16,131

		4,373,469

Professional Services - 0.0%(d)
51job, Inc., ADR*	916	66,089
Benefit Systems SA*	98	24,658
L&T Technology Services Ltd.(b)	103	2,424
Quess Corp. Ltd.*(b)	1,983	17,383
Sporton International, Inc.	2,386	15,718

		126,272

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Real Estate Management & Development - 5.8%
8990 Holdings, Inc.*	40,000	11,599
Agile Group Holdings Ltd.	84,000	111,857
Aldar Properties PJSC	245,325	148,945
AP Thailand PCL, NVDR	892,500	197,570
Arabian Centres Co. Ltd.	4,636	37,686
Ayala Land, Inc.	180,000	147,315
Bangkok Land PCL, NVDR	100	4
Barwa Real Estate Co.	119,250	115,942
BR Malls Participacoes SA	22,500	96,882
BR Properties SA*	4,577	16,677
Bumi Serpong Damai Tbk. PT*	336,800	27,501
C&D International Investment Group Ltd.	225,000	279,334
Cathay Real Estate Development Co. Ltd.	33,100	22,462
Cencosud Shopping SA*	11,704	23,957
Central China Real Estate Ltd.	600,000	349,264
Central Pattana PCL, NVDR	30,000	58,470
China Aoyuan Group Ltd.	75,000	101,611
China Dili Group*	112,600	34,513
China Evergrande Group(a)	184,000	411,369
China Jinmao Holdings Group Ltd.(a)	300,000	203,222
China Logistics Property Holdings Co. Ltd.*(b)	59,000	23,175
China Merchants Land Ltd.*	1,200,000	180,814
China Overseas Grand Oceans Group Ltd.	76,000	50,504
China Overseas Land & Investment Ltd.	226,000	734,910
China Resources Land Ltd.	169,777	714,975
China SCE Group Holdings Ltd.	103,000	54,651
China South City Holdings Ltd.	4,050,000	453,773
China Vanke Co. Ltd., Class H	97,500	346,560
Chong Hong Construction Co. Ltd.	10,000	27,806
CIFI Holdings Group Co. Ltd.(a)	258,047	180,120
Ciputra Development Tbk. PT	365,949	23,986
Corp. Inmobiliaria Vesta SAB de CV	15,200	27,816
Cosmopolitan International Holdings Ltd.*(a)	1,050,000	202,836
Country Garden Holdings Co. Ltd.(a)	450,000	577,213
DaFa Properties Group Ltd.	225,000	169,513
DAMAC Properties Dubai Co. PJSC*	104,520	19,806
Dar Al Arkan Real Estate Development Co.*	17,708	46,394
Dexin China Holdings Co. Ltd.*(a)(b)	675,000	261,658
DLF Ltd.	19,153	69,907
Dongwon Development Co. Ltd.*	37,350	122,218
DoubleDragon Properties Corp.*	661,520	206,928
E-House China Enterprise Holdings Ltd.(b)	585,000	508,538
Emaar Development PJSC	56,325	58,426
Emaar Economic City*	17,922	47,862
Emaar Malls PJSC	46,896	23,237

Investments	Shares	Value ($)
Emaar Properties PJSC	208,125	228,920
Fantasia Holdings Group Co. Ltd.*	1,237,500	223,119
Farglory Land Development Co. Ltd.	21,000	28,050
Filinvest Development Corp.	92,700	23,745
Filinvest Land, Inc.	8,850,000	254,200
Gemdale Properties & Investment Corp. Ltd.	378,000	51,601
Globe Trade Centre SA	103	250
Godrej Properties Ltd.*	1,507	22,815
Greenland Hong Kong Holdings Ltd.	675,000	258,181
Greentown China Holdings Ltd.(a)	81,000	97,222
Guangzhou R&F Properties Co. Ltd., Class H	1,140,000	1,738,284
Guorui Properties Ltd.(b)	675,000	133,872
Hanson International Tbk. PT*(c)	2,409,275	8,822
Highwealth Construction Corp.	65,000	97,363
Hopson Development Holdings Ltd.	56,000	51,637
Huang Hsiang Construction Corp.	123,000	147,190
Hung Sheng Construction Ltd.*	408,600	309,740
IOI Properties Group Bhd.	145,600	41,570
Jaya Real Property Tbk. PT	2,827,500	110,781
Jiayuan International Group Ltd.(a)	1,050,000	378,627
Joy City Property Ltd.(a)	2,986,000	299,950
Kaisa Group Holdings Ltd.(a)	150,000	63,169
Korea Real Estate Investment & Trust Co. Ltd.	137,775	231,773
KWG Group Holdings Ltd.*	75,000	98,327
LAMDA Development SA*	1,368	12,265
Land & Houses PCL, NVDR	155,700	46,455
Lerthai Group Ltd.*	126,000	59,877
Logan Property Holdings Co. Ltd.	86,000	131,577
Longfor Group Holdings Ltd.(b)	87,500	372,993
LSR Group PJSC	32,625	461,978
LVGEM China Real Estate Investment Co. Ltd.	1,050,000	355,639
MAS Real Estate, Inc.	13,905	18,392
MBK PCL, NVDR	29,800	19,025
Medinet Nasr Housing*	24,052	7,185
Megaworld Corp.	256,200	20,413
Midea Real Estate Holding Ltd.(b)	14,000	39,485
Mingfa Group International Co. Ltd.*(c)	36,000	8,763
Multiplan Empreendimentos Imobiliarios SA*	8,000	64,925
NEPI Rockcastle plc	12,750	104,978
Oberoi Realty Ltd.	4,021	30,742
OSK Holdings Bhd.	780,000	182,723
Pakuwon Jati Tbk. PT	534,400	20,351
Palm Hills Developments SAE*	1,236,525	128,426
Parque Arauco SA	24,975	57,078
Poly Property Group Co. Ltd.	1,725,000	677,568
Powerlong Real Estate Holdings Ltd.	93,000	51,501
Prestige Estates Projects Ltd.	652	3,502
Pruksa Holding PCL, NVDR	62,400	28,227
Quality Houses PCL, NVDR	3,885,000	309,105

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Radium Life Tech Co. Ltd.	525,000	178,134
Redco Properties Group Ltd.(b)	52,000	22,970
Redsun Properties Group Ltd.	825,000	258,181
Road King Infrastructure Ltd.	196,000	331,172
Robinsons Land Corp.	27,906	14,000
Ronshine China Holdings Ltd.*(b)	49,500	52,911
Ruentex Development Co. Ltd.*	33,400	46,934
Sansiri PCL, NVDR	4,995,000	160,250
Seazen Group Ltd.*	118,000	119,749
Shanghai Industrial Urban Development Group Ltd.	1,650,000	191,245
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	959,540	907,725
Shenzhen Investment Ltd.	155,930	54,220
Shimao Property Holdings Ltd.	67,500	220,367
Shining Building Business Co. Ltd.*	13,786	4,472
Shui On Land Ltd.	282,500	56,755
Sime Darby Property Bhd.	73,800	14,047
Singha Estate PCL, NVDR	77,400	5,612
Sino-Ocean Group Holding Ltd.	228,267	82,900
Sinyi Realty, Inc.	22,738	22,430
Six of October Development & Investment	229,200	183,795
SK D&D Co. Ltd.*	6,555	149,596
Skyfame Realty Holdings Ltd.	2,700,000	351,196
SM Prime Holdings, Inc.	307,500	235,329
SOHO China Ltd.	104,000	39,913
SP Setia Bhd. Group	53,194	17,004
Summarecon Agung Tbk. PT	219,800	13,602
Sunac China Holdings Ltd.	143,000	699,816
Sunway Bhd.	102,249	44,912
Supalai PCL, NVDR	48,600	25,259
Talaat Moustafa Group	51,370	26,238
Tian An China Investment Co. Ltd.	450,000	187,188
Times China Holdings Ltd.(a)	50,000	88,733
UEM Sunrise Bhd.*	71,900	10,527
United Development Co. QSC	1,529,025	638,319
UOA Development Bhd.	18,800	9,083
Vista Land & Lifescapes, Inc.	267,800	36,880
WHA Corp. PCL, NVDR	113,390	11,568
Yuexiu Property Co. Ltd.	450,000	90,986
Yuzhou Properties Co. Ltd.	118,243	55,125
Zall Smart Commerce Group Ltd.*(a)	3,724,000	335,716
Zhenro Properties Group Ltd.(a)(b)	113,000	69,998
Zhongliang Holdings Group Co. Ltd.(b)	38,000	26,720
Zhuguang Holdings Group Co. Ltd.*	150,000	22,022

		21,755,786

Road & Rail - 0.2%
Autohellas SA	17,250	147,196
BTS Group Holdings PCL, NVDR	161,840	64,902
CAR, Inc.*(a)	25,000	16,645
Cia de Locacao das Americas*	4,500	24,863
CJ Logistics Corp.*	188	23,030

Investments	Shares	Value ($)
Container Corp. of India Ltd.	4,571	36,321
Cosan Logistica SA*	4,018	19,435
GMexico Transportes SAB de CV(b)	21,300	31,154
Localiza Rent a Car SA*	19,750	247,866
Rumo SA*	30,000	162,874

		774,286

Semiconductors & Semiconductor Equipment - 4.0%
A-DATA Technology Co. Ltd.	185,000	432,967
Ardentec Corp.	375,000	339,510
ASE Technology Holding Co. Ltd.	75,000	185,210
ASMedia Technology, Inc.	1,104	29,163
ASPEED Technology, Inc.	1,000	31,216
Chang Wah Technology Co. Ltd.	139,000	133,437
Chipbond Technology Corp.	26,000	52,157
Darwin Precisions Corp.	11,000	5,316
DB HiTek Co. Ltd.*	31,950	733,173
Elan Microelectronics Corp.	8,400	23,997
Elite Advanced Laser Corp.	3,960	8,390
Elite Semiconductor Memory Technology, Inc.	12,000	13,605
eMemory Technology, Inc.	3,000	32,226
Eo Technics Co. Ltd.*	390	34,358
Epistar Corp.*	32,000	36,281
Everlight Electronics Co. Ltd.	375,000	469,231
Faraday Technology Corp.	6,000	9,822
Formosa Advanced Technologies Co. Ltd.	150,000	184,217
GCL-Poly Energy Holdings Ltd.*(a)	11,775,000	454,932
GemVax & Kael Co. Ltd.*	920	24,817
Global Unichip Corp.	2,000	15,790
Globalwafers Co. Ltd.	13,000	172,134
Greatek Electronics, Inc.	26,000	40,365
Hanmi Semiconductor Co. Ltd.*	23,282	169,949
Holtek Semiconductor, Inc.	1,000	2,178
Hua Hong Semiconductor Ltd.(a)(b)	20,000	48,732
Jusung Engineering Co. Ltd.*	774	4,487
KC Tech Co. Ltd.*	10,050	173,705
Koh Young Technology, Inc.*	416	32,111
LandMark Optoelectronics Corp.	2,000	17,247
LEENO Industrial, Inc.	416	28,447
Lextar Electronics Corp.	12,000	6,674
Machvision, Inc.	1,000	12,794
Macronix International	59,000	74,216
MediaTek, Inc.	43,000	552,286
Nanya Technology Corp.	31,000	80,145
Novatek Microelectronics Corp.	18,000	129,895
On-Bright Electronics, Inc.	2,000	14,698
Parade Technologies Ltd.	1,400	29,521
Phison Electronics Corp.	6,000	63,458
Pixart Imaging, Inc.	5,000	26,730
Powertech Technology, Inc.	54,000	193,055
Radiant Opto-Electronics Corp.	28,330	98,469
Realtek Semiconductor Corp.*	15,070	123,467
SDI Corp.	7,000	14,413

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Semiconductor Manufacturing International Corp.*(a)	86,000	158,379
Seoul Semiconductor Co. Ltd.*	1,370	16,552
Sigurd Microelectronics Corp.	312,552	355,913
Silergy Corp.	2,000	73,157
Silicon Works Co. Ltd.*	416	12,949
Sino-American Silicon Products, Inc.	35,000	113,774
Sitronix Technology Corp.	5,000	25,572
SK Hynix, Inc.	33,000	2,588,833
Taiwan Semiconductor Co. Ltd.	9,000	13,407
Taiwan Semiconductor Manufacturing Co. Ltd.	550,000	5,826,078
Tokai Carbon Korea Co. Ltd.*	86	4,329
United Microelectronics Corp.	300,000	147,969
United Renewable Energy Co. Ltd.*	44,003	10,662
Vanguard International Semiconductor Corp.	24,000	59,744
Visual Photonics Epitaxy Co. Ltd.	6,000	20,060
Wafer Works Corp.	16,798	18,072
Win Semiconductors Corp.	11,961	111,656
Winbond Electronics Corp.	93,000	52,181
WONIK IPS Co. Ltd.*	824	23,748
XinTec, Inc.*	6,000	15,611
Xinyi Solar Holdings Ltd.	115,918	82,107

		15,089,744

Software - 0.1%
Ahnlab, Inc.*	190	10,474
Asseco Poland SA	5,100	84,146
China Youzan Ltd.*	232,000	17,030
Douzone Bizon Co. Ltd.*	669	50,630
Kingdee International Software Group Co. Ltd.	75,000	81,328
Kingsoft Corp. Ltd.*(a)	33,000	101,360
Linx SA	3,300	26,349
Oracle Financial Services Software Ltd.*	883	36,387
Tata Elxsi Ltd.	516	6,864
TOTVS SA*	3,500	61,142
Weimob, Inc.*(b)	40,000	21,430

		497,140

Specialty Retail - 1.4%
Ace Hardware Indonesia Tbk. PT	206,000	25,948
Bermaz Auto Bhd.	20,800	9,390
China Yongda Automobiles Services Holdings Ltd.	1,087,500	1,165,243
China ZhengTong Auto Services Holdings Ltd.(a)	825,000	222,057
Detsky Mir PJSC(b)	228,246	410,841
Foschini Group Ltd. (The)	8,250	75,792
GOME Retail Holdings Ltd.*(a)	279,447	25,912
Home Product Center PCL, NVDR	98,800	46,278
Hotai Motor Co. Ltd.	12,000	247,079
Hotel Shilla Co. Ltd.	1,082	79,344
Italtile Ltd.	10,931	9,466
Jarir Marketing Co.	2,025	86,894
JUMBO SA	3,825	77,868

Investments	Shares	Value ($)
LOTTE Himart Co. Ltd.*	7,524	168,554
M.Video PJSC	74,742	607,888
Motus Holdings Ltd.	159,150	859,439
Mr Price Group Ltd.	7,950	90,167
Padini Holdings Bhd.	17,200	13,893
Pepkor Holdings Ltd.(b)	8,270	9,053
Petrobras Distribuidora SA	45,000	303,282
Pou Sheng International Holdings Ltd.	97,000	28,982
PTG Energy PCL, NVDR	26,300	11,728
Seobu T&D*	533	3,296
Shinsegae International, Inc.*	81	13,932
Siam Global House PCL, NVDR	61,282	27,918
Super Group Ltd.*	326,775	542,029
Truworths International Ltd.	6,156	18,099
Via Varejo SA*	17,100	56,023
Zhongsheng Group Holdings Ltd.	15,000	55,635

		5,292,030

Technology Hardware, Storage & Peripherals - 5.5%
Acer, Inc.	68,858	38,522
Advantech Co. Ltd.	11,220	108,081
Asustek Computer, Inc.	21,000	155,715
Catcher Technology Co. Ltd.	47,000	379,622
Chicony Electronics Co. Ltd.	23,992	68,222
Clevo Co.	35,000	40,030
CMC Magnetics Corp.*	29,542	8,019
Compal Electronics, Inc.	225,000	136,673
Darfon Electronics Corp.	150,000	191,168
Getac Technology Corp.	16,000	26,323
Gigabyte Technology Co. Ltd.	29,000	49,151
HTC Corp.	29,000	32,879
Innodisk Corp.	58,680	341,874
Inventec Corp.	225,000	170,934
Legend Holdings Corp., Class H(b)	37,500	70,123
Lenovo Group Ltd.	378,000	249,732
Lite-On Technology Corp.	75,000	117,184
Micro-Star International Co. Ltd.	19,000	58,367
Mitac Holdings Corp.	75,000	71,998
Pegatron Corp.	132,000	277,904
Qisda Corp.	120,000	80,241
Quanta Computer, Inc.	75,000	153,928
Ritek Corp.*	32,590	6,322
Samsung Electronics Co. Ltd.	315,825	14,945,278
Samsung Electronics Co. Ltd. (Preference)	50,625	2,017,609
Sindoh Co. Ltd.*	4,275	121,953
Transcend Information, Inc.	7,000	18,769
Wistron Corp.	75,000	67,654
Wiwynn Corp.	3,000	69,714
Xiaomi Corp., Class B*(a)(b)	375,000	556,350

		20,630,339

Textiles, Apparel & Luxury Goods - 1.1%
Aditya Birla Fashion and Retail Ltd.*	6,536	21,401
Alpargatas SA (Preference)*	7,375	61,855
ANTA Sports Products Ltd.	30,000	263,300
Arezzo Industria e Comercio SA	1,600	22,578
Bata India Ltd.	122	3,081

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bosideng International Holdings Ltd.(a)	126,000	41,865
CCC SA	1,067	26,668
China Dongxiang Group Co. Ltd.(a)	3,300,000	339,991
China Lilang Ltd.	450,000	321,060
Cia Hering	4,800	27,879
Eclat Textile Co. Ltd.	6,698	86,472
F&F Co. Ltd.*	206	17,543
Feng TAY Enterprise Co. Ltd.	13,834	83,804
FF Group*‡(c)	3,536	1,881
Fila Holdings Corp.*	1,745	64,714
Formosa Taffeta Co. Ltd.	33,000	36,923
Fuguiniao Group Ltd.*‡(c)	334,800	—
Grendene SA	8,264	22,182
Guararapes Confeccoes SA	2,400	16,299
Handsome Co. Ltd.*	9,262	212,928
Hansae Co. Ltd.	1,034	13,144
HS Industries Co. Ltd.*	608	5,764
Hwaseung Enterprise Co. Ltd.*	331	4,388
JNBY Design Ltd.(b)	10,000	11,719
Lao Feng Xiang Co. Ltd., Class B	172,500	561,142
LF Corp.*	16,125	203,617
Li Ning Co. Ltd.	57,500	170,688
LPP SA	41	89,474
Makalot Industrial Co. Ltd.	8,032	40,414
Nan Liu Enterprise Co. Ltd.	2,000	11,718
Page Industries Ltd.	206	70,549
Pou Chen Corp.	171,000	198,686
Quang Viet Enterprise Co. Ltd.	4,000	19,001
Rajesh Exports Ltd.	3,055	30,834
Roo Hsing Co. Ltd.*	450,000	154,176
Ruentex Industries Ltd.*	23,800	53,652
Shenzhou International Group Holdings Ltd.	22,500	300,777
Tainan Spinning Co. Ltd.	48,555	16,394
Taiwan Paiho Ltd.	11,000	28,839
Texhong Textile Group Ltd.	225,000	237,028
Titan Co. Ltd.	9,600	159,793
Welspun India Ltd.	11,024	6,651
Xtep International Holdings Ltd.(a)	40,134	18,349
Youngone Corp.	890	23,074
Youngone Holdings Co. Ltd.*	5,175	179,975

		4,282,270

Thrifts & Mortgage Finance - 0.9%
Housing Development Finance Corp. Ltd.	49,575	1,677,105
Indiabulls Housing Finance Ltd.	292,950	1,257,890
LIC Housing Finance Ltd.	9,525	58,425
Malaysia Building Society Bhd.	100,217	19,442
PNB Housing Finance Ltd.(b)	34,824	212,802
Sangsangin Co. Ltd.*	34,496	232,993

		3,458,657

Tobacco - 0.2%
British American Tobacco Malaysia Bhd.	5,900	16,960
Eastern Co. SAE	24,548	23,321
Gudang Garam Tbk. PT	16,400	66,987

Investments	Shares	Value ($)
ITC Ltd.	78,975	260,252
KT&G Corp.	3,450	275,282

		642,802

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	3,355	10,788
AKR Corporindo Tbk. PT	71,700	17,380
Barloworld Ltd.	10,725	66,783
BOC Aviation Ltd.(b)	15,000	138,701
Brighton-Best International Taiwan, Inc.*	16,000	14,804
China Aircraft Leasing Group Holdings Ltd.(b)	262,500	269,096
Ferreycorp SAA	840,900	498,259
LG International Corp.	24,525	248,985
Posco International Corp.*	3,453	48,817
Shougang Concord International Enterprises Co. Ltd.	152,000	6,753
SK Networks Co. Ltd.*	2,415	10,081

		1,330,447

Transportation Infrastructure - 1.4%
Adani Ports & Special Economic Zone Ltd.	24,436	126,499
Airports of Thailand PCL	54,000	122,137
Airports of Thailand PCL, NVDR	66,000	149,278
Bangkok Aviation Fuel Services PCL, NVDR	18,800	17,190
Bangkok Expressway & Metro PCL, NVDR	217,500	76,757
Beijing Capital International Airport Co. Ltd., Class H	36,000	29,116
CCR SA	37,500	160,066
China Merchants Port Holdings Co. Ltd.	70,123	108,730
COSCO SHIPPING Ports Ltd.	70,854	50,369
DP World plc	8,775	122,850
GMR Infrastructure Ltd.*	102,144	32,708
Grupo Aeroportuario del Centro Norte SAB de CV	10,605	80,650
Grupo Aeroportuario del Pacifico SAB de CV, Class B	11,800	145,669
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,000	115,151
International Container Terminal Services, Inc.	29,390	75,166
Jasa Marga Persero Tbk. PT	88,423	29,787
Jiangsu Expressway Co. Ltd., Class H	30,000	37,283
Malaysia Airports Holdings Bhd.	30,400	49,999
MMC Corp. Bhd.	652,500	140,913
Novorossiysk Commercial Sea Port PJSC	190,696	27,361
Promotora y Operadora de Infraestructura SAB de CV(a)	7,500	80,820
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	17,303
Qingdao Port International Co. Ltd., Class H(b)	900,000	586,485
Santos Brasil Participacoes SA	15,200	26,749

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shenzhen Expressway Co. Ltd., Class H	600,000	778,890
Shenzhen International Holdings Ltd.	33,333	66,967
Taiwan High Speed Rail Corp.	75,000	89,750
TAV Havalimanlari Holding A/S	6,386	29,065
Westports Holdings Bhd.	40,400	38,941
Yuexiu Transport Infrastructure Ltd.	750,000	655,836
Zhejiang Expressway Co. Ltd., Class H	1,264,000	1,038,561

		5,107,046

Water Utilities - 0.4%
Aguas Andinas SA, Class A	104,652	39,209
Beijing Enterprises Water Group Ltd.*	398,000	178,884
China Everbright Water Ltd.	727,500	159,902
China Water Affairs Group Ltd.(a)	750,000	587,258
Cia de Saneamento Basico do Estado de Sao Paulo*	7,500	107,061
Cia de Saneamento do Parana	4,868	115,513
Guangdong Investment Ltd.	80,000	163,196
Inversiones Aguas Metropolitanas SA	11,208	10,498
Manila Water Co., Inc.(c)	772,500	184,804
TTW PCL, NVDR	68,000	30,324

		1,576,649

Wireless Telecommunication Services - 2.1%
Advanced Info Service PCL, NVDR	33,900	221,867
America Movil SAB de CV, Series L(a)	667,500	553,604
Axiata Group Bhd.	153,804	161,385
Bharti Airtel Ltd.*	54,975	382,473
China Mobile Ltd.	337,500	2,790,442
DiGi.Com Bhd.	97,500	100,641
Empresa Nacional de Telecomunicaciones SA*	5,699	37,365
Etihad Etisalat Co.*	12,450	87,435
Far EasTone Telecommunications Co. Ltd.	53,000	120,355
Globe Telecom, Inc.	580	21,566
Indosat Tbk. PT*	22,800	3,824
Intouch Holdings PCL, NVDR	37,500	67,072
Maxis Bhd.	52,500	68,027
Mobile Telecommunications Co. Saudi Arabia*	14,214	49,022
Mobile TeleSystems PJSC	56,156	286,793
MTN Group Ltd.(a)	51,375	276,715
PLAY Communications SA(b)	7,877	72,334
PLDT, Inc.	2,610	51,142
Sistema PJSFC	3,265,943	936,020
SK Telecom Co. Ltd.	1,950	375,488
Taiwan Mobile Co. Ltd.	49,000	173,558
TIM Participacoes SA*	22,500	88,194
Total Access Communication PCL, NVDR	15,200	21,700
Turkcell Iletisim Hizmetleri A/S	58,125	136,936

Investments		Shares	Value ($)
Vodacom Group Ltd.		20,775	162,397
Vodafone Idea Ltd.*		6,860,287	509,540
Vodafone Qatar QSC		101,920	34,430
XL Axiata Tbk. PT*		149,675	31,787

			7,822,112

TOTAL COMMON STOCKS (Cost $334,697,456)			374,085,836

Investments		Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(d)

Food Products - 0.0%(d)
Britannia Industries Ltd. 8.00%, 8/28/2022	INR	2,231	32

Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025	INR	49,126	10,491

TOTAL CORPORATE BONDS (Cost $31)			10,523

Investments		Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Capital Markets - 0.0%(d)
Brait SE, expiring 2/14/2020, price 0.41 EUR*		6,282	658
Guotai Junan International Holdings Ltd., expiring 3/9/2020, price 1.45 HKD*‡(c)		774,999	—

			658

Construction & Engineering - 0.0%(d)
HDC Hyundai Development Co-Engineering & Construction, expiring 3/6/2020, price 18,150.00 KRW*(c)		618	1,426

Technology Hardware, Storage & Peripherals - 0.0%
Legend Holdings Corp., expiring 12/31/2020*‡(c)		4,192	—

TOTAL RIGHTS (Cost $1,667)			2,084

Investments		Number of Warrants	Value ($)
WARRANTS - 0.0%

Road & Rail - 0.0%
BTS Group Holdings PCL, expiring 2/16/2021, price 14.00 THB*‡(c) (Cost $–)		17,234	—

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.8%

REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $1,333,044, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $1,363,547	1,332,870	1,332,870
Societe Generale, 1.73%, dated 1/31/2020, due 2/3/2020, repurchase price $1,700,245, collateralized by various Common Stocks; total market value $1,870,777	1,700,000	1,700,000

		3,032,870

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $3,032,870)		3,032,870

Total Investments - 100.2% (Cost $337,732,024)		377,131,313
Liabilities in excess of other assets - (0.2%)		(570,585)

Net Assets - 100.0%		376,560,728

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $14,096,723, collateralized in the form of cash with a value of $3,032,870 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,986,630 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 13, 2020 – May 15, 2049 and $9,398,830 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 15, 2020 – September 20, 2117; a total value of $15,418,330.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $718,592, which represents approximately 0.19% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $3,032,870.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
THB	Thai Baht

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	52	03/20/2020	USD	$2,730,260	$(144,610)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	301,069	Goldman Sachs & Co.	BRL*	1,239,553	03/18/2020	$11,682
USD	83,616	Toronto-Dominion Bank (The)	INR*	5,978,500	03/18/2020	218
USD	154,378	Morgan Stanley	KRW*	183,800,090	03/18/2020	39
USD	470,000	Toronto-Dominion Bank (The)	KRW*	547,056,500	03/18/2020	10,629

Total unrealized appreciation						$22,568

TWD*	7,460,250	Goldman Sachs & Co.	USD	250,000	03/18/2020	$(2,675)
USD	355,360	Citibank NA	HKD	2,778,528	03/18/2020	(2,223)
USD	98,692	Goldman Sachs & Co.	RUB*	6,343,045	03/18/2020	(60)
USD	343,257	Goldman Sachs & Co.	TWD*	10,366,370	03/18/2020	(413)

Total unrealized depreciation						$(5,371)

Net unrealized appreciation						$17,197

*	Non-deliverable forward.

Abbreviations:

BRL	—	Brazilian Real
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
KRW	—	Korean Won
RUB	—	Russian Ruble
TWD	—	Taiwan Dollar
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Brazil	6.5%
Chile	0.7
China	32.7
Colombia	0.6
Czech Republic	0.1
Egypt	0.3
Greece	0.4
Hungary	0.4
India	6.9
Indonesia	1.6
Malaysia	1.4
Mexico	2.2
Pakistan	0.7
Peru	0.3
Philippines	1.4
Poland	1.0
Qatar	1.1
Russia	5.1
Saudi Arabia	1.3
South Africa	4.8
South Korea	14.4
Taiwan	11.3
Thailand	2.0
Turkey	1.2
United Arab Emirates	1.0
Other[1]	0.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.3%

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $8,760,931)	135,756	8,460,314

Total Investments - 100.3% (Cost $8,760,931)		8,460,314
Liabilities in excess of other assets - (0.3%)		(22,373)

Net Assets - 100.0%		8,437,941

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Fund.

Percentages shown are based on Net Assets.

The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares January 31, 2020	Value January 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$8,481,240	$146,789	$154,294	135,756	$8,460,314	$(7,027)	$106,336	$(6,394)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	401,398	Toronto-Dominion Bank (The)	AUD	583,000	02/25/2020	$10,963
USD	817,047	Toronto-Dominion Bank (The)	CAD	1,067,000	02/25/2020	10,301
USD	116,085	Toronto-Dominion Bank (The)	DKK	780,000	02/25/2020	255
USD	2,178,185	Toronto-Dominion Bank (The)	EUR	1,959,000	02/25/2020	4,511
USD	99,364	Toronto-Dominion Bank (The)	NOK	885,000	02/25/2020	3,347
USD	33,732	Toronto-Dominion Bank (The)	NZD	51,000	02/25/2020	719
USD	258,912	Toronto-Dominion Bank (The)	SEK	2,459,000	02/25/2020	3,547
USD	95,739	Morgan Stanley	SGD	129,000	02/25/2020	1,226

Total unrealized appreciation						$34,869

USD	462,964	Toronto-Dominion Bank (The)	CHF	447,000	02/25/2020	$(1,170)
USD	1,432,294	Toronto-Dominion Bank (The)	GBP	1,098,000	02/25/2020	(15,881)
USD	281,566	Morgan Stanley	HKD	2,188,000	02/25/2020	(111)
USD	83,476	Morgan Stanley	ILS	288,000	02/25/2020	(109)
USD	2,488,422	Toronto-Dominion Bank (The)	JPY	273,656,000	02/25/2020	(39,197)

Total unrealized depreciation						$(56,468)

Net unrealized depreciation						$(21,599)

Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.7%

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $5,848,157)	108,352	5,367,823

Total Investments - 98.7% (Cost $5,848,157)		5,367,823
Other Assets Less Liabilities - 1.3%		69,699

Net Assets - 100.0%		5,437,522

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Fund.

Percentages shown are based on Net Assets.

The FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares January 31, 2020	Value January 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$5,409,036	$4,669	$13,788	108,352	$5,367,823	$(30,451)	$52,639	$(1,643)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	42,869	Citibank NA	CLP*	33,080,000	02/26/2020	$1,573
USD	22,239	Toronto-Dominion Bank (The)	EUR	20,000	02/26/2020	46
USD	389,778	Toronto-Dominion Bank (The)	INR*	27,800,000	02/26/2020	1,031
USD	861,343	JPMorgan Chase Bank	KRW*	998,900,000	02/26/2020	22,933
USD	122,273	Morgan Stanley	MXN	2,290,000	02/26/2020	1,609
USD	81,359	Goldman Sachs & Co.	MYR*	330,000	02/26/2020	886
USD	60,173	Morgan Stanley	PLN	230,000	02/26/2020	872
USD	294,832	BNP Paribas SA	RUB*	18,210,000	02/26/2020	10,627
USD	118,680	Morgan Stanley	THB	3,610,000	02/26/2020	2,816
USD	67,249	Morgan Stanley	TRY	400,000	02/26/2020	745
USD	655,424	Toronto-Dominion Bank (The)	TWD*	19,560,000	02/26/2020	7,476
USD	282,702	Morgan Stanley	ZAR	4,110,000	02/26/2020	9,467
USD	374,443	Goldman Sachs & Co.	BRL*	1,570,000	02/28/2020	7,526

Total unrealized appreciation						$67,607

USD	1,630,445	Morgan Stanley	HKD	12,670,000	02/26/2020	$(625)
USD	100,166	JPMorgan Chase Bank	IDR*	1,372,270,000	02/26/2020	(143)
USD	81,637	Goldman Sachs & Co.	PHP*	4,160,000	02/26/2020	(142)

Total unrealized depreciation						$(910)

Net unrealized appreciation						$66,697

*	Non-deliverable forward.

Abbreviations:

BRL	—	Brazilian Real
CLP	—	Chilean Peso
EUR	—	Euro
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	US Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 0.6%
Lockheed Martin Corp.	275	117,733
Textron, Inc.	4,235	194,514

		312,247

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.(a)	2,805	202,577
Expeditors International of Washington, Inc.(a)	1,870	136,585

		339,162

Airlines - 0.5%
Southwest Airlines Co.	4,400	241,912

Banks - 4.5%
Bank of America Corp.	9,735	319,600
Citigroup, Inc.	12,265	912,639
JPMorgan Chase & Co.	5,500	727,980
M&T Bank Corp.	1,760	296,595

		2,256,814

Beverages - 2.3%
Coca-Cola European Partners plc	495	26,042
Molson Coors Beverage Co., Class B	3,905	217,040
Monster Beverage Corp.*	4,895	326,007
PepsiCo, Inc.	4,015	570,210

		1,139,299

Biotechnology - 2.8%
AbbVie, Inc.	1,540	124,771
Amgen, Inc.	3,850	831,792
Biogen, Inc.*	1,595	428,816

		1,385,379

Building Products - 0.8%
Johnson Controls International plc	7,040	277,728
Masco Corp.	2,420	114,998

		392,726

Capital Markets - 3.0%
E*TRADE Financial Corp.	5,775	246,131
Goldman Sachs Group, Inc. (The)	2,915	693,041
Morgan Stanley	10,890	569,111

		1,508,283

Chemicals - 1.5%
Celanese Corp.	2,145	222,007
CF Industries Holdings, Inc.	5,060	203,817
Dow, Inc.	6,600	304,062

		729,886

Communications Equipment - 1.7%
Cisco Systems, Inc.	18,920	869,752

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.(a)	2,860	264,636

Investments	Shares	Value ($)
Consumer Finance - 2.6%
Ally Financial, Inc.(a)	8,580	274,817
American Express Co.	880	114,286
Capital One Financial Corp.	3,960	395,208
Discover Financial Services	3,410	256,193
Synchrony Financial	7,755	251,340

		1,291,844

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B*	715	160,467

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,980	74,488
Verizon Communications, Inc.	6,380	379,227

		453,715

Electric Utilities - 3.3%
Evergy, Inc.	4,290	309,566
Exelon Corp.	8,415	400,470
OGE Energy Corp.	495	22,696
Pinnacle West Capital Corp.	2,530	247,156
Southern Co. (The)	9,405	662,112

		1,642,000

Electrical Equipment - 1.0%
Eaton Corp. plc	3,740	353,318
Rockwell Automation, Inc.	660	126,495

		479,813

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	2,090	272,641

Energy Equipment & Services - 0.5%
Baker Hughes Co.	11,275	244,217

Entertainment - 1.0%
Activision Blizzard, Inc.	6,600	385,968
Electronic Arts, Inc.*	275	29,678
Spotify Technology SA*	440	62,172
Take-Two Interactive Software, Inc.*	165	20,566

		498,384

Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	1,980	458,845
AvalonBay Communities, Inc.	1,320	286,031
Duke Realty Corp.	7,700	279,587
Equity Residential	3,410	283,303
Essex Property Trust, Inc.	495	153,331
Host Hotels & Resorts, Inc.	14,795	241,750
Prologis, Inc.	2,695	250,312
Public Storage	1,375	307,670
Vornado Realty Trust	3,850	253,214

		2,514,043

Food & Staples Retailing - 1.4%
Sysco Corp.	4,235	347,863
Walgreens Boots Alliance, Inc.	6,655	338,407

		686,270

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 0.5%
Archer-Daniels-Midland Co.	385	17,232
General Mills, Inc.	330	17,233
Kraft Heinz Co. (The)	8,085	236,082

		270,547

Gas Utilities - 0.4%
UGI Corp.	4,565	189,858

Health Care Equipment & Supplies - 1.5%
Dentsply Sirona, Inc.	660	36,960
Medtronic plc	6,380	736,507

		773,467

Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	110	9,412
Anthem, Inc.	660	175,085
Cardinal Health, Inc.	4,840	247,856
Henry Schein, Inc.*	3,795	261,627
Humana, Inc.	1,210	406,850
McKesson Corp.	1,925	274,524
UnitedHealth Group, Inc.	1,210	329,665

		1,705,019

Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings, Inc.	2,915	314,237
Yum! Brands, Inc.	2,695	285,050

		599,287

Household Durables - 0.6%
PulteGroup, Inc.	6,820	304,513

Household Products - 0.5%
Colgate-Palmolive Co.	3,135	231,300

Independent Power and Renewable Electricity Producers - 1.5%
AES Corp.	14,630	290,552
NRG Energy, Inc.	6,050	223,185
Vistra Energy Corp.	9,735	219,232

		732,969

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	1,870	323,921

Insurance - 3.8%
Aflac, Inc.	6,600	340,362
Allstate Corp. (The)	2,915	345,544
Aon plc	2,090	460,323
Loews Corp.	385	19,808
MetLife, Inc.	7,095	352,693
Progressive Corp. (The)	5,060	408,291

		1,927,021

Interactive Media & Services - 3.1%
Alphabet, Inc., Class A*	355	508,637
Alphabet, Inc., Class C*	220	315,531
Facebook, Inc., Class A*	2,145	433,097
Match Group, Inc.*(a)	3,575	279,636

		1,536,901

Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	400	803,488
Booking Holdings, Inc.*	385	704,762

Investments	Shares	Value ($)
eBay, Inc.	8,415	282,407

		1,790,657

IT Services - 5.2%
Cognizant Technology Solutions Corp., Class A	4,730	290,327
Mastercard, Inc., Class A	2,420	764,575
VeriSign, Inc.*	1,320	274,745
Visa, Inc., Class A	6,490	1,291,315

		2,620,962

Life Sciences Tools & Services - 0.5%
Waters Corp.*	1,155	258,477

Machinery - 1.4%
Cummins, Inc.	1,595	255,152
Dover Corp.	2,530	288,041
Illinois Tool Works, Inc.	880	153,982

		697,175

Media - 3.5%
Charter Communications, Inc., Class A*	1,190	615,777
Discovery, Inc., Class C*	825	22,910
Interpublic Group of Cos., Inc. (The)	10,560	239,712
Liberty Broadband Corp., Class C*	165	21,934
Liberty Global plc, Class C*	12,210	237,851
Liberty Media Corp-Liberty SiriusXM, Class C*	385	18,873
Omnicom Group, Inc.(a)	3,300	248,523
ViacomCBS, Inc.	9,426	321,709

		1,727,289

Multi-Utilities - 0.0%(b)
Public Service Enterprise Group, Inc.	220	13,024

Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	8,470	907,476
ConocoPhillips	9,735	578,551
Devon Energy Corp.	2,585	56,146
HollyFrontier Corp.	4,345	195,178
Phillips 66	3,960	361,825
Valero Energy Corp.	3,300	278,223

		2,377,399

Pharmaceuticals - 5.6%
Allergan plc	2,860	533,790
Eli Lilly & Co.	4,950	691,218
Johnson & Johnson	8,910	1,326,432
Merck & Co., Inc.	715	61,090
Mylan NV*	8,195	175,537
Pfizer, Inc.	1,100	40,964

		2,829,031

Semiconductors & Semiconductor Equipment - 3.9%
Broadcom, Inc.	880	268,541
Intel Corp.	10,230	654,004
Lam Research Corp.	1,320	393,637
Qorvo, Inc.*	165	17,467
Texas Instruments, Inc.	5,060	610,489

		1,944,138

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Software - 7.1%
Aspen Technology, Inc.*	110	13,088
Check Point Software Technologies Ltd.*(a)	2,365	270,343
Citrix Systems, Inc.	2,365	286,685
Fair Isaac Corp.*	110	44,262
Intuit, Inc.	2,255	632,257
Microsoft Corp.	8,910	1,516,749
Oracle Corp.	14,905	781,767
VMware, Inc., Class A*	110	16,287

		3,561,438

Specialty Retail - 2.7%
AutoZone, Inc.*	253	267,664
Home Depot, Inc. (The)	4,510	1,028,731
Lowe’s Cos., Inc.	385	44,752

		1,341,147

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	9,955	3,081,172
HP, Inc.	11,055	235,693
NetApp, Inc.	605	32,307

		3,349,172

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc., Class B	3,520	338,976
VF Corp.	3,190	264,674

		603,650

Tobacco - 0.3%
Philip Morris International, Inc.	1,705	141,004

Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	825	249,703

TOTAL COMMON STOCKS (Cost $45,078,751)		49,782,559

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.8%

REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $321,941, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $329,307	321,899	321,899

Investments	Principal Amount ($)	Value ($)
NatWest Markets Securities, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $100,013, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.63%, maturing 4/15/2021 - 2/15/2027; total market value $101,228	100,000	100,000

		421,899

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $421,899)		421,899

Total Investments - 100.2% (Cost $45,500,650)		50,204,458
Liabilities in excess of other assets - (0.2%)		(90,197)

Net Assets - 100.0%		50,114,261

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $1,503,866, collateralized in the form of cash with a value of $421,899 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,138,963 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 13, 2020 – May 15, 2049; a total value of $1,560,862.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $421,899.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contract as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	1	03/20/2020	USD	$161,200	$4,263

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 0.1%
Teledyne Technologies, Inc.*	105	38,331

Air Freight & Logistics - 0.4%
FedEx Corp.(a)	770	111,373
United Parcel Service, Inc., Class B	1,575	163,044

		274,417

Airlines - 0.1%
Alaska Air Group, Inc.(a)	910	58,777
United Airlines Holdings, Inc.*	525	39,270

		98,047

Automobiles - 1.1%
Ford Motor Co.	9,205	81,188
General Motors Co.	5,530	184,647
Tesla, Inc.*	735	478,169

		744,004

Banks - 8.1%
Bank of America Corp.	42,910	1,408,735
Citigroup, Inc.	11,795	877,666
Comerica, Inc.	840	51,374
Fifth Third Bancorp	2,730	77,669
Huntington Bancshares, Inc.	5,705	77,417
JPMorgan Chase & Co.	16,450	2,177,322
KeyCorp	5,670	106,086
PNC Financial Services Group, Inc. (The)	1,295	192,372
Truist Financial Corp.	2,100	108,297
US Bancorp	7,665	407,931

		5,484,869

Beverages - 2.7%
Brown-Forman Corp., Class B	490	33,144
Coca-Cola Co. (The)	13,720	801,248
Coca-Cola European Partners plc	560	29,462
Constellation Brands, Inc., Class A	455	85,676
PepsiCo, Inc.	6,265	889,755

		1,839,285

Biotechnology - 1.8%
AbbVie, Inc.	4,550	368,641
Amgen, Inc.	1,610	347,841
Biogen, Inc.*	280	75,278
Gilead Sciences, Inc.	3,430	216,776
Vertex Pharmaceuticals, Inc.*	910	206,615

		1,215,151

Building Products - 0.2%
Allegion plc	420	54,314
Johnson Controls International plc	2,415	95,272

		149,586

Capital Markets - 3.3%
Bank of New York Mellon Corp. (The)	3,710	166,134
BlackRock, Inc.	630	332,231

Investments	Shares	Value ($)
CME Group, Inc.	910	197,570
Goldman Sachs Group, Inc. (The)	1,785	424,384
Morgan Stanley	6,685	349,358
MSCI, Inc.	420	120,036
Nasdaq, Inc.(a)	665	77,446
S&P Global, Inc.	1,260	370,100
SEI Investments Co.	805	52,534
State Street Corp.	1,575	119,117

		2,208,910

Chemicals - 1.7%
Air Products & Chemicals, Inc.	910	217,226
Celanese Corp.	560	57,960
Corteva, Inc.(a)	140	4,049
Dow, Inc.	2,660	122,546
DuPont de Nemours, Inc.	1,890	96,730
Eastman Chemical Co.	700	49,889
Ecolab, Inc.	1,225	240,235
FMC Corp.	350	33,456
International Flavors & Fragrances, Inc.(a)	490	64,244
LyondellBasell Industries NV, Class A	560	43,602
PPG Industries, Inc.	1,085	130,026
Sherwin-Williams Co. (The)	210	116,968

		1,176,931

Commercial Services & Supplies - 0.5%
Cintas Corp.	525	146,459
Republic Services, Inc.	805	76,515
Waste Management, Inc.	1,120	136,304

		359,278

Communications Equipment - 0.7%
Cisco Systems, Inc.	8,588	394,790
Juniper Networks, Inc.	1,190	27,299
Motorola Solutions, Inc.	280	49,560

		471,649

Consumer Finance - 0.3%
Capital One Financial Corp.	1,505	150,199
Synchrony Financial	1,820	58,986

		209,185

Containers & Packaging - 0.3%
Avery Dennison Corp.	140	18,374
Ball Corp.(a)	805	58,105
Crown Holdings, Inc.*	350	25,910
International Paper Co.	1,365	55,583
Westrock Co.	945	36,855

		194,827

Distributors - 0.0%(b)
Genuine Parts Co.	245	22,925

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc., Class B*	2,240	502,723

Diversified Telecommunication Services - 3.5%
AT&T, Inc.	32,690	1,229,798
CenturyLink, Inc.	3,850	52,591

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Verizon Communications, Inc.	18,550	1,102,612

		2,385,001

Electric Utilities - 1.7%
Alliant Energy Corp.(a)	1,050	62,328
American Electric Power Co., Inc.	1,155	120,374
Duke Energy Corp.	1,435	140,099
Entergy Corp.	525	69,048
Eversource Energy(a)	1,260	116,474
FirstEnergy Corp.	1,610	81,772
NextEra Energy, Inc.	1,645	441,189
PPL Corp.	2,450	88,666

		1,119,950

Electrical Equipment - 0.7%
AMETEK, Inc.	805	78,206
Eaton Corp. plc	2,170	205,000
Emerson Electric Co.	2,135	152,930
Rockwell Automation, Inc.	315	60,373

		496,509

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc.	2,835	75,666
TE Connectivity Ltd.	875	80,658
Trimble, Inc.*	700	29,764

		186,088

Energy Equipment & Services - 0.6%
Baker Hughes Co.(a)	3,290	71,262
Halliburton Co.	2,800	61,068
National Oilwell Varco, Inc.(a)	1,610	33,182
Schlumberger Ltd.	6,755	226,360

		391,872

Entertainment - 1.7%
Spotify Technology SA*	490	69,237
Take-Two Interactive Software, Inc.*	245	30,537
Walt Disney Co. (The)	7,420	1,026,260

		1,126,034

Equity Real Estate Investment Trusts (REITs) - 1.4%
AvalonBay Communities, Inc.	630	136,515
Digital Realty Trust, Inc.(a)	560	68,874
Equity LifeStyle Properties, Inc.	1,015	73,841
Healthpeak Properties, Inc.(a)	1,155	41,569
Host Hotels & Resorts, Inc.	5,110	83,497
Iron Mountain, Inc.	35	1,106
Prologis, Inc.(a)	1,645	152,788
Public Storage	210	46,990
SL Green Realty Corp.	455	41,878
Ventas, Inc.	490	28,351
Vornado Realty Trust	1,540	101,286
Welltower, Inc.	140	11,887
Weyerhaeuser Co.	3,675	106,391
WP Carey, Inc.(a)	280	23,554

		918,527

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	2,135	652,285
Kroger Co. (The)	1,890	50,766
Sysco Corp.	2,765	227,117
Walgreens Boots Alliance, Inc.	1,785	90,767

Investments	Shares	Value ($)
Walmart, Inc.	2,590	296,529

		1,317,464

Food Products - 0.7%
General Mills, Inc.	2,170	113,317
Hershey Co. (The)	595	92,326
JM Smucker Co. (The)	210	21,758
McCormick & Co., Inc. (Non-Voting)	315	51,462
Mondelez International, Inc., Class A	2,310	132,548
Tyson Foods, Inc., Class A	980	80,977

		492,388

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	8,960	780,774
Baxter International, Inc.	910	81,190
Becton Dickinson and Co.	945	260,045
Boston Scientific Corp.*	3,640	152,407
Danaher Corp.(a)	1,120	180,174
Edwards Lifesciences Corp.*	735	161,597
Hologic, Inc.*	1,505	80,548
IDEXX Laboratories, Inc.*	35	9,485
Medtronic plc	4,620	533,333
Varian Medical Systems, Inc.*	385	54,119
West Pharmaceutical Services, Inc.	210	32,750
Zimmer Biomet Holdings, Inc.	735	108,707

		2,435,129

Health Care Providers & Services - 1.0%
Anthem, Inc.	700	185,696
CVS Health Corp.	4,655	315,702
Humana, Inc.	245	82,379
Laboratory Corp. of America Holdings*	350	61,390

		645,167

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	560	24,377
Domino’s Pizza, Inc.	210	59,168
Hilton Worldwide Holdings, Inc.	1,435	154,693
Marriott International, Inc., Class A	770	107,846
McDonald’s Corp.	2,520	539,204
Norwegian Cruise Line Holdings Ltd.*	595	32,041
Starbucks Corp.	5,110	433,481
Yum! Brands, Inc.	700	74,039

		1,424,849

Household Durables - 0.1%
Garmin Ltd.	700	67,865
Newell Brands, Inc.	1,050	20,507

		88,372

Household Products - 2.9%
Clorox Co. (The)	385	60,564
Colgate-Palmolive Co.	2,275	167,849
Kimberly-Clark Corp.	875	125,335
Procter & Gamble Co. (The)	13,125	1,635,638

		1,989,386

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,155	42,608

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Industrial Conglomerates - 1.6%
3M Co.	2,695	427,589
General Electric Co.	40,950	509,827
Roper Technologies, Inc.	315	120,223

		1,057,639

Insurance - 1.3%
Aflac, Inc.(a)	2,310	119,127
Allstate Corp. (The)	1,680	199,147
Aon plc	945	208,136
Arthur J Gallagher & Co.	315	32,310
Hartford Financial Services Group, Inc. (The)	1,575	93,366
Lincoln National Corp.	595	32,416
MetLife, Inc.	1,365	67,854
Principal Financial Group, Inc.	595	31,505
Progressive Corp. (The)	420	33,890
Reinsurance Group of America, Inc.	420	60,501

		878,252

Interactive Media & Services - 5.9%
Alphabet, Inc., Class C*	1,575	2,258,912
Facebook, Inc., Class A*	8,260	1,667,777
Snap, Inc., Class A*	2,100	38,598

		3,965,287

Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc.*	1,855	3,726,175
Booking Holdings, Inc.*	132	241,633
eBay, Inc.	2,345	78,698

		4,046,506

IT Services - 5.3%
Accenture plc, Class A	3,570	732,600
Akamai Technologies, Inc.*	665	62,078
Amdocs Ltd.(a)	735	52,883
Booz Allen Hamilton Holding Corp.	525	40,971
EPAM Systems, Inc.*	175	39,924
Fidelity National Information Services, Inc.	1,575	226,264
International Business Machines Corp.	4,235	608,697
Leidos Holdings, Inc.	385	38,681
Mastercard, Inc., Class A	3,780	1,194,253
PayPal Holdings, Inc.*	4,445	506,241
Western Union Co. (The)	2,100	56,490

		3,559,082

Leisure Products - 0.0%(b)
Hasbro, Inc.(a)	210	21,393

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,400	115,584
Illumina, Inc.*	385	111,677
Mettler-Toledo International, Inc.*	140	106,005

		333,266

Machinery - 1.8%
Caterpillar, Inc.	1,960	257,446
Cummins, Inc.	700	111,979
Deere & Co.	980	155,408
Dover Corp.	630	71,725

Investments	Shares	Value ($)
IDEX Corp.	175	28,674
Ingersoll-Rand plc	1,155	153,881
PACCAR, Inc.	1,750	129,868
Parker-Hannifin Corp.	560	109,586
Snap-on, Inc.	140	22,348
Stanley Black & Decker, Inc.	700	111,531
Xylem, Inc.	910	74,311

		1,226,757

Media - 0.8%
Comcast Corp., Class A	10,675	461,053
Interpublic Group of Cos., Inc. (The)	1,645	37,342
Omnicom Group, Inc.	420	31,630

		530,025

Metals & Mining - 0.3%
Newmont Corp.	4,270	192,406

Multiline Retail - 0.6%
Dollar General Corp.	910	139,603
Kohl’s Corp.	210	8,977
Target Corp.	2,205	244,182

		392,762

Multi-Utilities - 0.8%
Ameren Corp.	770	63,178
CenterPoint Energy, Inc.	1,645	43,559
CMS Energy Corp.	1,015	69,538
Dominion Energy, Inc.	1,085	93,039
DTE Energy Co.	490	64,979
Sempra Energy	1,190	191,162

		525,455

Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	9,380	1,004,973
ConocoPhillips	5,250	312,008
Devon Energy Corp.	1,925	41,811
Exxon Mobil Corp.	21,175	1,315,391
Hess Corp.	1,120	63,358
Noble Energy, Inc.	1,610	31,830
Occidental Petroleum Corp.	1,925	76,461
Phillips 66	1,155	105,532

		2,951,364

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	945	184,426

Pharmaceuticals - 2.2%
Allergan plc	1,155	215,569
Eli Lilly & Co.	3,675	513,177
Merck & Co., Inc.	8,785	750,590
Mylan NV*	1,575	33,737

		1,513,073

Professional Services - 0.1%
IHS Markit Ltd.*	665	52,442

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	1,400	85,470

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Road & Rail - 0.1%
Lyft, Inc., Class A*	490	23,265
Uber Technologies, Inc.*	1,085	39,375

		62,640

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	2,765	129,955
Analog Devices, Inc.	1,260	138,285
Intel Corp.	23,100	1,476,783
Lam Research Corp.	490	146,123
Maxim Integrated Products, Inc.	945	56,813
NVIDIA Corp.	1,050	248,252
ON Semiconductor Corp.*	1,995	46,184
QUALCOMM, Inc.	3,395	289,628
Skyworks Solutions, Inc.	455	51,483
Teradyne, Inc.	735	48,503
Texas Instruments, Inc.	4,445	536,289
Xilinx, Inc.	490	41,395

		3,209,693

Software - 8.5%
Adobe, Inc.*	1,645	577,625
ANSYS, Inc.*(a)	350	96,016
Autodesk, Inc.*	1,155	227,362
Intuit, Inc.	945	264,959
Microsoft Corp.	21,630	3,682,075
NortonLifeLock, Inc.	2,800	79,576
Oracle Corp.	11,165	585,604
PTC, Inc.*	245	20,364
Splunk, Inc.*	665	103,248
Synopsys, Inc.*	420	61,954
VMware, Inc., Class A*	175	25,911

		5,724,694

Specialty Retail - 1.8%
Advance Auto Parts, Inc.	175	23,056
Best Buy Co., Inc.	980	82,996
Burlington Stores, Inc.*	385	83,726
Home Depot, Inc. (The)	1,890	431,109
Lowe’s Cos., Inc.	2,205	256,309
Tiffany & Co.	280	37,526
TJX Cos., Inc. (The)	5,040	297,562

		1,212,284

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	12,215	3,780,665
Hewlett Packard Enterprise Co.	3,185	44,367
HP, Inc.	5,390	114,915
NetApp, Inc.	1,085	57,939
Western Digital Corp.	1,050	68,775

		4,066,661

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	455	108,922

Tobacco - 0.8%
Altria Group, Inc.	4,830	229,570
Philip Morris International, Inc.	3,465	286,555

		516,125

Trading Companies & Distributors - 0.2%
Fastenal Co.	2,695	94,002

Investments	Shares	Value ($)
HD Supply Holdings, Inc.*	945	38,499

		132,501

Water Utilities - 0.1%
American Water Works Co., Inc.	700	95,340

TOTAL COMMON STOCKS (Cost $56,152,918)		66,693,927

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.1%

REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $54,036, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $55,272 (Cost $54,029)	54,029	54,029

Total Investments - 99.0% (Cost $56,206,947)		66,747,956
Other Assets Less Liabilities - 1.0%		677,154

Net Assets - 100.0%		67,425,110

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $1,167,728, collateralized in the form of cash with a value of $54,029 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,167,566 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 13, 2020 – May 15, 2049; a total value of $1,221,595.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $54,029.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	4	03/20/2020	USD	$644,800	$8,440

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 0.0%(a)
Saab AB, Class B(b)	342	11,113

Air Freight & Logistics - 0.1%
Deutsche Post AG (Registered)	2,286	79,991
FedEx Corp.	288	41,656

		121,647

Airlines - 0.1%
Air France-KLM*	900	8,370
Alaska Air Group, Inc.	648	41,854
Deutsche Lufthansa AG (Registered)	126	1,931
easyJet plc	72	1,322
International Consolidated Airlines Group SA, DI	4,914	36,871
Qantas Airways Ltd.	2,268	9,732
United Airlines Holdings, Inc.*	486	36,353

		136,433

Auto Components - 0.3%
Bridgestone Corp.	4,300	154,766
Cie Generale des Etablissements Michelin SCA	648	75,402
Continental AG	288	32,855
Hella GmbH & Co. KGaA	252	11,891
Nokian Renkaat OYJ	54	1,455
Pirelli & C SpA(c)	2,160	10,465
Valeo SA	1,296	38,663

		325,497

Automobiles - 1.3%
Bayerische Motoren Werke AG	1,260	89,840
Daimler AG (Registered)	1,998	92,564
Ferrari NV	360	60,840
Fiat Chrysler Automobiles NV	1,854	24,105
General Motors Co.	4,194	140,038
Honda Motor Co. Ltd.	10,800	282,094
Nissan Motor Co. Ltd.	16,200	89,605
Peugeot SA	2,016	41,577
Renault SA	90	3,515
Tesla, Inc.*	666	433,280

		1,257,458

Banks - 9.7%
ABN AMRO Bank NV, CVA(c)	2,790	48,604
Australia & New Zealand Banking Group Ltd.	3,060	52,749
Banco Bilbao Vizcaya Argentaria SA	16,272	84,185
Banco Santander SA	53,262	209,775
Bank of America Corp.	44,910	1,474,395
Bank of Ireland Group plc	180	881
Bank of Montreal(b)	1,368	104,399
Bank of Nova Scotia (The)	4,662	254,788
Bank Polska Kasa Opieki SA	378	9,646

Investments	Shares	Value ($)
Bankia SA	5,490	9,987
Bankinter SA	198	1,285
Barclays plc	68,634	151,995
BNP Paribas SA	3,474	184,968
CaixaBank SA	8,496	24,856
Citigroup, Inc.	12,276	913,457
Commerzbank AG	234	1,349
Commonwealth Bank of Australia	7,902	451,025
Credit Agricole SA	3,888	52,695
DBS Group Holdings Ltd.	5,400	100,372
DNB ASA	2,466	43,299
Erste Group Bank AG*	1,098	40,349
HSBC Holdings plc	77,076	560,638
Huntington Bancshares, Inc.	2,286	31,021
Intesa Sanpaolo SpA	67,482	167,927
JPMorgan Chase & Co.	14,490	1,917,896
KBC Group NV	1,098	80,625
KeyCorp	3,528	66,009
Lloyds Banking Group plc	221,364	165,714
Mediobanca Banca di Credito Finanziario SpA	1,980	19,774
Mizuho Financial Group, Inc.	198,000	296,858
National Australia Bank Ltd.	12,744	220,624
Royal Bank of Canada	3,222	254,778
Royal Bank of Scotland Group plc	1,404	4,040
Skandinaviska Enskilda Banken AB, Class A	4,572	45,176
Societe Generale SA	3,132	101,437
Standard Chartered plc	10,890	90,581
Svenska Handelsbanken AB, Class A	5,094	50,038
Swedbank AB, Class A	5,292	81,395
Toronto-Dominion Bank (The)	3,870	214,020
UniCredit SpA	8,298	111,104
Unione di Banche Italiane SpA	5,616	16,841
United Overseas Bank Ltd.	3,600	67,680
US Bancorp	5,364	285,472
Westpac Banking Corp.	18,270	307,239

		9,371,946

Beverages - 2.0%
Anheuser-Busch InBev SA/NV	1,188	90,078
Carlsberg A/S, Class B	216	31,596
Coca-Cola Amatil Ltd.	2,142	17,179
Coca-Cola Co. (The)	7,560	441,504
Coca-Cola European Partners plc	684	35,985
Coca-Cola HBC AG, DI*	684	25,120
Constellation Brands, Inc., Class A	306	57,620
Diageo plc	4,824	191,406
Heineken Holding NV	252	24,827
Heineken NV	810	88,256
PepsiCo, Inc.	5,040	715,781
Pernod Ricard SA	594	103,019
Remy Cointreau SA	36	3,798
Suntory Beverage & Food Ltd.	400	17,142
Thai Beverage PCL	32,400	18,872

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Treasury Wine Estates Ltd.	3,006	26,221

		1,888,404

Biotechnology - 1.7%
AbbVie, Inc.	5,436	440,425
Amgen, Inc.	1,746	377,223
Biogen, Inc.*	342	91,947
CSL Ltd.	1,548	323,380
Gilead Sciences, Inc.	3,582	226,382
Vertex Pharmaceuticals, Inc.*	936	212,519

		1,671,876

Building Products - 0.7%
AGC, Inc.	2,500	86,612
Assa Abloy AB, Class B	3,600	85,643
Cie de Saint-Gobain	1,566	59,413
Daikin Industries Ltd.	1,800	259,658
Geberit AG (Registered)	126	66,524
Johnson Controls International plc	1,710	67,459
LIXIL Group Corp.	3,600	60,983

		686,292

Capital Markets - 2.8%
3i Group plc	2,574	37,476
Bank of New York Mellon Corp. (The)	2,412	108,009
BlackRock, Inc.	630	332,230
Credit Suisse Group AG (Registered)*	9,630	121,966
Deutsche Bank AG (Registered)	10,800	99,148
Deutsche Boerse AG	522	85,066
Goldman Sachs Group, Inc. (The)	1,800	427,950
Hong Kong Exchanges & Clearing Ltd.	3,627	120,886
Investec plc	4,320	23,872
Julius Baer Group Ltd.*	972	48,678
Jupiter Fund Management plc	2,052	10,430
London Stock Exchange Group plc	1,206	124,573
Macquarie Group Ltd.	1,494	144,793
Morgan Stanley	6,804	355,577
MSCI, Inc.	288	82,310
Nasdaq, Inc.	630	73,370
Natixis SA	72	305
S&P Global, Inc.	864	253,783
Schroders plc	90	3,812
State Street Corp.	1,044	78,958
UBS Group AG (Registered)*	14,580	181,409

		2,714,601

Chemicals - 1.7%
Air Liquide SA	1,069	154,895
Air Products & Chemicals, Inc.	504	120,310
Akzo Nobel NV	828	78,270
Arkema SA	18	1,656
Asahi Kasei Corp.	7,200	75,597
BASF SE	1,764	119,384
Celanese Corp.	360	37,260
Chr Hansen Holding A/S	486	36,237
Clariant AG (Registered)*	774	17,439
Croda International plc	385	25,294
Dow, Inc.	1,494	68,829
DuPont de Nemours, Inc.	1,530	78,305

Investments	Shares	Value ($)
Ecolab, Inc.	774	151,789
FUCHS PETROLUB SE (Preference)	306	13,564
Givaudan SA (Registered)	36	118,700
Hexpol AB	1,260	11,366
Johnson Matthey plc	810	27,815
Koninklijke DSM NV(b)	612	74,808
LyondellBasell Industries NV, Class A	504	39,242
Mitsubishi Chemical Holdings Corp.	10,800	79,716
Mitsui Chemicals, Inc.	1,900	43,036
Novozymes A/S, Class B	666	34,755
PPG Industries, Inc.	324	38,828
Sherwin-Williams Co. (The)	126	70,181
Sika AG (Registered)	270	48,572
Solvay SA	486	50,379
Symrise AG	198	20,393

		1,636,620

Commercial Services & Supplies - 0.4%
Brambles Ltd.	8,028	67,878
Cintas Corp.	414	115,494
Dai Nippon Printing Co. Ltd.	1,800	50,570
Downer EDI Ltd.	900	4,464
Edenred	972	52,555
Elis SA	1,008	19,671
ISS A/S(b)	54	1,311
Rentokil Initial plc	8,352	51,415
Securitas AB, Class B	1,782	28,056
SPIE SA	594	11,546

		402,960

Communications Equipment - 0.2%
Motorola Solutions, Inc.	486	86,022
Nokia OYJ	16,812	65,572
Telefonaktiebolaget LM Ericsson, Class B	7,776	61,120

		212,714

Construction & Engineering - 0.4%
Bouygues SA	1,116	44,189
Eiffage SA	234	27,164
Ferrovial SA	998	31,698
Kajima Corp.	3,600	46,700
Skanska AB, Class B	1,980	45,809
Taisei Corp.	1,400	56,964
Vinci SA	1,476	163,897

		416,421

Construction Materials - 0.2%
Boral Ltd.	1,458	4,861
CRH plc	2,502	94,051
LafargeHolcim Ltd. (Registered)*	1,536	78,197
Wienerberger AG	342	9,710

		186,819

Consumer Finance - 0.0%(a)
Synchrony Financial	1,098	35,586

Containers & Packaging - 0.2%
Amcor plc, CHDI	2,862	30,445
Ball Corp.	864	62,363

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
DS Smith plc	5,166	23,201
International Paper Co.	702	28,585
Orora Ltd.	4,572	9,856
Smurfit Kappa Group plc	630	21,839

		176,289

Diversified Financial Services - 0.1%
EXOR NV	450	33,233
Kinnevik AB, Class B	828	19,999
L E Lundbergforetagen AB, Class B	594	25,797
Wendel SA	36	4,811

		83,840

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	20,664	777,380
BCE, Inc.	1,494	70,444
BT Group plc	16,344	34,670
CenturyLink, Inc.	2,898	39,587
Deutsche Telekom AG (Registered)	9,918	160,536
Elisa OYJ	486	29,267
Koninklijke KPN NV	16,578	46,536
Orange SA	7,038	99,873
Proximus SADP	702	20,009
Singapore Telecommunications Ltd.	28,800	69,631
Spark New Zealand Ltd.	8,496	25,621
Swisscom AG (Registered)	108	59,305
Telecom Italia SpA*	36,810	19,858
Telenor ASA	1,026	18,582
Telia Co. AB	9,666	41,367
Telstra Corp. Ltd.	55,962	143,861
TELUS Corp.	1,092	43,802
Verizon Communications, Inc.	11,736	697,588

		2,397,917

Electric Utilities - 1.2%
Alliant Energy Corp.	1,062	63,040
CLP Holdings Ltd.	5,000	52,254
EDP - Energias de Portugal SA	5,562	27,885
Electricite de France SA(b)	494	6,107
Endesa SA	468	12,847
Enel SpA	15,858	138,043
Eversource Energy	1,062	98,171
Fortum OYJ	1,620	39,245
Iberdrola SA	18,839	206,060
Iberdrola SA, Placement Shares*(d)	348	3,806
NextEra Energy, Inc.	792	212,414
Orsted A/S(c)	522	56,974
PPL Corp.	1,710	61,885
Red Electrica Corp. SA	702	14,031
Spark Infrastructure Group	5,796	8,536
SSE plc	4,446	88,409
Terna Rete Elettrica Nazionale SpA	6,174	43,077

		1,132,784

Electrical Equipment - 0.8%
ABB Ltd. (Registered)	6,480	151,241
Eaton Corp. plc	1,422	134,336
Legrand SA	684	54,880
Mitsubishi Electric Corp.	10,800	153,951
Prysmian SpA	1,134	25,235

Investments	Shares	Value ($)
Rockwell Automation, Inc.	342	65,548
Schneider Electric SE	1,134	113,756
Signify NV(c)	198	6,609
Vestas Wind Systems A/S	594	59,265

		764,821

Electronic Equipment, Instruments & Components - 1.1%
AAC Technologies Holdings, Inc.(b)	2,000	14,360
Corning, Inc.	2,412	64,376
Electrocomponents plc	3,798	33,183
Halma plc	1,152	31,996
Hexagon AB, Class B	954	51,983
Hitachi Ltd.	10,100	394,178
Ingenico Group SA	108	12,591
Murata Manufacturing Co. Ltd.	3,600	210,184
Omron Corp.	1,800	106,454
Shimadzu Corp.	1,800	51,815
Taiyo Yuden Co. Ltd.(b)	1,200	35,983
TE Connectivity Ltd.	666	61,392

		1,068,495

Energy Equipment & Services - 0.3%
Baker Hughes Co.	1,602	34,699
John Wood Group plc(b)	72	357
Saipem SpA*	3,402	14,130
Schlumberger Ltd.	6,912	231,621
TGS NOPEC Geophysical Co. ASA	396	10,100
Worley Ltd.	1,663	16,967

		307,874

Entertainment - 1.2%
Spotify Technology SA*	252	35,608
Take-Two Interactive Software, Inc.*	360	44,870
Ubisoft Entertainment SA*	396	30,122
Vivendi SA	2,808	77,049
Walt Disney Co. (The)	6,750	933,593

		1,121,242

Equity Real Estate Investment Trusts (REITs) - 1.0%
AvalonBay Communities, Inc.	144	31,203
British Land Co. plc (The)	450	3,290
Cofinimmo SA	72	11,474
Covivio	131	15,563
Derwent London plc(b)	36	1,950
Dexus	2,052	17,474
Equity LifeStyle Properties, Inc.	684	49,761
Gecina SA	288	54,385
GPT Group (The)	3,780	15,183
Hammerson plc	234	720
Healthpeak Properties, Inc.	1,080	38,869
Host Hotels & Resorts, Inc.	3,222	52,647
ICADE	162	18,096
Klepierre SA	864	29,424
Land Securities Group plc	3,780	46,739
Link REIT	4,500	45,783
Mapletree Commercial Trust	3,855	6,637
Merlin Properties Socimi SA	2,610	37,023
Mirvac Group	10,530	23,968
Prologis, Inc.	1,422	132,075

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Stockland	12,006	39,544
Suntec REIT	7,200	9,706
Unibail-Rodamco-Westfield	306	41,575
Ventas, Inc.	648	37,493
Vicinity Centres	14,814	25,190
Vornado Realty Trust	936	61,561
Weyerhaeuser Co.	1,242	35,956
WP Carey, Inc.	594	49,967

		933,256

Food & Staples Retailing - 2.2%
Aeon Co. Ltd.(b)	7,200	149,700
Carrefour SA	2,168	36,771
Casino Guichard Perrachon SA(b)	180	7,313
Coles Group Ltd.	6,318	70,000
Colruyt SA	90	4,503
Costco Wholesale Corp.	2,088	637,926
J Sainsbury plc(b)	6,426	17,145
Jeronimo Martins SGPS SA	774	13,334
Kesko OYJ, Class B	198	13,393
Koninklijke Ahold Delhaize NV	3,618	89,010
Lawson, Inc.(b)	800	46,796
Loblaw Cos. Ltd.	846	44,291
Sysco Corp.	2,646	217,342
Tesco plc	32,022	104,220
Walgreens Boots Alliance, Inc.	2,322	118,074
Walmart, Inc.	2,880	329,731
Woolworths Group Ltd.	6,840	191,587

		2,091,136

Food Products - 1.9%
AAK AB	432	8,115
Ajinomoto Co., Inc.	3,600	59,953
Associated British Foods plc	1,278	44,239
Danone SA	2,214	177,637
General Mills, Inc.	2,196	114,675
Hershey Co. (The)	576	89,378
Kerry Group plc, Class A	342	43,699
Mowi ASA	1,602	38,270
Nestle SA (Registered)	11,034	1,217,064
Salmar ASA	126	6,174
Tate & Lyle plc	1,332	13,920
Tyson Foods, Inc., Class A	612	50,570
Vitasoy International Holdings Ltd.	2,000	7,276

		1,870,970

Gas Utilities - 0.2%
Enagas SA	612	16,494
Italgas SpA	378	2,512
Rubis SCA	334	20,672
Snam SpA	8,190	43,901
Tokyo Gas Co. Ltd.	3,600	79,982

		163,561

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	7,974	694,854
Align Technology, Inc.*	144	37,022
Ansell Ltd.	1,206	25,868
Baxter International, Inc.	1,440	128,477
Becton Dickinson and Co.	990	272,428
Boston Scientific Corp.*	3,762	157,515
Cochlear Ltd.	234	37,764

Investments	Shares	Value ($)
Coloplast A/S, Class B	306	38,617
Edwards Lifesciences Corp.*	738	162,257
Fisher & Paykel Healthcare Corp. Ltd.	1,224	18,456
Getinge AB, Class B	558	9,526
Hologic, Inc.*	630	33,718
IDEXX Laboratories, Inc.*	252	68,295
Koninklijke Philips NV	2,196	100,751
Medtronic plc	4,716	544,415
ResMed, Inc.	270	42,922
Sartorius AG (Preference)	198	46,211
Sonova Holding AG (Registered)	270	67,692
Straumann Holding AG (Registered)	54	51,511
Sysmex Corp.	1,000	72,861
Varian Medical Systems, Inc.*	234	32,893
West Pharmaceutical Services, Inc.	198	30,878
Zimmer Biomet Holdings, Inc.	576	85,190

		2,760,121

Health Care Providers & Services - 1.1%
Anthem, Inc.	918	243,527
Cigna Corp.	702	135,051
CVS Health Corp.	3,906	264,905
Fresenius Medical Care AG & Co. KGaA	846	65,346
Fresenius SE & Co. KGaA	1,512	77,287
Humana, Inc.	360	121,046
Laboratory Corp. of America Holdings*	216	37,886
Orpea	126	16,421
Ramsay Health Care Ltd.	270	14,316
Ryman Healthcare Ltd.	360	3,842
Sonic Healthcare Ltd.	2,358	49,993

		1,029,620

Hotels, Restaurants & Leisure - 2.1%
Accor SA(b)	1,080	44,320
Aristocrat Leisure Ltd.	864	20,938
Carnival Corp.	1,818	79,138
Carnival plc	144	5,919
Compass Group plc	5,040	124,703
Domino’s Pizza Enterprises Ltd.(b)	270	9,921
Genting Singapore Ltd.	12,600	7,939
Hilton Worldwide Holdings, Inc.	1,206	130,007
InterContinental Hotels Group plc	546	33,723
Marriott International, Inc., Class A	702	98,322
McDonald’s Corp.	2,628	562,313
Norwegian Cruise Line Holdings Ltd.*	630	33,926
Oriental Land Co. Ltd.	1,800	236,822
Restaurant Brands International, Inc.	846	51,647
Sands China Ltd.	7,200	35,236
Sodexo SA(b)	342	35,854
SSP Group plc	1,301	11,044
Starbucks Corp.	3,456	293,172
TUI AG, DI	2,322	23,826
Whitbread plc	882	51,971

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Yum! Brands, Inc.	972	102,808

		1,993,549

Household Durables - 1.2%
Barratt Developments plc	3,492	36,954
Berkeley Group Holdings plc	522	36,056
Garmin Ltd.	450	43,627
Husqvarna AB, Class B	2,034	15,346
Persimmon plc	1,188	47,811
SEB SA	108	13,896
Sony Corp.	13,600	968,444
Taylor Wimpey plc	15,120	42,872

		1,205,006

Household Products - 1.9%
Colgate-Palmolive Co.	1,224	90,307
Essity AB, Class B	2,178	69,145
Kimberly-Clark Corp.	540	77,350
Procter & Gamble Co. (The)	11,214	1,397,489
Reckitt Benckiser Group plc	576	47,690
Unicharm Corp.	3,600	125,287

		1,807,268

Industrial Conglomerates - 1.5%
3M Co.	3,150	499,779
CK Hutchison Holdings Ltd.	9,000	80,323
General Electric Co.	39,636	493,468
Rheinmetall AG	144	15,435
Roper Technologies, Inc.	252	96,178
Siemens AG (Registered)*	2,016	249,419
Smiths Group plc	252	5,612

		1,440,214

Insurance - 2.3%
Admiral Group plc	522	15,544
Aegon NV	126	512
Aflac, Inc.	2,466	127,172
AIA Group Ltd.	25,200	252,328
Allstate Corp. (The)	1,026	121,622
Aon plc	540	118,935
ASR Nederland NV	126	4,697
Aviva plc	12,564	65,983
AXA SA	6,948	185,411
CNP Assurances	828	14,929
Direct Line Insurance Group plc	594	2,645
Hartford Financial Services Group, Inc. (The)	1,044	61,888
Hiscox Ltd.	378	6,542
Insurance Australia Group Ltd.	8,748	41,463
Japan Post Holdings Co. Ltd.	9,000	82,730
Legal & General Group plc	25,866	104,165
Mapfre SA	2,340	5,995
Medibank Pvt Ltd.	7,938	16,474
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	396	116,865
Phoenix Group Holdings plc	2,106	21,043
Poste Italiane SpA(c)	2,268	26,014
Power Corp. of Canada	396	9,887
Principal Financial Group, Inc.	1,278	67,670
Prudential plc	5,922	105,542

Investments	Shares	Value ($)
Reinsurance Group of America, Inc.	324	46,672
Sampo OYJ, Class A	900	40,763
Storebrand ASA	4,158	31,982
Suncorp Group Ltd.	6,732	57,957
Swiss Life Holding AG (Registered)	144	72,474
Swiss Re AG	1,116	126,128
Tryg A/S	306	9,275
Zurich Insurance Group AG	684	284,181

		2,245,488

Interactive Media & Services - 2.3%
Alphabet, Inc., Class C*	1,422	2,039,475
Scout24 AG(c)	90	6,199
Snap, Inc., Class A*	2,934	53,927
Z Holdings Corp.	23,400	94,563

		2,194,164

Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc.*	2,394	4,808,876
Booking Holdings, Inc.*	90	164,749
eBay, Inc.	2,448	82,155
Rakuten, Inc.	5,400	42,648

		5,098,428

IT Services - 3.4%
Accenture plc, Class A	3,708	760,919
Akamai Technologies, Inc.*	432	40,327
Alten SA	54	6,678
Altran Technologies SA	504	8,183
Amadeus IT Group SA	1,206	94,650
Amdocs Ltd.	342	24,607
Atos SE	61	5,079
Booz Allen Hamilton Holding Corp.	486	37,927
Capgemini SE	468	58,269
Computershare Ltd.	648	7,804
EPAM Systems, Inc.*	144	32,852
Fujitsu Ltd.	1,800	192,896
International Business Machines Corp.	4,806	690,766
Itochu Techno-Solutions Corp.	1,200	35,927
Link Administration Holdings Ltd.	468	2,134
Mastercard, Inc., Class A	2,538	801,856
NEC Corp.	1,800	81,709
Nomura Research Institute Ltd.	1,800	40,190
PayPal Holdings, Inc.*	2,376	270,603
Sopra Steria Group	36	5,769
Western Union Co. (The)	1,134	30,505
Wirecard AG	270	39,855

		3,269,505

Leisure Products - 0.1%
Hasbro, Inc.	558	56,844
Yamaha Corp.	900	46,999

		103,843

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	864	71,332
Eurofins Scientific SE(b)	36	19,389
Evotec SE*	324	8,729
Illumina, Inc.*	540	156,638

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Lonza Group AG (Registered)*	126	51,761
Mettler-Toledo International, Inc.*	90	68,146

		375,995

Machinery - 1.3%
Alfa Laval AB	1,242	31,054
Alstom SA	540	28,689
Atlas Copco AB, Class A	2,124	75,364
CNH Industrial NV	3,384	32,341
Cummins, Inc.	396	63,348
Deere & Co.	720	114,178
Dover Corp.	378	43,035
Epiroc AB, Class A	2,700	31,290
GEA Group AG	468	14,050
IHI Corp.	1,800	43,661
IMI plc	972	14,145
Ingersoll-Rand plc	702	93,528
Kawasaki Heavy Industries Ltd.	1,800	36,487
KION Group AG	234	14,703
Kone OYJ, Class B	1,350	87,161
Metso OYJ	288	10,248
PACCAR, Inc.	1,458	108,198
Parker-Hannifin Corp.	396	77,493
Rotork plc	3,816	15,307
Sandvik AB	2,538	46,383
Schindler Holding AG	180	46,547
SKF AB, Class B	1,368	25,079
Stanley Black & Decker, Inc.	432	68,831
Trelleborg AB, Class B	90	1,478
Valmet OYJ	288	6,252
Volvo AB, Class B	6,246	107,117
Xylem, Inc.	648	52,916

		1,288,883

Marine - 0.0%(a)
AP Moller - Maersk A/S, Class B	18	21,600
Kuehne + Nagel International AG (Registered)	162	26,203

		47,803

Media - 0.8%
Comcast Corp., Class A	13,068	564,407
Eutelsat Communications SA	612	9,186
Informa plc	5,724	58,462
Interpublic Group of Cos., Inc. (The)	1,818	41,269
ITV plc	504	900
JCDecaux SA(b)	90	2,412
Lagardere SCA	702	13,342
Pearson plc	1,206	9,036
Publicis Groupe SA	18	798
SES SA, FDR	1,440	17,721
Telenet Group Holding NV	234	10,886
WPP plc	4,194	52,245

		780,664

Metals & Mining - 1.3%
Agnico Eagle Mines Ltd.	434	26,843
Alumina Ltd.	8,604	12,557
Anglo American plc	1,800	47,114
ArcelorMittal SA(b)	2,718	40,229
BHP Group Ltd.	7,848	207,001

Investments	Shares	Value ($)
BHP Group plc	7,362	161,077
BlueScope Steel Ltd.	2,286	21,808
Boliden AB*	864	20,554
Evraz plc	900	4,183
Fortescue Metals Group Ltd.	10,296	78,507
Glencore plc*	22,662	66,468
Newcrest Mining Ltd.	1,188	23,485
Newmont Corp.	3,528	158,954
Norsk Hydro ASA	252	793
Northern Star Resources Ltd.	1,620	13,665
OZ Minerals Ltd.	2,610	17,752
Rio Tinto Ltd.	1,476	97,596
Rio Tinto plc	3,600	193,807
South32 Ltd.	26,640	47,082
Sumitomo Metal Mining Co. Ltd.	1,800	52,546
Teck Resources Ltd., Class B	486	6,284

		1,298,305

Multiline Retail - 0.6%
Dollar General Corp.	630	96,648
Isetan Mitsukoshi Holdings Ltd.(b)	5,400	42,897
J Front Retailing Co. Ltd.	5,400	66,264
Kohl’s Corp.	540	23,085
Marks & Spencer Group plc	10,062	23,344
Marui Group Co. Ltd.	1,800	42,233
Next plc	468	42,518
Target Corp.	1,836	203,319

		540,308

Multi-Utilities - 0.7%
A2A SpA	9,900	19,776
AGL Energy Ltd.	2,448	32,694
CMS Energy Corp.	396	27,130
E.ON SE	6,174	70,062
Engie SA	6,408	110,497
National Grid plc	14,814	196,411
RWE AG	1,242	43,136
Sempra Energy	594	95,420
Veolia Environnement SA(b)	2,160	63,864

		658,990

Oil, Gas & Consumable Fuels - 4.7%
Aker BP ASA(b)	72	2,040
BP plc	69,012	415,467
Caltex Australia Ltd.	702	16,157
Canadian Natural Resources Ltd.	3,798	106,886
Chevron Corp.	10,206	1,093,471
ConocoPhillips	4,158	247,110
Enbridge, Inc.	4,014	163,316
Eni SpA	10,674	149,731
Equinor ASA	5,238	94,983
Exxon Mobil Corp.	15,102	938,136
Galp Energia SGPS SA	846	12,788
Hess Corp.	648	36,657
JXTG Holdings, Inc.	30,600	132,355
Koninklijke Vopak NV	342	18,336
Lundin Petroleum AB	342	10,418
Neste OYJ	1,404	55,826
OMV AG	504	25,128
Origin Energy Ltd.	11,124	61,065

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Polski Koncern Naftowy ORLEN SA	774	15,097
Repsol SA	1,748	24,146
Royal Dutch Shell plc, Class A	14,364	378,057
Santos Ltd.	1,854	10,786
TOTAL SA	8,532	417,398
Woodside Petroleum Ltd.	3,888	90,396

		4,515,750

Paper & Forest Products - 0.1%
Mondi plc	2,214	45,120
Stora Enso OYJ, Class R	756	9,852
Svenska Cellulosa AB SCA, Class B	2,718	27,218
UPM-Kymmene OYJ	1,098	34,715

		116,905

Personal Products - 1.2%
Beiersdorf AG	306	34,725
Estee Lauder Cos., Inc. (The), Class A	738	144,028
L’Oreal SA	810	226,116
Shiseido Co. Ltd.	3,000	196,162
Unilever NV	5,310	310,115
Unilever plc	4,032	240,955

		1,152,101

Pharmaceuticals - 5.7%
Allergan plc	1,314	245,245
Astellas Pharma, Inc.	21,600	388,714
AstraZeneca plc	4,752	465,046
Bayer AG (Registered)	2,232	180,689
Eisai Co. Ltd.	1,800	138,324
Eli Lilly & Co.	3,834	535,380
GlaxoSmithKline plc	15,606	367,001
Hikma Pharmaceuticals plc	234	5,651
Ipsen SA	90	6,682
Merck & Co., Inc.	9,162	782,801
Merck KGaA	450	57,798
Mylan NV*	1,368	29,303
Novo Nordisk A/S, Class B	6,300	385,380
Otsuka Holdings Co. Ltd.(b)	4,000	181,317
Recordati SpA	126	5,394
Roche Holding AG	3,204	1,077,357
Sanofi	3,672	353,827
Santen Pharmaceutical Co. Ltd.	3,600	68,290
Shionogi & Co. Ltd.	2,600	157,485
Zoetis, Inc.	774	103,878

		5,535,562

Professional Services - 0.5%
Adecco Group AG (Registered)	1,026	60,319
Bureau Veritas SA	1,278	35,280
Capita plc*	5,274	10,112
Intertek Group plc	702	53,302
RELX plc	6,480	171,949
SEEK Ltd.	666	10,116
Teleperformance	234	58,813
Wolters Kluwer NV	1,188	89,419

		489,310

Real Estate Management & Development - 0.3%
Aroundtown SA	1,566	14,814

Investments	Shares	Value ($)
CapitaLand Ltd.	9,000	23,870
Castellum AB	1,008	24,743
CBRE Group, Inc., Class A*	792	48,351
CK Asset Holdings Ltd.	9,000	58,185
Fabege AB	1,116	19,145
Hulic Co. Ltd.	3,600	44,309
LEG Immobilien AG	72	8,885
Vonovia SE	1,386	79,163

		321,465

Road & Rail - 0.3%
Aurizon Holdings Ltd.	6,876	24,903
Canadian National Railway Co.	1,566	146,435
Canadian Pacific Railway Ltd.	324	86,123
MTR Corp. Ltd.	2,549	14,411
Nippon Express Co. Ltd.	900	47,913

		319,785

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc.*	2,880	135,360
Advantest Corp.	1,200	64,991
ams AG*	234	9,576
Analog Devices, Inc.	846	92,848
ASML Holding NV	1,224	344,874
Infineon Technologies AG	3,312	71,851
Intel Corp.	24,138	1,543,142
Lam Research Corp.	342	101,988
Maxim Integrated Products, Inc.	1,152	69,258
QUALCOMM, Inc.	3,618	308,652
Renesas Electronics Corp.*	9,000	59,039
Rohm Co. Ltd.	500	37,136
Skyworks Solutions, Inc.	540	61,101
STMicroelectronics NV	2,196	61,522
Teradyne, Inc.	828	54,640
Texas Instruments, Inc.	3,618	436,512
Tokyo Electron Ltd.	1,000	226,046

		3,678,536

Software - 7.7%
Adobe, Inc.*	1,404	493,000
ANSYS, Inc.*	270	74,069
Autodesk, Inc.*	774	152,362
Dassault Systemes SE	470	81,618
Intuit, Inc.	936	262,436
Micro Focus International plc	43	581
Microsoft Corp.	30,564	5,202,910
NortonLifeLock, Inc.	2,160	61,387
Oracle Corp.	9,756	511,702
SAP SE	2,664	347,833
SimCorp A/S	306	33,965
Splunk, Inc.*	576	89,430
Synopsys, Inc.*	576	84,966
Zendesk, Inc.*	54	4,666

		7,400,925

Specialty Retail - 1.0%
Best Buy Co., Inc.	972	82,319
Burlington Stores, Inc.*	306	66,546
Fast Retailing Co. Ltd.(b)	400	218,997
Hennes & Mauritz AB, Class B(b)	2,376	52,173
Industria de Diseno Textil SA	1,908	64,216
JB Hi-Fi Ltd.(b)	828	21,984

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Investments	Shares	Value ($)
Kingfisher plc	612	1,646
Lowe’s Cos., Inc.	1,620	188,309
TJX Cos., Inc. (The)	4,842	285,871

		982,061

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	17,262	5,342,762
Brother Industries Ltd.	1,800	35,922
Hewlett Packard Enterprise Co.	2,538	35,354
HP, Inc.	6,786	144,678
Logitech International SA (Registered)	180	8,092
NetApp, Inc.	882	47,099
Ricoh Co. Ltd.	5,400	62,726
Seiko Epson Corp.	3,600	53,808
Western Digital Corp.	846	55,413

		5,785,854

Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	558	176,732
Burberry Group plc	1,710	44,023
Cie Financiere Richemont SA (Registered)	1,368	100,198
EssilorLuxottica SA - IM	282	42,111
EssilorLuxottica SA - MO	924	137,469
Hermes International	108	80,979
HUGO BOSS AG	54	2,561
Kering SA	270	166,064
Lululemon Athletica, Inc.*	360	86,180
LVMH Moet Hennessy Louis Vuitton SE	846	370,608
Pandora A/S	18	933
Swatch Group AG (The)	198	49,826

		1,257,684

Tobacco - 0.8%
Altria Group, Inc.	3,546	168,541
British American Tobacco plc	3,078	136,228
Imperial Brands plc	1,602	41,196
Japan Tobacco, Inc.	7,200	153,852
Philip Morris International, Inc.	2,808	232,222

		732,039

Trading Companies & Distributors - 0.7%
Brenntag AG	396	20,573
Bunzl plc	1,656	42,895
Ferguson plc	738	66,172
ITOCHU Corp.(b)	10,800	255,888
Mitsui & Co. Ltd.	9,000	162,795
Rexel SA	162	1,941
Sojitz Corp.	9,000	28,814
Toyota Tsusho Corp.	1,800	63,690

		642,768

Transportation Infrastructure - 0.2%
Aeroports de Paris	198	37,522
Atlas Arteria Ltd.	1,157	6,297
Auckland International Airport Ltd.(b)	4,786	26,791
Flughafen Zurich AG (Registered)	90	15,649
Fraport AG Frankfurt Airport Services Worldwide	162	12,090
Getlink SE(b)	1,818	32,135

Investments	Shares	Value ($)
Transurban Group	6,408	67,350

		197,834

Water Utilities - 0.1%
American Water Works Co., Inc.	630	85,806
Severn Trent plc(b)	1,224	41,611
United Utilities Group plc	180	2,405

		129,822

Wireless Telecommunication Services - 0.8%
KDDI Corp.	9,800	295,759
NTT DOCOMO, Inc.	8,600	246,530
Rogers Communications, Inc., Class B	684	34,268
Tele2 AB, Class B	1,422	21,451
Vodafone Group plc	83,952	165,224

		763,232

TOTAL COMMON STOCKS (Cost $80,449,752)		95,348,359

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.0%(a)

REPURCHASE AGREEMENTS - 0.0%(a)
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $2,975, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $3,043 (Cost $2,975)	2,975	2,975

Total Investments - 98.7% (Cost $80,452,727)		95,351,334
Other Assets Less Liabilities - 1.3%		1,268,807

Net Assets - 100.0%		96,620,141

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $1,206,148, collateralized in the form of cash with a value of $2,975 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $154,685 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from February 11, 2020 – May 15, 2049 and $1,145,123 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from January 22, 2021 – September 20, 2117; a total value of $1,302,783.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)

Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $3,806, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $2,975.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Impact Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	1	03/20/2020	EUR	$40,327	$(1,618)
MSCI EAFE E-Mini Index	4	03/20/2020	USD	395,300	(6,769)
S&P 500 E-Mini Index	5	03/20/2020	USD	806,000	17,724

					$9,337

Abbreviations:

EUR	—	Euro
USD	—	US Dollar

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	3.5%
Austria	0.1
Belgium	0.3
Canada	1.7
Denmark	0.7
Finland	0.4
France	4.8
Germany	2.7
Hong Kong	0.7
Ireland	0.2
Italy	1.1
Japan	8.8
Luxembourg	0.0	†
Netherlands	1.4
New Zealand	0.1
Norway	0.2
Poland	0.0	†
Portugal	0.0	†
Singapore	0.3
Spain	0.9
Sweden	1.2
Switzerland	4.3
United Kingdom	6.6
United States	58.7
Other[1]	1.3

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Building Products - 0.2%
Universal Forest Products, Inc.	180,040	8,623,916

Chemicals - 15.0%
CF Industries Holdings, Inc.	1,610,715	64,879,600
Corteva, Inc.(a)	5,478,360	158,434,171
FMC Corp.	877,701	83,899,439
Israel Chemicals Ltd.	4,941,455	20,935,393
K+S AG (Registered)	1,633,220	15,927,423
Mosaic Co. (The)(a)	2,809,910	55,748,614
Nufarm Ltd.*(a)	2,546,280	9,426,478
Nutrien Ltd.(a)	4,311,315	184,148,943
PhosAgro PJSC	250,770	9,687,663
Sasol Ltd.	575,485	9,176,222
Saudi Arabian Fertilizer Co.	1,536,725	30,718,117
Scotts Miracle-Gro Co. (The)(a)	276,490	33,936,383
UPL Ltd.	4,224,510	31,172,837
Yara International ASA	1,314,935	47,845,386

		755,936,669

Equity Real Estate Investment Trusts (REITs) - 1.4%
Rayonier, Inc.(a)	318,285	9,669,498
Weyerhaeuser Co.	2,134,770	61,801,592

		71,471,090

Food Products - 15.2%
a2 Milk Co. Ltd.*(a)	4,478,495	43,473,871
Archer-Daniels-Midland Co.	3,825,872	171,246,031
Bakkafrost P/F	263,630	18,761,666
Bunge Ltd.	1,003,080	52,591,484
Charoen Pokphand Foods PCL, NVDR	24,755,500	23,826,275
Charoen Pokphand Indonesia Tbk. PT	47,903,500	23,329,057
IOI Corp. Bhd.	21,862,000	24,219,981
Kuala Lumpur Kepong Bhd.	3,536,500	19,675,988
Maruha Nichiro Corp.	321,500	7,798,344
Mowi ASA(a)	3,182,850	76,033,714
PPB Group Bhd.	5,144,000	23,372,689
QL Resources Bhd.	5,144,000	10,418,546
Sakata Seed Corp.	278,700	9,038,432
Salmar ASA	376,155	18,432,729
Sime Darby Plantation Bhd.	20,254,500	25,058,642
Tyson Foods, Inc., Class A	1,990,095	164,441,550
Wilmar International Ltd.	19,611,500	56,180,647

		767,899,646

Metals & Mining - 30.5%
Agnico Eagle Mines Ltd.(a)	729,166	45,099,073
Anglo American plc	3,931,945	102,915,434
AngloGold Ashanti Ltd.	1,356,730	27,477,412
Barrick Gold Corp.(a)	5,342,452	99,008,354
BHP Group Ltd.	8,404,010	221,666,942
Boliden AB*	839,115	19,962,243
First Quantum Minerals Ltd.(a)	1,729,670	13,549,114

Investments	Shares	Value ($)
Fortescue Metals Group Ltd.(a)	4,504,215	34,344,799
Franco-Nevada Corp.	561,112	63,822,221
Freeport-McMoRan, Inc.(a)	3,382,180	37,542,198
Glencore plc*	34,847,385	102,207,207
Gold Fields Ltd.	2,591,290	16,894,046
Grupo Mexico SAB de CV, Series B	9,550,528	25,474,133
Impala Platinum Holdings Ltd.*	1,781,110	16,802,364
Kinross Gold Corp.*	4,224,510	21,433,188
Kirkland Lake Gold Ltd.(a)	652,645	26,780,873
Korea Zinc Co. Ltd.*	41,795	13,325,586
MMC Norilsk Nickel PJSC	48,476	15,776,565
MMC Norilsk Nickel PJSC, ADR	1,244,797	40,231,839
Newcrest Mining Ltd.	2,546,280	50,337,049
Newmont Corp.	2,427,325	109,375,265
Norsk Hydro ASA	4,253,445	13,386,322
Northern Star Resources Ltd.	1,909,710	16,108,538
Rio Tinto plc	2,771,330	149,195,350
Royal Gold, Inc.(a)	196,121	22,616,674
Saudi Arabian Mining Co.*	1,293,102	14,785,201
South32 Ltd.	14,396,770	25,444,103
Sumitomo Metal Mining Co. Ltd.	909,000	26,535,738
Teck Resources Ltd., Class B	1,466,040	18,955,264
Vale SA*	9,002,000	105,898,447
Wheaton Precious Metals Corp.	1,365,046	40,211,858

		1,537,163,400

Multi-Utilities - 1.2%
Suez	1,163,830	19,127,087
Veolia Environnement SA(a)	1,485,330	43,916,420

		63,043,507

Oil, Gas & Consumable Fuels - 28.0%
BP plc	21,328,310	128,401,107
Canadian Natural Resources Ltd.(a)	1,035,230	29,134,067
Chevron Corp.	1,919,365	205,640,766
China Petroleum & Chemical Corp., Class H	25,720,000	13,679,970
CNOOC Ltd.	16,866,000	25,760,893
Concho Resources, Inc.	176,825	13,399,799
ConocoPhillips	1,006,301	59,804,468
Diamondback Energy, Inc.	170,395	12,677,388
Eni SpA	2,594,505	36,394,667
EOG Resources, Inc.	546,550	39,848,961
Equinor ASA	1,131,680	20,521,199
Exxon Mobil Corp.	3,726,185	231,470,612
Gazprom PJSC	8,393,520	29,772,685
Gazprom PJSC, ADR	2,060,824	14,487,593
Gazprom PJSC, ADR, OTC	155,011	1,083,527
Hess Corp.	279,705	15,822,912
Inpex Corp.	964,500	9,170,247
LUKOIL PJSC	132,858	13,617,096
LUKOIL PJSC, ADR	298,132	30,409,464
Novatek PJSC	1,102,745	19,939,074
Occidental Petroleum Corp.	980,575	38,948,439
PetroChina Co. Ltd., Class H	22,748,000	10,107,097
Petroleo Brasileiro SA (Preference)	4,678,733	31,149,583

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Pioneer Natural Resources Co.	151,111	20,399,985
PTT PCL, NVDR	9,323,500	12,936,842
Repsol SA(a)	1,537,198	21,234,412
Royal Dutch Shell plc, Class A	4,398,120	115,627,371
Suncor Energy, Inc.	1,488,545	45,526,933
Tatneft PJSC	1,594,640	18,987,582
TOTAL SA	2,568,785	125,668,788
Woodside Petroleum Ltd.	896,985	20,854,900

		1,412,478,427

Paper & Forest Products - 3.3%
Canfor Corp.*(a)	180,040	1,618,597
Duratex SA*	643,000	2,362,394
Holmen AB, Class B	273,275	8,091,661
Interfor Corp.*(a)	221,835	2,349,936
Mondi plc	1,340,655	27,321,707
Oji Holdings Corp.	2,572,000	13,431,305
Stella-Jones, Inc.(a)	180,040	5,099,466
Stora Enso OYJ, Class R	1,716,810	22,374,210
Suzano SA	1,286,000	11,938,365
Svenska Cellulosa AB SCA, Class B	1,790,755	17,932,353
UPM-Kymmene OYJ	1,482,115	46,859,950
West Fraser Timber Co. Ltd.(a)	163,965	6,573,229

		165,953,173

Trading Companies & Distributors - 0.6%
Mitsui & Co. Ltd.	1,685,900	30,495,059

Water Utilities - 4.3%
American States Water Co.(a)	106,095	9,395,773
American Water Works Co., Inc.	482,250	65,682,450
Aqua America, Inc.(a)	556,196	28,888,820
Beijing Enterprises Water Group Ltd.*	16,674,000	7,494,271
California Water Service Group(a)	138,245	7,266,157
Cia de Saneamento Basico do Estado de Sao Paulo*	822,705	11,743,990
Cia de Saneamento de Minas Gerais-COPASA*	171,866	2,710,763
Cia de Saneamento do Parana	215,920	5,123,568
Guangdong Investment Ltd.	7,957,576	16,233,049
Pennon Group plc	1,038,445	15,174,015
Severn Trent plc(a)	610,850	20,766,688
SJW Group(a)	67,515	4,952,225
United Utilities Group plc	1,748,960	23,366,031

		218,797,800

TOTAL COMMON STOCKS (Cost $4,624,813,355)		5,031,862,687

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 1.4%

BANK NOTES - 0.1%
Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.26%), 1.86%, 2/3/2020(c) (Cost $5,000,000)	5,000,000	5,000,000

CERTIFICATES OF DEPOSIT - 0.5%
Bank of Montreal, Chicago (US Federal Funds Effective Rate (continuous series) + 0.35%), 1.95%, 8/6/2020(c)	4,000,000	3,999,996
Cooperatieve Rabobank UA, London (ICE LIBOR USD 1 Month + 0.19%), 1.85%, 4/24/2020(c)	5,000,000	5,000,900
Credit Suisse, New York (SOFR + 0.38%), 1.96%, 3/6/2020(c)	2,000,045	2,000,034
Natixis SA, New York 1.79%, 6/5/2020	1,000,000	1,000,646
Standard Chartered, New York (US Federal Funds Effective Rate (continuous series) + 0.35%), 1.95%, 2/26/2020(c)	4,000,000	4,000,000
The Norinchukin Bank, New York 1.73%, 4/17/2020	1,000,000	999,976
Toronto-Dominion Bank, New York (US Federal Funds Effective Rate (continuous series) + 0.30%), 1.90%, 2/27/2020(c)	2,000,000	2,000,000
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.30%), 1.90%, 2/14/2020(c)	4,000,000	4,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $23,000,654)		23,001,552

COMMERCIAL PAPER - 0.2%
Bank of Nova Scotia, Houston (ICE LIBOR USD 1 Month + 0.17%), 1.85%, 5/15/2020(c)(d)	5,000,000	5,000,915
UBS AG, London (ICE LIBOR USD 1 Month + 0.34%), 2.00%, 7/28/2020(c)(d)	3,000,000	3,000,000

TOTAL COMMERCIAL PAPER (Cost $8,000,000)		8,000,915

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - 0.6%
BofA Securities, Inc., 2.03%, dated 1/31/2020, due 5/4/2020, repurchase price $8,042,404, collateralized by various Common Stocks; total market value $8,671,128	8,000,000	8,000,000
Citadel Clearing LLC, 2.19%, dated 1/31/2020, due 5/1/2020, repurchase price $5,027,679, collateralized by various Common Stocks; total market value $5,383,771	5,000,000	5,000,000
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $9,277,257, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $9,489,545	9,276,043	9,276,043
Societe Generale, 1.73%, dated 1/31/2020, due 2/3/2020, repurchase price $10,001,442, collateralized by various Common Stocks; total market value $11,004,569	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,276,043)		32,276,043

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $68,276,697)		68,278,510

Total Investments - 101.1% (Cost $4,693,090,052)		5,100,141,197
Liabilities in excess of other assets - (1.1%)		(54,259,483)

Net Assets - 100.0%		5,045,881,714

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $186,264,044, collateralized in the form of cash with a value of $68,284,306 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $63,777,648 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 20, 2020 – May 15, 2049 and $65,015,814 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 15, 2020 – September 20, 2117; a total value of $197,077,768.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $68,278,510.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	1	03/20/2020	EUR	$40,327	$(1,128)
FTSE 100 Index	50	03/20/2020	GBP	4,757,054	(159,452)
FTSE/JSE Top 40 Index	10	03/19/2020	ZAR	334,391	(11,668)
Hang Seng Index	1	02/27/2020	HKD	168,920	(10,891)
MSCI Emerging Markets E-Mini Index	13	03/20/2020	USD	682,565	(23,426)
S&P Midcap 400 E-Mini Index	11	03/20/2020	USD	2,207,700	(19,882)
S&P/TSX 60 Index	31	03/19/2020	CAD	4,835,583	105,929
SPI 200 Index	19	03/19/2020	AUD	2,211,294	76,892
TOPIX Index	2	03/12/2020	JPY	309,822	(6,441)

					$(50,067)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	306,008	Bank of Montreal	USD	400,000	03/18/2020	$3,850
GBP	300,000	Bank of New York	USD	388,385	03/18/2020	7,537
GBP	2,928,648	JPMorgan Chase Bank	USD	3,859,465	03/18/2020	5,580
GBP	500,000	Morgan Stanley	USD	651,085	03/18/2020	8,783
GBP	486,008	Toronto-Dominion Bank (The)	USD	640,000	03/18/2020	1,403
HKD	1,410,425	Citibank NA	USD	180,386	03/18/2020	1,129
MXN	28,291	Goldman Sachs & Co.	USD	1,457	03/18/2020	29
MYR*	2,007,838	Goldman Sachs & Co.	USD	482,307	03/18/2020	7,013
USD	1,200,000	Citibank NA	AUD	1,735,426	03/18/2020	37,271
USD	1,317,018	Morgan Stanley	AUD	1,900,000	03/18/2020	44,025
USD	500,000	Goldman Sachs & Co.	BRL*	2,060,400	03/18/2020	18,978
USD	3,160,000	Morgan Stanley	BRL*	12,785,676	03/18/2020	175,051
USD	300,000	Bank of New York	CAD	396,731	03/18/2020	37
USD	3,976,040	Citibank NA	CAD	5,236,926	03/18/2020	16,462
USD	2,200,000	Bank of New York	EUR	1,970,320	03/18/2020	10,663
USD	2,200,000	Citibank NA	EUR	1,962,219	03/18/2020	19,665
USD	779,339	Toronto-Dominion Bank (The)	EUR	700,000	03/18/2020	1,529
USD	2,400,000	Bank of New York	GBP	1,816,297	03/18/2020	2,966
USD	340,000	BNP Paribas SA	KRW*	392,781,658	03/18/2020	10,176
USD	110,000	Goldman Sachs & Co.	MYR*	451,303	03/18/2020	15
USD	500,000	Morgan Stanley	NOK	4,548,378	03/18/2020	6,483
USD	170,000	Citibank NA	NZD	257,497	03/18/2020	3,268
USD	500,000	Morgan Stanley	RUB*	31,215,850	03/18/2020	14,016
USD	170,000	Bank of New York	SGD	229,076	03/18/2020	2,150
USD	200,000	Morgan Stanley	SGD	270,903	03/18/2020	1,502

Total unrealized appreciation						$399,581

AUD	3,025,892	Citibank NA	USD	2,090,180	03/18/2020	$(62,844)
AUD	1,700,904	Morgan Stanley	USD	1,170,000	03/18/2020	(30,401)
BRL*	2,315,316	Goldman Sachs & Co.	USD	559,864	03/18/2020	(19,329)
CAD	2,237,967	Bank of New York	USD	1,700,000	03/18/2020	(7,900)
CAD	392,061	Goldman Sachs & Co.	USD	300,000	03/18/2020	(3,568)
CAD	4,328,452	Morgan Stanley	USD	3,286,104	03/18/2020	(13,413)
EUR	2,406,464	Bank of New York	USD	2,700,000	03/18/2020	(26,038)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	88,830	Citibank NA	USD	100,000	03/18/2020	$(1,296)
EUR	564,905	JPMorgan Chase Bank	USD	630,000	03/18/2020	(2,302)
EUR	1,778,806	Morgan Stanley	USD	1,992,168	03/18/2020	(15,634)
INR*	6,925,711	Toronto-Dominion Bank (The)	USD	96,864	03/18/2020	(253)
JPY	39,851,780	Morgan Stanley	USD	369,198	03/18/2020	(651)
KRW*	42,729,502	Morgan Stanley	USD	35,890	03/18/2020	(9)
NOK	8,779,425	Bank of New York	USD	965,702	03/18/2020	(13,099)
NZD	513,250	Bank of New York	USD	338,693	03/18/2020	(6,358)
SEK	555,456	Bank of New York	USD	59,529	03/18/2020	(1,783)
SGD	704,894	Citibank NA	USD	519,341	03/18/2020	(2,846)
USD	982,978	Morgan Stanley	CHF	961,534	03/18/2020	(17,014)
USD	2,400,000	Citibank NA	GBP	1,823,782	03/18/2020	(6,912)
USD	170,000	Citibank NA	HKD	1,327,920	03/18/2020	(897)
USD	500,000	Citibank NA	JPY	54,320,550	03/18/2020	(2,353)
USD	330,000	JPMorgan Chase Bank	JPY	35,781,200	03/18/2020	(902)
USD	200,000	Goldman Sachs & Co.	MYR*	831,704	03/18/2020	(2,690)

Total unrealized depreciation						$(238,492)

Net unrealized appreciation						$161,089

*	Non-deliverable forward.

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	US Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	7.5%
Brazil	3.4
Canada	12.0
China	1.4
Finland	1.4
France	3.7
Germany	0.3
India	0.6
Indonesia	0.5
Israel	0.4
Italy	0.7
Japan	1.9
Malaysia	2.0
Mexico	0.5
New Zealand	0.9
Norway	3.9
Russia	3.8
Saudi Arabia	0.9
Singapore	1.1
South Africa	1.4
South Korea	0.3
Spain	0.4
Sweden	0.9
Thailand	0.7
United Kingdom	13.6
United States	35.5
Other[1]	0.3

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Air Freight & Logistics - 2.3%
bpost SA(a)	85,894	856,309
CTT-Correios de Portugal SA(a)	135,251	438,864
Deutsche Post AG (Registered)	980,730	34,317,131
Oesterreichische Post AG(a)	32,691	1,242,626
Royal Mail plc	953,808	2,491,988
Singapore Post Ltd.	1,217,900	798,608

		40,145,526

Commercial Services & Supplies - 3.3%
Advanced Disposal Services, Inc.*(a)	23,717	781,475
Bingo Industries Ltd.(a)(b)	377,549	707,700
China Everbright International Ltd.	3,205,000	2,294,917
Clean Harbors, Inc.*	14,743	1,212,169
Cleanaway Waste Management Ltd.(a)	1,943,512	2,654,212
Covanta Holding Corp.(a)	25,640	384,087
Daiseki Co. Ltd.(a)	37,700	1,038,285
Insun ENT Co. Ltd.*	30,127	185,537
Koentec Co. Ltd.*	21,153	152,101
Republic Services, Inc.	60,895	5,788,070
Shanghai Youngsun Investment Co. Ltd., Class B*^(c)	57,800	168,892
Stericycle, Inc.*(a)	24,358	1,526,759
Waste Connections, Inc.(a)	260,887	25,160,589
Waste Management, Inc.	124,995	15,211,891

		57,266,684

Diversified Financial Services - 0.0%(d)
Metro Pacific Investments Corp.	10,897,000	688,164

Diversified Telecommunication Services - 14.6%
AT&T, Inc.	2,135,171	80,325,133
BCE, Inc.(a)	300,629	14,175,059
BT Group plc	2,938,344	6,232,955
Cellnex Telecom SA(b)	85,894	4,275,833
CenturyLink, Inc.(a)	276,912	3,782,618
China Telecom Corp. Ltd., Class H	5,128,000	2,007,639
China Tower Corp. Ltd., Class H(b)	14,102,000	2,960,278
Chunghwa Telecom Co. Ltd.	1,503,000	5,373,366
Deutsche Telekom AG (Registered)	1,076,239	17,420,402
Infrastrutture Wireless Italiane SpA(b)	75,638	785,832
Nippon Telegraph & Telephone Corp.	786,600	20,222,917
Swisscom AG (Registered)	8,333	4,575,827
Telefonica SA	1,552,502	10,510,429
Telstra Corp. Ltd.	3,969,713	10,204,894
Verizon Communications, Inc.	1,208,926	71,858,561

		254,711,743

Electric Utilities - 13.7%
American Electric Power Co., Inc.	145,507	15,164,739
CLP Holdings Ltd.	1,195,500	12,494,021
Duke Energy Corp.	214,094	20,901,997

Investments	Shares	Value ($)
Enel SpA	5,258,764	45,777,073
Eversource Energy	96,150	8,888,106
Exelon Corp.	286,527	13,635,820
Iberdrola SA	3,935,966	43,051,336
Iberdrola SA, Placement Shares*(c)	72,656	794,707
NextEra Energy, Inc.	142,943	38,337,313
PPL Corp.	214,094	7,748,062
Southern Co. (The)	307,039	21,615,546
Xcel Energy, Inc.	152,558	10,555,488

		238,964,208

Equity Real Estate Investment Trusts (REITs) - 4.8%
American Tower Corp.	129,482	30,006,158
CoreCivic, Inc.	26,281	419,182
Crown Castle International Corp.	122,431	18,345,061
CyrusOne, Inc.	35,255	2,145,267
Digital Realty Trust, Inc.(a)	59,613	7,331,803
Equinix, Inc.	24,999	14,742,660
GEO Group, Inc. (The)(a)	26,281	415,240
Keppel DC REIT	349,322	578,407
QTS Realty Trust, Inc., Class A	16,025	911,502
SBA Communications Corp.	33,332	8,318,334

		83,213,614

Gas Utilities - 1.1%
APA Group	650,615	4,934,829
Beijing Enterprises Holdings Ltd.	283,000	1,244,633
Enagas SA	147,430	3,973,448
Petronas Gas Bhd.	256,400	1,001,074
Snam SpA	1,383,919	7,418,309

		18,572,293

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc.*(a)	21,794	700,241
Bangkok Chain Hospital PCL, NVDR	1,346,100	669,379
Bangkok Dusit Medical Services PCL, NVDR	11,281,600	9,012,250
Bumrungrad Hospital PCL, NVDR	448,700	1,921,766
Encompass Health Corp.	28,204	2,172,554
Hapvida Participacoes e Investimentos SA(b)	224,100	3,150,222
HCA Healthcare, Inc.	80,766	11,210,321
IHH Healthcare Bhd.	2,371,700	3,298,851
Life Healthcare Group Holdings Ltd.	1,168,543	1,950,753
Netcare Ltd.	1,093,546	1,461,755
Ramsay Health Care Ltd.(a)	160,891	8,530,512
Tenet Healthcare Corp.*(a)	29,486	932,937
Universal Health Services, Inc., Class B	23,717	3,251,838

		48,263,379

IT Services - 0.0%(d)
NEXTDC Ltd.*(a)	108,970	553,690

Media - 5.8%
Charter Communications, Inc., Class A*	47,434	24,545,198
Comcast Corp., Class A	1,327,511	57,335,200

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
DISH Network Corp., Class A*	73,715	2,709,763
Liberty Broadband Corp., Class C*	43,588	5,794,153
Liberty Global plc, Class C*	142,943	2,784,530
SES SA, FDR	116,662	1,435,708
Shaw Communications, Inc., Class B	169,713	3,318,421
Sirius XM Holdings, Inc.(a)	413,445	2,923,056

		100,846,029

Multi-Utilities - 9.2%
Consolidated Edison, Inc.	98,714	9,279,116
Dominion Energy, Inc.	235,888	20,227,396
DTE Energy Co.	54,485	7,225,256
E.ON SE	1,501,863	17,043,093
Engie SA	1,246,104	21,487,309
National Grid plc	2,348,622	31,139,101
Public Service Enterprise Group, Inc.	149,994	8,879,645
Sempra Energy	80,766	12,974,250
Suez	373,703	6,141,662
Veolia Environnement SA	569,208	16,829,645
WEC Energy Group, Inc.(a)	93,586	9,348,306

		160,574,779

Oil, Gas & Consumable Fuels - 8.6%
Enbridge, Inc.	1,362,125	55,420,170
Equitrans Midstream Corp.(a)	47,434	458,687
Inter Pipeline Ltd.(a)	272,425	4,541,962
Keyera Corp.(a)	139,738	3,648,371
Kinder Morgan, Inc.	592,925	12,374,345
Koninklijke Vopak NV	46,152	2,474,426
ONEOK, Inc.	122,431	9,166,409
Pembina Pipeline Corp.	341,012	13,067,550
Plains GP Holdings LP, Class A*(a)	38,460	640,359
Polskie Gornictwo Naftowe i Gazownictwo SA	971,756	901,372
Tallgrass Energy LP, Class A(a)	44,870	1,001,050
Targa Resources Corp.(a)	66,664	2,433,236
TC Energy Corp.	632,026	34,680,070
Transneft PJSC (Preference)	1,081	2,789,975
Williams Cos., Inc. (The)	359,601	7,440,145

		151,038,127

Road & Rail - 18.0%
Aurizon Holdings Ltd.	1,935,179	7,008,685
Canadian National Railway Co.	715,356	66,892,047
Canadian Pacific Railway Ltd.(a)	137,174	36,462,530
Central Japan Railway Co.	203,700	40,567,094
CSX Corp.	226,273	17,273,681
East Japan Railway Co.	384,600	34,420,077
Hankyu Hanshin Holdings, Inc.	256,400	10,574,415
Kansas City Southern	28,845	4,865,863
Keisei Electric Railway Co. Ltd.	166,500	6,098,676
Kyushu Railway Co.	158,400	5,239,323
MTR Corp. Ltd.	1,471,500	8,319,341
Norfolk Southern Corp.	75,638	15,748,588
Tobu Railway Co. Ltd.	213,300	7,616,100
Union Pacific Corp.	201,915	36,227,589
West Japan Railway Co.	192,300	16,454,216

		313,768,225

Investments	Shares	Value ($)
Transportation Infrastructure - 8.0%
Adani Ports & Special Economic Zone Ltd.	842,274	4,360,243
Aena SME SA(b)	72,433	13,417,172
Aeroports de Paris	28,204	5,344,720
Airports of Thailand PCL, NVDR	4,230,600	9,568,730
Atlantia SpA	458,956	11,275,995
Atlas Arteria Ltd.(a)	899,323	4,894,681
Auckland International Airport Ltd.	918,553	5,141,920
Bangkok Expressway & Metro PCL, NVDR	8,461,200	2,985,987
CCR SA	1,217,900	5,198,501
China Merchants Port Holdings Co. Ltd.	1,282,000	1,987,827
COSCO SHIPPING Ports Ltd.	1,804,000	1,282,448
Flughafen Zurich AG (Registered)	17,948	3,120,825
Getlink SE(a)	442,290	7,817,825
Grupo Aeroportuario del Pacifico SAB de CV, Class B	408,180	5,038,924
Grupo Aeroportuario del Sureste SAB de CV, Class B	182,685	3,506,049
International Container Terminal Services, Inc.	1,666,600	4,262,404
Jiangsu Expressway Co. Ltd., Class H	1,078,000	1,339,708
Promotora y Operadora de Infraestructura SAB de CV(a)	211,530	2,279,443
Qube Holdings Ltd.(a)	1,481,992	3,412,891
Shenzhen International Holdings Ltd.	961,500	1,931,693
Sydney Airport	2,268,499	12,741,446
Transurban Group	2,730,660	28,700,233
Westshore Terminals Investment Corp.(a)	35,255	428,642

		140,038,307

Water Utilities - 3.0%
Aguas Andinas SA, Class A	2,435,159	912,346
American States Water Co.(a)	10,256	908,271
American Water Works Co., Inc.	53,844	7,333,553
Aqua America, Inc.(a)	61,536	3,196,180
Beijing Enterprises Water Group Ltd.*	6,410,000	2,881,029
California Water Service Group	13,461	707,510
Cia de Saneamento Basico do Estado de Sao Paulo*	346,500	4,946,235
Cia de Saneamento de Minas Gerais-COPASA*	64,100	1,011,020
Cia de Saneamento do Parana (Preference)	320,500	1,494,779
Guangdong Investment Ltd.	2,856,000	5,826,094
Pennon Group plc	428,188	6,256,789
Severn Trent plc	244,221	8,302,630
United Utilities Group plc	667,281	8,914,846

		52,691,282

Wireless Telecommunication Services - 4.1%
China Mobile Ltd.	1,847,000	15,270,950
KDDI Corp.	576,900	17,410,527
SoftBank Group Corp.	538,300	22,468,692

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Vodafone Group plc	8,884,901	17,486,130

		72,636,299

TOTAL COMMON STOCKS (Cost $1,483,805,708)		1,733,972,349

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 1.1%

REPURCHASE AGREEMENTS - 1.1%
BofA Securities, Inc., 2.03%, dated 1/31/2020, due 5/4/2020, repurchase price $2,010,601, collateralized by various Common Stocks; total market value $2,167,782	2,000,000	2,000,000
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $8,496,829, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $8,691,258	8,495,717	8,495,717
NatWest Markets Securities, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $8,001,047, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.63%, maturing 4/15/2021 - 2/15/2027; total market value $8,098,277	8,000,000	8,000,000

		18,495,717

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $18,495,717)		18,495,717

Total Investments - 100.4% (Cost $1,502,301,425)		1,752,468,066
Liabilities in excess of other assets - (0.4%)		(6,921,792)

Net Assets - 100.0%		1,745,546,274

*	Non-income producing security.
^	Security subject to restrictions on resale.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $81,258,187, collateralized in the form of cash with a value of $18,495,717 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $40,116,346 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 13, 2020 – May 15, 2049 and $28,532,449 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 15, 2020 – September 20, 2117; a total value of $87,144,512.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $963,599, which represents approximately 0.06% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $18,495,717.

Percentages shown are based on Net Assets.

Abbreviations

FDR	Fiduciary Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	41	03/20/2020	EUR	$1,653,423	$(48,814)
FTSE 100 Index	8	03/20/2020	GBP	761,129	(21,429)
S&P 500 E-Mini Index	27	03/20/2020	USD	4,352,400	31,978
S&P/TSX 60 Index	14	03/19/2020	CAD	2,183,812	32,476
SPI 200 Index	6	03/19/2020	AUD	698,303	16,929
TOPIX Index	11	03/12/2020	JPY	1,704,018	(41,934)

					$(30,794)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	700,000	Toronto-Dominion Bank (The)	CAD	921,369	03/18/2020	$3,363
USD	1,100,000	Toronto-Dominion Bank (The)	EUR	986,596	03/18/2020	3,736
USD	18,154	Morgan Stanley	JPY	1,959,561	03/18/2020	32

Total unrealized appreciation						$7,131

AUD	576,161	Citibank NA	USD	397,992	03/18/2020	$(11,966)
CAD	948,185	Morgan Stanley	USD	719,306	03/18/2020	(2,394)
EUR	989,725	Morgan Stanley	USD	1,108,440	03/18/2020	(8,699)
THB	7,100,000	Citibank NA	USD	234,725	03/18/2020	(6,736)
USD	154,520	JPMorgan Chase Bank	GBP	117,253	03/18/2020	(223)
USD	40,977	Citibank NA	HKD	320,399	03/18/2020	(256)

Total unrealized depreciation						$(30,274)

Net unrealized depreciation						$(23,143)

Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
THB	—	Thai Baht
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	4.8%
Austria	0.1
Belgium	0.1
Brazil	0.9
Canada	14.8
Chile	0.1
China	2.2
France	3.3
Germany	3.9
Hong Kong	1.2
India	0.3
Italy	3.7
Japan	10.4
Luxembourg	0.1
Malaysia	0.2
Mexico	0.6
Netherlands	0.1
New Zealand	0.3
Philippines	0.3
Poland	0.1
Portugal	0.0	†
Russia	0.2
Singapore	0.1
South Africa	0.2
South Korea	0.0	†
Spain	4.4
Switzerland	0.4
Taiwan	0.3
Thailand	1.4
United Kingdom	4.6
United States	40.2
Other[1]	0.7

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%

Equity Real Estate Investment Trusts (REITs) - 78.2%
AEON REIT Investment Corp.(a)	903	1,231,383
alstria office REIT-AG	85,656	1,700,089
American Homes 4 Rent, Class A(a)	154,929	4,234,210
Apartment Investment & Management Co., Class A	83,850	4,419,734
Argosy Property Ltd.	177,891	164,625
AvalonBay Communities, Inc.	79,464	17,219,054
Brixmor Property Group, Inc.	167,442	3,342,142
BWP Trust	394,482	1,085,393
Camden Property Trust	54,696	6,149,471
Canadian Apartment Properties REIT(a)	44,892	1,921,203
Charter Hall Group	199,692	1,719,174
Corporate Office Properties Trust	48,246	1,436,283
Crombie REIT(a)	76,239	922,327
Derwent London plc(a)	61,017	3,305,780
Dexus	173,763	1,479,662
DiamondRock Hospitality Co.	116,229	1,123,934
Dream Office REIT(a)	43,860	1,079,462
Duke Realty Corp.	206,658	7,503,752
EastGroup Properties, Inc.	21,672	2,948,909
Equinix, Inc.	1,290	760,752
Equity Commonwealth	67,983	2,229,163
Equity LifeStyle Properties, Inc.	98,943	7,198,103
Equity Residential	210,270	17,469,232
Essex Property Trust, Inc.	37,281	11,548,163
First Capital REIT(a)	97,137	1,591,591
First Industrial Realty Trust, Inc.	70,950	3,029,565
Franklin Street Properties Corp.(a)	114,423	869,615
Frasers Centrepoint Trust	528,900	1,116,003
Frasers Commercial Trust	838,500	1,001,359
Frontier Real Estate Investment Corp.	258	1,079,513
Fukuoka REIT Corp.	645	1,117,004
Gecina SA	2,064	389,760
Getty Realty Corp.	32,121	1,012,454
Goodman Group	662,673	6,605,598
Goodman Property Trust	825,987	1,240,127
Granite REIT(a)	21,285	1,150,875
Growthpoint Properties Australia Ltd.(a)	328,176	960,078
H&R REIT	76,884	1,243,468
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,022	1,398,440
Hansteen Holdings plc	95,202	146,328
Heiwa Real Estate REIT, Inc.	774	1,041,902
Hibernia REIT plc	678,411	1,031,490
Host Hotels & Resorts, Inc.	418,992	6,846,329
Ichigo Office REIT Investment	1,032	1,116,885
Inmobiliaria Colonial Socimi SA	142,932	1,915,023

Investments	Shares	Value ($)
InterRent REIT(a)	38,958	495,462
Investors Real Estate Trust	13,674	1,007,774
iStar, Inc.	81,141	1,181,413
Japan Rental Housing Investments, Inc.	1,161	1,153,662
Killam Apartment REIT(a)	60,114	916,335
Kimco Realty Corp.	238,005	4,533,995
Lexington Realty Trust(a)	122,034	1,350,916
Liberty Property Trust	85,011	5,325,939
Life Storage, Inc.	26,316	2,978,445
Link REIT	1,193,300	12,140,620
LTC Properties, Inc.	23,091	1,065,881
Mapletree Commercial Trust	1,135,200	1,954,517
Mapletree North Asia Commercial Trust(b)	1,251,300	1,090,957
Medical Properties Trust, Inc.(a)	203,175	4,500,326
Merlin Properties Socimi SA	198,273	2,812,495
MGM Growth Properties LLC, Class A	43,215	1,380,287
Mirvac Group	2,250,663	5,122,802
Mori Trust Sogo Reit, Inc.	645	1,183,656
National Health Investors, Inc.(a)	23,994	2,024,614
National Retail Properties, Inc.	92,106	5,157,936
Nippon Accommodations Fund, Inc.(a)	258	1,711,510
Nippon Building Fund, Inc.	474	3,839,756
NSI NV	4,386	239,140
Omega Healthcare Investors, Inc.(a)	122,937	5,157,207
Parkway Life REIT	425,700	1,116,570
Piedmont Office Realty Trust, Inc., Class A	73,272	1,699,178
Precinct Properties New Zealand Ltd.	952,149	1,158,424
Premier Investment Corp.	774	1,145,450
Prologis, Inc.	258,258	23,987,003
PS Business Parks, Inc.	11,481	1,923,756
Public Storage	63,210	14,143,870
Regency Centers Corp.(a)	90,042	5,586,206
Retail Properties of America, Inc., Class A	118,422	1,438,827
RioCan REIT	84,882	1,743,144
Sabra Health Care REIT, Inc.	100,104	2,152,236
Safestore Holdings plc	131,580	1,396,263
Segro plc	625,005	7,502,266
Simon Property Group, Inc.	7,611	1,013,405
SITE Centers Corp.	79,464	1,009,987
SmartCentres REIT(a)	46,053	1,093,739
Spirit Realty Capital, Inc.	57,018	3,009,410
STORE Capital Corp.	117,132	4,597,431
Summit Hotel Properties, Inc.(a)	91,074	1,010,011
Summit Industrial Income REIT(a)	89,526	873,903
Sunlight REIT	645,000	410,347
Sunstone Hotel Investors, Inc.	125,259	1,588,284
Terreno Realty Corp.	34,701	1,986,979
Tritax Big Box REIT plc	896,937	1,651,732

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
UNITE Group plc (The)(a)	157,946	2,648,360
Urban Edge Properties(a)	66,693	1,226,484
Urstadt Biddle Properties, Inc., Class A(a)	40,248	912,422
VICI Properties, Inc.(a)	242,133	6,489,164
Weingarten Realty Investors	70,563	2,053,383
Welltower, Inc.	222,912	18,927,458
WP Carey, Inc.	95,202	8,008,392

		329,925,136

Household Durables - 0.4%
Iida Group Holdings Co. Ltd.	77,400	1,328,265

Real Estate Management & Development - 19.8%
ADO Properties SA(a)(b)	18,834	581,072
Aeon Mall Co. Ltd.(a)	64,500	1,086,654
Aroundtown SA	467,496	4,422,323
Atrium Ljungberg AB, Class B	48,375	1,169,394
CA Immobilien Anlagen AG(a)	36,894	1,625,216
Castellum AB	149,382	3,666,881
City Developments Ltd.	258,000	2,003,663
CK Asset Holdings Ltd.	967,500	6,254,878
CLS Holdings plc	36,249	129,732
Daejan Holdings plc	516	35,370
DREAM Unlimited Corp., Class A	13,545	119,724
Entra ASA(b)	76,884	1,314,513
Fabege AB	151,059	2,591,401
Fastighets AB Balder, Class B*	10,707	508,098
Goldcrest Co. Ltd.(a)	38,700	671,988
Heiwa Real Estate Co. Ltd.	38,700	1,155,091
Helical plc	20,382	128,964
Henderson Land Development Co. Ltd.	829,053	3,758,280
Hongkong Land Holdings Ltd.	645,000	3,437,850
Hufvudstaden AB, Class A	65,403	1,294,672
Ichigo, Inc.	258,000	990,248
K Wah International Holdings Ltd.	1,806,000	886,149
Kenedix, Inc.	180,600	921,454
Kennedy-Wilson Holdings, Inc.	74,433	1,604,775
Kungsleden AB	125,259	1,333,338
Lendlease Group	323,661	3,926,148
Nomura Real Estate Holdings, Inc.	72,100	1,799,423
Open House Co. Ltd.(a)	38,700	1,048,687
PSP Swiss Property AG (Registered)	23,478	3,549,269
S IMMO AG	44,376	1,190,095
Sagax AB, Class B	86,172	1,326,734
St Joe Co. (The)*(a)	52,245	1,097,667
St Modwen Properties plc	181,503	1,179,538
Sumitomo Realty & Development Co. Ltd.	189,800	7,092,218
Swire Pacific Ltd., Class A	279,000	2,473,844
Swire Pacific Ltd., Class B	797,500	1,135,926
Swire Properties Ltd.	670,800	2,099,247
TAG Immobilien AG*	75,465	1,990,401
Takara Leben Co. Ltd.	206,400	933,118
TOC Co. Ltd.	116,100	949,067
Tokyo Tatemono Co. Ltd.	116,100	1,906,703
Tricon Capital Group, Inc.(a)	29,799	245,593

Investments	Shares	Value ($)
Unizo Holdings Co. Ltd.(a)	22,900	1,172,625
Vonovia SE	43,602	2,490,399
Wharf Real Estate Investment Co. Ltd.	420,000	2,190,627
Wihlborgs Fastigheter AB	79,851	1,529,311
Yanlord Land Group Ltd.	657,900	554,315

		83,572,683

TOTAL COMMON STOCKS (Cost $357,228,226)		414,826,084

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 1.7%

REPURCHASE AGREEMENTS - 1.7%
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $6,307,881, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $6,452,222	6,307,056	6,307,056
NatWest Markets Securities, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $1,000,131, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.63%, maturing 4/15/2021 - 2/15/2027; total market value $1,012,285	1,000,000	1,000,000

		7,307,056

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $7,307,056)		7,307,056

Total Investments - 100.1% (Cost $364,535,282)		422,133,140
Liabilities in excess of other assets - (0.1%)		(231,226)

Net Assets - 100.0%		421,901,914

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $31,078,161, collateralized in the form of cash with a value of $7,307,056 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $20,070,070 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 13, 2020 – May 15, 2049 and $6,800,895 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 15, 2020 – September 20, 2117; a total value of $34,178,021.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $7,307,056.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	6	03/20/2020	EUR	$241,964	$(6,591)
Hang Seng Index	6	02/27/2020	HKD	1,013,522	(63,823)
S&P 500 E-Mini Index	10	03/20/2020	USD	1,612,000	29,451
S&P Midcap 400 E-Mini Index	11	03/20/2020	USD	2,207,700	(30,101)
SPI 200 Index	10	03/19/2020	AUD	1,163,839	40,117
TOPIX Mini Index	39	03/12/2020	JPY	604,152	(14,815)

					$(45,762)

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
GBP	84,548	JPMorgan Chase Bank	USD	111,419	03/18/2020	$161
HKD	970,501	Citibank NA	USD	124,122	03/18/2020	777
HKD	1,092,173	Morgan Stanley	USD	140,000	03/18/2020	557
JPY	17,382,976	Toronto-Dominion Bank (The)	USD	160,000	03/18/2020	757
USD	965,008	Citibank NA	AUD	1,397,014	03/18/2020	29,014
USD	1,267,664	Morgan Stanley	CAD	1,671,029	03/18/2020	4,219
USD	791,794	Morgan Stanley	EUR	706,993	03/18/2020	6,214
USD	833,000	Toronto-Dominion Bank (The)	SEK	7,782,862	03/18/2020	23,881
USD	2,283	Citibank NA	SGD	3,099	03/18/2020	13
USD	829,000	Morgan Stanley	SGD	1,122,429	03/18/2020	6,565

Total unrealized appreciation						$72,158

AUD	1,082,231	Citibank NA	USD	750,000	03/18/2020	$(24,909)
AUD	159,682	Toronto-Dominion Bank (The)	USD	110,000	03/18/2020	(3,014)
EUR	672,468	Morgan Stanley	USD	750,000	03/18/2020	(2,782)
EUR	53,548	Toronto-Dominion Bank (The)	USD	60,000	03/18/2020	(500)
GBP	74,722	Toronto-Dominion Bank (The)	USD	100,000	03/18/2020	(1,386)
JPY	22,320,217	Morgan Stanley	USD	206,781	03/18/2020	(365)
SEK	6,098,714	Morgan Stanley	USD	650,000	03/18/2020	(15,968)
SGD	880,492	BNP Paribas SA	USD	650,000	03/18/2020	(4,839)
USD	17,761	Morgan Stanley	CHF	17,373	03/18/2020	(308)

Total unrealized depreciation						$(54,071)

Net unrealized appreciation						$18,087

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Abbreviations:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	US Dollar

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	5.0%
Austria	0.7
Canada	3.2
France	0.1
Germany	2.7
Hong Kong	7.4
Ireland	0.2
Japan	8.5
Netherlands	0.1
New Zealand	0.6
Norway	0.3
Singapore	2.9
Spain	1.1
Sweden	3.2
Switzerland	0.8
United Kingdom	4.3
United States	57.3
Other[1]	1.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	69,135	4,522,964
FlexShares® Global Upstream Natural Resources Index Fund(a)	32,505	1,016,106
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	108,960	5,919,797

TOTAL EXCHANGE TRADED FUNDS (Cost $10,680,229)		11,458,867

Total Investments - 100.0% (Cost $10,680,229)		11,458,867
Other Assets Less Liabilities - 0.0%(b)		3,001

Net Assets - 100.0%		11,461,868

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares January 31, 2020	Value January 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Global Quality Real Estate Index Fund	$4,608,580	$61,309	$61,746	69,135	$4,522,964	$(85,216)	$115,863	$37
FlexShares® Global Upstream Natural Resources Index Fund	1,020,332	14,350	14,534	32,505	1,016,106	(3,519)	6,909	(523)
FlexShares® STOXX® Global Broad Infrastructure Index Fund	5,729,117	79,917	80,123	108,960	5,919,797	190,681	34,611	205

	$11,358,029	$155,576	$156,403	210,600	$11,458,867	$101,946	$157,383	$(281)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Aerospace & Defense - 1.9%
Boeing Co. (The)	9,477	3,016,245
Lockheed Martin Corp.	68,727	29,423,403

		32,439,648

Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.(a)	107,894	7,792,105

Auto Components - 0.7%
Lear Corp.	99,765	12,289,053

Banks - 8.6%
Bank of America Corp.	486,262	15,963,981
Citigroup, Inc.	139,671	10,392,919
Comerica, Inc.	82,029	5,016,894
JPMorgan Chase & Co.	593,417	78,544,674
M&T Bank Corp.	34,733	5,853,205
TCF Financial Corp.(a)	328,116	13,872,745
Wells Fargo & Co.	38,428	1,803,810
Western Alliance Bancorp	243,870	13,468,940
Zions Bancorp NA(a)	121,196	5,513,206

		150,430,374

Beverages - 3.6%
Coca-Cola Co. (The)	135,976	7,940,999
PepsiCo, Inc.	385,758	54,785,351

		62,726,350

Biotechnology - 4.0%
AbbVie, Inc.(a)	390,192	31,613,356
Amgen, Inc.	175,882	37,999,306

		69,612,662

Building Products - 0.3%
Johnson Controls International plc	113,067	4,460,493

Capital Markets - 3.4%
Ameriprise Financial, Inc.	55,425	9,167,849
Eaton Vance Corp.(a)	254,955	11,664,191
Evercore, Inc., Class A	61,337	4,699,641
Franklin Resources, Inc.(a)	156,668	3,963,700
Lazard Ltd., Class A(a)	283,776	11,907,241
T. Rowe Price Group, Inc.	135,237	18,058,197
TD Ameritrade Holding Corp.	729	34,613

		59,495,432

Chemicals - 1.4%
Dow, Inc.	256,433	11,813,868
Eastman Chemical Co.	181,055	12,903,790

		24,717,658

Communications Equipment - 3.0%
Cisco Systems, Inc.	1,131,409	52,010,872

Consumer Finance - 1.2%
Navient Corp.(a)	453,746	6,524,867

Investments	Shares	Value ($)
Synchrony Financial	448,573	14,538,251

		21,063,118

Containers & Packaging - 0.6%
International Paper Co.	271,952	11,073,885

Diversified Consumer Services - 0.1%
H&R Block, Inc.(a)	85,724	1,988,797

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	639,974	24,075,822
CenturyLink, Inc.(a)	228,177	3,116,898
Verizon Communications, Inc.	388,714	23,105,160

		50,297,880

Electric Utilities - 3.4%
Exelon Corp.	205,442	9,776,985
IDACORP, Inc.	90,158	10,114,826
OGE Energy Corp.	116,762	5,353,538
Portland General Electric Co.	148,539	9,135,149
PPL Corp.	359,154	12,997,783
Southern Co. (The)	169,231	11,913,862

		59,292,143

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	39,906	7,648,384

Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	24,786	3,233,334

Energy Equipment & Services - 0.3%
Schlumberger Ltd.	134,498	4,507,028

Entertainment - 0.9%
Activision Blizzard, Inc.	276,386	16,163,053

Equity Real Estate Investment Trusts (REITs) - 5.7%
Apple Hospitality REIT, Inc.(a)	734,566	11,033,181
Brandywine Realty Trust(a)	481,828	7,526,153
Brixmor Property Group, Inc.(a)	524,690	10,472,812
Host Hotels & Resorts, Inc.	519,517	8,488,908
Kimco Realty Corp.	15,309	291,637
Lamar Advertising Co., Class A	122,674	11,385,374
Life Storage, Inc.(a)	70,944	8,029,442
Macerich Co. (The)(a)	87,202	1,945,477
Public Storage	2,956	661,435
Simon Property Group, Inc.	27,343	3,640,720
SITE Centers Corp.	489,218	6,217,961
Spirit Realty Capital, Inc.	215,788	11,389,291
Vornado Realty Trust	92,375	6,075,504
Weingarten Realty Investors(a)	240,914	7,010,597
Welltower, Inc.	54,686	4,643,388

		98,811,880

Food & Staples Retailing - 0.8%
Walgreens Boots Alliance, Inc.	244,609	12,438,368
Walmart, Inc.	16,258	1,861,378

		14,299,746

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 0.3%
General Mills, Inc.	90,897	4,746,641

Gas Utilities - 1.0%
National Fuel Gas Co.(a)	174,404	7,532,509
UGI Corp.	230,568	9,589,323

		17,121,832

Health Care Equipment & Supplies - 0.5%
Medtronic plc	41,384	4,777,369
ResMed, Inc.	23,328	3,708,452

		8,485,821

Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	58,381	4,995,078
Cardinal Health, Inc.	200,269	10,255,776
McKesson Corp.	90,897	12,962,821
UnitedHealth Group, Inc.	34,733	9,463,006

		37,676,681

Hotels, Restaurants & Leisure - 1.1%
Cracker Barrel Old Country Store, Inc.(a)	18,475	2,825,382
Las Vegas Sands Corp.	88,680	5,791,691
Wyndham Destinations, Inc.	229,090	11,117,737

		19,734,810

Household Durables - 0.7%
Whirlpool Corp.(a)	79,812	11,666,120

Household Products - 0.7%
Procter & Gamble Co. (The)	95,331	11,880,149

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	12,563	2,176,163

Insurance - 1.4%
Aflac, Inc.	218,005	11,242,518
Allstate Corp. (The)	96,070	11,388,138
MetLife, Inc.	35,472	1,763,313
Principal Financial Group, Inc.	5,103	270,204

		24,664,173

IT Services - 2.6%
Broadridge Financial Solutions, Inc.	18,225	2,171,509
International Business Machines Corp.	212,093	30,484,127
Mastercard, Inc., Class A	13,302	4,202,634
Visa, Inc., Class A(a)	45,818	9,116,407

		45,974,677

Machinery - 2.9%
Caterpillar, Inc.	114,545	15,045,485
Cummins, Inc.	87,941	14,067,922
Illinois Tool Works, Inc.	116,762	20,431,015

		49,544,422

Media - 3.2%
Comcast Corp., Class A	434,532	18,767,437
Interpublic Group of Cos., Inc. (The)	533,558	12,111,767
Nexstar Media Group, Inc., Class A(a)	43,601	5,282,261

Investments	Shares	Value ($)
Omnicom Group, Inc.(a)	33,994	2,560,088
Sinclair Broadcast Group, Inc., Class A	177,360	5,306,611
ViacomCBS, Inc.	346,688	11,832,462

		55,860,626

Metals & Mining - 0.9%
Nucor Corp.	206,920	9,826,631
Steel Dynamics, Inc.	169,970	5,078,703

		14,905,334

Multiline Retail - 1.4%
Kohl’s Corp.	184,750	7,898,062
Macy’s, Inc.(a)	129,325	2,062,734
Target Corp.	134,498	14,894,309

		24,855,105

Multi-Utilities - 1.8%
NorthWestern Corp.	223,917	17,234,892
Public Service Enterprise Group, Inc.	232,046	13,737,123

		30,972,015

Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	430,098	46,080,700
CVR Energy, Inc.(a)	189,184	6,547,658
HollyFrontier Corp.	192,879	8,664,125
Phillips 66	154,451	14,112,188
Plains GP Holdings LP, Class A*	435,271	7,247,262
Valero Energy Corp.	159,624	13,457,899

		96,109,832

Pharmaceuticals - 7.4%
Eli Lilly & Co.	62,815	8,771,486
Johnson & Johnson	441,183	65,678,913
Merck & Co., Inc.	346,591	29,612,735
Pfizer, Inc.	672,490	25,043,528

		129,106,662

Professional Services - 0.3%
ManpowerGroup, Inc.	64,293	5,882,167

Semiconductors & Semiconductor Equipment - 3.7%
Broadcom, Inc.	1,458	444,923
Intel Corp.	120,457	7,700,816
Lam Research Corp.	50,991	15,206,026
Maxim Integrated Products, Inc.	143,366	8,619,164
Texas Instruments, Inc.	271,213	32,721,849

		64,692,778

Software - 5.0%
Intuit, Inc.	52,469	14,711,258
Microsoft Corp.	418,274	71,202,783
Oracle Corp.	22,170	1,162,817

		87,076,858

Specialty Retail - 2.4%
Best Buy Co., Inc.	187,706	15,896,821
Home Depot, Inc. (The)	116,762	26,633,412

		42,530,233

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	220,961	68,389,639
HP, Inc.	507,693	10,824,015
NetApp, Inc.	237,958	12,706,957

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Seagate Technology plc	253,477	14,445,654

		106,366,265

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.(a)	397,582	5,470,728
VF Corp.	72,422	6,008,854

		11,479,582

Tobacco - 2.1%
Philip Morris International, Inc.	436,010	36,058,027

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	73,900	5,030,373
WW Grainger, Inc.	40,645	12,302,022

		17,332,395

TOTAL COMMON STOCKS (Cost $1,418,668,911)		1,721,253,263

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 3.3%

BANK NOTES - 0.3%
Bank of America NA (US Federal Funds Effective Rate (continuous series) + 0.26%), 1.86%, 2/3/2020(c) (Cost $5,000,000)	5,000,000	5,000,000

CERTIFICATES OF DEPOSIT - 1.6%
Bank of Montreal, Chicago (US Federal Funds Effective Rate (continuous series) + 0.35%), 1.95%, 8/6/2020(c)	4,000,000	3,999,996
Cooperatieve Rabobank UA, London (ICE LIBOR USD 1 Month + 0.19%), 1.85%, 4/24/2020(c)	5,000,000	5,000,900
Credit Suisse, New York (SOFR + 0.38%), 1.96%, 3/6/2020(c)	4,000,090	4,000,068
Natixis SA, New York 1.79%, 6/5/2020	1,000,000	1,000,646
Standard Chartered, New York (US Federal Funds Effective Rate (continuous series) + 0.35%), 1.95%, 2/26/2020(c)	4,000,000	4,000,000
Svenska Handelsbanken, New York (ICE LIBOR USD 1 Month + 0.16%), 1.93%, 7/8/2020(c)	2,010,000	2,010,105
The Norinchukin Bank, New York 1.73%, 4/17/2020	1,000,000	999,976

Investments	Principal Amount ($)	Value ($)
Toronto-Dominion Bank, New York (US Federal Funds Effective Rate (continuous series) + 0.30%), 1.90%, 2/27/2020(c)	3,000,000	3,000,000
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.30%), 1.90%, 2/14/2020(c)	4,000,000	4,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $28,010,012)		28,011,691

COMMERCIAL PAPER - 0.3%
Bank of Nova Scotia, Houston (ICE LIBOR USD 1 Month + 0.17%), 1.85%, 5/15/2020(c)(d)	2,500,000	2,500,457
UBS AG, London (ICE LIBOR USD 1 Month + 0.34%), 2.00%, 7/28/2020(c)(d)	4,000,000	4,000,000

TOTAL COMMERCIAL PAPER (Cost $6,500,000)		6,500,457

REPURCHASE AGREEMENTS - 1.1%
BofA Securities, Inc., 2.03%, dated 1/31/2020, due 5/4/2020, repurchase price $8,042,404, collateralized by various Common Stocks; total market value $8,671,128	8,000,000	8,000,000
Citadel Clearing LLC, 2.19%, dated 1/31/2020, due 5/1/2020, repurchase price $5,027,679, collateralized by various Common Stocks; total market value $5,383,771	5,000,000	5,000,000
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $1,756,361, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $1,796,551	1,756,131	1,756,131

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Societe Generale, 1.73%, dated 1/31/2020, due 2/3/2020, repurchase price $4,000,577, collateralized by various Common Stocks; total market value $4,401,827	4,000,000	4,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,756,131)		18,756,131

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $58,266,143)		58,268,279

Total Investments - 102.2% (Cost $1,476,935,054)		1,779,521,542
Liabilities in excess of other assets - (2.2%)		(39,058,706)

Net Assets - 100.0%		1,740,462,836

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $121,511,618, collateralized in the form of cash with a value of $58,273,605 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $64,172,986 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 13, 2020 – May 15, 2049 and $4,315,068 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from September 15, 2021 – September 20, 2117; a total value of $126,761,659.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $58,268,279.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	115	03/20/2020	USD	$18,538,000	$324,555

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Aerospace & Defense - 1.9%
Boeing Co. (The)	2,376	756,209
Lockheed Martin Corp.	20,273	8,679,277

		9,435,486

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.(a)	13,167	950,921

Automobiles - 0.7%
Ford Motor Co.	9,614	84,796
Harley-Davidson, Inc.(a)	95,513	3,190,134

		3,274,930

Banks - 4.4%
Bank of America Corp.	73,568	2,415,237
Citigroup, Inc.	6,688	497,654
Investors Bancorp, Inc.	14,212	171,752
JPMorgan Chase & Co.	33,858	4,481,445
Wells Fargo & Co.	301,587	14,156,494

		21,722,582

Beverages - 2.5%
Coca-Cola Co. (The)	142,329	8,312,014
PepsiCo, Inc.	26,961	3,829,001

		12,141,015

Biotechnology - 1.6%
AbbVie, Inc.(a)	97,394	7,890,862

Building Products - 0.5%
Johnson Controls International plc	57,893	2,283,879

Capital Markets - 1.2%
Intercontinental Exchange, Inc.	8,987	896,363
Lazard Ltd., Class A	22,363	938,351
MarketAxess Holdings, Inc.	6,270	2,220,709
MSCI, Inc.	792	226,354
T. Rowe Price Group, Inc.	12,958	1,730,282

		6,012,059

Chemicals - 2.1%
CF Industries Holdings, Inc.	49,533	1,995,189
Dow, Inc.	76,912	3,543,336
LyondellBasell Industries NV, Class A	5,016	390,546
NewMarket Corp.	4,180	1,837,611
Scotts Miracle-Gro Co. (The)	19,228	2,360,045

		10,126,727

Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.(a)	102,619	2,157,051
Republic Services, Inc.	6,479	615,829
Rollins, Inc.	17,347	658,319

		3,431,199

Communications Equipment - 2.8%
Cisco Systems, Inc.	243,276	11,183,398

Investments	Shares	Value ($)
Motorola Solutions, Inc.	15,048	2,663,496

		13,846,894

Consumer Finance - 0.6%
Synchrony Financial	91,333	2,960,103

Diversified Consumer Services - 0.4%
H&R Block, Inc.(a)	78,375	1,818,300

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	207,537	7,807,542
CenturyLink, Inc.(a)	31,878	435,453
Cogent Communications Holdings, Inc.(a)	3,344	237,190
Verizon Communications, Inc.	115,786	6,882,320

		15,362,505

Electric Utilities - 5.4%
American Electric Power Co., Inc.	14,839	1,546,521
Evergy, Inc.	49,115	3,544,138
Exelon Corp.	67,298	3,202,712
FirstEnergy Corp.	9,196	467,065
OGE Energy Corp.	45,562	2,089,018
Pinnacle West Capital Corp.	34,903	3,409,674
Portland General Electric Co.	45,353	2,789,209
PPL Corp.	110,143	3,986,075
Southern Co. (The)	78,793	5,547,027

		26,581,439

Electrical Equipment - 0.7%
Eaton Corp. plc	35,739	3,376,263

Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	49,324	2,000,088
Schlumberger Ltd.	26,125	875,449

		2,875,537

Entertainment - 0.8%
Activision Blizzard, Inc.	67,507	3,947,809

Equity Real Estate Investment Trusts (REITs) - 5.8%
Apple Hospitality REIT, Inc.(a)	32,604	489,712
Brixmor Property Group, Inc.(a)	135,223	2,699,051
Brookfield Property REIT, Inc., Class A(a)	140,448	2,592,670
CubeSmart	1,254	39,714
Gaming and Leisure Properties, Inc.	11,077	523,444
Healthpeak Properties, Inc.	58,311	2,098,613
Iron Mountain, Inc.(a)	20,900	660,649
Kimco Realty Corp.	118,294	2,253,501
Macerich Co. (The)(a)	28,633	638,802
National Retail Properties, Inc.	209	11,704
Omega Healthcare Investors, Inc.(a)	62,909	2,639,033
Public Storage	4,807	1,075,614
Service Properties Trust(a)	40,546	874,983
Simon Property Group, Inc.	13,167	1,753,186
SITE Centers Corp.	151,525	1,925,883
Spirit Realty Capital, Inc.	57,266	3,022,499

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Weingarten Realty Investors(a)	18,183	529,125
Welltower, Inc.	34,276	2,910,375
WP Carey, Inc.(a)	21,109	1,775,689

		28,514,247

Food & Staples Retailing - 1.0%
Sysco Corp.	34,694	2,849,765
Walmart, Inc.	19,019	2,177,485

		5,027,250

Food Products - 1.8%
General Mills, Inc.	39,292	2,051,828
Hershey Co. (The)	14,630	2,270,137
JM Smucker Co. (The)	22,363	2,317,030
Kellogg Co.	13,585	926,633
Kraft Heinz Co. (The)	51,414	1,501,289

		9,066,917

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	209	18,212
Medtronic plc	2,717	313,651
ResMed, Inc.	12,331	1,960,259

		2,292,122

Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	15,466	1,323,271
Anthem, Inc.	1,584	420,203
UnitedHealth Group, Inc.	53,504	14,577,165

		16,320,639

Hotels, Restaurants & Leisure - 3.3%
Cracker Barrel Old Country Store, Inc.(a)	8,987	1,374,382
International Game Technology plc(a)	61,446	828,906
Las Vegas Sands Corp.	28,215	1,842,722
Six Flags Entertainment Corp.(a)	5,643	215,167
Starbucks Corp.	91,960	7,800,967
Vail Resorts, Inc.	2,717	637,164
Wyndham Destinations, Inc.	42,218	2,048,839
Yum! Brands, Inc.	12,540	1,326,356

		16,074,503

Household Durables - 0.1%
Newell Brands, Inc.	35,530	693,901

Household Products - 2.6%
Clorox Co. (The)	7,942	1,249,356
Kimberly-Clark Corp.	24,035	3,442,774
Procter & Gamble Co. (The)	66,044	8,230,403

		12,922,533

Independent Power and Renewable Electricity Producers - 0.0%(b)
TerraForm Power, Inc., Class A	4,389	79,397

Industrial Conglomerates - 0.3%
3M Co.	8,360	1,326,398

Insurance - 5.0%
Aflac, Inc.	55,176	2,845,426
Allstate Corp. (The)	18,810	2,229,737
Erie Indemnity Co., Class A(a)	1,672	278,388
Fidelity National Financial, Inc.	51,414	2,506,433
First American Financial Corp.	36,993	2,292,826

Investments	Shares	Value ($)
Hanover Insurance Group, Inc. (The)	12,958	1,795,720
Hartford Financial Services Group, Inc. (The)	28,006	1,660,196
MetLife, Inc.	38,665	1,922,037
Old Republic International Corp.	11,913	268,638
Progressive Corp. (The)	38,665	3,119,879
Reinsurance Group of America, Inc.	13,794	1,987,026
RenaissanceRe Holdings Ltd.	9,196	1,742,090
White Mountains Insurance Group Ltd.	1,881	2,101,491

		24,749,887

IT Services - 4.8%
Amdocs Ltd.	38,038	2,736,834
Broadridge Financial Solutions, Inc.	17,974	2,141,602
International Business Machines Corp.	60,819	8,741,515
Mastercard, Inc., Class A	4,807	1,518,723
Paychex, Inc.	18,601	1,595,408
Sabre Corp.	71,896	1,548,640
Visa, Inc., Class A	12,540	2,495,084
Western Union Co. (The)(a)	112,651	3,030,312

		23,808,118

Machinery - 0.7%
Cummins, Inc.	12,331	1,972,590
Illinois Tool Works, Inc.	7,524	1,316,550

		3,289,140

Media - 2.7%
Cable One, Inc.	627	1,068,427
Comcast Corp., Class A	155,496	6,715,872
Omnicom Group, Inc.	13,585	1,023,086
Sinclair Broadcast Group, Inc., Class A	53,086	1,588,333
ViacomCBS, Inc.	88,805	3,030,915

		13,426,633

Metals & Mining - 0.6%
Royal Gold, Inc.(a)	24,662	2,844,022

Multiline Retail - 1.7%
Kohl’s Corp.	21,318	911,344
Macy’s, Inc.(a)	36,157	576,704
Nordstrom, Inc.(a)	65,417	2,411,271
Target Corp.	40,546	4,490,064

		8,389,383

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	6,479	609,026
NorthWestern Corp.	49,324	3,796,468
WEC Energy Group, Inc.	11,286	1,127,359

		5,532,853

Oil, Gas & Consumable Fuels - 5.3%
Cabot Oil & Gas Corp.(a)	24,244	341,598
Chevron Corp.	135,432	14,510,184
CVR Energy, Inc.(a)	10,659	368,908
Exxon Mobil Corp.	76,285	4,738,824
Kinder Morgan, Inc.	88,407	1,845,054
Phillips 66	18,392	1,680,477

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Plains GP Holdings LP, Class A*(a)	151,107	2,515,932

		26,000,977

Pharmaceuticals - 7.7%
Eli Lilly & Co.	65,417	9,134,830
Johnson & Johnson	124,355	18,512,729
Merck & Co., Inc.	49,951	4,267,813
Pfizer, Inc.	158,213	5,891,852

		37,807,224

Semiconductors & Semiconductor Equipment - 3.9%
Broadcom, Inc.	19,646	5,995,174
Intel Corp.	23,617	1,509,835
KLA Corp.	2,772	459,431
Lam Research Corp.	792	236,182
Skyworks Solutions, Inc.	22,572	2,554,022
Texas Instruments, Inc.	69,388	8,371,662

		19,126,306

Software - 5.0%
CDK Global, Inc.	57,266	3,074,039
Microsoft Corp.	108,889	18,536,175
Oracle Corp.	56,012	2,937,829

		24,548,043

Specialty Retail - 3.0%
Foot Locker, Inc.(a)	48,697	1,849,025
Home Depot, Inc. (The)	43,472	9,915,963
L Brands, Inc.	22,781	527,608
Williams-Sonoma, Inc.(a)	33,858	2,372,769

		14,665,365

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	56,848	17,595,025
Seagate Technology plc	69,179	3,942,511

		21,537,536

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.(a)	147,763	2,033,219

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	31,141	344,419

Tobacco - 2.1%
Philip Morris International, Inc.	124,564	10,301,443

Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc., Class A	44,308	3,016,046
WW Grainger, Inc.	9,614	2,909,869

		5,925,915

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.(a)	18,601	820,490

TOTAL COMMON STOCKS (Cost $409,577,391)		485,507,390

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 3.9%

REPURCHASE AGREEMENTS - 3.9%
BofA Securities, Inc., 2.03%, dated 1/31/2020, due 5/4/2020, repurchase price $1,005,301, collateralized by various Common Stocks; total market value $1,083,891	1,000,000	1,000,000
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $8,179,807, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $8,366,982	8,178,737	8,178,737
Societe Generale, 1.73%, dated 1/31/2020, due 2/3/2020, repurchase price $10,001,442, collateralized by various Common Stocks; total market value $11,004,569	10,000,000	10,000,000

		19,178,737

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $19,178,737)		19,178,737

Total Investments - 102.7% (Cost $428,756,128)		504,686,127
Liabilities in excess of other assets - (2.7%)		(13,470,014)

Net Assets - 100.0%		491,216,113

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $39,431,733, collateralized in the form of cash with a value of $19,178,737 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $19,853,307 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 13, 2020 – May 15, 2049 and $2,326,362 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from September 15, 2021 – September 20, 2117; a total value of $41,358,406.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $19,178,737.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	34	03/20/2020	USD	$5,480,800	$89,084

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	575	246,169

Auto Components - 1.1%
Gentex Corp.	9,729	289,633
Lear Corp.	2,507	308,812

		598,445

Automobiles - 0.2%
General Motors Co.	2,875	95,996

Banks - 9.0%
Bank of America Corp.	12,305	403,973
Citigroup, Inc.	17,779	1,322,935
Comerica, Inc.	5,359	327,756
Huntington Bancshares, Inc.	8,303	112,672
JPMorgan Chase & Co.	16,629	2,201,014
PacWest Bancorp(a)	1,541	54,012
Wells Fargo & Co.	3,220	151,147
Zions Bancorp NA	6,601	300,280

		4,873,789

Beverages - 0.4%
Coca-Cola Co. (The)	2,346	137,007
PepsiCo, Inc.	667	94,727

		231,734

Biotechnology - 4.1%
AbbVie, Inc.	13,133	1,064,036
Amgen, Inc.	5,290	1,142,904

		2,206,940

Building Products - 1.4%
Armstrong World Industries, Inc.	2,484	249,220
Johnson Controls International plc	6,233	245,892
Simpson Manufacturing Co., Inc.(a)	2,990	247,183

		742,295

Capital Markets - 3.7%
Ameriprise Financial, Inc.	1,955	323,377
BlackRock, Inc.	368	194,065
Blackstone Group, Inc. (The), Class A	2,507	153,102
Eaton Vance Corp.(a)	5,750	263,062
Evercore, Inc., Class A	1,587	121,596
Lazard Ltd., Class A	7,705	323,302
LPL Financial Holdings, Inc.	2,829	260,636
T. Rowe Price Group, Inc.	2,622	350,116

		1,989,256

Chemicals - 1.4%
Celanese Corp.	2,553	264,236
Dow, Inc.	7,176	330,598
Huntsman Corp.	2,714	55,800
LyondellBasell Industries NV, Class A	1,058	82,376

		733,010

Investments	Shares	Value ($)
Communications Equipment - 3.1%
Cisco Systems, Inc.	36,639	1,684,295

Consumer Finance - 2.1%
Discover Financial Services	3,404	255,743
Navient Corp.(a)	20,332	292,374
OneMain Holdings, Inc.	6,256	265,067
Synchrony Financial	9,108	295,190

		1,108,374

Containers & Packaging - 0.6%
International Paper Co.	6,509	265,046
Packaging Corp. of America	414	39,641

		304,687

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	19,872	747,585
Verizon Communications, Inc.	12,121	720,472

		1,468,057

Electric Utilities - 1.3%
OGE Energy Corp.	7,521	344,838
PPL Corp.	9,522	344,601

		689,439

Electrical Equipment - 2.3%
Eaton Corp. plc	3,496	330,267
Emerson Electric Co.	2,484	177,929
Hubbell, Inc.	1,541	220,717
nVent Electric plc	8,901	221,635
Rockwell Automation, Inc.	1,610	308,573

		1,259,121

Energy Equipment & Services - 0.7%
Helmerich & Payne, Inc.	1,449	58,757
Schlumberger Ltd.	10,212	342,204

		400,961

Equity Real Estate Investment Trusts (REITs) - 6.7%
Apple Hospitality REIT, Inc.(a)	18,032	270,841
Brandywine Realty Trust	18,446	288,127
Brixmor Property Group, Inc.(a)	14,950	298,402
Brookfield Property REIT, Inc., Class A(a)	18,446	340,513
Gaming and Leisure Properties, Inc.	2,024	95,644
Host Hotels & Resorts, Inc.	7,038	115,001
Iron Mountain, Inc.(a)	1,863	58,889
Kimco Realty Corp.	9,062	172,631
Lamar Advertising Co., Class A	3,197	296,714
Omega Healthcare Investors, Inc.(a)	6,279	263,404
Outfront Media, Inc.	10,258	305,073
RLJ Lodging Trust(a)	2,300	35,788
Ryman Hospitality Properties, Inc.	1,472	125,164
Simon Property Group, Inc.	920	122,498
SITE Centers Corp.	17,986	228,602
Spirit Realty Capital, Inc.	5,612	296,201
Weingarten Realty Investors(a)	9,269	269,728

		3,583,220

Food & Staples Retailing - 0.5%
Walgreens Boots Alliance, Inc.	3,979	202,332

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Walmart, Inc.	437	50,032

		252,364

Food Products - 0.3%
General Mills, Inc.	3,105	162,143

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	2,024	176,371
Hill-Rom Holdings, Inc.	1,472	156,753
Medtronic plc	138	15,931

		349,055

Health Care Providers & Services - 1.0%
AmerisourceBergen Corp.	322	27,550
Cardinal Health, Inc.	6,394	327,437
UnitedHealth Group, Inc.	667	181,724

		536,711

Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	5,129	334,975
Wyndham Destinations, Inc.	6,026	292,442

		627,417

Household Durables - 0.5%
Whirlpool Corp.	1,909	279,039

Household Products - 0.5%
Procter & Gamble Co. (The)	2,369	295,225

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp.	15,801	313,808
TerraForm Power, Inc., Class A	1,932	34,950

		348,758

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	1,035	179,283

Insurance - 1.9%
MetLife, Inc.	7,475	371,582
Primerica, Inc.	2,277	269,961
Principal Financial Group, Inc.	1,656	87,685
Prudential Financial, Inc.	1,702	154,984
Unum Group	5,704	152,240

		1,036,452

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	2,921	98,029

IT Services - 3.3%
International Business Machines Corp.	7,222	1,038,018
Mastercard, Inc., Class A	897	283,398
Paychex, Inc.	1,357	116,390
Visa, Inc., Class A	1,702	338,647

		1,776,453

Machinery - 3.6%
Caterpillar, Inc.	3,910	513,578
Cummins, Inc.	1,771	283,307
Dover Corp.	3,105	353,504
Illinois Tool Works, Inc.	2,622	458,798
Oshkosh Corp.	3,979	342,353

		1,951,540

Investments	Shares	Value ($)
Media - 3.0%
Comcast Corp., Class A	12,742	550,327
Interpublic Group of Cos., Inc. (The)	2,346	53,254
New York Times Co. (The), Class A(a)	5,037	161,234
Nexstar Media Group, Inc., Class A(a)	2,829	342,733
Omnicom Group, Inc.(a)	3,128	235,570
Sinclair Broadcast Group, Inc., Class A	2,714	81,203
ViacomCBS, Inc.	5,830	198,978

		1,623,299

Metals & Mining - 1.6%
Nucor Corp.	5,911	280,713
Reliance Steel & Aluminum Co.	2,714	311,567
Steel Dynamics, Inc.	9,338	279,020

		871,300

Multiline Retail - 0.1%
Kohl’s Corp.	1,863	79,643

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	13,087	1,402,141
CVR Energy, Inc.(a)	6,578	227,665
Exxon Mobil Corp.	8,464	525,784
Plains GP Holdings LP, Class A*(a)	6,348	105,694
Valero Energy Corp.	4,255	358,739

		2,620,023

Pharmaceuticals - 5.9%
Johnson & Johnson	9,338	1,390,148
Merck & Co., Inc.	8,303	709,408
Pfizer, Inc.	29,325	1,092,063

		3,191,619

Professional Services - 0.4%
ManpowerGroup, Inc.	2,507	229,365

Semiconductors & Semiconductor Equipment - 5.5%
Broadcom, Inc.	2,001	610,625
Intel Corp.	2,392	152,921
Lam Research Corp.	1,541	459,542
Maxim Integrated Products, Inc.	3,036	182,524
QUALCOMM, Inc.	6,417	547,434
Texas Instruments, Inc.	8,257	996,207

		2,949,253

Software - 4.9%
Intuit, Inc.	1,265	354,681
Microsoft Corp.	13,179	2,243,461
Oracle Corp.	506	26,540

		2,624,682

Specialty Retail - 4.5%
Best Buy Co., Inc.	3,657	309,711
Home Depot, Inc. (The)	7,567	1,726,033
Lowe’s Cos., Inc.	3,335	387,660

		2,423,404

Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	12,466	3,858,352

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
HP, Inc.	14,835	316,282
NetApp, Inc.	2,691	143,699
Seagate Technology plc	6,026	343,422

		4,661,755

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.(a)	19,067	262,362

Tobacco - 2.2%
Philip Morris International, Inc.	14,076	1,164,085

Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc., Class A	4,416	300,597

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.(a)	1,702	75,075

TOTAL COMMON STOCKS (Cost $44,797,500)		53,184,719

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 2.9%

REPURCHASE AGREEMENTS - 2.9%
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $1,041,625, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $1,065,460	1,041,488	1,041,488
Societe Generale, 1.73%, dated 1/31/2020, due 2/3/2020, repurchase price $500,072, collateralized by various Common Stocks; total market value $550,228	500,000	500,000

		1,541,488

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,541,488)		1,541,488

Total Investments - 101.6% (Cost $46,338,988)		54,726,207
Liabilities in excess of other assets - (1.6%)		(850,832)

Net Assets - 100.0%		53,875,375

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $3,352,839, collateralized in the form of cash with a value of $1,541,488 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,693,006 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 20, 2020 – May 15, 2049 and $289,345 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from September 15, 2021 – September 20, 2117; a total value of $3,523,839.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $1,541,488.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	4	03/20/2020	USD	$644,800	$5,870

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 97.4%

Airlines - 1.0%
International Consolidated Airlines Group SA	652,460	4,895,534
Japan Airlines Co. Ltd.	102,000	2,912,673

		7,808,207

Auto Components - 1.6%
Bridgestone Corp.	170,000	6,118,651
Nokian Renkaat OYJ	203,320	5,477,510
Xinyi Glass Holdings Ltd.(a)	1,360,000	1,716,442

		13,312,603

Automobiles - 2.4%
Fiat Chrysler Automobiles NV	408,000	5,304,572
Ford Otomotiv Sanayi A/S	446,420	5,594,236
Tofas Turk Otomobil Fabrikasi A/S	1,397,400	6,163,970
Toyota Motor Corp.	29,100	2,054,465

		19,117,243

Banks - 10.8%
ABN AMRO Bank NV, CVA(b)	86,700	1,510,392
Agricultural Bank of China Ltd., Class H	4,760,000	1,851,305
Australia & New Zealand Banking Group Ltd.	266,220	4,589,190
Bank of China Ltd., Class H	6,800,000	2,653,479
Bank Polska Kasa Opieki SA	57,460	1,466,219
China Construction Bank Corp., Class H	4,420,000	3,386,908
China Minsheng Banking Corp. Ltd., Class H	2,380,000	1,673,531
Danske Bank A/S	147,560	2,470,512
DBS Group Holdings Ltd.	306,000	5,687,757
DNB ASA	273,700	4,805,740
Fukuoka Financial Group, Inc.	102,000	1,811,598
HSBC Holdings plc	236,980	1,723,752
ING Groep NV	358,700	3,905,549
KBC Group NV	65,960	4,843,399
National Bank of Canada(a)	124,440	6,909,099
Royal Bank of Canada	261,800	20,701,708
Sberbank of Russia PJSC	105,400	415,918
Skandinaviska Enskilda Banken AB, Class A	744,260	7,354,072
Swedbank AB, Class A(a)	440,980	6,782,618
Toronto-Dominion Bank (The)	4,420	244,436
Westpac Banking Corp.	144,500	2,429,996

		87,217,178

Beverages - 0.8%
Coca-Cola Amatil Ltd.	797,980	6,399,808
Diageo plc	5,780	229,338

		6,629,146

Capital Markets - 1.1%
Macquarie Group Ltd.	71,400	6,919,822

Investments	Shares	Value ($)
Moscow Exchange MICEX-RTS PJSC	139,400	239,795
Natixis SA	348,840	1,477,913

		8,637,530

Chemicals - 1.5%
Covestro AG(b)	25,840	1,092,459
Showa Denko KK(a)	204,000	5,034,830
Sinopec Shanghai Petrochemical Co. Ltd., Class H	21,760,000	5,576,685

		11,703,974

Commercial Services & Supplies - 1.5%
Edenred	111,520	6,029,784
Societe BIC SA	84,660	5,718,342

		11,748,126

Construction Materials - 0.0%(c)
China Resources Cement Holdings Ltd.	322,000	364,510

Diversified Financial Services - 0.9%
Mitsubishi UFJ Lease & Finance Co. Ltd.	136,000	870,822
REC Ltd.	3,117,800	6,278,637

		7,149,459

Diversified Telecommunication Services - 3.3%
BT Group plc	857,820	1,819,648
O2 Czech Republic A/S	602,480	6,217,216
Proximus SADP	161,500	4,603,219
Spark New Zealand Ltd.	2,121,940	6,399,175
Telefonica Deutschland Holding AG	584,120	1,769,130
Telefonica SA	45,560	308,441
Telenor ASA	280,840	5,086,489

		26,203,318

Electric Utilities - 3.4%
Endesa SA	75,820	2,081,268
Enel SpA	1,051,280	9,151,299
Federal Grid Co. Unified Energy System PJSC	1,887,000,000	6,470,173
Red Electrica Corp. SA	105,060	2,099,770
SSE plc	387,260	7,700,683

		27,503,193

Electrical Equipment - 0.9%
Mitsubishi Electric Corp.	136,000	1,938,645
Signify NV(b)	167,620	5,594,985

		7,533,630

Electronic Equipment, Instruments & Components - 1.2%
Walsin Technology Corp.	340,000	2,369,161
Yageo Corp.	572,000	7,318,283

		9,687,444

Entertainment - 0.9%
Nintendo Co. Ltd.	19,500	7,335,102

Equity Real Estate Investment Trusts (REITs) - 1.9%
Growthpoint Properties Ltd.(a)	99,280	139,592

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
H&R REIT	79,560	1,286,748
Klepierre SA	53,380	1,817,855
Redefine Properties Ltd.	2,631,600	1,261,456
Resilient REIT Ltd.	1,323,280	5,743,227
RioCan REIT	46,920	963,553
United Urban Investment Corp.	2,380	4,266,587

		15,479,018

Food & Staples Retailing - 0.7%
President Chain Store Corp.	573,000	5,661,905

Food Products - 2.6%
Nestle SA (Registered)	78,880	8,700,559
Salmar ASA	131,580	6,447,817
Uni-President Enterprises Corp.	2,380,000	5,719,753

		20,868,129

Gas Utilities - 1.0%
Enagas SA	243,440	6,561,055
Naturgy Energy Group SA	59,840	1,578,289

		8,139,344

Health Care Providers & Services - 0.6%
Netcare Ltd.	3,590,400	4,799,328

Hotels, Restaurants & Leisure - 1.4%
Sands China Ltd.	1,224,000	5,990,032
Wynn Macau Ltd.(a)	2,448,000	5,157,733

		11,147,765

Household Durables - 1.9%
Persimmon plc	186,660	7,512,066
Taylor Wimpey plc	2,649,620	7,512,860

		15,024,926

Independent Power and Renewable Electricity Producers - 0.7%
AES Gener SA	8,199,440	1,524,720
Unipro PJSC	84,660,000	3,897,115

		5,421,835

Insurance - 8.3%
Admiral Group plc	68,340	2,035,038
Allianz SE (Registered)	51,680	12,362,113
BB Seguridade Participacoes SA	680,000	5,534,523
Direct Line Insurance Group plc	1,698,640	7,563,839
Legal & General Group plc	644,980	2,597,400
MS&AD Insurance Group Holdings, Inc.	170,000	5,735,941
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,020	301,016
Orange Life Insurance Ltd.(b)(d)	153,680	3,545,916
Poste Italiane SpA(b)	498,440	5,717,042
Powszechny Zaklad Ubezpieczen SA	352,920	3,659,352
Sampo OYJ, Class A	49,980	2,263,701
Tokio Marine Holdings, Inc.	121,700	6,720,252
UnipolSai Assicurazioni SpA	939,760	2,520,290
Zurich Insurance Group AG	14,960	6,215,430

		66,771,853

Interactive Media & Services - 0.7%
Tencent Holdings Ltd.	110,200	5,293,642

Investments	Shares	Value ($)
IT Services - 0.2%
Nomura Research Institute Ltd.	86,300	1,926,890

Machinery - 2.8%
Alstom SA	141,440	7,514,298
Atlas Copco AB, Class A	23,120	820,347
Atlas Copco AB, Class B	17,680	550,285
FANUC Corp.	12,600	2,362,246
Komatsu Ltd.	102,000	2,321,668
Kone OYJ, Class B	52,020	3,358,605
Sinotruk Hong Kong Ltd.(a)	3,230,000	5,615,655

		22,543,104

Media - 1.3%
Eutelsat Communications SA	317,560	4,766,756
ITV plc	1,106,020	1,974,072
ProSiebenSat.1 Media SE	103,700	1,377,320
Publicis Groupe SA	48,620	2,156,844

		10,274,992

Metals & Mining - 5.9%
Alumina Ltd.(a)	3,590,400	5,239,833
BHP Group plc	64,940	1,420,854
Eregli Demir ve Celik Fabrikalari TAS	4,428,840	6,904,107
Evraz plc	1,261,060	5,861,373
Kumba Iron Ore Ltd.	177,140	4,127,972
Magnitogorsk Iron & Steel Works PJSC	9,214,000	6,474,610
Novolipetsk Steel PJSC	2,522,800	5,447,337
Rio Tinto plc	131,240	7,065,343
Severstal PJSC	370,260	5,280,052

		47,821,481

Multiline Retail - 0.4%
Wesfarmers Ltd.	105,740	3,200,309

Multi-Utilities - 0.7%
AGL Energy Ltd.	397,120	5,303,747

Oil, Gas & Consumable Fuels - 7.1%
Aker BP ASA(a)	202,980	5,751,739
BP plc	1,822,740	10,973,295
Bukit Asam Tbk. PT	32,810,000	5,310,150
Canadian Natural Resources Ltd.	66,640	1,875,423
China Petroleum & Chemical Corp., Class H	3,400,000	1,808,394
CNOOC Ltd.	2,040,000	3,115,868
Eni SpA	240,380	3,371,953
Equinor ASA	223,040	4,044,472
Exxaro Resources Ltd.	151,640	1,231,055
Formosa Petrochemical Corp.	1,020,000	3,035,453
Inter Pipeline Ltd.(a)	82,620	1,377,468
Lundin Petroleum AB	60,520	1,843,481
Royal Dutch Shell plc, Class A	69,020	1,814,548
Royal Dutch Shell plc, Class B	28,900	761,920
Tatneft PJSC (Preference)	567,120	6,361,447
TOTAL SA	19,380	948,098
Tupras Turkiye Petrol Rafinerileri A/S	60,520	1,138,605
Woodside Petroleum Ltd.	31,280	727,260

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Yanzhou Coal Mining Co. Ltd., Class H(a)	2,040,000	1,518,526

		57,009,155

Paper & Forest Products - 0.7%
UPM-Kymmene OYJ	177,820	5,622,125

Personal Products - 0.3%
L’Oreal SA	2,380	664,391
Pola Orbis Holdings, Inc.	68,000	1,503,861

		2,168,252

Pharmaceuticals - 6.7%
Astellas Pharma, Inc.	170,000	3,059,326
AstraZeneca plc	7,140	698,743
GlaxoSmithKline plc	896,580	21,084,592
H Lundbeck A/S	19,040	809,786
Novartis AG (Registered)	80,240	7,585,132
Orion OYJ, Class B	137,700	6,511,405
Roche Holding AG	40,120	13,490,504
Roche Holding AG - BR	1,360	451,242

		53,690,730

Professional Services - 0.4%
Adecco Group AG (Registered)	23,460	1,379,213
Thomson Reuters Corp.	26,520	2,133,351

		3,512,564

Real Estate Management & Development - 2.7%
Agile Group Holdings Ltd.	4,080,000	5,433,064
Daito Trust Construction Co. Ltd.	48,600	5,786,622
Land & Houses PCL, NVDR	15,130,000	4,514,244
Logan Property Holdings Co. Ltd.	4,080,000	6,242,244

		21,976,174

Road & Rail - 0.7%
Aurizon Holdings Ltd.	1,557,880	5,642,212

Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV	1,020	287,395
Globalwafers Co. Ltd.	226,000	2,992,486
Nanya Technology Corp.	680,000	1,758,019
Novatek Microelectronics Corp.	870,000	6,278,261
Taiwan Semiconductor Manufacturing Co. Ltd.	504,222	5,341,158
Tokyo Electron Ltd.	17,600	3,978,410
Vanguard International Semiconductor Corp.	1,512,000	3,763,859

		24,399,588

Software - 0.9%
Micro Focus International plc	57,800	781,120
SAP SE	7,140	932,256
Trend Micro, Inc.	109,000	5,792,684

		7,506,060

Specialty Retail - 0.9%
Hennes & Mauritz AB, Class B(a)	321,980	7,070,188

Technology Hardware, Storage & Peripherals - 2.2%
Brother Industries Ltd.	136,000	2,714,102
Canon, Inc.(a)	238,000	6,338,396
Chicony Electronics Co. Ltd.	340,000	966,798
Inventec Corp.	2,040,000	1,549,803

Investments	Shares	Value ($)
Lite-On Technology Corp.	1,020,000	1,593,697
Samsung Electronics Co. Ltd.	91,800	4,344,104

		17,506,900

Textiles, Apparel & Luxury Goods - 1.5%
HUGO BOSS AG	127,840	6,063,574
Kering SA	9,180	5,646,168
LVMH Moet Hennessy Louis Vuitton SE	1,360	595,777

		12,305,519

Tobacco - 3.0%
British American Tobacco Malaysia Bhd.	340,000	977,355
British American Tobacco plc	209,100	9,254,466
Imperial Brands plc	294,440	7,571,656
Japan Tobacco, Inc.	306,000	6,538,690

		24,342,167

Trading Companies & Distributors - 0.9%
ITOCHU Corp.(a)	136,000	3,222,291
Marubeni Corp.	272,000	1,995,612
Sumitomo Corp.	136,000	2,055,340

		7,273,243

Transportation Infrastructure - 2.0%
Aena SME SA(b)	34,000	6,298,012
Sydney Airport	727,940	4,088,610
TAV Havalimanlari Holding A/S	1,178,440	5,363,526

		15,750,148

Wireless Telecommunication Services - 2.0%
Intouch Holdings PCL, NVDR	1,326,000	2,371,655
NTT DOCOMO, Inc.	264,300	7,576,511
Softbank Corp.(a)	476,000	6,570,060

		16,518,226

TOTAL COMMON STOCKS (Cost $738,232,832)		783,922,182

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.2%

REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 1.57%, dated 1/31/2020, due 2/3/2020, repurchase price $785,075, collateralized by various U.S. Treasury Securities, ranging from 0.38% - 6.38%, maturing 6/15/2020 - 1/15/2028; total market value $803,039	784,972	784,972

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Societe Generale, 1.73%, dated 1/31/2020, due 2/3/2020, repurchase price $500,072, collateralized by various Common Stocks; total market value $550,228	500,000	500,000

		1,284,972

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,284,972)		1,284,972

Total Investments - 97.6% (Cost $739,517,804)		785,207,154
Other Assets Less Liabilities - 2.4%		19,518,778

Net Assets - 100.0%		804,725,932

(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $40,891,659, collateralized in the form of cash with a value of $1,284,972 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $11,850,960 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.63%, and maturity dates ranging from February 29, 2020 – February 15, 2049 and $30,801,338 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 15, 2020 – September 20, 2117; a total value of $43,937,270.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $3,545,916, which represents approximately 0.44% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2020. The total value of securities purchased was $1,284,972.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	136	03/20/2020	EUR	$5,484,526	$(157,259)
FTSE 100 Index	39	03/20/2020	GBP	3,710,503	(81,288)
Hang Seng Index	3	02/27/2020	HKD	506,761	(32,674)
MSCI Emerging Markets E-Mini Index	85	03/20/2020	USD	4,462,925	(159,975)
S&P/TSX 60 Index	8	03/19/2020	CAD	1,247,892	27,338
SPI 200 Index	15	03/19/2020	AUD	1,745,758	57,913
TOPIX Index	22	03/12/2020	JPY	3,408,036	(77,518)

					$(423,463)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CHF	56,951	Morgan Stanley	USD	58,221	03/18/2020	$1,008
GBP	380,371	Morgan Stanley	USD	500,000	03/18/2020	1,989
HKD	3,785,228	Citibank NA	USD	484,111	03/18/2020	3,029
HKD	3,117,545	Toronto-Dominion Bank (The)	USD	400,000	03/18/2020	1,213
RUB*	38,148,601	Goldman Sachs & Co.	USD	593,556	03/18/2020	361
USD	429,000	Toronto-Dominion Bank (The)	AUD	620,060	03/18/2020	13,563
USD	673,037	Goldman Sachs & Co.	BRL*	2,783,346	03/18/2020	23,237
USD	1,071,000	Toronto-Dominion Bank (The)	EUR	960,586	03/18/2020	3,638
USD	102,668	Toronto-Dominion Bank (The)	INR*	7,340,681	03/18/2020	268
USD	114,858	Bank of New York	NZD	174,054	03/18/2020	2,156

Total unrealized appreciation						$50,462

AUD	594,817	Citibank NA	USD	413,249	03/18/2020	$(14,724)
CAD	274,850	Morgan Stanley	USD	208,505	03/18/2020	(694)
EUR	2,041,803	Morgan Stanley	USD	2,289,123	03/18/2020	(20,357)
JPY	81,683,469	Morgan Stanley	USD	756,738	03/18/2020	(1,335)
KRW*	53,370,285	Morgan Stanley	USD	44,827	03/18/2020	(11)
NOK	1,662,015	Bank of New York	USD	182,815	03/18/2020	(2,480)
SEK	4,369,945	Bank of New York	USD	468,337	03/18/2020	(14,030)
SGD	17,194	Citibank NA	USD	12,668	03/18/2020	(69)
TRY	3,535,197	BNP Paribas SA	USD	594,892	03/18/2020	(9,857)
TWD*	8,938,847	BNP Paribas SA	USD	300,000	03/18/2020	(3,656)
USD	332,352	Bank of New York	CZK	7,627,008	03/18/2020	(3,261)
USD	153,822	JPMorgan Chase Bank	GBP	116,724	03/18/2020	(222)
USD	704,000	Toronto-Dominion Bank (The)	GBP	538,055	03/18/2020	(6,091)
USD	319,000	Morgan Stanley	HKD	2,491,126	03/18/2020	(1,596)
USD	694,000	Toronto-Dominion Bank (The)	JPY	75,562,720	03/18/2020	(4,799)
USD	134,515	Goldman Sachs & Co.	TWD*	4,062,363	03/18/2020	(162)
ZAR	2,024,084	Morgan Stanley	USD	135,657	03/18/2020	(1,482)

Total unrealized depreciation						$(84,826)

Net unrealized depreciation						$(34,364)

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	US Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	5.5%
Belgium	1.2
Brazil	0.7
Canada	4.4
Chile	0.2
China	5.5
Czech Republic	0.8
Denmark	0.4
Finland	2.9
France	4.6
Germany	3.0
Hong Kong	1.6
India	0.8
Indonesia	0.7
Italy	3.2
Japan	13.5
Malaysia	0.1
Netherlands	1.4
New Zealand	0.8
Norway	3.2
Poland	0.6
Russia	4.3
Singapore	0.7
South Africa	2.2
South Korea	1.0
Spain	2.4
Sweden	3.0
Switzerland	4.7
Taiwan	6.0
Thailand	0.9
Turkey	3.1
United Kingdom	14.0
Other[1]	2.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Airlines - 0.9%
International Consolidated Airlines Group SA	25,160	188,780
Japan Airlines Co. Ltd.	17,000	485,446

		674,226

Auto Components - 1.2%
Bridgestone Corp.	17,000	611,865
Nokian Renkaat OYJ	11,458	308,683

		920,548

Automobiles - 1.2%
Ford Otomotiv Sanayi A/S	7,684	96,291
Tofas Turk Otomobil Fabrikasi A/S	132,124	582,803
Toyota Motor Corp.	3,400	240,040

		919,134

Banks - 12.6%
ABN AMRO Bank NV, CVA(a)	9,622	167,624
Australia & New Zealand Banking Group Ltd.	32,164	554,454
Bank Leumi Le-Israel BM	78,982	570,987
Bank of China Ltd., Class H	680,000	265,348
Bank of Communications Co. Ltd., Class H	170,000	109,467
China Minsheng Banking Corp. Ltd., Class H	238,000	167,353
Commonwealth Bank of Australia	5,848	333,788
Danske Bank A/S	12,512	209,481
DNB ASA	21,352	374,907
Grupo Financiero Banorte SAB de CV, Class O	105,400	646,785
Hang Seng Bank Ltd.	30,600	623,436
HSBC Holdings plc	20,230	147,150
KBC Group NV	8,398	616,660
National Bank of Canada	9,078	504,024
Royal Bank of Canada	21,726	1,717,973
Sberbank of Russia PJSC	188,360	743,286
Skandinaviska Enskilda Banken AB, Class A	66,402	656,122
Swedbank AB, Class A	42,806	658,390
Toronto-Dominion Bank (The)	714	39,486
Westpac Banking Corp.	29,852	502,009

		9,608,730

Beverages - 0.8%
Coca-Cola Amatil Ltd.	75,786	607,804
Diageo plc	510	20,236

		628,040

Capital Markets - 0.5%
Natixis SA	35,054	148,512
Singapore Exchange Ltd.	40,800	260,063

		408,575

Investments	Shares	Value ($)
Chemicals - 0.7%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,040,000	522,814

Commercial Services & Supplies - 0.8%
Edenred	782	42,282
Societe BIC SA(b)	7,990	539,683

		581,965

Construction & Engineering - 1.0%
CIMIC Group Ltd.	24,106	472,675
HOCHTIEF AG	2,822	327,120

		799,795

Diversified Financial Services - 0.8%
REC Ltd.	296,004	596,094

Diversified Telecommunication Services - 3.3%
BCE, Inc.	3,672	173,140
BT Group plc	91,256	193,577
Nippon Telegraph & Telephone Corp.	6,800	174,823
O2 Czech Republic A/S	54,298	560,321
Proximus SADP	5,916	168,623
Spark New Zealand Ltd.	202,538	610,798
Telefonica Deutschland Holding AG	53,516	162,084
Telenor ASA	28,390	514,191

		2,557,557

Electric Utilities - 4.7%
Endesa SA	7,004	192,260
Enel SpA	142,120	1,237,142
Federal Grid Co. Unified Energy System PJSC	187,680,000	643,520
Fortis, Inc.(b)	3,479	151,834
Red Electrica Corp. SA	30,294	605,468
SSE plc	36,652	728,827

		3,559,051

Electrical Equipment - 0.1%
Signify NV(a)	2,176	72,633

Electronic Equipment, Instruments & Components - 1.2%
Walsin Technology Corp.	34,000	236,916
Yageo Corp.	55,000	703,681

		940,597

Equity Real Estate Investment Trusts (REITs) - 2.7%
Growthpoint Properties Ltd.	107,507	151,160
H&R REIT	8,942	144,622
Klepierre SA	4,930	167,891
Link REIT	41,600	423,238
Redefine Properties Ltd.	277,882	133,203
Resilient REIT Ltd.	119,884	520,314
RioCan REIT	7,786	159,894
Scentre Group	13,192	34,089
United Urban Investment Corp.	204	365,707

		2,100,118

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 3.9%
Nestle SA (Registered)	16,830	1,856,369
Salmar ASA	12,410	608,127
Uni-President Enterprises Corp.	204,000	490,265

		2,954,761

Gas Utilities - 1.1%
Enagas SA	23,018	620,368
Snam SpA	35,224	188,813

		809,181

Health Care Providers & Services - 0.3%
Netcare Ltd.	158,882	212,379

Hotels, Restaurants & Leisure - 1.0%
Crown Resorts Ltd.	18,836	147,534
Sands China Ltd.(b)	122,400	599,003

		746,537

Household Durables - 2.3%
Persimmon plc	18,122	729,314
Taylor Wimpey plc	258,706	733,547
Woongjin Coway Co. Ltd.	3,570	262,991

		1,725,852

Independent Power and Renewable Electricity Producers - 0.2%
AES Gener SA	723,214	134,485

Insurance - 8.0%
Admiral Group plc	7,344	218,691
Allianz SE (Registered)	1,156	276,521
Assicurazioni Generali SpA	13,022	253,913
BB Seguridade Participacoes SA	17,000	138,363
Direct Line Insurance Group plc	159,222	708,996
Legal & General Group plc	64,940	261,520
MS&AD Insurance Group Holdings, Inc.	17,000	573,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,516	742,506
Orange Life Insurance Ltd.(a)(c)	19,670	453,853
Poste Italiane SpA(a)	47,158	540,896
Powszechny Zaklad Ubezpieczen SA	53,754	557,364
Sampo OYJ, Class A	5,304	240,229
Tokio Marine Holdings, Inc.	6,800	375,495
UnipolSai Assicurazioni SpA	55,556	148,993
Zurich Insurance Group AG	1,462	607,417

		6,098,351

Interactive Media & Services - 0.6%
Tencent Holdings Ltd.	10,200	489,974

IT Services - 1.2%
Itochu Techno-Solutions Corp.	13,600	407,178
Otsuka Corp.	13,600	539,558

		946,736

Machinery - 2.4%
Alstom SA	13,498	717,110
Kone OYJ, Class B	9,962	643,184
Sinotruk Hong Kong Ltd.	153,000	266,004

Investments	Shares	Value ($)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(b)	312,800	232,438

		1,858,736

Media - 1.6%
Eutelsat Communications SA	31,076	466,468
ProSiebenSat.1 Media SE	10,472	139,087
Publicis Groupe SA	13,362	592,755

		1,198,310

Metals & Mining - 6.0%
Alumina Ltd.	331,704	484,089
Eregli Demir ve Celik Fabrikalari TAS	429,828	670,057
Evraz plc	120,122	558,324
Kumba Iron Ore Ltd.	15,300	356,543
Maanshan Iron & Steel Co. Ltd., Class H(b)	1,088,000	386,725
Magnitogorsk Iron & Steel Works PJSC	905,084	635,996
Novolipetsk Steel PJSC	248,488	536,546
Rio Tinto plc	14,484	779,750
Severstal PJSC	12,988	185,214
Severstal PJSC, GDR(a)	238	3,356

		4,596,600

Multiline Retail - 0.4%
Wesfarmers Ltd.	10,268	310,770

Oil, Gas & Consumable Fuels - 7.9%
Aker BP ASA(b)	1,122	31,794
BP plc	176,052	1,059,872
Bukit Asam Tbk. PT	3,097,400	501,300
Canadian Natural Resources Ltd.	6,698	188,499
China Petroleum & Chemical Corp., Class H	272,000	144,672
China Shenhua Energy Co. Ltd., Class H	272,000	481,304
Coal India Ltd.	148,444	377,988
Eni SpA	6,596	92,526
Equinor ASA	29,818	540,702
Exxaro Resources Ltd.	16,354	132,766
Neste OYJ	17,068	678,661
Royal Dutch Shell plc, Class A	19,958	524,699
Royal Dutch Shell plc, Class B	2,278	60,057
Tatneft PJSC (Preference)	52,258	586,184
TOTAL SA	1,700	83,167
Tupras Turkiye Petrol Rafinerileri A/S	26,010	489,344
Yanzhou Coal Mining Co. Ltd., Class H(b)	44,000	32,752

		6,006,287

Personal Products - 0.9%
L’Oreal SA	2,482	692,864

Pharmaceuticals - 7.2%
Astellas Pharma, Inc.	40,800	734,238
AstraZeneca plc	680	66,547

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
GlaxoSmithKline plc	86,904	2,043,694
H Lundbeck A/S	4,454	189,432
Novartis AG (Registered)	7,344	694,232
Orion OYJ, Class B	12,104	572,361
Roche Holding AG	3,536	1,188,994

		5,489,498

Professional Services - 1.6%
Recruit Holdings Co. Ltd.	20,800	825,974
Thomson Reuters Corp.	4,828	388,379

		1,214,353

Real Estate Management & Development - 1.5%
Agile Group Holdings Ltd.	136,000	181,102
Daito Trust Construction Co. Ltd.	4,600	547,705
Land & Houses PCL, NVDR	1,496,000	446,352

		1,175,159

Road & Rail - 0.7%
Aurizon Holdings Ltd.	147,016	532,452

Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV	102	28,739
Nanya Technology Corp.	68,000	175,802
Novatek Microelectronics Corp.	83,000	598,961
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	519,051

		1,322,553

Software - 1.0%
Micro Focus International plc	11,900	160,819
SAP SE	680	88,786
Trend Micro, Inc.	10,200	542,068

		791,673

Specialty Retail - 2.1%
Hennes & Mauritz AB, Class B(b)	31,246	686,114
Petrobras Distribuidora SA	71,400	481,208
Truworths International Ltd.	152,660	448,835

		1,616,157

Technology Hardware, Storage & Peripherals - 1.9%
Canon, Inc.(b)	23,800	633,839
Compal Electronics, Inc.	204,000	123,917
Inventec Corp.	204,000	154,980
Lite-On Technology Corp.	102,000	159,370
Samsung Electronics Co. Ltd.	8,432	399,014

		1,471,120

Textiles, Apparel & Luxury Goods - 1.8%
HUGO BOSS AG	12,206	578,942
LVMH Moet Hennessy Louis Vuitton SE	136	59,578
Pandora A/S	13,770	713,479

		1,351,999

Thrifts & Mortgage Finance - 0.3%
Indiabulls Housing Finance Ltd.	51,442	220,885

Tobacco - 3.3%
British American Tobacco Malaysia Bhd.	136,000	390,942
British American Tobacco plc	19,720	872,779
Imperial Brands plc	27,880	716,946

Investments	Shares	Value ($)
Japan Tobacco, Inc.	27,200	581,217

		2,561,884

Trading Companies & Distributors - 1.2%
ITOCHU Corp.(b)	30,600	725,016
Sumitomo Corp.	13,600	205,534

		930,550

Transportation Infrastructure - 1.4%
Sydney Airport	95,778	537,955
TAV Havalimanlari Holding A/S	117,334	534,031

		1,071,986

Wireless Telecommunication Services - 2.9%
China Mobile Ltd.	11,500	95,082
KDDI Corp.	29,000	875,204
NTT DOCOMO, Inc.	25,400	728,125
PLDT, Inc.	3,060	59,960
Softbank Corp.(b)	30,600	422,361

		2,180,732

TOTAL COMMON STOCKS (Cost $71,430,856)		75,602,701

Total Investments - 98.9% (Cost $71,430,856)		75,602,701
Other Assets Less Liabilities - 1.1%		834,911

Net Assets - 100.0%		76,437,612

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $3,474,154, collateralized by $547,421 in U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from April 15, 2020 – February 15, 2047 and $3,270,271 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 15, 2020 – July 22, 2068; a total value of $3,817,692.

(c)

Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $453,853, which represents approximately 0.59% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI EAFE E-Mini Index	8	03/20/2020	USD	$790,600	$(14,444)
MSCI Emerging Markets E-Mini Index	1	03/20/2020	USD	52,505	(727)

					$(15,171)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2020:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	72,782	Citibank NA	AUD	105,364	03/18/2020	$2,188
USD	24,181	Goldman Sachs & Co.	BRL*	100,000	03/18/2020	835

Total unrealized appreciation						$3,023

NOK	59,477	Bank of New York	USD	6,542	03/18/2020	$(89)

Total unrealized depreciation						$(89)

Net unrealized appreciation						$2,934

*	Non-deliverable forward.

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
NOK	—	Norwegian Krone
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	5.9%
Belgium	1.0
Brazil	0.8
Canada	4.5
Chile	0.2
China	4.4
Czech Republic	0.7
Denmark	1.5
Finland	3.2
France	4.6
Germany	3.0
Hong Kong	2.2
India	1.6
Indonesia	0.7
Israel	0.7
Italy	3.2
Japan	13.9
Malaysia	0.5
Mexico	0.8
Netherlands	0.3
New Zealand	0.8
Norway	2.7
Philippines	0.1
Poland	0.7
Russia	4.4
Singapore	0.3
South Africa	2.6
South Korea	1.5
Spain	1.9
Sweden	2.6
Switzerland	5.7
Taiwan	4.1
Thailand	0.6
Turkey	3.1
United Kingdom	14.1
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Airlines - 0.8%
International Consolidated Airlines Group SA	53,124	398,600

Auto Components - 2.0%
Faurecia SE	1,938	92,716
Fuyao Glass Industry Group Co. Ltd., Class H(a)	114,000	328,864
Magna International, Inc.	2,641	133,972
Nokian Renkaat OYJ	12,559	338,344
Xinyi Glass Holdings Ltd.	76,000	95,919

		989,815

Automobiles - 1.5%
Fiat Chrysler Automobiles NV	24,548	319,158
Tofas Turk Otomobil Fabrikasi A/S	85,120	375,467
Toyota Motor Corp.	200	14,120

		708,745

Banks - 11.6%
Agricultural Bank of China Ltd., Class H	228,000	88,676
Australia & New Zealand Banking Group Ltd.	15,466	266,608
China Construction Bank Corp., Class H	532,000	407,655
China Merchants Bank Co. Ltd., Class H	76,000	370,951
Danske Bank A/S	7,714	129,151
DBS Group Holdings Ltd.	22,800	423,794
DNB ASA	15,295	268,556
Erste Group Bank AG*	6,403	235,297
Fukuoka Financial Group, Inc.	19,000	337,454
Industrial & Commercial Bank of China Ltd., Class H	57,000	38,319
ING Groep NV	12,958	141,088
KBC Group NV	5,472	401,805
National Bank of Canada(b)	513	28,483
Royal Bank of Canada(b)	16,055	1,269,541
Skandinaviska Enskilda Banken AB, Class A	40,527	400,449
Standard Bank Group Ltd.	27,607	289,846
Swedbank AB, Class A	23,750	365,294
Toronto-Dominion Bank (The)	266	14,710
VTB Bank PJSC	226,396,995	164,366

		5,642,043

Beverages - 0.3%
Ambev SA*	32,300	134,922

Building Products - 0.1%
Daikin Industries Ltd.	400	57,702

Investments	Shares	Value ($)
Capital Markets - 0.9%
Macquarie Group Ltd.	4,484	434,573

Chemicals - 2.4%
Covestro AG(a)	7,657	323,721
Shin-Etsu Chemical Co. Ltd.	1,700	199,433
Showa Denko KK(b)	12,000	296,167
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,330,000	340,854

		1,160,175

Construction & Engineering - 0.9%
ACS Actividades de Construccion y Servicios SA	2,717	90,420
HOCHTIEF AG	2,926	339,175

		429,595

Construction Materials - 0.6%
China Resources Cement Holdings Ltd.	266,000	301,116

Diversified Financial Services - 1.6%
EXOR NV	4,693	346,580
Mitsubishi UFJ Lease & Finance Co. Ltd.	57,000	364,977
Wendel SA	551	73,640

		785,197

Diversified Telecommunication Services - 2.2%
O2 Czech Republic A/S	36,157	373,118
Telefonica Deutschland Holding AG	29,811	90,289
Telefonica SA	25,460	172,364
Telenor ASA	17,385	314,872
Telstra Corp. Ltd.	35,435	91,092

		1,041,735

Electric Utilities - 1.9%
Enel SpA	61,123	532,070
Federal Grid Co. Unified Energy System PJSC	119,925,616	411,203

		943,273

Electrical Equipment - 1.8%
Fuji Electric Co. Ltd.	11,400	346,044
Mitsubishi Electric Corp.	11,400	162,504
Signify NV(a)	11,495	383,692

		892,240

Electronic Equipment, Instruments & Components - 2.0%
Omron Corp.	6,400	378,503
Walsin Technology Corp.	15,000	104,522
Yageo Corp.	37,000	473,385

		956,410

Energy Equipment & Services - 0.1%
John Wood Group plc(b)	5,358	26,578

Entertainment - 1.1%
Nintendo Co. Ltd.	1,400	526,623

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 0.2%
President Chain Store Corp.	11,000	108,693

Food Products - 2.0%
Danone SA	551	44,209
Nestle SA (Registered)	5,548	611,951
Salmar ASA	6,859	336,111

		992,271

Gas Utilities - 0.7%
Enagas SA	12,198	328,753

Health Care Equipment & Supplies - 0.9%
Hoya Corp.	4,600	449,878

Hotels, Restaurants & Leisure - 1.7%
Genting Singapore Ltd.	138,700	87,392
Sands China Ltd.	76,000	371,930
Wynn Macau Ltd.(b)	167,200	352,277

		811,599

Household Durables - 1.0%
Persimmon plc	11,571	465,671

Insurance - 8.5%
Allianz SE (Registered)	3,971	949,883
Aviva plc	71,383	374,883
BB Seguridade Participacoes SA	17,100	139,177
Direct Line Insurance Group plc	106,115	472,517
Legal & General Group plc	39,539	159,227
Old Mutual Ltd.	181,659	209,520
Ping An Insurance Group Co. of China Ltd., Class H(b)	19,000	217,041
Poste Italiane SpA(a)	14,193	162,792
Powszechny Zaklad Ubezpieczen SA	34,637	359,144
Prudential plc	15,884	283,086
Tokio Marine Holdings, Inc.	7,600	419,670
Zurich Insurance Group AG	893	371,015

		4,117,955

Interactive Media & Services - 0.4%
Tencent Holdings Ltd.	3,800	182,539

IT Services - 0.8%
Nomura Research Institute Ltd.	17,100	381,806

Leisure Products - 0.2%
Yamaha Corp.	1,900	99,220

Machinery - 5.0%
Alstom SA	8,759	465,340
Atlas Copco AB, Class A	13,547	480,677
Atlas Copco AB, Class B	8,721	271,439
Hitachi Construction Machinery Co. Ltd.(b)	3,800	105,005
MINEBEA MITSUMI, Inc.	17,100	344,887
NSK Ltd.	36,100	310,090
Sandvik AB	4,807	87,850
Sinotruk Hong Kong Ltd.(b)	180,500	313,816

Investments	Shares	Value ($)
SKF AB, Class B	1,102	20,202
Weichai Power Co. Ltd., Class H(b)	19,000	33,767

		2,433,073

Media - 1.7%
Eutelsat Communications SA	19,304	289,764
ITV plc	202,502	361,434
ProSiebenSat.1 Media SE	5,833	77,473
Publicis Groupe SA	2,147	95,243

		823,914

Metals & Mining - 5.5%
Alumina Ltd.	206,530	301,410
BHP Group plc	6,783	148,408
Eregli Demir ve Celik Fabrikalari TAS	267,083	416,355
Evraz plc	77,387	359,693
Kumba Iron Ore Ltd.	12,160	283,370
Novolipetsk Steel PJSC	181,833	392,621
Rio Tinto plc	7,923	426,537
Severstal PJSC	22,819	325,408

		2,653,802

Multiline Retail - 0.4%
Wesfarmers Ltd.	6,213	188,042

Oil, Gas & Consumable Fuels - 8.0%
Aker BP ASA(b)	11,267	319,267
BP plc	24,472	147,327
Bukit Asam Tbk. PT	2,006,400	324,727
Canadian Natural Resources Ltd.	15,352	432,045
China Petroleum & Chemical Corp., Class H	114,000	60,634
China Shenhua Energy Co. Ltd., Class H	133,000	235,344
CNOOC Ltd.	285,000	435,305
Eni SpA	5,339	74,893
Equinor ASA	19,798	359,005
OMV AG	6,289	313,556
Suncor Energy, Inc.	8,322	254,527
Tatneft PJSC	33,649	400,663
Tatneft PJSC (Preference)	33,402	374,674
Tupras Turkiye Petrol Rafinerileri A/S	4,066	76,497
Yanzhou Coal Mining Co. Ltd., Class H(b)	114,000	84,859

		3,893,323

Paper & Forest Products - 0.4%
UPM-Kymmene OYJ	5,833	184,422

Personal Products - 2.1%
Kose Corp.	1,900	258,218
L’Oreal SA	2,755	769,074

		1,027,292

Pharmaceuticals - 6.5%
Astellas Pharma, Inc.	24,700	444,502
GlaxoSmithKline plc	54,720	1,286,833
Livzon Pharmaceutical Group, Inc., Class H	19,000	65,944
Novartis AG (Registered)	4,028	380,769
Orion OYJ, Class B	8,227	389,030

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Roche Holding AG	1,178	396,107
Roche Holding AG - BR	494	163,907

		3,127,092

Professional Services - 1.1%
Recruit Holdings Co. Ltd.	13,300	528,147

Real Estate Management & Development - 3.9%
Agile Group Holdings Ltd.	76,000	101,204
China Resources Land Ltd.	76,000	320,056
CK Asset Holdings Ltd.	57,000	368,505
Country Garden Holdings Co. Ltd.(b)	291,173	373,486
Daiwa House Industry Co. Ltd.	1,900	60,672
Logan Property Holdings Co. Ltd.	228,000	348,831
Shimao Property Holdings Ltd.	104,500	341,160

		1,913,914

Semiconductors & Semiconductor Equipment - 6.2%
ASML Holding NV	4,123	1,161,696
Globalwafers Co. Ltd.	34,000	450,197
Nanya Technology Corp.	38,000	98,242
Novatek Microelectronics Corp.	57,000	411,334
Taiwan Semiconductor Manufacturing Co. Ltd.	19,000	201,265
Tokyo Electron Ltd.	1,100	248,651
Vanguard International Semiconductor Corp.	171,000	425,674

		2,997,059

Software - 0.8%
Trend Micro, Inc.	7,200	382,636

Specialty Retail - 1.2%
Fast Retailing Co. Ltd.(b)	100	54,749
Hennes & Mauritz AB, Class B(b)	19,608	430,562
USS Co. Ltd.	5,700	105,180

		590,491

Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	17,100	341,259
Lite-On Technology Corp.	57,000	89,060
Logitech International SA (Registered)	285	12,813
Samsung Electronics Co. Ltd.	4,370	206,794
Samsung Electronics Co. Ltd. (Preference)	4,066	162,046

		811,972

Textiles, Apparel & Luxury Goods - 1.7%
HUGO BOSS AG	7,885	373,993
Kering SA	760	467,439

		841,432

Tobacco - 2.6%
Imperial Brands plc	18,088	465,141
Japan Tobacco, Inc.	17,100	365,397
Swedish Match AB	7,657	433,269

		1,263,807

Trading Companies & Distributors - 1.5%
Ashtead Group plc	12,521	405,202
ITOCHU Corp.(b)	7,600	180,069

Investments	Shares	Value ($)
Toyota Tsusho Corp.	3,800	134,456

		719,727

Transportation Infrastructure - 0.7%
TAV Havalimanlari Holding A/S	75,297	342,705

TOTAL COMMON STOCKS (Cost $45,291,819)		48,090,577

Total Investments - 99.2% (Cost $45,291,819)		48,090,577
Other Assets Less Liabilities - 0.8%		367,531

Net Assets - 100.0%		48,458,108

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $2,732,455, collateralized by $133,393 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.63%, and maturity dates ranging from February 29, 2020 – February 15, 2049 and $2,800,593 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from April 15, 2020 – September 20, 2117; a total value of $2,933,986.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI EAFE E-Mini Index	3	03/20/2020	USD	$296,475	$(5,022)
MSCI Emerging Markets E-Mini Index	2	03/20/2020	USD	105,010	(2,404)

					$(7,426)

Abbreviations:

USD	—	US Dollar

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	2.6%
Austria	1.1
Belgium	0.8
Brazil	0.6
Canada	4.4
China	10.3
Czech Republic	0.8
Denmark	0.3
Finland	1.9
France	4.7
Germany	4.4
Hong Kong	2.4
Indonesia	0.7
Italy	3.0
Japan	16.3
Netherlands	3.5
Norway	3.3
Poland	0.7
Russia	4.3
Singapore	1.1
South Africa	1.6
South Korea	0.8
Spain	1.2
Sweden	5.1
Switzerland	4.0
Taiwan	4.9
Turkey	2.5
United Kingdom	11.9
Other[1]	0.8

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	36,794,282	41,493,041
2.00%, 1/15/2026	24,874,992	28,102,012
2.38%, 1/15/2027	20,228,320	23,804,020
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2021	46,495,594	46,393,248
0.63%, 7/15/2021(a)	39,143,160	39,546,489
0.13%, 1/15/2022	44,729,098	44,837,600
0.13%, 4/15/2022(a)	44,753,190	44,844,723
0.13%, 7/15/2022	43,687,829	44,057,640
0.13%, 1/15/2023	43,926,100	44,235,952
0.63%, 4/15/2023	138,677,998	141,795,219
0.38%, 7/15/2023	128,908,501	131,698,836
0.63%, 1/15/2024(a)	128,504,120	132,585,741
0.50%, 4/15/2024(a)	93,395,116	95,969,508
0.13%, 7/15/2024	56,030,072	57,040,583
0.13%, 10/15/2024	34,356,018	35,006,496
0.25%, 1/15/2025	42,449,004	43,415,737
0.38%, 7/15/2025	42,402,828	43,904,907
0.63%, 1/15/2026	43,867,097	45,980,305
0.13%, 7/15/2026	37,658,339	38,532,602
0.38%, 1/15/2027	39,072,102	40,525,369

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,137,560,922)		1,163,770,028

Total Investments - 99.9% (Cost $1,137,560,922)		1,163,770,028
Other Assets Less Liabilities - 0.1%		981,010

Net Assets - 100.0%		1,164,751,038

(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $123,214,263, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.13%, and maturity dates ranging from February 4, 2020 – February 15, 2049; a total value of $124,633,673.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.8%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025(a)	21,122,770	23,820,222
2.00%, 1/15/2026	14,577,692	16,468,848
2.38%, 1/15/2027	16,689,002	19,639,067
1.75%, 1/15/2028	10,804,112	12,417,687
3.63%, 4/15/2028	21,285,630	27,780,614
2.50%, 1/15/2029	9,541,990	11,781,921
3.88%, 4/15/2029	17,202,667	23,481,825
3.38%, 4/15/2032	4,050,123	5,733,183
U.S. Treasury Inflation Linked Notes
0.38%, 7/15/2023	25,321,925	25,870,039
0.63%, 1/15/2024	25,244,459	26,046,288
0.50%, 4/15/2024	18,295,571	18,799,880
0.13%, 7/15/2024	24,778,886	25,225,777
0.13%, 10/15/2024	20,401,079	20,787,341
0.25%, 1/15/2025	24,826,532	25,391,931
0.38%, 7/15/2025	24,847,330	25,727,523
0.63%, 1/15/2026	25,659,951	26,896,068
0.13%, 7/15/2026(a)	31,482,994	32,213,892
0.38%, 1/15/2027	32,582,268	33,794,149
0.38%, 7/15/2027	30,934,247	32,270,189
0.50%, 1/15/2028	22,632,672	23,785,533
0.75%, 7/15/2028	21,000,612	22,655,571
0.88%, 1/15/2029	20,601,994	22,463,610
0.25%, 7/15/2029(a)	23,127,190	24,036,776
0.13%, 1/15/2030	8,977,396	9,201,294

TOTAL U.S. TREASURY OBLIGATIONS (Cost $514,973,632)		536,289,228

Total Investments - 99.8% (Cost $514,973,632)		536,289,228
Other Assets Less Liabilities - 0.2%		948,730

Net Assets - 100.0%		537,237,958

(a)

The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 was $33,615,767, collateralized by $127,884 in U.S. Government Treasury Securities, interest rates ranging from 0.63% – 5.25%, and maturity dates ranging from August 31, 2020 – May 15, 2048 and $35,967,739 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from February 5, 2020 – September 20, 2117; a total value of $36,095,623.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.0%

FHLMC
4.00%, 7/1/2024	152,511	159,590
4.00%, 9/1/2024	102,309	107,026
4.00%, 4/1/2025	7,712	8,064
4.00%, 6/1/2025	65,377	68,431
3.50%, 10/1/2025	101,414	105,902
4.00%, 10/1/2025	51,352	53,764
3.50%, 11/1/2025	109,911	114,768
3.50%, 2/1/2026	65,031	67,909
4.00%, 3/1/2026	118,173	123,697
4.00%, 4/1/2026	84,496	88,636
3.50%, 6/1/2026	100,159	104,599
3.00%, 9/1/2026	204,361	210,988
3.50%, 9/1/2026	185,818	194,048
3.00%, 10/1/2026	71,385	74,101
3.50%, 10/1/2026	84,687	88,437
3.00%, 12/1/2026	112,768	116,799
3.00%, 3/1/2027	138,679	143,665
2.50%, 4/1/2027	168,277	171,787
4.00%, 5/1/2027	60,872	63,694
3.00%, 6/1/2027	213,995	220,947
3.50%, 8/1/2027	71,657	74,854
2.50%, 11/1/2027	174,664	178,907
3.00%, 11/1/2027	85,169	88,406
2.50%, 2/1/2028	39,378	40,445
2.50%, 4/1/2028	22,414	22,884
2.50%, 8/1/2028	58,643	60,110
2.50%, 11/1/2028	16,211	16,550
3.00%, 11/1/2028	94,987	98,398
4.00%, 11/1/2028	262,321	275,218
3.00%, 1/1/2029	155,170	160,743
2.00%, 10/1/2031	66,276	66,774
2.00%, 11/1/2031	116,088	116,960
2.00%, 2/1/2032	123,180	124,105
5.50%, 10/1/2032	92,666	102,435
3.00%, 4/1/2033	87,279	90,732
6.00%, 4/1/2034	52,152	59,930
5.00%, 5/1/2034	97,508	108,253
3.00%, 5/1/2035	45,484	46,994
5.50%, 5/1/2035	118,654	134,044
6.00%, 5/1/2035	110,605	127,549
5.50%, 6/1/2035	49,893	55,870
5.00%, 7/1/2035	57,099	63,437
5.50%, 10/1/2035	30,828	34,810
3.00%, 11/1/2035	55,557	57,545
5.00%, 11/1/2035	284,363	315,805
6.00%, 12/1/2035	107,969	124,433
6.00%, 3/1/2036	349,598	402,919
5.50%, 12/1/2036	154,170	173,243
5.50%, 2/1/2037	122,875	138,350
6.00%, 4/1/2037	55,743	64,255

Investments	Principal Amount ($)	Value ($)
6.00%, 5/1/2037	100,433	115,733
5.50%, 7/1/2037	95,667	108,099
5.50%, 9/1/2037	45,146	50,830
5.50%, 11/1/2037	40,963	46,088
5.50%, 1/1/2038	22,891	25,767
5.00%, 2/1/2038	58,930	65,471
5.50%, 4/1/2038	33,785	37,963
5.50%, 6/1/2038	37,721	42,382
5.00%, 7/1/2038	61,928	68,747
5.50%, 7/1/2038	4,795	5,389
5.50%, 8/1/2038	53,497	60,086
5.00%, 10/1/2038	44,723	49,649
5.50%, 12/1/2038	16,845	18,938
5.50%, 1/1/2039	47,424	53,279
5.00%, 2/1/2039	241,977	268,703
5.00%, 5/1/2039	109,861	121,890
5.00%, 8/1/2039	7,842	8,691
5.00%, 9/1/2039	10,034	11,141
4.50%, 10/1/2039	19,651	21,484
5.00%, 1/1/2040	31,262	34,724
5.50%, 1/1/2040	84,972	95,541
4.00%, 2/1/2040	12,970	13,987
5.00%, 3/1/2040	99,479	110,573
4.50%, 4/1/2040	73,383	80,776
5.00%, 4/1/2040	40,477	44,951
6.00%, 4/1/2040	72,000	81,361
5.00%, 5/1/2040	34,899	38,788
6.00%, 5/1/2040	179,554	206,674
5.50%, 6/1/2040	54,303	60,845
6.00%, 7/1/2040	284,142	327,428
3.50%, 12/1/2040	134,446	142,311
4.00%, 1/1/2041	25,495	27,490
4.50%, 3/1/2041	137,146	150,023
4.00%, 4/1/2041	36,481	39,669
5.50%, 4/1/2041	22,996	25,522
5.50%, 6/1/2041	402,982	453,102
4.50%, 8/1/2041	36,658	40,100
3.50%, 11/1/2041	189,927	201,015
4.00%, 1/1/2042	111,361	121,451
5.00%, 2/1/2042	72,901	80,971
3.50%, 1/1/2043	68,136	73,521
3.00%, 3/1/2043	32,395	33,661
3.00%, 4/1/2043	206,820	214,902
3.00%, 6/1/2043	186,327	193,825
4.50%, 3/1/2044	139,787	152,074
4.00%, 6/1/2044	13,848	14,787
5.00%, 8/1/2044	72,379	80,270
4.50%, 9/1/2044	63,520	68,691
4.50%, 12/1/2044	31,998	34,597
4.00%, 2/1/2045	32,439	35,647
4.50%, 9/1/2045	45,995	49,146
4.00%, 12/1/2045	46,032	49,745
4.50%, 12/1/2045	54,162	58,568
4.00%, 1/1/2046	84,619	91,216
4.50%, 4/1/2046	34,016	37,185

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.50%, 5/1/2046	46,634	48,812
4.50%, 5/1/2046	83,484	89,775
3.50%, 11/1/2046	47,365	50,474
4.50%, 3/1/2047	98,786	106,638
FHLMC UMBS
4.00%, 5/1/2027	110,294	115,380
2.50%, 6/1/2028	419,897	430,160
2.50%, 1/1/2029	132,848	136,382
4.50%, 12/1/2039	163,098	179,985
4.50%, 5/1/2041	25,944	28,585
3.00%, 3/1/2042	255,546	265,538
3.00%, 4/1/2043	242,869	251,778
2.50%, 6/1/2043	778,711	789,980
4.50%, 7/1/2044	57,522	62,781
4.00%, 8/1/2044	40,715	43,453
3.00%, 7/1/2045	31,073	32,125
4.00%, 10/1/2045	144,825	154,570
4.00%, 4/1/2046	71,675	76,287
4.00%, 5/1/2046	30,950	32,920
2.50%, 12/1/2046	283,604	287,711
3.50%, 2/1/2047	613,465	639,935
3.00%, 9/1/2047	243,662	251,650
2.50%, 10/1/2049	147,735	148,960
2.50%, 11/1/2049	175,656	177,113
FNMA UMBS
4.50%, 4/1/2020	738	764
4.50%, 11/1/2020	701	726
4.00%, 5/1/2024	83,824	87,687
4.00%, 4/1/2025	189,260	198,062
4.00%, 9/1/2025	74,716	78,175
3.00%, 11/1/2025	142,491	147,003
3.00%, 12/1/2025	116,574	120,266
3.50%, 12/1/2025	105,810	110,431
3.00%, 1/1/2026	144,667	149,781
3.50%, 2/1/2026	190,818	199,175
4.00%, 3/1/2026	260,719	273,165
4.00%, 4/1/2026	65,744	68,795
4.00%, 5/1/2026	133,747	140,234
3.00%, 8/1/2026	210,345	217,038
2.50%, 11/1/2026	47,892	48,899
3.00%, 12/1/2026	33,835	34,916
2.50%, 1/1/2027	151,864	155,634
3.00%, 1/1/2027	130,646	135,054
3.50%, 1/1/2027	454,769	477,371
4.00%, 5/1/2027	78,303	81,935
2.50%, 6/1/2027	17,380	17,775
3.50%, 6/1/2027	27,254	28,445
2.50%, 10/1/2027	181,317	185,032
2.50%, 12/1/2027	96,958	99,345
3.50%, 1/1/2028	528,894	553,498
3.00%, 3/1/2028	33,638	34,831
3.00%, 6/1/2028	165,624	171,170
3.00%, 7/1/2028	32,569	33,790
2.50%, 8/1/2028	24,491	25,142
2.50%, 9/1/2028	76,843	78,627
3.00%, 11/1/2028	31,915	33,151
4.00%, 7/1/2029	128,705	134,871
3.50%, 10/1/2030	112,079	115,720

Investments	Principal Amount ($)	Value ($)
3.50%, 11/1/2030	25,912	26,753
2.00%, 9/1/2031	63,933	64,384
2.00%, 11/1/2031	137,602	138,573
2.00%, 2/1/2032	108,216	108,979
3.00%, 4/1/2032	132,348	136,772
6.00%, 12/1/2032	21,041	24,232
3.00%, 5/1/2033	233,795	242,920
3.00%, 7/1/2033	28,878	30,005
3.00%, 10/1/2033	46,538	48,354
6.00%, 8/1/2034	80,262	92,346
6.50%, 9/1/2034	176,636	204,404
5.00%, 12/1/2034	37,888	42,047
5.00%, 1/1/2035	48,590	53,925
5.00%, 6/1/2035	128,992	143,150
5.00%, 7/1/2035	183,703	203,850
5.00%, 8/1/2035	46,536	51,677
5.00%, 11/1/2035	61,085	67,794
6.00%, 11/1/2035	35,274	40,630
5.00%, 12/1/2035	100,999	112,094
5.00%, 2/1/2036	98,372	109,200
5.00%, 4/1/2036	33,929	37,655
5.50%, 12/1/2036	106,020	118,869
6.50%, 12/1/2036	94,230	105,158
5.50%, 1/1/2037	29,546	33,274
5.50%, 2/1/2037	10,008	11,049
5.50%, 4/1/2037	100,790	113,089
6.00%, 8/1/2037	14,060	16,188
6.00%, 9/1/2037	41,947	48,251
5.00%, 2/1/2038	65,945	73,176
5.00%, 3/1/2038	97,288	106,229
5.50%, 3/1/2038	24,833	27,781
5.00%, 5/1/2038	84,363	93,672
5.50%, 6/1/2038	65,972	74,105
5.50%, 9/1/2038	30,081	33,665
6.00%, 9/1/2038	54,101	62,330
5.50%, 11/1/2038	114,168	128,106
5.00%, 1/1/2039	10,601	11,737
5.50%, 3/1/2039	101,061	113,499
4.50%, 4/1/2039	95,117	103,744
5.50%, 8/1/2039	88,430	99,361
4.50%, 9/1/2039	152,175	168,820
4.50%, 10/1/2039	176,805	196,166
5.50%, 11/1/2039	67,520	75,804
4.50%, 12/1/2039	360,199	399,894
4.50%, 1/1/2040	31,227	34,762
5.50%, 1/1/2040	25,376	27,734
4.50%, 3/1/2040	25,210	27,965
4.50%, 4/1/2040	17,478	19,099
5.50%, 4/1/2040	40,384	45,058
6.00%, 6/1/2040	214,875	247,477
4.50%, 8/1/2040	66,595	74,006
4.00%, 9/1/2040	38,775	41,795
4.00%, 11/1/2040	33,182	35,767
3.50%, 1/1/2041	93,824	99,618
3.50%, 2/1/2041	65,364	69,145
4.00%, 2/1/2041	45,770	49,313
4.50%, 4/1/2041	32,478	35,419
5.50%, 4/1/2041	9,522	10,281

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.50%, 6/1/2041	30,216	33,128
6.00%, 7/1/2041	636,862	737,050
4.50%, 8/1/2041	39,377	43,153
5.00%, 8/1/2041	83,536	92,725
5.50%, 8/1/2041	71,277	79,004
5.50%, 9/1/2041	145,612	163,677
4.00%, 12/1/2041	45,033	48,494
4.00%, 1/1/2042	70,112	75,442
4.50%, 1/1/2042	42,117	46,042
6.00%, 1/1/2042	132,638	153,180
3.00%, 4/1/2042	125,787	130,652
3.50%, 5/1/2042	69,479	73,483
3.00%, 10/1/2042	281,727	293,476
2.50%, 1/1/2043	20,731	21,031
3.00%, 1/1/2043	342,669	356,083
3.50%, 1/1/2043	88,391	93,515
4.00%, 1/1/2043	157,437	169,676
2.50%, 2/1/2043	116,135	117,815
3.00%, 2/1/2043	347,808	362,112
3.00%, 3/1/2043	236,492	245,558
3.50%, 3/1/2043	164,691	177,083
3.50%, 4/1/2043	303,522	326,365
2.50%, 5/1/2043	25,171	25,534
3.00%, 5/1/2043	11,800	12,265
3.50%, 5/1/2043	24,684	26,331
2.50%, 6/1/2043	11,146	11,290
3.00%, 6/1/2043	49,114	50,858
3.00%, 7/1/2043	166,214	172,619
3.50%, 7/1/2043	44,149	46,709
4.00%, 8/1/2043	24,217	25,968
4.00%, 9/1/2043	172,688	186,360
4.50%, 9/1/2043	53,787	59,127
4.00%, 10/1/2043	58,408	62,685
4.00%, 11/1/2043	576,215	627,273
4.50%, 11/1/2043	124,070	137,150
4.50%, 12/1/2043	54,485	59,739
4.00%, 1/1/2044	107,512	115,551
5.00%, 1/1/2044	215,977	238,861
3.50%, 2/1/2044	40,347	43,377
5.00%, 3/1/2044	40,394	45,031
4.50%, 4/1/2044	98,644	109,848
5.00%, 5/1/2044	29,178	32,064
5.50%, 5/1/2044	1,277,634	1,441,403
5.00%, 6/1/2044	30,574	33,643
3.00%, 10/1/2044	298,899	310,396
4.50%, 10/1/2044	26,720	28,810
3.00%, 12/1/2044	63,548	66,171
3.00%, 2/1/2045	50,669	52,356
4.00%, 2/1/2045	73,917	78,889
4.50%, 2/1/2045	138,130	150,991
3.00%, 4/1/2045	47,893	49,471
4.00%, 4/1/2045	47,322	51,302
4.00%, 11/1/2045	115,158	124,844
4.50%, 11/1/2045	66,943	74,503
4.00%, 12/1/2045	305,338	332,957
4.00%, 3/1/2046	51,126	54,804
4.50%, 3/1/2046	316,682	347,717
4.00%, 4/1/2046	26,786	28,859

Investments	Principal Amount ($)	Value ($)
3.50%, 5/1/2046	47,772	49,991
4.00%, 5/1/2046	49,725	52,795
2.50%, 6/1/2046	148,267	150,411
3.50%, 6/1/2046	401,254	426,022
4.50%, 7/1/2046	61,677	65,799
3.50%, 8/1/2046	151,935	161,821
4.50%, 8/1/2046	41,872	45,905
2.50%, 9/1/2046	352,421	357,523
2.50%, 10/1/2046	25,331	25,698
4.00%, 12/1/2046	86,872	92,706
4.50%, 1/1/2047	97,657	104,012
4.00%, 2/1/2047	202,613	216,010
4.50%, 2/1/2047	88,016	96,114
2.50%, 3/1/2047	284,473	288,592
4.50%, 3/1/2047	250,000	279,950
4.50%, 7/1/2047	156,895	171,890
4.00%, 7/1/2048	304,030	328,428
5.50%, 1/1/2049	129,196	139,290
6.00%, 2/1/2049	179,382	206,647
2.50%, 7/1/2049	395,276	398,554
FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 2.50%, 2/25/2050	850,000	856,741
TBA 3.00%, 2/25/2050	550,000	562,509
GNMA
3.00%, 2/20/2027	221,034	228,803
2.50%, 4/20/2027	99,531	101,779
3.00%, 5/20/2027	186,258	192,832
2.50%, 11/20/2027	110,629	113,130
2.50%, 1/20/2028	55,585	56,843
3.00%, 1/20/2028	122,430	126,742
3.00%, 3/20/2028	111,106	115,029
3.00%, 7/20/2028	179,393	185,731
2.50%, 8/20/2028	173,671	178,043
2.50%, 12/20/2028	24,899	25,526
2.50%, 3/20/2031	70,787	72,396
2.50%, 10/20/2031	85,370	87,317
6.00%, 3/15/2033	89,997	102,939
5.50%, 6/15/2033	72,807	81,631
5.50%, 8/20/2033	59,148	66,700
6.00%, 10/20/2033	103,331	118,213
5.50%, 11/20/2033	54,491	61,431
6.00%, 12/15/2033	178,512	204,201
5.50%, 3/20/2034	64,298	72,515
5.00%, 5/15/2034	34,189	38,073
5.50%, 7/20/2034	42,389	47,799
5.50%, 9/20/2034	18,011	20,305
6.00%, 2/15/2035	37,881	43,336
5.50%, 3/15/2035	145,596	163,513
5.50%, 3/20/2036	133,021	148,740
5.50%, 9/20/2038	85,496	95,485
5.00%, 10/15/2038	26,314	29,431
6.00%, 12/20/2038	186,509	213,445
5.50%, 2/15/2039	74,794	83,877
5.50%, 2/20/2039	103,770	115,881
4.50%, 5/15/2039	106,668	117,083
5.50%, 5/15/2039	50,942	57,202
5.00%, 9/15/2039	83,983	93,872
5.50%, 9/15/2039	21,374	24,006

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.00%, 9/20/2039	36,062	38,311
5.00%, 10/15/2039	245,936	274,711
4.50%, 12/15/2039	176,861	193,597
5.50%, 12/15/2039	59,888	67,263
5.00%, 1/20/2040	167,054	185,621
5.50%, 3/15/2040	40,144	45,084
4.50%, 4/15/2040	76,443	83,688
5.00%, 4/15/2040	96,679	108,002
4.50%, 6/15/2040	34,191	37,329
5.00%, 6/15/2040	44,586	49,798
4.50%, 7/15/2040	98,487	107,761
4.00%, 8/15/2040	18,401	19,730
5.50%, 8/15/2040	18,017	20,237
4.00%, 10/15/2040	11,501	12,329
3.50%, 11/15/2040	38,136	40,193
5.50%, 1/20/2041	35,227	39,435
5.50%, 2/15/2041	37,123	41,708
4.00%, 3/15/2041	5,007	5,370
3.50%, 3/20/2041	98,556	104,085
4.50%, 6/15/2041	149,312	163,639
3.50%, 7/20/2041	42,829	45,266
4.00%, 8/15/2041	92,099	98,889
5.00%, 8/15/2041	97,815	109,021
3.50%, 9/15/2041	101,207	106,631
3.50%, 11/20/2041	106,674	112,621
3.50%, 1/15/2042	24,070	25,360
3.00%, 2/20/2042	184,468	191,428
5.50%, 2/20/2042	28,966	32,364
4.50%, 3/15/2042	126,176	137,830
5.00%, 3/20/2042	63,253	70,237
3.50%, 4/20/2042	130,256	137,839
3.00%, 5/15/2042	76,725	79,246
3.00%, 5/20/2042	182,808	189,708
3.50%, 5/20/2042	27,576	29,182
3.50%, 6/15/2042	67,927	71,555
5.00%, 7/20/2042	8,150	9,061
3.50%, 8/20/2042	43,095	45,591
3.00%, 9/15/2042	35,228	36,394
3.50%, 10/20/2042	85,894	89,539
3.00%, 11/20/2042	211,766	219,759
3.00%, 12/20/2042	137,632	142,667
3.50%, 12/20/2042	15,084	15,693
3.50%, 1/15/2043	81,751	86,964
3.00%, 2/20/2043	130,208	134,898
2.50%, 3/20/2043	85,630	87,615
3.00%, 3/20/2043	94,566	97,972
3.00%, 4/15/2043	75,186	77,792
3.50%, 4/15/2043	79,766	83,498
3.00%, 4/20/2043	293,759	304,848
3.50%, 4/20/2043	103,109	108,564
3.00%, 5/15/2043	92,348	95,951
2.50%, 5/20/2043	126,535	129,467
3.50%, 6/15/2043	65,133	69,072
3.50%, 8/20/2043	54,171	57,150
3.00%, 9/20/2043	117,986	122,439
3.00%, 10/20/2043	109,769	113,913
3.50%, 10/20/2043	65,479	68,991
5.00%, 12/20/2043	44,721	49,615

Investments	Principal Amount ($)	Value ($)
5.00%, 1/20/2044	5,860	6,486
3.50%, 3/20/2044	75,193	78,975
5.50%, 3/20/2044	136,747	152,815
4.00%, 7/15/2044	40,363	43,637
3.50%, 8/20/2044	91,550	96,035
4.00%, 9/15/2044	14,592	15,408
3.50%, 9/20/2044	72,932	76,506
3.50%, 10/15/2044	64,662	68,113
3.50%, 10/20/2044	15,305	16,113
2.50%, 11/20/2044	96,275	98,507
4.00%, 12/15/2044	38,773	41,914
3.00%, 12/20/2044	48,577	50,537
3.50%, 12/20/2044	47,089	49,394
3.50%, 1/15/2045	91,396	96,775
3.00%, 1/20/2045	97,138	100,786
3.50%, 2/20/2045	62,603	65,657
3.00%, 3/20/2045	74,664	77,468
3.50%, 5/15/2045	69,671	72,765
3.50%, 5/20/2045	137,699	144,097
5.00%, 6/20/2045	345,003	377,925
3.00%, 7/15/2045	194,048	199,813
4.00%, 8/15/2045	41,401	45,339
3.00%, 8/20/2045	267,559	278,111
3.00%, 12/20/2045	116,238	120,619
3.50%, 12/20/2045	125,549	131,702
3.00%, 2/20/2046	166,483	173,182
4.00%, 3/15/2046	67,965	72,992
4.00%, 3/20/2046	181,162	190,987
3.50%, 4/20/2046	110,553	115,908
4.00%, 5/20/2046	80,243	84,207
4.00%, 6/15/2046	328,759	356,207
4.00%, 7/15/2046	100,516	108,569
3.00%, 9/20/2046	64,659	67,133
3.00%, 12/20/2046	33,579	34,842
4.00%, 3/15/2047	195,467	207,538
5.00%, 2/20/2048	50,332	54,150
5.00%, 4/20/2048	114,704	123,793
5.50%, 11/20/2048	118,174	125,766
3.50%, 9/20/2049	172,984	178,998

TOTAL MORTGAGE-BACKED SECURITIES (Cost $50,697,683)		51,543,974

Total Investments - 99.0% (Cost $50,697,683)		51,543,974
Other Assets Less Liabilities - 1.0%		497,879

Net Assets - 100.0%		52,041,853

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 99.0%

Aerospace & Defense - 1.7%
Boeing Co. (The)
3.10%, 5/1/2026	500,000	522,703
General Dynamics Corp.
3.75%, 5/15/2028	100,000	112,620
Lockheed Martin Corp.
3.55%, 1/15/2026	70,000	76,449
Northrop Grumman Corp.
2.93%, 1/15/2025	400,000	419,119
Rockwell Collins, Inc.
3.50%, 3/15/2027	200,000	218,135
United Technologies Corp.
3.10%, 6/1/2022	450,000	464,845
4.13%, 11/16/2028	100,000	115,189
7.50%, 9/15/2029	100,000	143,669

		2,072,729

Air Freight & Logistics - 0.4%
FedEx Corp.
3.20%, 2/1/2025	130,000	137,266
United Parcel Service, Inc.
2.45%, 10/1/2022	80,000	81,731
3.40%, 3/15/2029	200,000	220,656

		439,653

Automobiles - 0.1%
General Motors Co.
4.88%, 10/2/2023	100,000	108,471

Banks - 31.1%
Banco Santander SA
3.13%, 2/23/2023	400,000	413,062
Bank of America Corp.
3.30%, 1/11/2023	600,000	627,089
3.12%, 1/20/2023(a)	700,000	716,963
3.00%, 12/20/2023(a)	500,000	515,272
4.20%, 8/26/2024	670,000	729,277
4.00%, 1/22/2025	255,000	276,570
3.88%, 8/1/2025	600,000	659,986
3.50%, 4/19/2026	200,000	215,986
3.82%, 1/20/2028(a)	500,000	548,387
3.71%, 4/24/2028(a)	5,000	5,461
3.42%, 12/20/2028(a)	400,000	429,623
3.97%, 3/5/2029(a)	250,000	278,373
4.27%, 7/23/2029(a)	550,000	626,655
3.97%, 2/7/2030(a)	300,000	336,866
Bank of Montreal
4.34%, 10/5/2028(a)	300,000	319,713
Bank of Nova Scotia (The)
3.40%, 2/11/2024	250,000	264,852
4.50%, 12/16/2025	100,000	112,220
Barclays plc
4.61%, 2/15/2023(a)	250,000	262,062

Investments	Principal Amount ($)	Value ($)
3.65%, 3/16/2025	200,000	212,359
4.38%, 1/12/2026	200,000	220,767
4.84%, 5/9/2028	100,000	111,564
5.09%, 6/20/2030(a)	250,000	287,412
Citigroup, Inc.
2.90%, 12/8/2021	500,000	509,382
4.50%, 1/14/2022	150,000	157,692
4.05%, 7/30/2022	100,000	105,121
3.50%, 5/15/2023	1,050,000	1,100,811
3.35%, 4/24/2025(a)	500,000	526,426
3.30%, 4/27/2025	200,000	212,634
4.40%, 6/10/2025	325,000	358,513
3.40%, 5/1/2026	200,000	214,586
3.20%, 10/21/2026	250,000	264,922
4.45%, 9/29/2027	200,000	224,679
3.89%, 1/10/2028(a)	200,000	219,640
3.67%, 7/24/2028(a)	155,000	168,353
4.13%, 7/25/2028	200,000	222,205
4.07%, 4/23/2029(a)	150,000	167,918
3.98%, 3/20/2030(a)	300,000	335,533
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	66,001
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	261,936
3.75%, 3/26/2025	400,000	429,042
Discover Bank
3.35%, 2/6/2023	300,000	311,695
Fifth Third Bank
3.85%, 3/15/2026	400,000	436,123
HSBC Holdings plc
4.00%, 3/30/2022	510,000	533,922
4.25%, 8/18/2025	300,000	326,184
3.90%, 5/25/2026	200,000	217,344
4.29%, 9/12/2026(a)	250,000	274,198
4.04%, 3/13/2028(a)	500,000	545,693
3.97%, 5/22/2030(a)	300,000	330,168
Huntington Bancshares, Inc.
4.00%, 5/15/2025	200,000	219,385
ING Groep NV
4.55%, 10/2/2028	350,000	407,622
JPMorgan Chase & Co.
3.38%, 5/1/2023	520,000	544,473
3.56%, 4/23/2024(a)	300,000	315,431
3.13%, 1/23/2025	681,000	718,917
3.90%, 7/15/2025	250,000	274,286
3.30%, 4/1/2026	1,020,000	1,091,793
3.20%, 6/15/2026	700,000	745,347
2.95%, 10/1/2026	450,000	473,423
4.13%, 12/15/2026	125,000	139,980
3.78%, 2/1/2028(a)	425,000	466,100
4.20%, 7/23/2029(a)	350,000	397,870
4.45%, 12/5/2029(a)	675,000	785,002
KeyCorp
4.10%, 4/30/2028	200,000	225,122

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Lloyds Banking Group plc
2.91%, 11/7/2023(a)	300,000	306,484
4.38%, 3/22/2028	200,000	225,709
3.57%, 11/7/2028(a)	200,000	213,550
Mitsubishi UFJ Financial Group, Inc.
2.67%, 7/25/2022	850,000	867,194
3.85%, 3/1/2026	200,000	219,624
3.68%, 2/22/2027	350,000	382,409
3.29%, 7/25/2027	750,000	801,926
3.74%, 3/7/2029	200,000	221,710
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	400,000	409,278
3.55%, 3/5/2023	250,000	262,578
4.02%, 3/5/2028	500,000	558,687
National Australia Bank Ltd.
2.80%, 1/10/2022	250,000	255,209
3.63%, 6/20/2023	250,000	264,324
PNC Bank NA
3.50%, 6/8/2023	250,000	264,009
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	392,248
3.90%, 4/29/2024	50,000	53,877
3.15%, 5/19/2027	80,000	85,926
3.45%, 4/23/2029	200,000	218,948
Royal Bank of Canada
2.75%, 2/1/2022	100,000	102,279
4.65%, 1/27/2026	250,000	284,865
Santander Holdings USA, Inc.
4.50%, 7/17/2025	200,000	218,739
Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	215,631
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022	400,000	409,429
3.10%, 1/17/2023	450,000	466,870
2.70%, 7/16/2024	500,000	514,092
3.78%, 3/9/2026	250,000	272,677
2.63%, 7/14/2026	600,000	616,337
3.36%, 7/12/2027	350,000	375,063
Toronto-Dominion Bank (The)
3.25%, 3/11/2024	250,000	264,513
Truist Bank
3.30%, 5/15/2026	200,000	213,113
Truist Financial Corp.
2.85%, 10/26/2024	150,000	156,622
3.88%, 3/19/2029	200,000	223,918
US Bancorp
3.95%, 11/17/2025	200,000	223,127
Wells Fargo & Co.
3.50%, 3/8/2022	400,000	414,536
2.63%, 7/22/2022	300,000	306,074
3.07%, 1/24/2023	250,000	255,664
4.48%, 1/16/2024	225,000	245,348
3.55%, 9/29/2025	450,000	485,547
3.58%, 5/22/2028(a)	250,000	270,470
2.88%, 10/30/2030(a)	650,000	670,837
Westpac Banking Corp.
2.75%, 1/11/2023	400,000	411,832

Investments	Principal Amount ($)	Value ($)
3.40%, 1/25/2028	400,000	437,742
4.32%, 11/23/2031(a)	400,000	435,507

		37,990,513

Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/2023	180,000	188,187
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/2028	300,000	336,387
Coca-Cola Co. (The)
2.50%, 4/1/2023	200,000	205,502
Constellation Brands, Inc.
4.25%, 5/1/2023	150,000	160,876
Diageo Capital plc
2.63%, 4/29/2023	100,000	102,893
2.38%, 10/24/2029	200,000	203,725
PepsiCo, Inc.
3.10%, 7/17/2022	200,000	206,928
2.38%, 10/6/2026	300,000	310,030

		1,714,528

Biotechnology - 2.1%
AbbVie, Inc.
2.90%, 11/6/2022	250,000	256,811
3.20%, 11/6/2022	240,000	247,920
3.20%, 5/14/2026	100,000	104,859
4.25%, 11/14/2028	400,000	449,275
Amgen, Inc.
3.88%, 11/15/2021	250,000	258,391
2.70%, 5/1/2022	470,000	479,114
3.63%, 5/22/2024	100,000	107,094
Gilead Sciences, Inc.
3.70%, 4/1/2024	350,000	374,598
3.50%, 2/1/2025	225,000	241,313

		2,519,375

Capital Markets - 10.4%
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	322,254
3.40%, 1/29/2028	400,000	435,956
BlackRock, Inc.
3.20%, 3/15/2027	200,000	217,740
Brookfield Finance, Inc.
4.85%, 3/29/2029	200,000	238,232
Charles Schwab Corp. (The)
3.20%, 1/25/2028	100,000	107,412
Deutsche Bank AG
3.70%, 5/30/2024	295,000	305,725
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/2022	1,135,000	1,220,999
3.00%, 4/26/2022	400,000	406,016
3.63%, 1/22/2023	500,000	526,145
3.50%, 1/23/2025	465,000	495,404
3.27%, 9/29/2025(a)	500,000	525,651
3.69%, 6/5/2028(a)	250,000	271,445
3.81%, 4/23/2029(a)	900,000	990,657
4.22%, 5/1/2029(a)	600,000	677,324
Morgan Stanley
2.63%, 11/17/2021	400,000	406,388

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.75%, 5/19/2022	1,850,000	1,890,081
3.75%, 2/25/2023	350,000	369,713
4.00%, 7/23/2025	350,000	384,805
3.88%, 1/27/2026	200,000	219,206
4.35%, 9/8/2026	650,000	724,398
3.77%, 1/24/2029(a)	1,000,000	1,100,216
4.43%, 1/23/2030(a)	425,000	490,628
State Street Corp.
3.10%, 5/15/2023	200,000	208,587
3.55%, 8/18/2025	100,000	109,099

		12,644,081

Chemicals - 0.7%
Dow Chemical Co. (The)
3.50%, 10/1/2024	200,000	213,178
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	513,000	525,205
2.95%, 8/15/2029	100,000	103,605

		841,988

Commercial Services & Supplies - 0.4%
Republic Services, Inc.
3.55%, 6/1/2022	200,000	207,314
3.95%, 5/15/2028	100,000	112,638
Waste Management, Inc.
3.13%, 3/1/2025	205,000	217,441

		537,393

Communications Equipment - 0.4%
Cisco Systems, Inc.
2.95%, 2/28/2026	100,000	106,853
Motorola Solutions, Inc.
3.75%, 5/15/2022	57,000	59,323
3.50%, 3/1/2023	300,000	311,922

		478,098

Consumer Finance - 5.2%
AerCap Ireland Capital DAC
3.95%, 2/1/2022	200,000	207,057
3.50%, 5/26/2022	200,000	206,028
3.88%, 1/23/2028	200,000	211,769
American Express Co.
2.50%, 8/1/2022	200,000	203,636
3.00%, 10/30/2024	450,000	473,088
3.63%, 12/5/2024	390,000	420,168
American Honda Finance Corp.
3.63%, 10/10/2023	250,000	266,552
Capital One Financial Corp.
3.50%, 6/15/2023	700,000	735,771
3.20%, 2/5/2025	750,000	787,047
3.75%, 7/28/2026	300,000	319,687
Discover Financial Services
4.10%, 2/9/2027	150,000	164,370
General Motors Financial Co., Inc.
3.70%, 5/9/2023	200,000	207,918
5.10%, 1/17/2024	750,000	823,219
5.65%, 1/17/2029	370,000	427,307
Synchrony Financial
4.25%, 8/15/2024	350,000	375,704
5.15%, 3/19/2029	200,000	231,151

Investments	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.
2.60%, 1/11/2022	250,000	254,751

		6,315,223

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	130,000	139,529
Shell International Finance BV
3.25%, 5/11/2025	200,000	214,219
2.88%, 5/10/2026	675,000	713,568
2.38%, 11/7/2029	500,000	505,933
Synchrony Bank
3.00%, 6/15/2022	250,000	256,105

		1,829,354

Diversified Telecommunication Services - 2.8%
AT&T, Inc.
3.60%, 2/17/2023	300,000	315,026
3.40%, 5/15/2025	350,000	371,600
4.10%, 2/15/2028	500,000	553,932
Verizon Communications, Inc.
5.15%, 9/15/2023	550,000	614,092
2.63%, 8/15/2026	80,000	82,946
4.13%, 3/16/2027	600,000	677,404
4.33%, 9/21/2028	220,000	254,652
4.02%, 12/3/2029	500,000	569,483

		3,439,135

Electric Utilities - 3.9%
Duke Energy Corp.
3.75%, 4/15/2024	250,000	267,843
2.65%, 9/1/2026	500,000	514,697
Duke Energy Progress LLC
3.45%, 3/15/2029	300,000	329,307
Evergy, Inc.
2.45%, 9/15/2024	200,000	203,582
2.90%, 9/15/2029	200,000	205,498
Eversource Energy
Series K, 2.75%, 3/15/2022	150,000	152,918
Exelon Corp.
3.50%, 6/1/2022(b)	400,000	412,316
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	200,000	219,041
MidAmerican Energy Co.
3.65%, 4/15/2029	100,000	112,047
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	200,000	222,079
NextEra Energy Capital Holdings, Inc.
2.80%, 1/15/2023	250,000	256,958
3.50%, 4/1/2029	300,000	326,219
Southern Co. (The)
2.95%, 7/1/2023	200,000	207,087
3.25%, 7/1/2026	175,000	186,417
Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	200,000	223,978

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	53,167
Series A, 3.50%, 3/15/2027	100,000	108,916
Series A, 2.88%, 7/15/2029	650,000	683,821
Xcel Energy, Inc.
4.00%, 6/15/2028	100,000	111,934

		4,797,825

Entertainment - 0.2%
Walt Disney Co. (The)
1.75%, 8/30/2024	300,000	301,208

Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/2025	200,000	213,469
American Tower Corp.
3.50%, 1/31/2023	250,000	261,155
Boston Properties LP
3.65%, 2/1/2026	255,000	276,276
4.50%, 12/1/2028	100,000	116,534
Brixmor Operating Partnership LP
4.13%, 5/15/2029	300,000	332,103
Digital Realty Trust LP
3.95%, 7/1/2022	74,000	77,503
4.45%, 7/15/2028	100,000	113,522
ERP Operating LP
4.63%, 12/15/2021	200,000	209,135
GLP Capital LP
5.38%, 4/15/2026	300,000	340,965
Healthpeak Properties, Inc.
4.25%, 11/15/2023	165,000	177,990
Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	250,000	267,554
Realty Income Corp.
3.65%, 1/15/2028	250,000	274,819
Simon Property Group LP
3.38%, 10/1/2024	600,000	637,265
Ventas Realty LP
3.50%, 2/1/2025	50,000	53,042
4.00%, 3/1/2028	150,000	163,999
Welltower, Inc.
3.75%, 3/15/2023	30,000	31,525
4.25%, 4/1/2026	300,000	333,219

		3,880,075

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	80,823
Kroger Co. (The)
3.85%, 8/1/2023	200,000	212,966
Sysco Corp.
3.75%, 10/1/2025	200,000	219,610
Walmart, Inc.
3.40%, 6/26/2023	500,000	530,295
3.70%, 6/26/2028	150,000	167,811

		1,211,505

Investments	Principal Amount ($)	Value ($)
Food Products - 0.7%
General Mills, Inc.
4.00%, 4/17/2025	250,000	273,595
4.20%, 4/17/2028	200,000	227,630
Unilever Capital Corp.
2.90%, 5/5/2027	200,000	213,089
3.50%, 3/22/2028	100,000	110,206

		824,520

Health Care Equipment & Supplies - 0.4%
Becton Dickinson and Co.
3.73%, 12/15/2024	100,000	107,410
Boston Scientific Corp.
3.75%, 3/1/2026	250,000	272,601
Medtronic, Inc.
3.50%, 3/15/2025	156,000	169,024

		549,035

Health Care Providers & Services - 1.7%
Anthem, Inc.
3.13%, 5/15/2022	300,000	309,298
3.30%, 1/15/2023	100,000	104,222
Cardinal Health, Inc.
2.62%, 6/15/2022	300,000	304,752
CVS Health Corp.
3.50%, 7/20/2022	200,000	207,277
Laboratory Corp. of America Holdings
3.20%, 2/1/2022	100,000	102,640
UnitedHealth Group, Inc.
3.50%, 6/15/2023	400,000	422,656
3.75%, 7/15/2025	75,000	82,092
3.85%, 6/15/2028	468,000	524,369
3.88%, 12/15/2028	55,000	61,950

		2,119,256

Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp.
3.20%, 8/8/2024	400,000	413,205
Marriott International, Inc.
2.30%, 1/15/2022	80,000	80,661
McDonald’s Corp.
2.63%, 1/15/2022	150,000	152,739
3.38%, 5/26/2025	225,000	240,758
3.80%, 4/1/2028	150,000	166,443
Sands China Ltd.
5.13%, 8/8/2025	400,000	443,366
Starbucks Corp.
3.10%, 3/1/2023	100,000	103,887
3.50%, 3/1/2028	200,000	219,593

		1,820,652

Household Products - 0.1%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	158,472

Industrial Conglomerates - 0.6%
3M Co.
2.25%, 9/19/2026	100,000	101,708
3.38%, 3/1/2029	200,000	217,918
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	80,433

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.70%, 8/15/2029	100,000	105,565
Roper Technologies, Inc.
3.80%, 12/15/2026	200,000	219,734

		725,358

Insurance - 1.1%
American International Group, Inc.
3.90%, 4/1/2026	100,000	108,958
4.25%, 3/15/2029	150,000	170,292
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	288,745
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	75,000	79,844
4.38%, 3/15/2029	200,000	230,873
MetLife, Inc.
3.05%, 12/15/2022(b)	250,000	259,646
Prudential Financial, Inc.
5.20%, 3/15/2044(a)	10,000	10,683
5.70%, 9/15/2048(a)	150,000	173,594

		1,322,635

Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	200,000	204,201
3.60%, 11/28/2024	300,000	320,336
Amazon.com, Inc.
3.15%, 8/22/2027	300,000	324,254
eBay, Inc.
2.60%, 7/15/2022	200,000	202,994
3.45%, 8/1/2024	120,000	126,982

		1,178,767

IT Services - 2.9%
Fidelity National Information Services, Inc.
3.50%, 4/15/2023	250,000	262,497
3.00%, 8/15/2026	100,000	105,266
Fiserv, Inc.
3.80%, 10/1/2023	250,000	266,272
3.20%, 7/1/2026	500,000	528,300
International Business Machines Corp.
3.00%, 5/15/2024	900,000	945,538
3.45%, 2/19/2026	350,000	379,901
3.50%, 5/15/2029	100,000	110,078
Mastercard, Inc.
2.95%, 6/1/2029	150,000	160,438
PayPal Holdings, Inc.
2.20%, 9/26/2022	400,000	404,560
2.85%, 10/1/2029	100,000	103,037
Visa, Inc.
3.15%, 12/14/2025	200,000	215,016

		3,480,903

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
2.95%, 9/19/2026	450,000	473,012

Media - 1.6%
Charter Communications Operating LLC
4.46%, 7/23/2022	200,000	211,424
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	200,000	242,038

Investments	Principal Amount ($)	Value ($)
Comcast Corp.
3.95%, 10/15/2025	647,000	715,765
Omnicom Group, Inc.
3.63%, 5/1/2022	200,000	207,828
3.60%, 4/15/2026	100,000	108,207
ViacomCBS, Inc.
3.70%, 8/15/2024	300,000	321,136
2.90%, 1/15/2027	100,000	102,210

		1,908,608

Multiline Retail - 0.3%
Dollar Tree, Inc.
3.70%, 5/15/2023	300,000	316,516

Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	100,000	107,642
DTE Energy Co.
3.80%, 3/15/2027	100,000	108,189
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	204,167

		419,998

Oil, Gas & Consumable Fuels - 8.4%
BP Capital Markets America, Inc.
3.25%, 5/6/2022	339,000	350,664
3.22%, 4/14/2024	300,000	315,775
3.12%, 5/4/2026	300,000	317,514
3.02%, 1/16/2027	350,000	365,752
BP Capital Markets plc
3.28%, 9/19/2027	350,000	372,356
Canadian Natural Resources Ltd.
3.85%, 6/1/2027	300,000	320,523
Chevron Corp.
2.95%, 5/16/2026	100,000	106,182
ConocoPhillips Co.
4.95%, 3/15/2026	300,000	350,197
Continental Resources, Inc.
4.50%, 4/15/2023	400,000	422,581
Enbridge, Inc.
3.70%, 7/15/2027	200,000	214,066
3.13%, 11/15/2029	450,000	463,486
Energy Transfer Operating LP
5.88%, 1/15/2024	500,000	558,277
Enterprise Products Operating LLC
3.35%, 3/15/2023	430,000	448,691
3.75%, 2/15/2025	200,000	215,000
4.15%, 10/16/2028	250,000	281,470
Exxon Mobil Corp.
2.73%, 3/1/2023	160,000	165,041
3.04%, 3/1/2026	200,000	212,811
Kinder Morgan Energy Partners LP
4.25%, 9/1/2024	400,000	435,218
Kinder Morgan, Inc.
4.30%, 6/1/2025	100,000	109,707
MPLX LP
3.38%, 3/15/2023	200,000	208,542
4.00%, 2/15/2025	100,000	106,382
4.13%, 3/1/2027	350,000	371,081

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
ONEOK Partners LP
4.90%, 3/15/2025	400,000	447,161
ONEOK, Inc.
3.40%, 9/1/2029	100,000	102,482
Plains All American Pipeline LP
3.65%, 6/1/2022	250,000	257,659
4.65%, 10/15/2025	150,000	164,012
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	400,000	455,232
Spectra Energy Partners LP
4.75%, 3/15/2024	400,000	439,394
Total Capital International SA
3.75%, 4/10/2024	180,000	193,983
3.46%, 2/19/2029	200,000	220,444
TransCanada PipeLines Ltd.
2.50%, 8/1/2022	800,000	812,077
4.25%, 5/15/2028	200,000	224,939
Valero Energy Corp.
3.65%, 3/15/2025	200,000	215,329

		10,244,028

Pharmaceuticals - 2.9%
Allergan Funding SCS
3.80%, 3/15/2025	500,000	537,202
AstraZeneca plc
3.38%, 11/16/2025	300,000	323,105
Bristol-Myers Squibb Co.
2.25%, 8/15/2021(c)	150,000	151,404
3.25%, 2/20/2023(c)	200,000	208,680
3.63%, 5/15/2024(c)	300,000	320,921
3.90%, 2/20/2028(c)	200,000	224,539
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023	200,000	210,622
3.88%, 5/15/2028	200,000	226,333
Johnson & Johnson
2.45%, 3/1/2026	200,000	207,541
Merck & Co., Inc.
2.75%, 2/10/2025	365,000	383,281
Novartis Capital Corp.
3.40%, 5/6/2024	200,000	214,291
Pfizer, Inc.
3.45%, 3/15/2029	200,000	220,848
Zoetis, Inc.
3.25%, 2/1/2023	150,000	156,063
3.00%, 9/12/2027	100,000	105,087

		3,489,917

Road & Rail - 0.8%
CSX Corp.
3.25%, 6/1/2027	100,000	107,441
4.25%, 3/15/2029	200,000	230,568
Norfolk Southern Corp.
2.90%, 2/15/2023	200,000	206,421
Union Pacific Corp.
4.16%, 7/15/2022	100,000	105,350
3.95%, 9/10/2028	250,000	282,596

		932,376

Investments	Principal Amount ($)	Value ($)
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.
3.50%, 12/5/2026	200,000	215,287
Broadcom Corp.
3.63%, 1/15/2024	600,000	628,114
Intel Corp.
2.70%, 12/15/2022	200,000	206,738
2.60%, 5/19/2026	150,000	156,529
QUALCOMM, Inc.
3.00%, 5/20/2022	400,000	411,584
3.25%, 5/20/2027	200,000	215,031

		1,833,283

Software - 1.6%
Microsoft Corp.
2.38%, 2/12/2022	400,000	406,793
2.88%, 2/6/2024	200,000	209,797
2.70%, 2/12/2025	140,000	146,627
3.13%, 11/3/2025	150,000	161,225
2.40%, 8/8/2026	100,000	103,765
Oracle Corp.
2.95%, 5/15/2025	400,000	422,745
2.65%, 7/15/2026	300,000	313,327
3.25%, 11/15/2027	200,000	216,546

		1,980,825

Specialty Retail - 0.8%
Home Depot, Inc. (The)
2.63%, 6/1/2022	200,000	204,872
3.00%, 4/1/2026	330,000	351,217
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	107,406
3.10%, 5/3/2027	300,000	318,012

		981,507

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.
3.00%, 2/9/2024	690,000	723,939
3.20%, 5/11/2027	450,000	485,759
2.90%, 9/12/2027	500,000	530,743
Seagate HDD Cayman
4.88%, 6/1/2027	250,000	270,285

		2,010,726

Tobacco - 2.0%
Altria Group, Inc.
3.49%, 2/14/2022	200,000	206,236
2.85%, 8/9/2022	160,000	163,808
4.00%, 1/31/2024	100,000	107,482
2.63%, 9/16/2026	160,000	162,306
4.80%, 2/14/2029	100,000	113,421
BAT Capital Corp.
3.56%, 8/15/2027	200,000	209,323
3.46%, 9/6/2029	300,000	310,908
Philip Morris International, Inc.
2.75%, 2/25/2026	700,000	724,691
Reynolds American, Inc.
4.00%, 6/12/2022	450,000	471,087

		2,469,262

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.00%, 9/15/2023	405,000	417,610

TOTAL CORPORATE BONDS (Cost $115,007,898)		120,778,420

Total Investments - 99.0% (Cost $115,007,898)		120,778,420
Other Assets Less Liabilities - 1.0%		1,173,014

Net Assets - 100.0%		121,951,434

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.1%

Aerospace & Defense - 2.6%
Boeing Co. (The)
3.90%, 5/1/2049	100,000	109,506
L3Harris Technologies, Inc.
5.05%, 4/27/2045	20,000	25,858
Lockheed Martin Corp.
4.70%, 5/15/2046	85,000	112,921
Northrop Grumman Corp.
4.75%, 6/1/2043	135,000	170,398
Raytheon Co.
4.88%, 10/15/2040	15,000	19,797
Rockwell Collins, Inc.
4.35%, 4/15/2047	25,000	31,470
United Technologies Corp.
4.50%, 6/1/2042	175,000	220,024

		689,974

Air Freight & Logistics - 0.6%
FedEx Corp.
4.75%, 11/15/2045	105,000	117,086
United Parcel Service, Inc.
3.75%, 11/15/2047	40,000	44,280

		161,366

Automobiles - 0.6%
Daimler Finance North America LLC
8.50%, 1/18/2031	20,000	30,397
General Motors Co.
6.60%, 4/1/2036	100,000	121,806

		152,203

Banks - 6.3%
Bank of America Corp.
4.24%, 4/24/2038(a)	230,000	273,115
5.00%, 1/21/2044	40,000	53,291
Citigroup, Inc.
8.13%, 7/15/2039	22,000	37,906
5.88%, 1/30/2042	35,000	50,420
4.75%, 5/18/2046	35,000	43,319
4.28%, 4/24/2048(a)	60,000	74,197
4.65%, 7/23/2048	195,000	254,359
Fifth Third Bancorp
8.25%, 3/1/2038	25,000	40,736
HSBC Holdings plc
6.10%, 1/14/2042	105,000	151,624
JPMorgan Chase & Co.
6.40%, 5/15/2038	100,000	148,323
4.26%, 2/22/2048(a)	215,000	263,583
3.90%, 1/23/2049(a)	105,000	122,679
Wells Fargo & Co.
5.38%, 11/2/2043	150,000	199,554

		1,713,106

Investments	Principal Amount ($)	Value ($)
Beverages - 2.4%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036	280,000	336,390
Anheuser-Busch InBev Worldwide, Inc.
5.45%, 1/23/2039	100,000	130,035
Diageo Capital plc
5.88%, 9/30/2036	45,000	63,696
PepsiCo, Inc.
3.45%, 10/6/2046	115,000	127,696

		657,817

Biotechnology - 4.4%
AbbVie, Inc.
4.40%, 11/6/2042	145,000	164,324
4.70%, 5/14/2045	130,000	150,184
Amgen, Inc.
6.38%, 6/1/2037	15,000	21,330
5.15%, 11/15/2041	55,000	69,916
4.40%, 5/1/2045	130,000	150,572
4.66%, 6/15/2051	125,000	151,428
Biogen, Inc.
5.20%, 9/15/2045	50,000	62,216
Celgene Corp.
5.00%, 8/15/2045	200,000	245,910
Gilead Sciences, Inc.
4.75%, 3/1/2046	105,000	130,872
4.15%, 3/1/2047	43,000	49,809

		1,196,561

Capital Markets - 4.6%
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	165,000	235,971
4.02%, 10/31/2038(a)	130,000	147,258
5.15%, 5/22/2045	170,000	220,389
4.75%, 10/21/2045	185,000	236,015
Morgan Stanley
6.38%, 7/24/2042	75,000	114,418
4.30%, 1/27/2045	185,000	227,054
Raymond James Financial, Inc.
4.95%, 7/15/2046	45,000	55,547

		1,236,652

Chemicals - 1.4%
Dow Chemical Co. (The)
4.38%, 11/15/2042	150,000	164,989
Eastman Chemical Co.
4.80%, 9/1/2042	45,000	51,315
LYB International Finance BV
4.88%, 3/15/2044	85,000	97,634
Praxair, Inc.
3.55%, 11/7/2042	10,000	11,111
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	45,000	53,504

		378,553

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Commercial Services & Supplies - 0.2%
Waste Management, Inc.
4.15%, 7/15/2049	50,000	60,538

Communications Equipment - 0.5%
Cisco Systems, Inc.
5.90%, 2/15/2039	85,000	123,699

Containers & Packaging - 0.1%
Sonoco Products Co.
5.75%, 11/1/2040	20,000	26,031

Diversified Financial Services - 1.3%
Shell International Finance BV
4.38%, 5/11/2045	280,000	343,328

Diversified Telecommunication Services - 10.0%
AT&T, Inc.
4.50%, 5/15/2035	270,000	311,113
4.30%, 12/15/2042	170,000	187,255
4.35%, 6/15/2045	300,000	332,363
Bell Canada, Inc.
4.46%, 4/1/2048	45,000	54,241
British Telecommunications plc
9.63%, 12/15/2030(b)	80,000	125,567
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	110,000	165,982
Orange SA
9.00%, 3/1/2031(b)	75,000	118,960
Verizon Communications, Inc.
4.27%, 1/15/2036	759,000	890,348
4.75%, 11/1/2041	195,000	244,392
4.67%, 3/15/2055	200,000	256,529

		2,686,750

Electric Utilities - 4.1%
Alabama Power Co.
Series B, 3.70%, 12/1/2047	65,000	72,714
Appalachian Power Co.
7.00%, 4/1/2038	30,000	44,239
Duke Energy Corp.
3.75%, 9/1/2046	150,000	160,511
Duke Energy Florida LLC
6.40%, 6/15/2038	45,000	67,367
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	100,000	106,043
Exelon Corp.
4.45%, 4/15/2046	45,000	52,961
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	50,000	72,404
Florida Power & Light Co.
4.13%, 2/1/2042	75,000	90,555
PPL Capital Funding, Inc.
4.00%, 9/15/2047	100,000	108,843
Public Service Electric & Gas Co.
3.80%, 3/1/2046	15,000	17,552

Investments	Principal Amount ($)	Value ($)
Southern Co. (The)
4.40%, 7/1/2046	150,000	174,446
Virginia Electric & Power Co.
4.60%, 12/1/2048	100,000	129,249

		1,096,884

Electrical Equipment - 0.1%
Eaton Corp.
4.15%, 11/2/2042	15,000	17,903

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.
4.75%, 3/15/2042	45,000	52,377

Energy Equipment & Services - 1.2%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	100,000	121,588
Halliburton Co.
4.85%, 11/15/2035	185,000	212,639

		334,227

Entertainment - 0.9%
NBCUniversal Media LLC
5.95%, 4/1/2041	100,000	143,787
Walt Disney Co. (The)
2.75%, 9/1/2049	100,000	98,549

		242,336

Equity Real Estate Investment Trusts (REITs) - 0.6%
ERP Operating LP
4.50%, 7/1/2044	20,000	25,040
Federal Realty Investment Trust
4.50%, 12/1/2044	25,000	30,259
Simon Property Group LP
4.75%, 3/15/2042	30,000	37,700
Welltower, Inc.
4.95%, 9/1/2048	15,000	18,757
Weyerhaeuser Co.
7.38%, 3/15/2032	35,000	49,622

		161,378

Food & Staples Retailing - 1.0%
Kroger Co. (The)
4.45%, 2/1/2047	45,000	49,329
Sysco Corp.
4.85%, 10/1/2045	35,000	44,291
Walmart, Inc.
4.05%, 6/29/2048	155,000	189,309

		282,929

Food Products - 0.7%
Kellogg Co.
Series B, 7.45%, 4/1/2031	45,000	64,830
Tyson Foods, Inc.
4.88%, 8/15/2034	85,000	105,564
Unilever Capital Corp.
5.90%, 11/15/2032	20,000	27,781

		198,175

Gas Utilities - 0.2%
Atmos Energy Corp.
4.13%, 10/15/2044	15,000	17,595

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Southern California Gas Co.
Series VV, 4.30%, 1/15/2049	20,000	24,791

		42,386

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories
4.90%, 11/30/2046	85,000	114,571
Becton Dickinson and Co.
4.67%, 6/6/2047	100,000	125,933
DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	53,617
Koninklijke Philips NV
5.00%, 3/15/2042	35,000	44,778
Medtronic, Inc.
4.38%, 3/15/2035	28,000	34,682
Stryker Corp.
4.63%, 3/15/2046	25,000	31,739

		405,320

Health Care Providers & Services - 2.5%
Anthem, Inc.
4.63%, 5/15/2042	100,000	116,465
Humana, Inc.
4.95%, 10/1/2044	15,000	18,296
UnitedHealth Group, Inc.
4.75%, 7/15/2045	300,000	376,098
4.45%, 12/15/2048	130,000	158,368

		669,227

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.
6.30%, 3/1/2038	75,000	107,539
4.88%, 12/9/2045	130,000	165,776
Starbucks Corp.
3.75%, 12/1/2047	65,000	69,118

		342,433

Household Products - 0.3%
Procter & Gamble Co. (The)
5.55%, 3/5/2037	50,000	72,976

Industrial Conglomerates - 0.5%
3M Co.
4.00%, 9/14/2048	100,000	116,482
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	20,000	26,748

		143,230

Insurance - 3.3%
Aflac, Inc.
4.75%, 1/15/2049	45,000	57,994
Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	19,451
American International Group, Inc.
3.88%, 1/15/2035	110,000	121,342
Aon plc
4.60%, 6/14/2044	55,000	67,373
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	65,000	93,467
Chubb Corp. (The)
6.00%, 5/11/2037	30,000	43,618

Investments	Principal Amount ($)	Value ($)
Manulife Financial Corp.
5.38%, 3/4/2046	30,000	41,787
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	20,000	23,965
4.90%, 3/15/2049	65,000	85,927
MetLife, Inc.
5.70%, 6/15/2035	100,000	139,239
6.40%, 12/15/2036	60,000	75,536
Principal Financial Group, Inc.
6.05%, 10/15/2036	25,000	34,280
Prudential Financial, Inc.
3.94%, 12/7/2049	45,000	51,243
Travelers Cos., Inc. (The)
4.10%, 3/4/2049	40,000	48,793

		904,015

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	170,000	193,062
Amazon.com, Inc.
4.25%, 8/22/2057	165,000	211,963
eBay, Inc.
4.00%, 7/15/2042	35,000	34,948

		439,973

IT Services - 1.4%
Fiserv, Inc.
4.40%, 7/1/2049	50,000	58,875
International Business Machines Corp.
4.25%, 5/15/2049	185,000	223,021
Visa, Inc.
4.30%, 12/14/2045	70,000	89,698

		371,594

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
4.10%, 8/15/2047	40,000	47,891

Machinery - 0.6%
Caterpillar, Inc.
3.80%, 8/15/2042	100,000	115,904
Fortive Corp.
4.30%, 6/15/2046	25,000	27,562
Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	30,184

		173,650

Media - 4.0%
Comcast Corp.
4.25%, 1/15/2033	100,000	119,103
6.95%, 8/15/2037	200,000	305,401
3.40%, 7/15/2046	140,000	147,159
4.70%, 10/15/2048	105,000	135,060
4.00%, 11/1/2049	130,000	151,281
ViacomCBS, Inc.
5.85%, 9/1/2043	100,000	130,349
4.60%, 1/15/2045	85,000	96,194

		1,084,547

Metals & Mining - 2.1%
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	100,000	132,559

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	45,000	59,326
Newmont Corp.
5.88%, 4/1/2035	50,000	68,271
Nucor Corp.
4.40%, 5/1/2048	65,000	77,602
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	65,000	88,170
Vale Overseas Ltd.
6.88%, 11/21/2036	100,000	131,594

		557,522

Multiline Retail - 0.2%
Target Corp.
3.63%, 4/15/2046	50,000	56,894

Multi-Utilities - 2.4%
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	110,000	146,130
4.45%, 1/15/2049	100,000	123,048
Consolidated Edison Co. of New York, Inc.
Series A, 4.13%, 5/15/2049	100,000	118,908
4.50%, 5/15/2058	130,000	165,735
Southern Co. Gas Capital Corp.
3.95%, 10/1/2046	84,000	91,658

		645,479

Oil, Gas & Consumable Fuels - 11.1%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	45,000	58,763
ConocoPhillips
5.90%, 10/15/2032	270,000	363,218
Devon Energy Corp.
5.60%, 7/15/2041	110,000	132,723
Enbridge Energy Partners LP
5.50%, 9/15/2040	100,000	123,467
Enterprise Products Operating LLC
5.95%, 2/1/2041	105,000	138,008
4.85%, 3/15/2044	230,000	267,018
4.25%, 2/15/2048	85,000	92,797
Exxon Mobil Corp.
4.11%, 3/1/2046	85,000	101,973
Kinder Morgan, Inc.
5.55%, 6/1/2045	225,000	270,013
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	18,026
4.20%, 10/3/2047	70,000	74,552
Marathon Petroleum Corp.
6.50%, 3/1/2041	100,000	133,974
Occidental Petroleum Corp.
4.50%, 7/15/2044	125,000	128,755
ONEOK Partners LP
6.13%, 2/1/2041	100,000	124,906
Phillips 66
5.88%, 5/1/2042	90,000	123,465
Phillips 66 Partners LP
4.90%, 10/1/2046	25,000	28,822

Investments	Principal Amount ($)	Value ($)
Plains All American Pipeline LP
5.15%, 6/1/2042	85,000	86,633
Suncor Energy, Inc.
5.95%, 5/15/2035	150,000	201,385
4.00%, 11/15/2047	115,000	125,657
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	40,000	47,061
7.63%, 1/15/2039	150,000	230,359
Valero Energy Corp.
6.63%, 6/15/2037	100,000	135,117

		3,006,692

Pharmaceuticals - 3.1%
AstraZeneca plc
4.38%, 11/16/2045	115,000	143,692
Eli Lilly & Co.
4.15%, 3/15/2059	45,000	55,912
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	30,000	40,521
6.38%, 5/15/2038	45,000	67,938
Johnson & Johnson
3.70%, 3/1/2046	105,000	123,724
Merck & Co., Inc.
3.70%, 2/10/2045	145,000	167,657
Novartis Capital Corp.
4.40%, 5/6/2044	20,000	25,380
Wyeth LLC
6.50%, 2/1/2034	120,000	175,956
Zoetis, Inc.
4.70%, 2/1/2043	35,000	44,015

		844,795

Road & Rail - 4.2%
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	210,000	279,391
3.55%, 2/15/2050	100,000	110,536
Canadian National Railway Co.
3.20%, 8/2/2046	45,000	48,640
Canadian Pacific Railway Co.
4.80%, 8/1/2045	25,000	33,163
CSX Corp.
6.15%, 5/1/2037	75,000	103,442
4.10%, 3/15/2044	150,000	171,904
Norfolk Southern Corp.
4.84%, 10/1/2041	100,000	126,001
4.15%, 2/28/2048	50,000	59,232
Union Pacific Corp.
4.10%, 9/15/2067	200,000	213,366

		1,145,675

Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.
4.35%, 4/1/2047	50,000	63,231
Intel Corp.
3.73%, 12/8/2047	85,000	97,874
QUALCOMM, Inc.
4.80%, 5/20/2045	90,000	114,492

		275,597

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Software - 4.3%
Microsoft Corp.
3.50%, 2/12/2035	160,000	181,920
3.95%, 8/8/2056	275,000	340,763
Oracle Corp.
6.13%, 7/8/2039	105,000	152,744
5.38%, 7/15/2040	200,000	274,469
4.38%, 5/15/2055	165,000	205,437

		1,155,333

Specialty Retail - 2.3%
Home Depot, Inc. (The)
5.88%, 12/16/2036	300,000	427,871
Lowe’s Cos., Inc.
4.38%, 9/15/2045	175,000	202,878

		630,749

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.
3.85%, 5/4/2043	100,000	116,182
4.65%, 2/23/2046	190,000	247,075
HP, Inc.
6.00%, 9/15/2041	35,000	40,489

		403,746

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
3.63%, 5/1/2043	45,000	51,146

Tobacco - 2.8%
Altria Group, Inc.
4.25%, 8/9/2042	140,000	142,578
5.38%, 1/31/2044	125,000	145,856
BAT Capital Corp.
4.54%, 8/15/2047	200,000	207,112
Philip Morris International, Inc.
4.13%, 3/4/2043	230,000	259,555

		755,101

Water Utilities - 0.3%
American Water Capital Corp.
4.20%, 9/1/2048	70,000	84,429

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV
6.13%, 3/30/2040	130,000	185,391
Rogers Communications, Inc.
5.00%, 3/15/2044	75,000	95,455
Telefonica Europe BV
8.25%, 9/15/2030	45,000	66,121
Vodafone Group plc
7.88%, 2/15/2030	25,000	35,661

		382,628

TOTAL CORPORATE BONDS (Cost $23,962,147)		26,505,815

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 0.1%

Latam Airlines Pass-Through Trust Series 2015-1, Class A, 4.20%, 11/15/2027 (Cost $18,979)	19,517	20,197

Total Investments - 98.2% (Cost $23,981,126)		26,526,012
Other Assets Less Liabilities - 1.8%		472,600

Net Assets - 100.0%		26,998,612

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.6%

Aerospace & Defense - 2.0%
Arconic, Inc. 6.75%, 1/15/2028	150,000	174,610
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(a)	100,000	106,791
Signature Aviation US Holdings, Inc. 5.38%, 5/1/2026(a)	200,000	207,964
TransDigm UK Holdings plc 6.88%, 5/15/2026	605,000	646,048
TransDigm, Inc. 6.38%, 6/15/2026	990,000	1,046,282
7.50%, 3/15/2027	200,000	219,370
5.50%, 11/15/2027(a)	600,000	604,800
Triumph Group, Inc. 5.25%, 6/1/2022	70,000	68,972

		3,074,837

Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028(a)	100,000	101,754

Auto Components - 2.2%
Allison Transmission, Inc. 4.75%, 10/1/2027(a)	100,000	103,910
Dana Financing Luxembourg Sarl 6.50%, 6/1/2026(a)	280,000	297,612
Delphi Technologies plc 5.00%, 10/1/2025(a)	400,000	444,000
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	250,000	260,163
Icahn Enterprises LP 6.25%, 5/15/2026	500,000	525,777
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	30,000	32,335
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(a)	400,000	429,790
8.50%, 5/15/2027(a)	1,100,000	1,184,535

		3,278,122

Automobiles - 0.3%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	200,000	214,498
Mclaren Finance plc 5.75%, 8/1/2022(a)	200,000	193,500

		407,998

Banks - 0.4%
ING Groep NV 5.75%, 11/16/2026(b)(c)	200,000	214,267
Societe Generale SA 8.00%, 9/29/2025(a)(b)(c)	345,000	410,359

		624,626

Investments	Principal Amount ($)	Value ($)
Beverages - 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025(a)	100,000	103,958

Building Products - 0.4%
Masonite International Corp. 5.75%, 9/15/2026(a)	100,000	106,285
Patrick Industries, Inc. 7.50%, 10/15/2027(a)	200,000	218,070
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	130,000	139,470
Standard Industries, Inc. 5.38%, 11/15/2024(a)	75,000	77,249
4.75%, 1/15/2028(a)	130,000	133,633

		674,707

Capital Markets - 2.2%
AG Merger Sub II, Inc. 10.75%, 8/1/2027(a)	200,000	212,569
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026(a)	100,000	109,160
Credit Suisse Group AG 7.50%, 7/17/2023(a)(b)(c)	570,000	628,450
Deutsche Bank AG 4.30%, 5/24/2028(c)	300,000	297,690
4.88%, 12/1/2032(c)	200,000	199,711
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	180,000	187,275
FS Energy & Power Fund 7.50%, 8/15/2023(a)	150,000	154,816
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	130,000	135,849
MSCI, Inc. 4.75%, 8/1/2026(a)	400,000	419,929
UBS Group AG 7.00%, 1/31/2024(a)(b)(c)	850,000	936,534

		3,281,983

Chemicals - 3.4%
CF Industries, Inc. 5.15%, 3/15/2034	130,000	150,391
4.95%, 6/1/2043	50,000	53,630
Chemours Co. (The) 6.63%, 5/15/2023	210,000	207,168
7.00%, 5/15/2025	600,000	575,451
5.38%, 5/15/2027	205,000	178,355
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	250,000	241,281
Foxtrot Escrow Issuer LLC 12.25%, 11/15/2026(a)	400,000	414,750
FXI Holdings, Inc. 7.88%, 11/1/2024(a)	310,000	294,497
Gates Global LLC 6.25%, 1/15/2026(a)	325,000	334,485
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	100,000	104,285

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Hexion, Inc. 7.88%, 7/15/2027(a)	250,000	258,131
Kraton Polymers LLC 7.00%, 4/15/2025(a)	75,000	76,523
Neon Holdings, Inc. 10.13%, 4/1/2026(a)	200,000	201,474
NOVA Chemicals Corp. 5.25%, 8/1/2023(a)	150,000	152,249
5.25%, 6/1/2027(a)	100,000	101,935
Olin Corp. 5.63%, 8/1/2029	100,000	105,685
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	300,000	297,747
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029(a)	100,000	103,628
Starfruit Finco BV 8.00%, 10/1/2026(a)	450,000	468,011
TPC Group, Inc. 10.50%, 8/1/2024(a)	550,000	569,022
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	285,000	267,843

		5,156,541

Commercial Services & Supplies - 5.5%
Allied Universal Holdco LLC 6.63%, 7/15/2026(a)	250,000	266,250
9.75%, 7/15/2027(a)	750,000	802,367
Aptim Corp. 7.75%, 6/15/2025(a)	200,000	124,583
APX Group, Inc. 7.88%, 12/1/2022	140,000	142,731
7.63%, 9/1/2023	150,000	147,062
8.50%, 11/1/2024(a)	425,000	453,511
Aramark Services, Inc. 5.00%, 4/1/2025(a)	100,000	104,426
4.75%, 6/1/2026	350,000	364,813
Cimpress plc 7.00%, 6/15/2026(a)	150,000	158,948
Covanta Holding Corp. 5.88%, 7/1/2025	110,000	114,412
6.00%, 1/1/2027	100,000	103,955
Garda World Security Corp. 8.75%, 5/15/2025(a)	260,000	272,347
GFL Environmental, Inc. 5.38%, 3/1/2023(a)	110,000	112,612
8.50%, 5/1/2027(a)	350,000	382,148
GW B-CR Security Corp. 9.50%, 11/1/2027(a)	345,000	368,926
Harland Clarke Holdings Corp. 9.25%, 3/1/2021(a)	530,000	532,650
8.38%, 8/15/2022(a)	100,000	87,221
IAA, Inc. 5.50%, 6/15/2027(a)	100,000	106,300
Intrado Corp. 8.50%, 10/15/2025(a)	560,000	446,600
KAR Auction Services, Inc. 5.13%, 6/1/2025(a)	180,000	185,025

Investments	Principal Amount ($)	Value ($)
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	500,000	510,055
Nielsen Finance LLC 5.00%, 4/15/2022(a)	290,000	290,879
Pitney Bowes, Inc. 5.20%, 4/1/2023(d)	150,000	149,687
4.63%, 3/15/2024	150,000	142,813
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)	100,000	104,937
5.25%, 4/15/2024(a)	500,000	522,293
6.25%, 1/15/2028(a)	835,000	826,859
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025(a)	100,000	104,083
Stericycle, Inc. 5.38%, 7/15/2024(a)	100,000	104,885
TMS International Holding Corp. 7.25%, 8/15/2025(a)	100,000	94,791
Waste Pro USA, Inc. 5.50%, 2/15/2026(a)	150,000	154,452

		8,282,621

Communications Equipment - 0.7%
CommScope, Inc. 5.50%, 6/15/2024(a)	510,000	508,720
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	259,616
ViaSat, Inc. 5.63%, 4/15/2027(a)	300,000	314,775

		1,083,111

Construction & Engineering - 0.6%
AECOM 5.13%, 3/15/2027	200,000	214,030
Brand Industrial Services, Inc. 8.50%, 7/15/2025(a)	540,000	542,624
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022(a)	142,000	149,144

		905,798

Consumer Finance - 1.1%
Credit Acceptance Corp. 6.63%, 3/15/2026(a)	200,000	215,975
Enova International, Inc. 8.50%, 9/1/2024(a)	100,000	98,541
goeasy Ltd. 5.38%, 12/1/2024(a)	200,000	205,167
Navient Corp. 5.50%, 1/25/2023	165,000	172,837
7.25%, 9/25/2023	200,000	221,498
6.13%, 3/25/2024	200,000	213,562
6.75%, 6/15/2026	200,000	217,370
Springleaf Finance Corp. 6.63%, 1/15/2028	150,000	169,028
TMX Finance LLC 11.13%, 4/1/2023(a)	130,000	121,766

		1,635,744

Containers & Packaging - 2.0%
Berry Global, Inc. 5.63%, 7/15/2027(a)	155,000	165,079

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	120,000	142,242
Flex Acquisition Co., Inc.
6.88%, 1/15/2025(a)	80,000	80,499
7.88%, 7/15/2026(a)	750,000	762,992
Greif, Inc.
6.50%, 3/1/2027(a)	100,000	107,872
Intertape Polymer Group, Inc.
7.00%, 10/15/2026(a)	50,000	53,017
LABL Escrow Issuer LLC
6.75%, 7/15/2026(a)	240,000	258,217
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	200,000	206,592
7.25%, 4/15/2025(a)	460,000	458,845
Plastipak Holdings, Inc.
6.25%, 10/15/2025(a)	270,000	238,275
Sealed Air Corp.
5.25%, 4/1/2023(a)	50,000	53,271
Trident TPI Holdings, Inc.
9.25%, 8/1/2024(a)	200,000	203,583
6.63%, 11/1/2025(a)	100,000	91,042
Trivium Packaging Finance BV
8.50%, 8/15/2027(a)(d)	200,000	220,370

		3,041,896

Distributors - 1.5%
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/2026(a)	150,000	158,153
Core & Main LP
6.13%, 8/15/2025(a)	180,000	185,375
Performance Food Group, Inc.
5.50%, 6/1/2024(a)	50,000	51,146
5.50%, 10/15/2027(a)	350,000	369,258
Resideo Funding, Inc.
6.13%, 11/1/2026(a)	150,000	147,746
Wolverine Escrow LLC
9.00%, 11/15/2026(a)	750,000	780,386
13.13%, 11/15/2027(a)	500,000	516,250

		2,208,314

Diversified Consumer Services - 0.7%
Carriage Services, Inc.
6.63%, 6/1/2026(a)	100,000	106,785
Graham Holdings Co.
5.75%, 6/1/2026(a)	100,000	106,785
Midas Intermediate Holdco II LLC
7.88%, 10/1/2022(a)	30,000	28,772
Service Corp. International
5.13%, 6/1/2029	200,000	213,350
ServiceMaster Co. LLC (The)
5.13%, 11/15/2024(a)	200,000	207,111
Sotheby’s
7.38%, 10/15/2027(a)	290,000	295,945
WW International, Inc.
8.63%, 12/1/2025(a)	150,000	157,187

		1,115,935

Diversified Financial Services - 1.8%
ACE Cash Express, Inc.
12.00%, 12/15/2022(a)	170,000	139,825

Investments	Principal Amount ($)	Value ($)
CNG Holdings, Inc.
12.50%, 6/15/2024(a)	150,000	142,937
Fairstone Financial, Inc.
7.88%, 7/15/2024(a)	100,000	108,417
Jefferies Finance LLC
7.25%, 8/15/2024(a)	110,000	113,621
6.25%, 6/3/2026(a)	200,000	210,974
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	925,000	898,277
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026(a)	600,000	669,390
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	380,000	414,209

		2,697,650

Diversified Telecommunication Services - 4.3%
CCO Holdings LLC
5.75%, 2/15/2026(a)	255,000	268,053
5.13%, 5/1/2027(a)	610,000	638,609
5.00%, 2/1/2028(a)	760,000	796,556
5.38%, 6/1/2029(a)	450,000	482,333
4.75%, 3/1/2030(a)	250,000	257,494
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	450,000	508,687
Series G, 6.88%, 1/15/2028	550,000	616,191
DKT Finance ApS
9.38%, 6/17/2023(a)	200,000	214,090
Intelsat Jackson Holdings SA
5.50%, 8/1/2023	750,000	603,439
Koninklijke KPN NV
7.00%, 3/28/2073(a)(c)	100,000	110,424
Sprint Capital Corp.
6.88%, 11/15/2028	570,000	581,029
8.75%, 3/15/2032	350,000	388,273
Telecom Italia Capital SA
6.38%, 11/15/2033	405,000	473,101
7.20%, 7/18/2036	100,000	124,260
Telesat Canada
6.50%, 10/15/2027(a)	210,000	220,363
Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	200,000	210,870

		6,493,772

Electric Utilities - 0.2%
Emera, Inc.
Series 16-A, 6.75%, 6/15/2076(c)	50,000	57,597
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	300,000	312,697

		370,294

Electrical Equipment - 0.4%
Sensata Technologies BV
4.88%, 10/15/2023(a)	100,000	106,749
Vertiv Group Corp.
9.25%, 10/15/2024(a)	400,000	429,586

		536,335

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Electronic Equipment, Instruments & Components - 0.2%
Anixter, Inc.
5.50%, 3/1/2023	100,000	106,292
MTS Systems Corp.
5.75%, 8/15/2027(a)	200,000	210,569

		316,861

Energy Equipment & Services - 1.6%
CSI Compressco LP
7.25%, 8/15/2022	100,000	94,281
Diamond Offshore Drilling, Inc.
3.45%, 11/1/2023	90,000	74,175
7.88%, 8/15/2025	310,000	253,812
Exterran Energy Solutions LP
8.13%, 5/1/2025	150,000	149,000
KCA Deutag UK Finance plc
9.63%, 4/1/2023(a)	610,000	425,665
Nabors Industries Ltd.
7.25%, 1/15/2026(a)	225,000	225,304
Nine Energy Service, Inc.
8.75%, 11/1/2023(a)	200,000	170,150
Precision Drilling Corp.
7.75%, 12/15/2023	100,000	98,709
Transocean, Inc.
9.00%, 7/15/2023(a)	200,000	215,297
7.50%, 1/15/2026(a)	350,000	330,688
USA Compression Partners LP
6.88%, 4/1/2026	330,000	343,818
Vantage Drilling International
9.25%, 11/15/2023(a)	100,000	95,542

		2,476,441

Entertainment - 0.9%
Live Nation Entertainment, Inc.
5.63%, 3/15/2026(a)	300,000	320,354
Netflix, Inc.
5.88%, 11/15/2028	740,000	834,720
4.88%, 6/15/2030(a)	200,000	208,995

		1,364,069

Equity Real Estate Investment Trusts (REITs) - 2.4%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026(a)	350,000	365,856
CoreCivic, Inc.
4.63%, 5/1/2023	100,000	99,750
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	260,000	267,042
4.63%, 10/1/2027(a)	100,000	100,685
GEO Group, Inc. (The)
5.88%, 10/15/2024	417,000	387,983
HAT Holdings I LLC
5.25%, 7/15/2024(a)	100,000	105,209
Iron Mountain, Inc.
5.75%, 8/15/2024	110,000	111,264
5.25%, 3/15/2028(a)	300,000	314,055
4.88%, 9/15/2029(a)	100,000	102,242
Mack-Cali Realty LP
3.15%, 5/15/2023	100,000	99,749
MPT Operating Partnership LP
5.25%, 8/1/2026	100,000	105,107

Investments	Principal Amount ($)	Value ($)
5.00%, 10/15/2027	50,000	52,686
4.63%, 8/1/2029	100,000	104,688
Ryman Hospitality Properties, Inc.
4.75%, 10/15/2027(a)	100,000	104,185
SBA Communications Corp.
4.00%, 10/1/2022	125,000	127,499
Uniti Group LP
6.00%, 4/15/2023(a)	100,000	96,000
8.25%, 10/15/2023	595,000	483,438
7.13%, 12/15/2024(a)	300,000	238,497
Washington Prime Group LP
6.45%, 8/15/2024(d)	350,000	312,520

		3,578,455

Food & Staples Retailing - 0.4%
Albertsons Cos., Inc.
5.88%, 2/15/2028(a)	150,000	160,403
Fresh Market, Inc. (The)
9.75%, 5/1/2023(a)	380,000	188,100
Ingles Markets, Inc.
5.75%, 6/15/2023	76,000	77,487
KeHE Distributors LLC
8.63%, 10/15/2026(a)	100,000	106,313
US Foods, Inc.
5.88%, 6/15/2024(a)	100,000	102,471

		634,774

Food Products - 2.1%
B&G Foods, Inc.
5.25%, 4/1/2025	200,000	204,593
Chobani LLC
7.50%, 4/15/2025(a)	180,000	179,480
Cooke Omega Investments, Inc.
8.50%, 12/15/2022(a)	100,000	102,031
Darling Ingredients, Inc.
5.25%, 4/15/2027(a)	150,000	158,598
Dole Food Co., Inc.
7.25%, 6/15/2025(a)	30,000	29,337
Lamb Weston Holdings, Inc.
4.88%, 11/1/2026(a)	400,000	422,490
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	215,000	221,361
Post Holdings, Inc.
5.50%, 3/1/2025(a)	430,000	446,304
5.63%, 1/15/2028(a)	300,000	317,805
5.50%, 12/15/2029(a)	400,000	424,200
Sigma Holdco BV
7.88%, 5/15/2026(a)	310,000	319,874
Simmons Foods, Inc.
5.75%, 11/1/2024(a)	260,000	263,142

		3,089,215

Gas Utilities - 0.1%
Suburban Propane Partners LP
5.50%, 6/1/2024	110,000	112,474
5.88%, 3/1/2027	100,000	103,285

		215,759

Health Care Equipment & Supplies - 0.3%
Hologic, Inc.
4.63%, 2/1/2028(a)	200,000	210,991

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Immucor, Inc.
11.13%, 2/15/2022(a)	30,000	29,784
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022(a)	85,000	84,893
Teleflex, Inc.
4.88%, 6/1/2026	150,000	156,802

		482,470

Health Care Providers & Services - 5.1%
Acadia Healthcare Co., Inc.
6.50%, 3/1/2024	150,000	154,890
AHP Health Partners, Inc.
9.75%, 7/15/2026(a)	330,000	360,640
ASP AMC Merger Sub, Inc.
8.00%, 5/15/2025(a)	175,000	118,635
BCPE Cycle Merger Sub II, Inc.
10.63%, 7/15/2027(a)	300,000	310,021
Centene Corp.
5.25%, 4/1/2025(a)	200,000	208,000
5.38%, 6/1/2026(a)	350,000	372,960
4.25%, 12/15/2027(a)	500,000	522,175
4.63%, 12/15/2029(a)	300,000	323,025
Community Health Systems, Inc.
6.63%, 2/15/2025(a)	125,000	126,585
DaVita, Inc.
5.00%, 5/1/2025	350,000	359,175
Encompass Health Corp.
4.50%, 2/1/2028	200,000	206,378
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	600,000	363,508
Hadrian Merger Sub, Inc.
8.50%, 5/1/2026(a)	100,000	103,035
HCA, Inc.
5.88%, 5/1/2023	100,000	110,139
7.69%, 6/15/2025	150,000	182,830
7.50%, 11/6/2033	200,000	253,569
MEDNAX, Inc.
6.25%, 1/15/2027(a)	300,000	306,383
Molina Healthcare, Inc.
5.38%, 11/15/2022(d)	150,000	159,094
One Call Corp.
10.00%, 10/1/2024(a)	110,000	100,100
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	425,000	475,479
Select Medical Corp.
6.25%, 8/15/2026(a)	100,000	108,066
Surgery Center Holdings, Inc.
10.00%, 4/15/2027(a)	400,000	446,139
Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	440,000	259,796
Tenet Healthcare Corp.
6.75%, 6/15/2023	450,000	488,063
5.13%, 5/1/2025	200,000	204,000
6.25%, 2/1/2027(a)	350,000	370,598
WellCare Health Plans, Inc.
5.38%, 8/15/2026(a)	250,000	265,150

Investments	Principal Amount ($)	Value ($)
West Street Merger Sub, Inc.
6.38%, 9/1/2025(a)	410,000	404,871

		7,663,304

Health Care Technology - 0.4%
IQVIA, Inc.
5.00%, 10/15/2026(a)	500,000	524,286

Hotels, Restaurants & Leisure - 3.8%
1011778 BC ULC
5.00%, 10/15/2025(a)	610,000	630,609
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/2022(a)	180,000	85,106
Arrow Bidco LLC
9.50%, 3/15/2024(a)	190,000	189,604
Carlson Travel, Inc.
6.75%, 12/15/2023(a)	300,000	309,874
Cedar Fair LP
5.38%, 4/15/2027	200,000	212,285
Churchill Downs, Inc.
5.50%, 4/1/2027(a)	100,000	105,685
Cirsa Finance International SARL
7.88%, 12/20/2023(a)	110,000	116,136
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/2023(a)	30,000	31,287
Enterprise Development Authority (The)
12.00%, 7/15/2024(a)	130,000	149,446
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	340,000	350,265
8.75%, 10/1/2025(a)	100,000	105,326
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	50,000	50,896
5.13%, 5/1/2026	350,000	367,516
4.88%, 1/15/2030	250,000	264,956
Hilton Worldwide Finance LLC
4.88%, 4/1/2027	150,000	158,153
International Game Technology plc
6.25%, 1/15/2027(a)	200,000	224,870
IRB Holding Corp.
6.75%, 2/15/2026(a)	180,000	187,884
Jacobs Entertainment, Inc.
7.88%, 2/1/2024(a)	100,000	106,271
KFC Holding Co.
4.75%, 6/1/2027(a)	400,000	422,313
Mohegan Gaming & Entertainment
7.88%, 10/15/2024(a)	285,000	290,106
Sabre GLBL, Inc.
5.25%, 11/15/2023(a)	250,000	256,565
Six Flags Entertainment Corp.
5.50%, 4/15/2027(a)	100,000	103,700
Sugarhouse HSP Gaming Prop Mezz LP
5.88%, 5/15/2025(a)	100,000	100,541
Twin River Worldwide Holdings, Inc.
6.75%, 6/1/2027(a)	250,000	264,462
Viking Cruises Ltd.
5.88%, 9/15/2027(a)	200,000	205,380

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Wyndham Destinations, Inc. 5.75%, 4/1/2027(d)	200,000	218,820
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	80,000	83,599
Yum! Brands, Inc. 4.75%, 1/15/2030(a)	100,000	107,060

		5,698,715

Household Durables - 1.5%
American Greetings Corp. 8.75%, 4/15/2025(a)	210,000	185,412
Ashton Woods USA LLC 6.75%, 8/1/2025(a)	150,000	154,937
Brookfield Residential Properties, Inc. 6.38%, 5/15/2025(a)	110,000	114,171
6.25%, 9/15/2027(a)	250,000	267,962
Century Communities, Inc. 6.75%, 6/1/2027(a)(d)	200,000	217,465
KB Home 6.88%, 6/15/2027	100,000	117,910
LGI Homes, Inc. 6.88%, 7/15/2026(a)	100,000	105,910
Mattamy Group Corp. 6.50%, 10/1/2025(a)	110,000	117,379
Newell Brands, Inc. 5.38%, 4/1/2036(d)	254,000	279,361
PulteGroup, Inc. 6.38%, 5/15/2033	150,000	181,983
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028(a)	100,000	109,785
Tempur Sealy International, Inc. 5.50%, 6/15/2026	200,000	209,964
TopBuild Corp. 5.63%, 5/1/2026(a)	100,000	104,535
William Lyon Homes, Inc. 6.63%, 7/15/2027(a)	150,000	162,427

		2,329,201

Household Products - 0.4%
Energizer Holdings, Inc. 7.75%, 1/15/2027(a)	150,000	165,660
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(a)	510,000	491,280

		656,940

Independent Power and Renewable Electricity Producers - 0.6%
Talen Energy Supply LLC 6.50%, 6/1/2025	200,000	156,583
10.50%, 1/15/2026(a)	440,000	391,293
6.63%, 1/15/2028(a)	300,000	300,854

		848,730

Insurance - 2.4%
Acrisure LLC 7.00%, 11/15/2025(a)	750,000	736,867
10.13%, 8/1/2026(a)	200,000	218,975
Alliant Holdings Intermediate LLC 6.75%, 10/15/2027(a)	250,000	264,212
AmWINS Group, Inc. 7.75%, 7/1/2026(a)	75,000	82,088

Investments	Principal Amount ($)	Value ($)
Ardonagh Midco 3 plc 8.63%, 7/15/2023(a)	560,000	576,484
AssuredPartners, Inc. 7.00%, 8/15/2025(a)	280,000	285,597
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	30,000	32,025
Genworth Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.00%), 3.91%, 11/15/2036(e)	50,000	31,922
GTCR AP Finance, Inc. 8.00%, 5/15/2027(a)	275,000	292,283
HUB International Ltd. 7.00%, 5/1/2026(a)	480,000	499,212
NFP Corp. 6.88%, 7/15/2025(a)	430,000	438,385
USI, Inc. 6.88%, 5/1/2025(a)	130,000	133,576

		3,591,626

Interactive Media & Services - 0.6%
Match Group, Inc. 5.63%, 2/15/2029(a)	275,000	297,439
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)	600,000	595,500

		892,939

Internet & Direct Marketing Retail - 0.5%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(a)	200,000	210,120
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	400,000	374,750
QVC, Inc. 5.45%, 8/15/2034	100,000	101,462

		686,332

IT Services - 1.9%
Banff Merger Sub, Inc. 9.75%, 9/1/2026(a)	890,000	915,432
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(a)	100,000	103,041
EIG Investors Corp. 10.88%, 2/1/2024	100,000	103,541
Presidio Holdings, Inc. 8.25%, 2/1/2028(a)	100,000	103,000
VeriSign, Inc. 4.75%, 7/15/2027	300,000	317,055
Zayo Group LLC 6.38%, 5/15/2025	750,000	768,064
5.75%, 1/15/2027(a)	500,000	511,999

		2,822,132

Leisure Products - 0.1%
Vista Outdoor, Inc. 5.88%, 10/1/2023	75,000	73,854

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 5.50%, 4/1/2026(a)	100,000	106,607

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Machinery - 2.2%
Apex Tool Group LLC 9.00%, 2/15/2023(a)	180,000	166,575
BCD Acquisition, Inc. 9.63%, 9/15/2023(a)	250,000	260,310
Cleaver-Brooks, Inc. 7.88%, 3/1/2023(a)	100,000	99,709
Cloud Crane LLC 10.13%, 8/1/2024(a)	310,000	330,989
Colfax Corp. 6.38%, 2/15/2026(a)	100,000	107,500
EnPro Industries, Inc. 5.75%, 10/15/2026	100,000	105,785
Granite US Holdings Corp. 11.00%, 10/1/2027(a)	150,000	157,552
Grinding Media, Inc. 7.38%, 12/15/2023(a)	300,000	308,583
JPW Industries Holding Corp. 9.00%, 10/1/2024(a)	100,000	99,708
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026(a)	100,000	106,737
Mueller Water Products, Inc. 5.50%, 6/15/2026(a)	100,000	105,035
Navistar International Corp. 6.63%, 11/1/2025(a)	200,000	209,583
RBS Global, Inc. 4.88%, 12/15/2025(a)	100,000	102,484
SPX FLOW, Inc. 5.88%, 8/15/2026(a)	100,000	106,035
Stevens Holding Co., Inc. 6.13%, 10/1/2026(a)	100,000	109,785
Terex Corp. 5.63%, 2/1/2025(a)	200,000	206,250
Titan Acquisition Ltd. 7.75%, 4/15/2026(a)	430,000	419,756
Wabash National Corp. 5.50%, 10/1/2025(a)	100,000	99,291
Werner FinCo. LP 8.75%, 7/15/2025(a)	150,000	147,437

		3,249,104

Marine - 0.2%
Stena AB 7.00%, 2/1/2024(a)	310,000	319,041

Media - 9.1%
AMC Networks, Inc. 5.00%, 4/1/2024	250,000	255,625
4.75%, 8/1/2025	350,000	354,083
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024(a)	85,000	92,721
CSC Holdings LLC 7.50%, 4/1/2028(a)	400,000	456,009
5.75%, 1/15/2030(a)	450,000	484,322
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026(a)	100,000	105,312
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	400,000	399,190

Investments	Principal Amount ($)	Value ($)
6.63%, 8/15/2027(a)	550,000	515,268
DISH DBS Corp. 5.88%, 7/15/2022	250,000	262,945
5.00%, 3/15/2023	875,000	890,321
5.88%, 11/15/2024	250,000	253,504
7.75%, 7/1/2026	1,150,000	1,209,627
EW Scripps Co. (The) 5.13%, 5/15/2025(a)	100,000	102,791
GCI LLC 6.63%, 6/15/2024(a)	100,000	108,042
Getty Images, Inc. 9.75%, 3/1/2027(a)	150,000	151,177
Gray Television, Inc. 7.00%, 5/15/2027(a)	200,000	218,130
iHeartCommunications, Inc. 6.38%, 5/1/2026	100,000	108,187
8.38%, 5/1/2027	1,100,000	1,198,274
5.25%, 8/15/2027(a)	200,000	208,870
Lamar Media Corp. 5.38%, 1/15/2024	300,000	305,197
McGraw-Hill Global Education Holdings LLC 7.88%, 5/15/2024(a)	235,000	207,485
Meredith Corp. 6.88%, 2/1/2026	410,000	423,101
National CineMedia LLC 5.88%, 4/15/2028(a)	300,000	314,146
Outfront Media Capital LLC 4.63%, 3/15/2030(a)	290,000	299,236
Quebecor Media, Inc. 5.75%, 1/15/2023	400,000	430,834
Radiate Holdco LLC 6.63%, 2/15/2025(a)	140,000	141,808
Sirius XM Radio, Inc. 5.38%, 4/15/2025(a)	825,000	852,584
5.38%, 7/15/2026(a)	200,000	211,461
5.00%, 8/1/2027(a)	100,000	105,185
TEGNA, Inc. 5.00%, 9/15/2029(a)	150,000	152,063
Terrier Media Buyer, Inc. 8.88%, 12/15/2027(a)	750,000	774,375
Univision Communications, Inc. 5.13%, 5/15/2023(a)	285,000	285,713
5.13%, 2/15/2025(a)	540,000	540,000
UPC Holding BV 5.50%, 1/15/2028(a)	310,000	322,973
Videotron Ltd. 5.00%, 7/15/2022	100,000	105,124
5.38%, 6/15/2024(a)	200,000	216,498
WMG Acquisition Corp. 4.88%, 11/1/2024(a)	200,000	206,583
Ziggo Bond Co. BV 6.00%, 1/15/2027(a)	215,000	226,297
Ziggo BV 5.50%, 1/15/2027(a)	170,000	180,515

		13,675,576

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Metals & Mining - 2.1%
Alcoa Nederland Holding BV 7.00%, 9/30/2026(a)	200,000	217,130
Allegheny Technologies, Inc. 7.88%, 8/15/2023(d)	150,000	164,593
Baffinland Iron Mines Corp. 8.75%, 7/15/2026(a)	300,000	311,805
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027(a)	645,000	596,206
Commercial Metals Co. 5.75%, 4/15/2026	230,000	242,621
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027(a)	305,000	309,758
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	100,000	103,232
Hudbay Minerals, Inc. 7.25%, 1/15/2023(a)	100,000	101,416
Infrabuild Australia Pty. Ltd. 12.00%, 10/1/2024(a)	200,000	203,417
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026(a)	150,000	157,927
Mineral Resources Ltd. 8.13%, 5/1/2027(a)	300,000	328,447
Northwest Acquisitions ULC 7.13%, 11/1/2022(a)	255,000	205,729
Warrior Met Coal, Inc. 8.00%, 11/1/2024(a)	210,000	218,006

		3,160,287

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust, Inc. 5.00%, 12/15/2021	128,000	131,488
4.75%, 3/15/2025	200,000	209,603

		341,091

Oil, Gas & Consumable Fuels - 10.3%
Alliance Resource Operating Partners LP 7.50%, 5/1/2025(a)	245,000	212,538
Antero Midstream Partners LP 5.38%, 9/15/2024	400,000	355,200
Antero Resources Corp. 5.13%, 12/1/2022	300,000	259,284
5.63%, 6/1/2023	350,000	252,875
Ascent Resources Utica Holdings LLC 10.00%, 4/1/2022(a)	250,000	245,623
7.00%, 11/1/2026(a)	200,000	142,570
Berry Petroleum Co. LLC 7.00%, 2/15/2026(a)	30,000	27,910
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	200,000	195,776
Bruin E&P Partners LLC 8.88%, 8/1/2023(a)	200,000	129,333
Calumet Specialty Products Partners LP 7.63%, 1/15/2022	30,000	30,047
7.75%, 4/15/2023	150,000	151,562
11.00%, 4/15/2025(a)	150,000	166,127
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	100,000	100,499

Investments	Principal Amount ($)	Value ($)
Cheniere Energy Partners LP 5.25%, 10/1/2025	350,000	361,372
Chesapeake Energy Corp. 7.00%, 10/1/2024	695,000	366,620
11.50%, 1/1/2025(a)	641,000	517,415
Citgo Holding, Inc. 9.25%, 8/1/2024(a)	350,000	375,375
CNX Resources Corp. 5.88%, 4/15/2022	150,000	148,500
7.25%, 3/14/2027(a)	365,000	302,339
Comstock Resources, Inc. 7.50%, 5/15/2025(a)	280,000	221,316
9.75%, 8/15/2026	450,000	367,818
CONSOL Energy, Inc. 11.00%, 11/15/2025(a)	125,000	87,239
Crestwood Midstream Partners LP 6.25%, 4/1/2023(d)	150,000	151,685
5.75%, 4/1/2025	100,000	101,779
CVR Energy, Inc. 5.75%, 2/15/2028(a)	150,000	147,225
DCP Midstream LP
Series A, 7.38%, 12/15/2022(b)(c)	250,000	236,686
Delek Logistics Partners LP 6.75%, 5/15/2025	100,000	100,791
Denbury Resources, Inc. 9.00%, 5/15/2021(a)	150,000	141,338
7.75%, 2/15/2024(a)	350,000	281,895
Energy Transfer Operating LP
Series A, 6.25%, 2/15/2023(b)(c)	310,000	295,041
Energy Ventures Gom LLC 11.00%, 2/15/2023(a)	100,000	100,541
EnLink Midstream LLC 5.38%, 6/1/2029	50,000	45,366
EnLink Midstream Partners LP
Series C, 6.00%, 12/15/2022(b)(c)	50,000	35,047
5.45%, 6/1/2047	50,000	39,630
EQT Corp. 7.00%, 2/1/2030	120,000	105,818
Extraction Oil & Gas, Inc. 7.38%, 5/15/2024(a)	200,000	99,583
Genesis Energy LP 6.00%, 5/15/2023	100,000	100,761
6.50%, 10/1/2025	350,000	342,122
6.25%, 5/15/2026	250,000	239,432
Global Partners LP 7.00%, 6/15/2023	100,000	102,791
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	200,000	187,150
Gulfport Energy Corp. 6.00%, 10/15/2024	100,000	55,370
6.38%, 1/15/2026	960,000	465,266
Hilcorp Energy I LP 5.00%, 12/1/2024(a)	300,000	273,874
6.25%, 11/1/2028(a)	60,000	53,571

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Holly Energy Partners LP
6.00%, 8/1/2024(a)	100,000	104,769
Indigo Natural Resources LLC
6.88%, 2/15/2026(a)	110,000	100,928
Ithaca Energy North Sea plc
9.38%, 7/15/2024(a)	200,000	208,498
Jonah Energy LLC
7.25%, 10/15/2025(a)	110,000	30,525
Laredo Petroleum, Inc.
9.50%, 1/15/2025	195,000	177,694
Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a)	200,000	207,069
MEG Energy Corp.
7.00%, 3/31/2024(a)	370,000	373,546
Montage Resources Corp.
8.88%, 7/15/2023	210,000	176,660
Moss Creek Resources Holdings, Inc.
10.50%, 5/15/2027(a)	300,000	240,854
Natural Resource Partners LP
9.13%, 6/30/2025(a)	150,000	136,187
Neptune Energy Bondco plc
6.63%, 5/15/2025(a)	200,000	197,498
NGL Energy Partners LP
7.50%, 11/1/2023	30,000	29,990
6.13%, 3/1/2025	200,000	189,583
7.50%, 4/15/2026(a)	300,000	291,712
Oasis Petroleum, Inc.
6.88%, 3/15/2022	250,000	240,625
6.25%, 5/1/2026(a)	100,000	76,565
Par Petroleum LLC
7.75%, 12/15/2025(a)	100,000	103,792
Parkland Fuel Corp.
6.00%, 4/1/2026(a)	100,000	105,435
5.88%, 7/15/2027(a)	200,000	212,310
PBF Holding Co. LLC
6.00%, 2/15/2028(a)	150,000	153,765
PBF Logistics LP
6.88%, 5/15/2023	100,000	102,999
Peabody Energy Corp.
6.38%, 3/31/2025(a)	125,000	104,063
Plains All American Pipeline LP
Series B, 6.13%, 11/15/2022(b)(c)	200,000	185,609
Range Resources Corp.
5.00%, 3/15/2023	150,000	129,377
4.88%, 5/15/2025	200,000	156,500
Rockpoint Gas Storage Canada Ltd.
7.00%, 3/31/2023(a)	100,000	97,979
Ruby Pipeline LLC
6.50%, 4/1/2022(a)(d)	146,970	154,220
SM Energy Co.
6.75%, 9/15/2026	200,000	182,180
Southwestern Energy Co.
6.20%, 1/23/2025(d)	205,000	171,173
7.75%, 10/1/2027	55,000	46,064
Summit Midstream Holdings LLC
5.50%, 8/15/2022	100,000	88,219

Investments	Principal Amount ($)	Value ($)
5.75%, 4/15/2025	300,000	231,625
Sunoco LP
4.88%, 1/15/2023	200,000	205,833
6.00%, 4/15/2027	200,000	211,459
Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)	250,000	253,128
TerraForm Power Operating LLC
4.75%, 1/15/2030(a)	200,000	211,122
Vine Oil & Gas LP
9.75%, 4/15/2023(a)	150,000	80,250
W&T Offshore, Inc.
9.75%, 11/1/2023(a)	200,000	189,858
Whiting Petroleum Corp.
5.75%, 3/15/2021	200,000	187,450
6.25%, 4/1/2023	200,000	140,500
6.63%, 1/15/2026	450,000	253,980

		15,461,693

Paper & Forest Products - 0.4%
Boise Cascade Co.
5.63%, 9/1/2024(a)	100,000	104,041
Louisiana-Pacific Corp.
4.88%, 9/15/2024	100,000	103,417
Mercer International, Inc.
7.38%, 1/15/2025	100,000	106,083
Norbord, Inc.
5.75%, 7/15/2027(a)	200,000	210,570
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/2026(a)	100,000	107,785

		631,896

Personal Products - 0.4%
Avon Products, Inc.
7.00%, 3/15/2023(d)	210,000	231,066
Prestige Brands, Inc.
6.38%, 3/1/2024(a)	140,000	144,667
Revlon Consumer Products Corp.
5.75%, 2/15/2021(d)	210,000	185,272

		561,005

Pharmaceuticals - 2.5%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	700,000	800,170
8.50%, 1/31/2027(a)	850,000	963,135
Bausch Health Cos., Inc.
6.13%, 4/15/2025(a)	715,000	736,954
7.25%, 5/30/2029(a)	290,000	327,427
5.25%, 1/30/2030(a)	220,000	224,675
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(a)	100,000	103,035
Elanco Animal Health, Inc.
4.90%, 8/28/2028(d)	100,000	115,009
Endo Finance LLC
5.38%, 1/15/2023(a)(d)	440,000	329,083
HLF Financing Sarl LLC
7.25%, 8/15/2026(a)	200,000	208,750

		3,808,238

Professional Services - 0.4%
ASGN, Inc.
4.63%, 5/15/2028(a)	100,000	102,185

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Dun & Bradstreet Corp. (The)
10.25%, 2/15/2027(a)	425,000	487,964

		590,149

Real Estate Management & Development - 1.1%
Five Point Operating Co. LP
7.88%, 11/15/2025(a)	310,000	321,622
Forestar Group, Inc.
8.00%, 4/15/2024(a)	150,000	163,937
Greystar Real Estate Partners LLC
5.75%, 12/1/2025(a)	100,000	103,636
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	200,000	206,498
Hunt Cos., Inc.
6.25%, 2/15/2026(a)	330,000	320,159
Realogy Group LLC
4.88%, 6/1/2023(a)	260,000	258,700
WeWork Cos., Inc.
7.88%, 5/1/2025(a)	400,000	310,996

		1,685,548

Road & Rail - 1.6%
Algeco Global Finance plc
8.00%, 2/15/2023(a)	310,000	309,997
Capitol Investment Merger Sub 2 LLC
10.00%, 8/1/2024(a)	250,000	260,416
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/2023(a)	160,000	156,067
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	1,150,000	1,226,219
7.50%, 9/15/2027(a)	400,000	422,886

		2,375,585

Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.
6.63%, 9/15/2027(a)	150,000	163,215
Entegris, Inc.
4.63%, 2/10/2026(a)	100,000	103,435
Qorvo, Inc.
5.50%, 7/15/2026	200,000	211,875

		478,525

Software - 2.7%
ACI Worldwide, Inc.
5.75%, 8/15/2026(a)	200,000	214,650
Ascend Learning LLC
6.88%, 8/1/2025(a)	200,000	209,583
Blackboard, Inc.
10.38%, 11/15/2024(a)	150,000	151,125
Castle US Holding Corp.
9.50%, 2/15/2028(a)(f)	100,000	100,000
CDK Global, Inc.
5.88%, 6/15/2026	150,000	159,652
4.88%, 6/1/2027	150,000	157,692
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	280,000	285,872
Granite Merger Sub 2, Inc.
11.00%, 7/15/2027(a)	100,000	110,285
j2 Cloud Services LLC
6.00%, 7/15/2025(a)	80,000	84,567

Investments	Principal Amount ($)	Value ($)
NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	450,000	459,668
Nuance Communications, Inc.
5.63%, 12/15/2026	200,000	213,214
Open Text Corp.
5.88%, 6/1/2026(a)	500,000	529,050
Solera LLC
10.50%, 3/1/2024(a)	342,000	362,806
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	500,000	529,837
Veritas US, Inc.
10.50%, 2/1/2024(a)	540,000	497,024

		4,065,025

Specialty Retail - 3.7%
AAG FH LP
9.75%, 7/15/2024(a)	100,000	92,500
Bed Bath & Beyond, Inc.
5.17%, 8/1/2044	50,000	37,038
eG Global Finance plc
6.75%, 2/7/2025(a)	500,000	507,293
Guitar Center, Inc.
9.50%, 10/15/2021(a)	310,000	306,977
J. Crew Brand LLC
13.00%, 9/15/2021(a)	30,000	31,275
L Brands, Inc.
5.25%, 2/1/2028	150,000	149,153
6.88%, 11/1/2035	100,000	100,427
Michaels Stores, Inc.
8.00%, 7/15/2027(a)	100,000	89,560
Party City Holdings, Inc.
6.13%, 8/15/2023(a)	300,000	259,875
6.63%, 8/1/2026(a)	200,000	144,000
Penske Automotive Group, Inc.
5.50%, 5/15/2026	110,000	114,059
PetSmart, Inc.
7.13%, 3/15/2023(a)	200,000	199,750
5.88%, 6/1/2025(a)	34,000	34,972
8.88%, 6/1/2025(a)	1,200,000	1,236,000
Sally Holdings LLC
5.63%, 12/1/2025	300,000	311,125
Sonic Automotive, Inc.
6.13%, 3/15/2027	100,000	106,535
SRS Distribution, Inc.
8.25%, 7/1/2026(a)	150,000	156,427
Staples, Inc.
7.50%, 4/15/2026(a)	1,215,000	1,246,923
10.75%, 4/15/2027(a)	500,000	509,075

		5,632,964

Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp.
6.13%, 9/1/2029(a)	200,000	218,600
Western Digital Corp.
4.75%, 2/15/2026	130,000	139,019
Xerox Corp.
4.12%, 3/15/2023(d)	125,000	129,686
3.80%, 5/15/2024	50,000	50,896

		538,201

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Textiles, Apparel & Luxury Goods - 0.3%
Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	400,000	325,166
William Carter Co. (The)
5.63%, 3/15/2027(a)	100,000	106,718

		431,884

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP REIT,
4.25%, 2/1/2027(a)	100,000	99,926
Provident Funding Associates LP
6.38%, 6/15/2025(a)	180,000	178,725

		278,651

Tobacco - 0.5%
Vector Group Ltd.
6.13%, 2/1/2025(a)	470,000	468,820
10.50%, 11/1/2026(a)	325,000	339,414

		808,234

Trading Companies & Distributors - 0.9%
Ahern Rentals, Inc.
7.38%, 5/15/2023(a)	335,000	266,464
Flexi-Van Leasing, Inc.
10.00%, 2/15/2023(a)	100,000	107,550
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/1/2025(a)	300,000	319,376
HD Supply, Inc.
5.38%, 10/15/2026(a)	100,000	106,232
United Rentals North America, Inc.
6.50%, 12/15/2026	500,000	544,050

		1,343,672

Wireless Telecommunication Services - 3.8%
C&W Senior Financing DAC
7.50%, 10/15/2026(a)	100,000	108,132
6.88%, 9/15/2027(a)	400,000	430,429
Connect Finco SARL
6.75%, 10/1/2026(a)	1,200,000	1,272,000
Hughes Satellite Systems Corp.
6.63%, 8/1/2026	255,000	282,820
Sprint Communications, Inc.
6.00%, 11/15/2022	400,000	413,712
Sprint Corp.
7.25%, 9/15/2021	350,000	367,699
7.88%, 9/15/2023	700,000	745,133
7.13%, 6/15/2024	250,000	258,734
7.63%, 2/15/2025	300,000	313,875
T-Mobile USA, Inc.
4.50%, 2/1/2026	360,000	370,901
4.75%, 2/1/2028	850,000	905,760

Investments	Principal Amount ($)	Value ($)
Vodafone Group plc
7.00%, 4/4/2079(c)	200,000	235,948

		5,705,143

TOTAL CORPORATE BONDS (Cost $146,739,777)		148,270,218

Total Investments - 98.6% (Cost $146,739,777)		148,270,218
Other Assets Less Liabilities - 1.4%		2,173,655

Net Assets - 100.0%		150,443,873

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Perpetual security. The rate reflected was the rate in effect on January 31, 2020. The maturity date reflects the next call date.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(f)

Security fair valued as of January 31, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2020 amounted to $100,000, which represents approximately 0.07% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 86.3%

Aerospace & Defense - 1.8%
Boeing Co. (The) 2.30%, 8/1/2021	580,000	583,758
8.75%, 8/15/2021	827,000	912,514
General Dynamics Corp. 2.88%, 5/11/2020	800,000	802,523
Northrop Grumman Corp. 2.08%, 10/15/2020	1,000,000	1,002,283
3.50%, 3/15/2021	204,000	208,015
Precision Castparts Corp. 2.25%, 6/15/2020	1,000,000	1,001,664
United Technologies Corp. 1.95%, 11/1/2021	828,000	831,338

		5,342,095

Airlines - 0.9%
Southwest Airlines Co. 2.65%, 11/5/2020	2,560,000	2,574,596

Application Software - 1.3%
Adobe, Inc. 4.75%, 2/1/2020	2,200,000	2,200,000
Autodesk, Inc. 3.13%, 6/15/2020	1,538,000	1,543,183

		3,743,183

Asset Management & Custody Banks - 1.2%
Ameriprise Financial, Inc. 3.00%, 3/22/2022	900,000	922,897
Bank of New York Mellon (The)
(ICE LIBOR USD 3 Month + 0.28%), 2.18%, 6/4/2021(a)	2,700,000	2,702,761

		3,625,658

Automobile Manufacturers - 3.5%
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.39%), 2.29%, 5/4/2020(a)(b)	2,600,000	2,601,915
(ICE LIBOR USD 3 Month + 0.53%), 2.42%, 5/5/2020(a)(b)	92,000	92,106
(ICE LIBOR USD 3 Month + 0.45%), 2.35%, 2/22/2021(a)(b)	1,650,000	1,653,983
Hyundai Capital America 2.85%, 11/1/2022(b)	670,000	682,466
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.56%, 9/21/2021(a)(b)	762,000	764,661
Toyota Motor Corp. 2.16%, 7/2/2022	1,000,000	1,013,416

Investments	Principal Amount ($)	Value ($)
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 2.67%, 11/13/2020(a)(b)	3,500,000	3,516,203

		10,324,750

Automotive Retail - 1.0%
AutoZone, Inc. 4.00%, 11/15/2020	900,000	909,951
3.70%, 4/15/2022	2,000,000	2,072,899

		2,982,850

Biotechnology - 1.5%
AbbVie, Inc. 2.50%, 5/14/2020	650,000	650,821
Gilead Sciences, Inc. 2.35%, 2/1/2020	3,730,000	3,730,000

		4,380,821

Broadcasting - 0.3%
Fox Corp. 3.67%, 1/25/2022(b)	800,000	827,333

Cable & Satellite - 1.2%
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.33%), 2.24%, 10/1/2020(a)	3,395,000	3,402,066

Consumer Finance - 8.4%
AerCap Ireland Capital DAC 4.45%, 12/16/2021	1,000,000	1,042,767
American Express Co. 3.00%, 2/22/2021	520,000	526,578
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 5/17/2021(a)	62,000	62,277
American Express Credit Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.34%, 3/3/2020(a)	913,000	913,000
2.38%, 5/26/2020	10,000	10,013
(ICE LIBOR USD 3 Month + 0.73%), 2.65%, 5/26/2020(a)	975,000	976,659
Series F, (ICE LIBOR USD 3 Month + 1.05%), 2.94%, 9/14/2020(a)	1,750,000	1,759,488
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.24%, 6/11/2021(a)	1,200,000	1,204,363
(ICE LIBOR USD 3 Month + 0.37%), 2.05%, 5/10/2023(a)	2,500,000	2,500,442
Capital One Financial Corp. 2.50%, 5/12/2020	725,000	725,959

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 0.95%), 2.84%, 3/9/2022(a)	235,000	237,778
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.23%), 2.12%, 3/15/2021(a)	160,000	160,319
Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.29%, 5/17/2021(a)	1,000,000	1,003,686
(ICE LIBOR USD 3 Month + 0.28%), 2.17%, 9/7/2021(a)	2,091,000	2,096,785
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.93%), 2.78%, 4/13/2020(a)	1,520,000	1,522,471
2.45%, 11/6/2020	751,000	753,787
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.30%), 2.19%, 3/13/2020(a)	228,000	228,110
(ICE LIBOR USD 3 Month + 0.29%), 2.22%, 6/22/2020(a)	596,000	596,698
(ICE LIBOR USD 3 Month + 0.17%), 2.05%, 10/9/2020(a)	690,000	690,638
(ICE LIBOR USD 3 Month + 0.26%), 2.15%, 9/10/2021(a)	1,554,000	1,556,531
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.26%), 2.16%, 5/10/2021(a)	1,664,000	1,665,453
2.00%, 9/26/2022	650,000	656,594
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.26%), 2.10%, 4/17/2020(a)	776,000	776,561
(ICE LIBOR USD 3 Month + 0.15%), 2.03%, 10/9/2020(a)	1,900,000	1,901,774
(ICE LIBOR USD 3 Month + 0.29%), 2.16%, 10/7/2021(a)	1,200,000	1,203,324

		24,772,055

Data Processing & Outsourced Services - 1.0%
Fiserv, Inc. 2.70%, 6/1/2020	2,050,000	2,054,191
PayPal Holdings, Inc. 2.20%, 9/26/2022	900,000	910,261

		2,964,452

Investments	Principal Amount ($)	Value ($)
Diversified Banks - 21.0%
Australia & New Zealand Banking Group Ltd.
(ICE LIBOR USD 3 Month + 0.46%), 2.36%, 5/17/2021(a)(b)	1,000,000	1,004,707
2.05%, 11/21/2022	1,900,000	1,919,115
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.19%, 1/23/2022(a)	1,742,000	1,744,784
Bank of Montreal 2.90%, 3/26/2022	1,500,000	1,537,050
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 0.29%), 2.16%, 1/8/2021(a)	670,000	671,182
(ICE LIBOR USD 3 Month + 0.42%), 2.21%, 1/25/2021(a)	1,000,000	1,003,183
Banque Federative du Credit Mutuel SA 2.13%, 11/21/2022(b)	1,400,000	1,411,591
Barclays Bank plc
(ICE LIBOR USD 3 Month + 0.65%), 2.54%, 8/7/2020(a)	144,000	144,411
BNP Paribas SA 2.38%, 5/21/2020	710,000	711,484
5.00%, 1/15/2021	1,000,000	1,030,848
2.95%, 5/23/2022(b)	600,000	614,365
Canadian Imperial Bank of Commerce
(SOFR + 0.80%), 2.33%, 3/17/2023(a)	2,400,000	2,416,819
Citibank NA
(SOFR + 0.60%), 2.13%, 3/13/2021(a)	1,000,000	1,002,007
(ICE LIBOR USD 3 Month + 0.57%), 2.38%, 7/23/2021(a)	900,000	905,895
3.16%, 2/19/2022(c)	2,000,000	2,028,341
Citigroup, Inc. 2.65%, 10/26/2020	560,000	563,777
Cooperatieve Rabobank UA 2.50%, 1/19/2021	1,130,000	1,139,044
(ICE LIBOR USD 3 Month + 0.43%), 2.22%, 4/26/2021(a)	1,020,000	1,023,680
DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.49%), 2.37%, 6/8/2020(a)(b)	100,000	100,103
2.85%, 4/16/2022(b)	1,200,000	1,223,878
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 5/18/2021(a)	1,605,000	1,607,137
(ICE LIBOR USD 3 Month + 0.65%), 2.54%, 9/11/2021(a)	2,000,000	2,006,029

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.68%), 2.59%, 6/1/2021(a)	504,000	505,068
2.40%, 6/7/2021	1,055,000	1,065,036
JPMorgan Chase Bank NA
(ICE LIBOR USD 3 Month + 0.29%), 2.20%, 2/1/2021(a)	1,105,000	1,105,000
(ICE LIBOR USD 3 Month + 0.37%), 2.27%, 2/19/2021(a)	500,000	500,200
Lloyds Bank plc
(ICE LIBOR USD 3 Month + 0.49%), 2.38%, 5/7/2021(a)	1,038,000	1,042,291
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.44%, 7/26/2021(a)	695,000	699,152
3.22%, 3/7/2022	1,200,000	1,234,953
2.62%, 7/18/2022	1,600,000	1,631,681
National Australia Bank Ltd.
(ICE LIBOR USD 3 Month + 0.71%), 2.61%, 11/4/2021(a)(b)	2,000,000	2,019,354
(ICE LIBOR USD 3 Month + 0.41%), 2.25%, 12/13/2022(a)(b)	1,000,000	1,002,916
Royal Bank of Canada
(ICE LIBOR USD 3 Month + 0.36%), 2.20%, 1/17/2023(a)	1,000,000	1,002,096
Santander UK plc 2.38%, 3/16/2020	625,000	625,511
(ICE LIBOR USD 3 Month + 0.62%), 2.53%, 6/1/2021(a)	672,000	675,599
Skandinaviska Enskilda Banken AB
(ICE LIBOR USD 3 Month + 0.43%), 2.33%, 5/17/2021(a)(b)	1,110,000	1,113,592
2.20%, 12/12/2022(b)	600,000	605,043
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	941,000	945,794
Svenska Handelsbanken AB
(ICE LIBOR USD 3 Month + 0.47%), 2.38%, 5/24/2021(a)	2,250,000	2,260,353
3.35%, 5/24/2021	1,705,000	1,742,708
Toronto-Dominion Bank (The)
(ICE LIBOR USD 3 Month + 0.26%), 2.16%, 9/17/2020(a)	251,000	251,426
(ICE LIBOR USD 3 Month + 0.27%), 2.17%, 3/17/2021(a)	1,125,000	1,127,657

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 0.43%), 2.32%, 6/11/2021(a)	1,000,000	1,004,980
(ICE LIBOR USD 3 Month + 0.30%), 2.07%, 7/30/2021(a)	2,300,000	2,303,434
US Bank NA
(ICE LIBOR USD 3 Month + 0.31%), 2.21%, 2/4/2021(a)	2,500,000	2,505,560
(ICE LIBOR USD 3 Month + 0.18%), 2.00%, 1/21/2022(a)	2,000,000	2,002,726
Wells Fargo Bank NA
(SOFR + 0.48%), 2.06%, 3/25/2020(a)	500,000	500,077
(ICE LIBOR USD 3 Month + 0.38%), 2.27%, 5/21/2021(a)	900,000	900,945
(ICE LIBOR USD 3 Month + 0.50%), 2.31%, 7/23/2021(a)	2,400,000	2,404,684
Westpac Banking Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.32%, 3/6/2020(a)	273,000	273,154
2.30%, 5/26/2020	1,104,000	1,106,223
2.65%, 1/25/2021	105,000	106,012
2.00%, 1/13/2023	510,000	514,860
(ICE LIBOR USD 3 Month + 0.39%), 2.23%, 1/13/2023(a)	1,100,000	1,102,213

		61,689,728

Diversified Capital Markets - 2.5%
Credit Suisse AG 2.10%, 11/12/2021	700,000	704,867
(SOFR + 0.45%), 2.03%, 2/4/2022(a)	4,000,000	4,002,391
Macquarie Bank Ltd. 2.10%, 10/17/2022(b)	700,000	705,770
UBS Group AG
(ICE LIBOR USD 3 Month + 1.44%), 3.37%, 9/24/2020(a)(b)	2,000,000	2,016,820

		7,429,848

Electric Utilities - 1.6%
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.41%, 5/14/2021(a)(b)	1,000,000	1,004,770
3.55%, 9/15/2021	150,000	153,865
2.40%, 8/15/2022	250,000	253,771
Duke Energy Florida LLC
Series A, (ICE LIBOR USD 3 Month + 0.25%), 2.17%, 11/26/2021(a)	600,000	601,417

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Florida Power & Light Co.
(ICE LIBOR USD 3 Month + 0.40%), 2.31%, 5/6/2022(a)	1,000,000	1,000,076
NextEra Energy Capital Holdings, Inc. 2.40%, 9/1/2021	700,000	707,463
2.90%, 4/1/2022	1,000,000	1,023,821

		4,745,183

Environmental & Facilities Services - 0.7%
Waste Management, Inc. 4.75%, 6/30/2020	2,000,000	2,024,051

Financial Exchanges & Data - 0.5%
Moody’s Corp. 2.75%, 12/15/2021	1,500,000	1,527,934

Food Retail - 0.3%
Kroger Co. (The) 3.30%, 1/15/2021	800,000	811,923

Gas Utilities - 0.3%
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	750,000	755,192

General Merchandise Stores - 0.0%(d)
Dollar Tree, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 2.54%, 4/17/2020(a)	40,000	40,005

Health Care Distributors - 0.3%
McKesson Corp. 3.65%, 11/30/2020	762,000	773,181

Health Care Equipment - 0.7%
DH Europe Finance II Sarl 2.05%, 11/15/2022	2,000,000	2,016,026

Health Care Services - 0.3%
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.63%), 2.52%, 3/9/2020(a)	67,000	67,038
3.35%, 3/9/2021	662,000	673,549

		740,587

Home Improvement Retail - 0.2%
Home Depot, Inc. (The)
(ICE LIBOR USD 3 Month + 0.15%), 2.04%, 6/5/2020(a)	512,000	512,331
(ICE LIBOR USD 3 Month + 0.31%), 2.22%, 3/1/2022(a)	210,000	210,797

		723,128

Investments	Principal Amount ($)	Value ($)
Homebuilding - 0.1%
DR Horton, Inc. 2.55%, 12/1/2020	428,000	430,539

Hotels, Resorts & Cruise Lines - 1.0%
Marriott International, Inc.
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 2.51%, 12/1/2020(a)	816,000	818,352
Series N, 3.13%, 10/15/2021	2,000,000	2,038,542

		2,856,894

Household Products - 0.7%
Kimberly-Clark Corp. 2.15%, 8/15/2020	2,000,000	2,004,360

Hypermarkets & Super Centers - 0.6%
Walmart, Inc. 3.63%, 7/8/2020	1,648,000	1,662,639

Industrial Conglomerates - 0.5%
General Electric Co. 5.55%, 5/4/2020	1,000,000	1,008,756
Roper Technologies, Inc. 3.00%, 12/15/2020	585,000	590,364

		1,599,120

Insurance Brokers - 0.3%
Aon Corp. 2.20%, 11/15/2022	780,000	787,746

Integrated Oil & Gas - 1.4%
BP Capital Markets plc
(ICE LIBOR USD 3 Month + 0.25%), 2.16%, 11/24/2020(a)	2,100,000	2,104,486
Occidental Petroleum Corp. 2.60%, 8/13/2021	800,000	808,571
Total Capital International SA 2.22%, 7/12/2021	1,200,000	1,211,522

		4,124,579

Integrated Telecommunication Services - 1.7%
AT&T, Inc. 2.45%, 6/30/2020	985,000	986,348
(ICE LIBOR USD 3 Month + 0.95%), 2.78%, 7/15/2021(a)	2,386,000	2,411,852
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.45%, 5/22/2020(a)	1,414,000	1,416,085
(ICE LIBOR USD 3 Month + 1.00%), 2.89%, 3/16/2022(a)	320,000	325,313

		5,139,598

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Internet & Direct Marketing Retail - 0.4%
eBay, Inc. 2.88%, 8/1/2021	1,050,000	1,063,343

Investment Banking & Brokerage - 3.2%
Charles Schwab Corp. (The) 4.45%, 7/22/2020	1,500,000	1,519,664
(ICE LIBOR USD 3 Month + 0.32%), 2.21%, 5/21/2021(a)	515,000	516,117
3.25%, 5/21/2021	590,000	602,093
Goldman Sachs Bank USA 3.20%, 6/5/2020	108,000	108,560
Goldman Sachs Group, Inc. (The) 5.38%, 3/15/2020	1,455,000	1,461,046
(ICE LIBOR USD 3 Month + 1.16%), 2.97%, 4/23/2020(a)	1,000,000	1,001,535
2.63%, 4/25/2021	180,000	181,775
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.55%), 2.45%, 2/10/2021(a)	1,104,000	1,104,130
(ICE LIBOR USD 3 Month + 1.40%), 3.22%, 4/21/2021(a)	1,500,000	1,523,234
5.50%, 7/28/2021	100,000	105,533
(SOFR + 0.70%), 2.24%, 1/20/2023(a)	1,200,000	1,204,218

		9,327,905

IT Consulting & Other Services - 0.0%(d)
IBM Credit LLC
(ICE LIBOR USD 3 Month + 0.47%), 2.39%, 11/30/2020(a)	110,000	110,403

Life & Health Insurance - 1.6%
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.30%), 2.13%, 10/15/2020(a)(b)	1,145,000	1,147,093
(ICE LIBOR USD 3 Month + 0.48%), 2.37%, 6/11/2021(a)(b)	500,000	502,719
Prudential Financial, Inc. 4.50%, 11/15/2020	3,000,000	3,066,035

		4,715,847

Managed Health Care - 2.0%
Cigna Corp. 3.20%, 9/17/2020	1,380,000	1,391,884
4.75%, 11/15/2021(b)	500,000	525,643
UnitedHealth Group, Inc.
(ICE LIBOR USD 3 Month + 0.07%), 1.90%, 10/15/2020(a)	3,000,000	3,000,834
2.88%, 12/15/2021	1,020,000	1,043,005

		5,961,366

Investments	Principal Amount ($)	Value ($)
Movies & Entertainment - 0.1%
Walt Disney Co. (The)
(ICE LIBOR USD 3 Month + 0.25%), 2.16%, 9/1/2021(a)	300,000	301,059

Multi-line Insurance - 1.6%
Metropolitan Life Global Funding I
(SOFR + 0.57%), 2.15%, 9/7/2020(a)(b)	1,170,000	1,172,631
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.28%), 2.08%, 1/28/2021(a)(b)	2,000,000	2,004,605
(ICE LIBOR USD 3 Month + 0.28%), 2.10%, 1/21/2022(a)(b)	1,600,000	1,605,659

		4,782,895

Multi-Utilities - 0.1%
DTE Energy Co.
Series B, 3.30%, 6/15/2022	175,000	180,279

Oil & Gas Equipment & Services - 0.0%(d)
Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(b)	25,000	25,089

Oil & Gas Exploration & Production - 0.4%
Apache Corp. 3.63%, 2/1/2021	790,000	799,338
EQT Corp. 2.50%, 10/1/2020	445,000	446,137

		1,245,475

Oil & Gas Storage & Transportation - 0.4%
Energy Transfer Operating LP 4.15%, 10/1/2020	720,000	727,837
4.65%, 6/1/2021	440,000	451,793

		1,179,630

Other Diversified Financial Services - 0.5%
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	1,000,000	1,003,566
Kreditanstalt fuer Wiederaufbau 2.38%, 3/24/2021	535,211	540,705
Siemens Financieringsmaatschappij NV
(ICE LIBOR USD 3 Month + 0.34%), 2.23%, 3/16/2020(a)(b)	45,000	45,026

		1,589,297

Packaged Foods & Meats - 2.9%
JM Smucker Co. (The) 2.50%, 3/15/2020	2,610,000	2,611,895
Mondelez International Holdings Netherlands BV 2.13%, 9/19/2022(b)	1,360,000	1,371,172
Tyson Foods, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 2.46%, 6/2/2020(a)	1,717,000	1,719,499
2.25%, 8/23/2021	1,710,000	1,723,375

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Unilever Capital Corp. 2.10%, 7/30/2020	1,000,000	1,002,383

		8,428,324

Paper Products - 0.3%
Georgia-Pacific LLC 5.40%, 11/1/2020(b)	1,000,000	1,026,411

Pharmaceuticals - 0.4%
GlaxoSmithKline Capital plc
(ICE LIBOR USD 3 Month + 0.35%), 2.26%, 5/14/2021(a)	1,120,000	1,124,291

Property & Casualty Insurance - 0.4%
Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.43%), 2.39%, 3/29/2021(a)	1,290,000	1,294,223

Railroads - 0.3%
Canadian National Railway Co. 2.40%, 2/3/2020	1,000,000	1,000,000

Regional Banks - 8.7%
ABN AMRO Bank NV
(ICE LIBOR USD 3 Month + 0.57%), 2.49%, 8/27/2021(a)(b)	1,100,000	1,106,853
Bank of America NA
(ICE LIBOR USD 3 Month + 0.32%), 2.11%, 7/26/2021(a)	4,000,000	4,003,242
Capital One Bank USA NA 2.01%, 1/27/2023(c)	3,150,000	3,161,029
Capital One NA 2.15%, 9/6/2022	500,000	504,118
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.72%), 2.63%, 2/14/2022(a)	2,000,000	2,016,225
Discover Bank 3.10%, 6/4/2020	2,500,000	2,508,216
Fifth Third Bancorp 2.88%, 7/27/2020	1,000,000	1,004,447
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.25%), 2.02%, 10/30/2020(a)	1,500,000	1,501,777
2.25%, 6/14/2021	460,000	463,468
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.36%), 2.26%, 5/19/2020(a)	900,000	900,906
(ICE LIBOR USD 3 Month + 0.35%), 2.24%, 3/12/2021(a)	3,000,000	3,001,965

Investments	Principal Amount ($)	Value ($)
Truist Bank
(ICE LIBOR USD 3 Month + 0.59%), 2.49%, 5/17/2022(a)	3,000,000	3,019,992
Truist Financial Corp. 3.05%, 6/20/2022	2,268,000	2,335,146

		25,527,384

Residential REITs - 0.4%
American Campus Communities Operating Partnership LP REIT, 3.75%, 4/15/2023	985,000	1,038,945

Restaurants - 0.0%(d)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 2.23%, 10/28/2021(a)	25,000	25,124

Semiconductors - 1.0%
Intel Corp. 2.45%, 7/29/2020	3,000,000	3,011,807

Specialized REITs - 0.3%
American Tower Corp. REIT, 3.30%, 2/15/2021	1,000,000	1,013,858

Specialty Chemicals - 1.0%
Albemarle Corp.
(ICE LIBOR USD 3 Month + 1.05%), 2.94%, 11/15/2022(a)(b)	490,000	491,073
DuPont de Nemours, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 2.62%, 11/15/2020(a)	2,072,000	2,082,763
3.77%, 11/15/2020	200,000	203,015
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	170,000	171,484

		2,948,335

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.40%, 2/9/2022(a)	332,000	334,960
Dell International LLC 4.42%, 6/15/2021(b)	1,650,000	1,700,521
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020(e)	2,440,000	2,467,528
(ICE LIBOR USD 3 Month + 0.68%), 2.57%, 3/12/2021(a)	1,370,000	1,376,662
3.50%, 10/5/2021	400,000	410,938

		6,290,609

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors - 0.6%
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.67%), 2.58%, 6/3/2021(a)	500,000	502,352
3.75%, 2/1/2022	1,000,000	1,032,210
GATX Corp. 2.60%, 3/30/2020	250,000	250,070

		1,784,632

Trucking - 0.8%
Penske Truck Leasing Co. LP 3.65%, 7/29/2021(b)	1,200,000	1,230,368
Ryder System, Inc. 2.88%, 6/1/2022	1,200,000	1,227,836

		2,458,204

TOTAL CORPORATE BONDS (Cost $253,044,548)		254,276,855

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 7.8%
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	885,758
Barclays Dryrock Issuance Trust Series 2019-1, Class A, 1.96%, 5/15/2025	700,000	706,424
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2, 1.72%, 8/15/2024	900,000	905,654
CarMax Auto Owner Trust Series 2019-1, Class A2A, 3.02%, 7/15/2022	304,869	306,324
CNH Equipment Trust Series 2018-A, Class A2, 2.78%, 8/16/2021	43,317	43,384
Dell Equipment Finance Trust Series 2019-1, Class A2, 2.78%, 8/23/2021(b)	894,241	899,479
Discover Card Execution Note Trust Series 2019-A3, Class A, 1.89%, 10/15/2024	2,800,000	2,830,606
Drive Auto Receivables Trust Series 2019-2, Class A2A, 2.93%, 3/15/2022	232,239	232,445
Series 2019-4, Class A2A, 2.32%, 6/15/2022	1,000,000	1,001,817
Series 2019-3, Class A2A, 2.63%, 9/15/2022	1,070,658	1,073,212
Series 2020-1, Class A2, 1.99%, 12/15/2022	500,000	500,723
Enterprise Fleet Financing LLC Series 2019-2, Class A2, 2.29%, 2/20/2025(b)	1,200,000	1,210,478

Investments	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust A Series 2019-1, Class A, 2.84%, 3/15/2024	500,000	511,558
GM Financial Automobile Leasing Trust Series 2019-3, Class A2A, 2.09%, 10/20/2021	700,000	701,602
Hyundai Auto Receivables Trust Series 2017-A, Class A3, 1.76%, 8/16/2021	369,417	369,902
Nissan Auto Lease Trust Series 2019-B, Class A2A, 2.27%, 1/15/2021	2,000,000	2,009,716
Nissan Auto Receivables Owner Trust Series 2019-A, Class A2A, 2.82%, 1/18/2022	1,732,751	1,739,232
Santander Drive Auto Receivables Trust Series 2019-3, Class A2A, 2.28%, 2/15/2022	1,600,000	1,601,446
Synchrony Card Funding LLC Series 2019-A1, Class A, 2.95%, 3/15/2025	2,000,000	2,056,426
Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	1,500,000	1,510,078
World Financial Network Credit Card Master Trust Series 2019-B, Class A, 2.49%, 4/15/2026	1,000,000	1,019,694
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	1,012,098

TOTAL ASSET-BACKED SECURITIES (Cost $22,923,082)		23,128,056

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 3.7%
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 1.76%, 7/31/2021(a)	2,300,000	2,303,768
(US Treasury 3 Month Bill Money Market Yield + 0.30%), 1.84%, 10/31/2021(a)	7,000,000	7,021,894
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 1.69%, 1/31/2022(a)	1,500,000	1,500,640

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,801,246)		10,826,302

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.3%

Japan Bank for International Cooperation 1.75%, 1/23/2023	800,000	804,739
Svensk Exportkredit AB
(ICE LIBOR USD 3 Month + 0.05%), 1.94%, 12/14/2020(a)	3,000,000	3,001,374

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $3,797,461)		3,806,113

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%

Holmes Master Issuer plc
Series 2018-1A, Class A2, 2.19%, 10/15/2054(b)(f) (Cost $205,714)	205,714	205,773

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.2%

COMMERCIAL PAPER - 1.2%
Boeing Co. (The) 2.30%, 10/29/2020(g)(h)	2,000,000	1,965,940
McCormick & Co., Inc. 2.17%, 2/28/2020(g)(h)	1,000,000	998,569
VW Credit, Inc. 2.01%, 3/18/2020(g)(h)	500,000	498,834

TOTAL COMMERCIAL PAPER (Cost $3,463,235)		3,463,343

Total Investments - 100.4% (Cost $294,235,286)		295,706,442
Liabilities in excess of other assets - (0.4%)		(1,293,329)

Net Assets - 100.0%		294,413,113

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2020.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)	Represents less than 0.05% of net assets.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2020.

(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.

(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(h)	The rate shown was the current yield as of January 31, 2020.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2020:

Australia	3.3%
Canada	4.2
France	1.7
Germany	3.0
Ireland	0.4
Japan	2.1
Netherlands	1.1
Singapore	0.4
Sweden	3.0
Switzerland	2.3
United Kingdom	3.6
United States	75.3
Other[1]	(0.4)

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2020 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.7%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	150,550	7,985,172
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	24,220	1,452,192
FlexShares® Disciplined Duration MBS Index Fund(a)	119,904	2,839,926
FlexShares® Ready Access Variable Income Fund(a)	3,748	284,661
iShares 20+ Year Treasury Bond ETF	10,690	1,559,671
iShares 3-7 Year Treasury Bond ETF	8,944	1,145,369
iShares 7-10 Year Treasury Bond ETF	4,673	532,909
iShares Long-Term Corporate Bond ETF	34,714	2,403,944
iShares MBS ETF	78,310	8,524,827
iShares Short-Term Corporate Bond ETF	26,275	1,421,740

TOTAL EXCHANGE TRADED FUNDS (Cost $26,857,350)		28,150,411

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.6%

U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Bills 1.54%, 7/16/2020(b)(c) (Cost $163,839)	165,000	163,881

Total Investments - 99.3% (Cost $27,021,189)		28,314,292
Other Assets Less Liabilities - 0.7%		208,866

Net Assets - 100.0%		28,523,158

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of January 31, 2020.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended January 31, 2020, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2020, was as follows:

Security	Value October 31, 2019	Purchases at Cost	Sales Proceeds	Shares January 31, 2020	Value January 31, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$7,339,064	$574,590	$33,584	150,550	$7,985,172	$71,518	$55,725	$33,584
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1,318,985	96,544	20,027	24,220	1,452,192	56,660	11,460	30
FlexShares® Disciplined Duration MBS Index Fund	—	2,821,023	—	119,904	2,839,926	18,903	5,685	—
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	785,291	—	782,731	—	—	3,389	135	(5,949)
FlexShares® Ready Access Variable Income Fund	—	930,820	649,290	3,748	284,661	1,025	—	2,106

	$9,443,340	$4,422,977	$1,485,632	298,422	$12,561,951	$151,495	$73,005	$29,771

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of January 31, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
U.S. Treasury 10 Year Note	7	03/20/2020	USD	$921,594	$15,395
U.S. Treasury 2 Year Note	10	03/31/2020	USD	2,163,594	8,322

					$23,717

Abbreviations:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2020 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of January 31, 2020 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks*	$27,915,054	$—	$—	$27,915,054

Total Investments	$27,915,054	$—	$—	$27,915,054

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks*	$10,389,174	$—	$—	$10,389,174

Total Investments	$10,389,174	$—	$—	$10,389,174

Other Financial Instruments
Liabilities
Futures Contracts	$(1,138)	$—	$—	$(1,138)

Total Other Financial Instruments	$(1,138)	$—	$—	$(1,138)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Banks	$863,646	$13,740	$—	$877,386
Construction Materials	73,983	3,445	—	77,428
Health Care Providers & Services	132,603	13,900	—	146,503
Multiline Retail	123,470	1,035	—	124,505
Specialty Retail	72,326	1,311	—	73,637
Other*	3,606,600	—	—	3,606,600
Corporate Bonds*	—	1	—	1

Total Investments	$4,872,628	$33,432	$—	$4,906,060

Other Financial Instruments
Liabilities
Futures Contracts	$(4,072)	$—	$—	$(4,072)

Total Other Financial Instruments	$(4,072)	$—	$—	$(4,072)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,483,882,393	$—	$—	$1,483,882,393
Rights	—	—	6,522	6,522
Securities Lending Reinvestments
Bank Notes	—	3,000,000	—	3,000,000
Certificates of Deposit	—	22,002,770	—	22,002,770
Commercial Paper	—	5,500,458	—	5,500,458
Repurchase Agreements	—	55,761,623	—	55,761,623

Total Investments	$1,483,882,393	$86,264,851	$6,522	$1,570,153,766

Other Financial Instruments
Assets
Futures Contracts	$116,809	$—	$—	$116,809
Liabilities
Futures Contracts	(73,033)	—	—	(73,033)

Total Other Financial Instruments	$43,776	$—	$—	$43,776

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$21,578	$—	$—	$21,578
Common Stocks
Construction & Engineering	24,824,327	16,479	—	24,840,806
Electric Utilities	14,829,866	33,601	—	14,863,467
Health Care Providers & Services	5,085,775	35,367	—	5,121,142
Oil, Gas & Consumable Fuels	52,388,299	9,687	—	52,397,986
Pharmaceuticals	42,654,237	10	—	42,654,247
Other*	797,949,308	—	—	797,949,308
Rights	27,614	—	—	27,614
Securities Lending Reinvestments
Repurchase Agreements	—	8,045,158	—	8,045,158

Total Investments	$937,781,004	$8,140,302	$—	$945,921,306

Other Financial Instruments
Assets
Futures Contracts	$24,738	$—	$—	$24,738
Forward Foreign Currency Contracts	—	42,705	—	42,705
Liabilities
Futures Contracts	(95,932)	—	—	(95,932)
Forward Foreign Currency Contracts	—	(65,677)	—	(65,677)

Total Other Financial Instruments	$(71,194)	$(22,972)	$—	$(94,166)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Electrical Equipment	$3,019,515	$789	$—	$3,020,304
Electronic Equipment, Instruments & Components	13,268,382	3,287	—	13,271,669
Entertainment	2,752,326	21,698	—	2,774,024
Equity Real Estate Investment Trusts (REITs)	3,919,668	51,287	—	3,970,955
Food & Staples Retailing	3,364,934	658	—	3,365,592
Food Products	6,331,948	139,114	—	6,471,062

	Level 1 — Quoted Prices (continued)	Level 2 — Other Significant Observable Inputs (continued)	Level 3 — Significant Unobservable Inputs (continued)	Total (continued)
Hotels, Restaurants & Leisure	$2,353,172	$23,701	$—	$2,376,873
Insurance	13,420,013	50,854	—	13,470,867
Pharmaceuticals	4,098,902	274,567	—	4,373,469
Real Estate Management & Development	21,738,201	17,585	—	21,755,786
Textiles, Apparel & Luxury Goods	4,280,389	—	1,881	4,282,270
Transportation Infrastructure	4,984,909	122,137	—	5,107,046
Water Utilities	1,391,845	184,804	—	1,576,649
Other*	288,269,270	—	—	288,269,270
Corporate Bonds*	—	10,523	—	10,523
Rights	658	1,426	—	2,084
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	3,032,870	—	3,032,870

Total Investments	$373,194,132	$3,935,300	$1,881	$377,131,313

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$22,568	$—	$22,568
Liabilities
Futures Contracts	(144,610)	—	—	(144,610)
Forward Foreign Currency Contracts	—	(5,371)	—	(5,371)

Total Other Financial Instruments	$(144,610)	$17,197	$—	$(127,413)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments
Exchange Traded Funds	$8,460,314	$—	$—	$8,460,314

Total Investments	$8,460,314	$—	$—	$8,460,314

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$34,869	$—	$34,869
Liabilities
Forward Foreign Currency Contracts	—	(56,468)	—	(56,468)

Total Other Financial Instruments	$—	$(21,599)	$—	$(21,599)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
Investments
Exchange Traded Funds	$5,367,823	$—	$—	$5,367,823

Total Investments	$5,367,823	$—	$—	$5,367,823

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$67,607	$—	$67,607
Liabilities

	Level 1 — Quoted Prices (continued)	Level 2 — Other Significant Observable Inputs (continued)	Level 3 — Significant Unobservable Inputs (continued)	Total (continued)
Forward Foreign Currency Contracts	$—	$(910)	$—	$(910)

Total Other Financial Instruments	$—	$66,697	$—	$66,697

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$49,782,559	$—	$—	$49,782,559
Securities Lending Reinvestments
Repurchase Agreements	—	421,899	—	421,899

Total Investments	$49,782,559	$421,899	$—	$50,204,458

Other Financial Instruments
Assets
Futures Contracts	$4,263	$—	$—	$4,263

Total Other Financial Instruments	$4,263	$—	$—	$4,263

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$66,693,927	$—	$—	$66,693,927
Securities Lending Reinvestments
Repurchase Agreements	—	54,029	—	54,029

Total Investments	$66,693,927	$54,029	$—	$66,747,956

Other Financial Instruments
Assets
Futures Contracts	$8,440	$—	$—	$8,440

Total Other Financial Instruments	$8,440	$—	$—	$8,440

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Impact Index Fund
Investments
Common Stocks
Electric Utilities	$1,128,978	$3,806	$—	$1,132,784
Other*	94,215,575	—	—	94,215,575
Securities Lending Reinvestments
Repurchase Agreements	—	2,975	—	2,975

Total Investments	$95,344,553	$6,781	$—	$95,351,334

Other Financial Instruments
Assets
Futures Contracts	$17,724	$—	$—	$17,724
Liabilities
Futures Contracts	(8,387)	—	—	(8,387)

Total Other Financial Instruments	$9,337	$—	$—	$9,337

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,031,862,687	$—	$—	$5,031,862,687
Securities Lending Reinvestments
Bank Notes	—	5,000,000	—	5,000,000
Certificates of Deposit	—	23,001,552	—	23,001,552
Commercial Paper	—	8,000,915	—	8,000,915
Repurchase Agreements	—	32,276,043	—	32,276,043

Total Investments	$5,031,862,687	$68,278,510	$—	$5,100,141,197

Other Financial Instruments
Assets
Futures Contracts	$182,821	$—	$—	$182,821
Forward Foreign Currency Contracts	—	399,581	—	399,581
Liabilities
Futures Contracts	(232,888)	—	—	(232,888)
Forward Foreign Currency Contracts	—	(238,492)	—	(238,492)

Total Other Financial Instruments	$(50,067)	$161,089	$—	$111,022

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Commercial Services & Supplies	$57,097,792	$168,892	$—	$57,266,684
Electric Utilities	238,169,501	794,707	—	238,964,208
Other*	1,437,741,457	—	—	1,437,741,457
Securities Lending Reinvestments
Repurchase Agreements	—	18,495,717	—	18,495,717

Total Investments	$1,733,008,750	$19,459,316	$—	$1,752,468,066

Other Financial Instruments
Assets
Futures Contracts	$81,383	$—	$—	$81,383
Forward Foreign Currency Contracts	—	7,131	—	7,131
Liabilities
Futures Contracts	(112,177)	—	—	(112,177)
Forward Foreign Currency Contracts	—	(30,274)	—	(30,274)

Total Other Financial Instruments	$(30,794)	$(23,143)	$—	$(53,937)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$414,826,084	$—	$—	$414,826,084
Securities Lending Reinvestments
Repurchase Agreements	—	7,307,056	—	7,307,056

Total Investments	$414,826,084	$7,307,056	$—	$422,133,140

Other Financial Instruments
Assets
Futures Contracts	$69,568	$—	$—	$69,568
Forward Foreign Currency Contracts	—	72,158	—	72,158
Liabilities
Futures Contracts	(115,330)	—	—	(115,330)
Forward Foreign Currency Contracts	—	(54,071)	—	(54,071)

Total Other Financial Instruments	$(45,762)	$18,087	$—	$(27,675)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$11,458,867	$—	$—	$11,458,867

Total Investments	$11,458,867	$—	$—	$11,458,867

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,721,253,263	$—	$—	$1,721,253,263
Securities Lending Reinvestments
Bank Notes	—	5,000,000	—	5,000,000
Certificates of Deposit	—	28,011,691	—	28,011,691
Commercial Paper	—	6,500,457	—	6,500,457
Repurchase Agreements	—	18,756,131	—	18,756,131

Total Investments	$1,721,253,263	$58,268,279	$—	$1,779,521,542

Other Financial Instruments
Assets
Futures Contracts	$324,555	$—	$—	$324,555

Total Other Financial Instruments	$324,555	$—	$—	$324,555

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$485,507,390	$—	$—	$485,507,390
Securities Lending Reinvestments
Repurchase Agreements	—	19,178,737	—	19,178,737

Total Investments	$485,507,390	$19,178,737	$—	$504,686,127

	Level 1 — Quoted Prices (continued)	Level 2 — Other Significant Observable Inputs (continued)	Level 3 — Significant Unobservable Inputs (continued)	Total (continued)
Other Financial Instruments
Assets
Futures Contracts	$89,084	$—	$—	$89,084

Total Other Financial Instruments	$89,084	$—	$—	$89,084

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$53,184,719	$—	$—	$53,184,719
Securities Lending Reinvestments
Repurchase Agreements	—	1,541,488	—	1,541,488

Total Investments	$53,184,719	$1,541,488	$—	$54,726,207

Other Financial Instruments
Assets
Futures Contracts	$5,870	$—	$—	$5,870

Total Other Financial Instruments	$5,870	$—	$—	$5,870

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks
Insurance	$63,225,937	$3,545,916	$—	$66,771,853
Other*	717,150,329	—	—	717,150,329
Securities Lending Reinvestments
Repurchase Agreements	—	1,284,972	—	1,284,972

Total Investments	$780,376,266	$4,830,888	$—	$785,207,154

Other Financial Instruments
Assets
Futures Contracts	$85,251	$—	$—	$85,251
Forward Foreign Currency Contracts	—	50,462	—	50,462
Liabilities
Futures Contracts	(508,714)	—	—	(508,714)
Forward Foreign Currency Contracts	—	(84,826)	—	(84,826)

Total Other Financial Instruments	$(423,463)	$(34,364)	$—	$(457,827)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks
Insurance	$5,644,498	$453,853	$—	$6,098,351

	Level 1 — Quoted Prices (continued)	Level 2 — Other Significant Observable Inputs (continued)	Level 3 — Significant Unobservable Inputs (continued)	Total (continued)
Other*	$69,504,350	$—	$—	$69,504,350

Total Investments	$75,148,848	$453,853	$—	$75,602,701

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$3,023	$—	$3,023
Liabilities
Futures Contracts	(15,171)	—	—	(15,171)
Forward Foreign Currency Contracts	—	(89)	—	(89)

Total Other Financial Instruments	$(15,171)	$2,934	$—	$(12,237)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$48,090,577	$—	$—	$48,090,577

Total Investments	$48,090,577	$—	$—	$48,090,577

Other Financial Instruments
Liabilities
Futures Contracts	$(7,426)	$—	$—	$(7,426)

Total Other Financial Instruments	$(7,426)	$—	$—	$(7,426)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,163,770,028	$—	$1,163,770,028

Total Investments	$—	$1,163,770,028	$—	$1,163,770,028

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$536,289,228	$—	$536,289,228

Total Investments	$—	$536,289,228	$—	$536,289,228

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$51,543,974	$—	$51,543,974

Total Investments	$—	$51,543,974	$—	$51,543,974

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$120,778,420	$—	$120,778,420

Total Investments	$—	$120,778,420	$—	$120,778,420

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Asset-Backed Securities	$—	$20,197	$—	$20,197
Corporate Bonds*	—	26,505,815	—	26,505,815

Total Investments	$—	$26,526,012	$—	$26,526,012

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$148,270,218	$—	$148,270,218

Total Investments	$—	$148,270,218	$—	$148,270,218

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$23,128,056	$—	$23,128,056
Collateralized Mortgage Obligations	—	205,773	—	205,773
Corporate Bonds*	—	254,276,855	—	254,276,855
Foreign Government Securities	—	3,806,113	—	3,806,113
U.S. Treasury Obligations	—	10,826,302	—	10,826,302
Short-Term Investments	—	3,463,343	—	3,463,343

Total Investments	$—	$295,706,442	$—	$295,706,442

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$28,150,411	$—	$—	$28,150,411
Short-Term Investments	—	163,881	—	163,881

Total Investments	$28,150,411	$163,881	$—	$28,314,292

Other Financial Instruments
Assets
Futures Contracts	$23,717	$—	$—	$23,717

Total Other Financial Instruments	$23,717	$—	$—	$23,717

*	See Schedules of Investments for segregation by industry type.